UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-00558
THE HARTFORD MUTUAL FUNDS II, INC.
(Exact name of registrant as specified in charter)
P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)
Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (860) 843-9934
Date of fiscal year end: October 31st
Date of reporting period: January 31, 2008
Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Advisers Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 68.0%
	Basic Materials – 3.5%
44	Agrium, Inc.	$2,841
381	Alcoa, Inc.	12,618
67	ArcelorMittal ▼	4,415
184	Cameco Corp.	6,211
76	Consol Energy, Inc.	5,570
123	Freeport-McMoRan Copper & Gold, Inc.	10,915
384	Mitsubishi Rayon Co., Ltd. †	1,548
33	United States Steel Corp.	3,319
203	Uranium One Inc ●	1,414

		48,851

	Consumer Cyclical – 3.5%
2,225	Buck Holdings L.P. † ● ⌂	2,002
411	Kohl’s Corp. ●	18,740
672	Lowe’s Co., Inc.	17,765
316	Supervalu, Inc.	9,493

		48,000

	Consumer Staples – 2.7%
1	Japan Tobacco, Inc. †	6,230
155	PepsiCo, Inc.	10,563
305	Procter & Gamble Co.	20,102

		36,895

	Energy – 6.0%
142	Chesapeake Energy Corp.	5,283
126	EnCana Corp.	8,362
205	Exxon Mobil Corp.	17,686
261	Gazprom OAO ▼	12,545
238	Halliburton Co.	7,903
127	Hess Corp.	11,490
141	Occidental Petroleum Corp.	9,576
125	Schlumberger Ltd.	9,455

		82,300

	Finance – 16.1%
455	American International Group, Inc.	25,102
600	Bank of America Corp.	26,591
321	Capital One Financial Corp.	17,605
410	Citigroup, Inc.	11,567
681	Discover Financial Services, Inc.	11,918
97	Federal Home Loan Mortgage Corp.	2,954
244	Federal National Mortgage Association	8,258
92	Goldman Sachs Group, Inc.	18,531
244	ING Groep N.V.-Sponsored ADR	7,941
557	Invesco Ltd.	15,149
18	Julius Baer Holding Ltd. †	1,230
183	Morgan Stanley	9,036
254	Sovereign Bancorp, Inc.	3,162
130	State Street Corp.	10,684
377	UBS AG	15,568
313	UnitedHealth Group, Inc.	15,933
581	Washington Mutual, Inc.	11,582
417	Western Union Co.	9,334

		222,145

	Health Care – 9.7%
93	Astellas Pharma, Inc. †	4,021
112	AstraZeneca plc †	4,720
135	Daiichi Sankyo Co., Ltd. †	4,043
106	Eisai Co., Ltd. †	4,370
653	Elan Corp. plc ADR ●	16,593
262	Eli Lilly & Co.	13,498
135	Genentech, Inc. ●	9,490
262	Medtronic, Inc.	12,187
193	Sanofi-Aventis S.A. ADR	7,904
727	Schering-Plough Corp.	14,225
556	Shionogi & Co., Ltd. †	10,443
96	UCB S.A. †	4,684
138	Vertex Pharmaceuticals, Inc. ● ▼	2,804
273	Walgreen Co.	9,567
382	Wyeth	15,192

		133,741

	Services – 8.1%
143	Accenture Ltd. Class A	4,961
1,181	Comcast Corp. Class A ●	21,438
131	FedEx Corp.	12,218
175	Monster Worldwide, Inc. ● ▼	4,885
983	Time Warner, Inc.	15,472
285	United Parcel Service, Inc. Class B	20,829
244	Viacom, Inc. Class B ●	9,463
390	Waste Management, Inc.	12,635
730	XM Satellite Radio Holdings, Inc. Class A ● ▼	9,057

		110,958

	Technology – 17.2%
857	Applied Materials, Inc.	15,354
365	AT&T, Inc.	14,057
431	Broadcom Corp. Class A ● ▼	9,519
973	Cisco Systems, Inc. ●	23,846
49	Corning, Inc.	1,179
123	Electronic Arts, Inc. ●	5,827
573	Flextronics International Ltd. ●	6,698
1,271	General Electric Co.	45,020
42	Google, Inc. ●	23,870
940	Intel Corp.	19,920
139	KLA-Tencor Corp.	5,824
683	Maxim Integrated Products, Inc.	13,436
225	Metropcs Communications, Inc. ● ▼	4,064
144	Microsoft Corp.	4,704
614	Network Appliance, Inc. ●	14,245
308	Qualcomm, Inc.	13,078
3	SanDisk Corp. ● ▼	81
455	Sprint Nextel Corp.	4,787
91	Whirlpool Corp.	7,728
214	Yahoo!, Inc. ●	4,097

		237,334

	Transportation – 0.5%
423	Delta Air Lines, Inc. ● ▼	7,126

	Utilities – 0.7%
172	Suntech Power Holdings Co., Ltd. ADR ●	9,425

	Total common stock (Cost $991,149)	$936,775

PREFERRED STOCK – 0.2%
	Finance – 0.2%
123	Banco Itau Holding	$2,769

	Total preferred stock (Cost $2,645)	$2,769

The Hartford Advisers Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED
SECURITIES - 6.3% Finance - 6.3%
Finance - 6.3%
	Advanta Business Card Master Trust
$5,000	5.30%, 05/21/2012	$5,089
	Banc of America Commercial Mortgage, Inc.
1,380	5.18%, 09/10/2047 Δ	1,399
	Bear Stearns Commercial Mortgage Securities, Inc.
1,755	5.15%, 10/12/2042 Δ	1,767
730	5.47%, 04/12/2038 Δ	731
1,300	5.54%, 10/12/2041	1,296
	Citibank Credit Card Issuance Trust
2,985	5.65%, 09/20/2019	3,001
	Citigroup/Deutsche Bank Commercial Mortgage Trust
2,750	5.23%, 07/15/2044 Δ	2,782
	Commercial Mortgage Pass-Through Certificates
1,750	5.12%, 06/10/2044	1,746
	Connecticut RRB Special Purpose Trust CL&P
10,000	6.21%, 12/30/2011	10,533
	Countrywide Home Loans, Inc.
719	5.26%, 11/25/2035 Δ	732
	Credit Suisse Mortgage Capital Certificates
1,505	5.47%, 09/15/2039	1,490
2,730	5.55%, 02/15/2039 Δ	2,714
	Goldman Sachs Mortgage Securities Corp. II
3,000	4.75%, 07/10/2039	2,907
	GSR Mortgage Loan Trust
1,408	5.79%, 05/25/2047 Δ	1,429
	Household Automotive Trust
1,850	5.28%, 09/17/2011	1,874
	JP Morgan Chase Commercial Mortgage Security Corp.
1,895	5.18%, 12/15/2044 Δ	1,922
3,050	5.48%, 12/12/2044 Δ	3,024
1,300	5.88%, 04/15/2045 Δ	1,330
	Marriott Vacation Club Owner Trust
355	5.36%, 10/20/2028 ■	367
	Merrill Lynch Mortgage Trust
2,750	5.05%, 07/12/2038	2,732
	Morgan Stanley Capital I
2,875	5.23%, 09/15/2042	2,881
1,300	5.81%, 08/12/2041 Δ	1,330
	Nissan Automotive Lease Trust
5,000	5.10%, 07/16/2012	5,120
	Peco Energy Transition Trust
6,413	6.13%, 03/01/2009	6,474
	PSE&G Transition Funding LLC
10,000	6.61%, 06/15/2015	10,986
	Residential Accredit Loans, Inc.
1,807	5.25%, 02/25/2035 Δ	1,819
	Sequoia Mortgage Trust
2,165	5.82%, 02/20/2047 Δ	2,223
	Susquehanna Automotive Lease Trust
2,140	5.21%, 03/16/2009 ■	2,150
	Wells Fargo Mortgage Backed Securities Trust
1,717	4.54%, 03/25/2035 Δ	1,702
2,360	5.53%, 04/25/2036 Δ	2,417
1,140	6.02%, 09/25/2036 Δ	1,162

	Total asset & commercial mortgage backed securities (Cost $85,920)	$87,129

CORPORATE BONDS: INVESTMENT GRADE - 14.2%
	Capital Goods - 0.1%
	Pitney Bowes, Inc.
$960	5.75%, 09/15/2017	$989
	Xerox Corp.
1,000	5.50%, 05/15/2012	1,021

		2,010

	Consumer Cyclical - 0.5%
	DaimlerChrysler NA Holdings Corp.
1,000	5.88%, 03/15/2011	1,039
1,975	6.50%, 11/15/2013	2,137
	Federated Retail Holdings, Inc.
714	5.90%, 12/01/2016	666
	Lowe’s Co., Inc.
1,295	6.65%, 09/15/2037	1,298
	Target Corp.
2,000	5.88%, 11/01/2008	2,037

		7,177

	Consumer Staples - 1.0%
	Cargill, Inc.
1,215	5.60%, 09/15/2012 ■	1,249
	Diageo Capital plc
2,025	4.38%, 05/03/2010	2,045
	Kraft Foods, Inc.
2,325	6.25%, 06/01/2012	2,442
	PepsiAmericas, Inc.
3,000	6.38%, 05/01/2009	3,126
	Procter & Gamble Co.
2,988	9.36%, 01/01/2021	3,827
	Weyerhaeuser Co.
800	7.38%, 03/15/2032	794

		13,483

	Energy - 0.5%
	Atmos Energy Corp.
1,160	6.35%, 06/15/2017	1,194
	National Fuel Gas Co.
4,000	6.00%, 03/01/2009	4,090
	Weatherford International Ltd.
2,000	5.95%, 06/15/2012	2,101

		7,385

	Finance - 7.4%
	Ace INA Holdings, Inc.
3,675	5.88%, 06/15/2014	3,842
	American Express Centurion Bank
2,400	6.00%, 09/13/2017	2,430
	AXA Financial, Inc.
3,000	7.00%, 04/01/2028	3,166
	Bank of America Corp.
3,000	5.42%, 03/15/2017	2,958
	Bank of New York Mellon Corp.
1,360	4.95%, 11/01/2012	1,394

The Hartford Advisers Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Finance (continued)
	BB&T Corp.
$1,010	4.90%, 06/30/2017	$956
	Berkshire Hathaway Finance Corp.
2,350	4.85%, 01/15/2015	2,378
	Brandywine Operating Partnership
750	5.70%, 05/01/2017	684
1,000	6.00%, 04/01/2016	943
	Capital One Bank
750	6.50%, 06/13/2013	706
	Capital One Capital IV
1,000	6.75%, 02/17/2037	682
	Capital One Financial Corp.
870	5.70%, 09/15/2011	802
	CIT Group, Inc.
1,150	7.63%, 11/30/2012	1,134
	Citigroup, Inc.
750	3.63%, 02/09/2009	750
1,600	6.00%, 10/31/2033	1,508
500	6.50%, 01/18/2011	529
	Credit Suisse First Boston USA, Inc.
1,980	4.88%, 01/15/2015	1,963
	Developers Diversified Realty Corp.
1,500	5.38%, 10/15/2012	1,387
	Discover Financial Services, Inc.
1,245	6.45%, 06/12/2017 ■	1,232
	Eaton Vance Corp.
530	6.50%, 10/02/2017	553
	ERAC USA Finance Co.
2,725	7.35%, 06/15/2008 ■	2,763
	Everest Reinsurance Holdings, Inc.
885	5.40%, 10/15/2014	894
	General Electric Capital Corp.
1,500	6.75%, 03/15/2032	1,640
	Genworth Financial, Inc.
1,500	6.15%, 11/15/2066	1,324
	Goldman Sachs Group, Inc.
2,000	5.30%, 02/14/2012	2,071
1,200	5.63%, 01/15/2017	1,192
1,500	6.45%, 05/01/2036	1,434
	Health Care Properties
2,035	6.00%, 01/30/2017	1,820
	HSBC Bank USA
2,600	3.88%, 09/15/2009	2,600
	HSBC Finance Corp.
2,000	5.50%, 01/19/2016	2,001
	International Lease Finance Corp.
2,200	5.00%, 09/15/2012	2,224
1,200	5.63%, 09/15/2010	1,242
	Jackson National Life Insurance Co.
2,000	8.15%, 03/15/2027 ■	2,484
	John Deere Capital Corp.
1,655	4.88%, 10/15/2010 ▼	1,710
	JP Morgan Chase & Co.
2,795	5.13%, 09/15/2014	2,812
	KeyCorp Capital II
250	6.88%, 03/17/2029	251
	Kimco Realty Corp.
1,550	5.78%, 03/15/2016	1,472
	Lehman Brothers Holdings, Inc.
2,000	5.25%, 02/06/2012	1,992
	Liberty Mutual Group, Inc.
2,335	5.75%, 03/15/2014 ■	2,438
	Liberty Property L.P.
260	6.63%, 10/01/2017	261
	Merrill Lynch & Co., Inc.
2,000	5.00%, 02/03/2014	1,930
1,250	6.40%, 08/28/2017	1,284
	Metlife, Inc.
2,000	5.00%, 06/15/2015	2,003
	Morgan Stanley
2,650	5.38%, 10/15/2015	2,612
1,200	5.45%, 01/09/2017	1,189
	National City Corp.
125	6.88%, 05/15/2019	120
	New England Mutual Life Insurance Co.
3,100	7.88%, 02/15/2024 ■	3,668
	Prologis Trust
1,500	5.63%, 11/15/2016	1,380
	Prudential Financial, Inc.
585	5.80%, 06/15/2012	612
	Prudential Funding LLC
2,000	6.75%, 09/15/2023 ■	1,985
	Realty Income Corp.
965	6.75%, 08/15/2019	958
	Regions Bank
2,000	6.45%, 06/26/2037	1,864
	Republic New York Capital I
250	7.75%, 11/15/2006	249
	Santander Central Hispano Issuances Ltd.
500	7.63%, 11/03/2009	533
	Simon Property Group L.P.
3,100	6.10%, 05/01/2016	3,092
	Sovereign Capital Trust IV
1,500	7.91%, 06/13/2036	1,215
	Torchmark Corp.
3,000	8.25%, 08/15/2009	3,200
	UnitedHealth Group, Inc.
1,000	5.00%, 08/15/2014	981
500	5.50%, 11/15/2012 ■	518
	US Bank NA
3,100	4.95%, 10/30/2014	3,104
	Wells Fargo Bank NA
4,000	6.45%, 02/01/2011	4,253
	Willis North America, Inc.
580	5.63%, 07/15/2015	571
580	6.20%, 03/28/2017	590

		102,533

	Health Care - 0.7%
	Astrazeneca plc
1,200	5.40%, 09/15/2012	1,267
	Becton, Dickinson & Co.
1,250	6.70%, 08/01/2028	1,337
	CVS Corp.
1,550	6.13%, 08/15/2016	1,638
	Schering-Plough Corp.
2,000	5.55%, 12/01/2013	2,108

The Hartford Advisers Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Health Care (continued)
	Wyeth
$2,500	6.95%, 03/15/2011	$2,666

		9,016

	Services - 1.0%
	COX Communications, Inc.
2,000	5.45%, 12/15/2014	1,996
	FedEx Corp.
4,000	3.50%, 04/01/2009	3,994
	Time Warner, Inc.
1,105	5.50%, 11/15/2011	1,116
	United Parcel Service
2,350	4.50%, 01/15/2013	2,410
	Viacom, Inc.
3,040	6.88%, 04/30/2036	2,970
	Wyndham Worldwide Corp.
615	6.00%, 12/01/2016	587

		13,073

	Technology - 1.8%
	AT&T, Inc.
1,075	6.80%, 05/15/2036	1,133
	BellSouth Telecommunications
250	7.00%, 12/01/2095	256
	Comcast Cable Communications, Inc.
4,000	6.88%, 06/15/2009	4,142
	Deutsche Telekom International Finance B.V.
1,800	8.25%, 06/15/2030	2,230
	Fiserv, Inc.
1,250	6.13%, 11/20/2012	1,300
	General Electric Co.
3,425	5.00%, 02/01/2013	3,531
	Hewlett-Packard Co.
1,250	5.25%, 03/01/2012	1,310
	Intuit, Inc.
1,500	5.40%, 03/15/2012	1,530
	SBC Communications
1,830	6.45%, 06/15/2034	1,839
	Siemens Finance
2,900	5.75%, 10/17/2016 ■	3,003
	Time Warner Cable Inc.
830	5.85%, 05/01/2017	831
	Verizon Global Funding Corp.
250	7.25%, 12/01/2010	271
2,850	7.75%, 12/01/2030	3,326

		24,702

	Transportation - 0.2%
	Continental Airlines, Inc.
755	5.98%, 04/19/2022	690
	Southwest Airlines Co.
1,750	5.75%, 12/15/2016	1,744
700	6.15%, 08/01/2022	707

		3,141

	Utilities - 1.0%
	Consolidated Edison Co. of NY
955	5.30%, 12/01/2016	963
	Enel Finance International
805	6.80%, 09/15/2037 ■	818
	Indianapolis Power and Light
1,500	6.60%, 06/01/2037 ■	1,591
	Kinder Morgan Energy Partners L.P.
1,500	6.95%, 01/15/2038	1,558
	MidAmerican Energy Co.
1,000	5.65%, 07/15/2012	1,054
	MidAmerican Energy Holdings Co.
500	6.13%, 04/01/2036	497
	Northern Border Pipeline Co.
1,150	7.75%, 09/01/2009	1,217
	Northern States Power Co.
2,250	6.20%, 07/01/2037	2,311
	Southern California Edison Co.
1,750	5.55%, 01/15/2037	1,653
	Taqa Abu Dhabi National
695	5.88%, 10/27/2016 ■	683
	Taqa Abu Dhabi National Energy
550	5.62%, 10/25/2012 ■	561
	TransCanada Pipelines Ltd.
250	6.49%, 01/21/2009	255

		13,161

	Total corporate bonds: investment grade (Cost $193,259)	$195,681

MUNICIPAL BONDS - 0.3%
	General Obligations - 0.3%
	Oregon School Boards Association, Taxable Pension
$2,000	4.76%, 06/30/2028	$1,851
	State of Illinois, Taxable Pension
2,050	5.10%, 06/01/2033	2,030

	Total municipal bonds (Cost $4,028)	$3,881

U.S. GOVERNMENT AGENCIES - 2.0%
	Federal Home Loan Mortgage Corporation - 0.8%
	Mortgage Backed Securities:
$9,973	6.50%, 2036	$10,363

	Remic—Pac’s:
1,147	2.50%, 2013	1,142

		11,505

	Federal National Mortgage Association - 0.4%
	Mortgage Backed Securities:
118	5.00%, 2036	118
4,302	5.50%, 2036 - 2037	4,360
373	6.50%, 2036	388

		4,866

	Government National Mortgage Association - 0.8%
	Mortgage Backed Securities:
2,634	5.50%, 2036 - 2037	2,687
2,860	6.00%, 2023 - 2034	2,962
2,047	6.50%, 2026 - 2035	2,143
2,124	7.00%, 2031 - 2033	2,271
469	8.00%, 2029 - 2031	514

		10,577

	Total U.S. government agencies (Cost $25,981)	$26,948

U.S. GOVERNMENT SECURITIES - 7.0%
	Other Direct Federal Obligations - 1.8%
	Federal Financing Corporation:
$3,676	4.40%, 2013 o	$3,009

The Hartford Advisers Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
U.S. GOVERNMENT SECURITIES (continued)
	Other Direct Federal Obligations (continued)
	Federal Financing Corporation (continued):
$10,000	9.80%, 2018	$14,502

		17,511

	Federal Home Loan Bank:
7,225	4.88%, 2011	7,666

		25,177

	U.S. Treasury Securities - 5.2%
	U.S. Treasury Bonds:
8,800	5.38%, 2031 ▼	10,085
5,775	6.25%, 2023 ▼	7,095

		17,180

	U.S. Treasury Notes:
9,300	2.63%, 2009 ▼	9,349
21,725	3.50%, 2010 ▼	22,299
6,350	3.88%, 2010 ▼	6,607
10,200	4.50%, 2017 ▼	10,902
5,000	4.75%, 2012 ▼	5,415

		54,572
		71,752

	Total U.S. government securities (Cost $89,002)	$96,929

	Total long-term investments (Cost $1,391,984)	$1,350,112

	SHORT-TERM INVESTMENTS - 8.1%
	Repurchase Agreements - 0.2%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $1,005, collateralized by FNMA 5.00%, 2035, value of $1,025)
$1,005	3.00% dated 01/31/2008	$1,005

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $1,396, collateralized by FHLMC 4.50% - 7.00%, 2017 - 2038, GNMA 4.50% - 7.00%, 2035 - 2037, value of $1,424)

1,396	3.00% dated 01/31/2008	1,396
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $516, collateralized by FNMA 5.50% - 6.00%, 2034 - 2037, value of $526)
516	2.99% dated 01/31/2008	516
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $6, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $6)
5	1.70% dated 01/31/2008	5

		2,922

Shares
Securities Purchased with Proceeds from Security Lending - 7.9%
Cash Collateral Reinvestment Fund:
100,775	Navigator Prime Portfolio	100,775

Principal			Market
Amount			Value +
	Securities Purchased with Proceeds from Security Lending (continued)
	Federal Home Loan Bank Collateral Securities:
	Federal Home Loan Bank
$742	2.72%, 04/04/2008		$738
453	2.73%, 05/02/2008		449
213	4.00%, 02/06/2009		220
130	4.60%, 11/28/2008		130

			1,537

	Federal Home Loan Mortgage Corporation Collateral Securities:
	Federal Home Loan Mortgage Corporation
43	2.81%, 02/08/2008		43
30	2.85%, 02/04/2008		30
1,818	4.13%, 11/30/2009		1,875

			1,948

	Federal National Mortgage Association Collateral Securities:
	Federal National Mortgage Association
190	2.68%, 03/03/2008		190
4,218	2.70%, 03/28/2008		4,197

			4,387

	U.S. Treasury Collateral Securities:
	U.S. Treasury Note
30	2.38%, 01/15/2017 ◄		35

			108,682

	Total short-term investments (Cost $111,604)		$111,604

	Total investments (Cost $1,503,588) ▲	106.1%	$1,461,716
	Other assets and liabilities	(6.1)%	(83,771)
	Total net assets	100.0%	$1,377,945

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.85% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $1,507,888 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$52,605
Unrealized Depreciation	(98,777)

Net Unrealized Depreciation	$(46,172)

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at January 31, 2008, was $43,291, which represents 3.14% of total net assets.

●	Currently non-income producing.

▼	Security is partially on loan at January 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2008, was $25,510, which represents 1.85% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2008.

The Hartford Advisers Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

◄	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
6/2007	2,225	Buck Holdings L.P.	$2,227

The aggregate value of these securities at January 31, 2008 was $2,002 which represents 0.15% of total net assets.

At January 31, 2008, cash at $15,500 were designated to cover open put options written as follows:

	Number of	Exercise	Exercise	Market	Premiums
Issuer	Contracts*	Price	Date	Value +	Received
SPDR Trust Series 1 Put	1,050	$138.00	Feb, 2008	$331	$280

				$331	$280

* The number of contracts does not omit 000’s.

o	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
Forward Foreign Currency Contracts Outstanding at January 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Euro (Sell)	$49,312	$48,682	03/03/08	$(630)
Swiss Franc (Buy)	1,212	1,209	02/05/08	3

				$(627)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Balanced Allocation Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
AFFILIATED INVESTMENT COMPANIES - 99.6%
EQUITY FUNDS - 58.4%
3,951	The Hartford Capital Appreciation Fund, Class Y		$158,286
183	The Hartford Capital Appreciation II Fund, Class Y		2,515
2,891	The Hartford Disciplined Equity Fund, Class Y		40,561
3,976	The Hartford Equity Income Fund, Class Y		53,840
1,967	The Hartford Global Leaders Fund, Class Y		38,943
159	The Hartford Growth Fund, Class Y		2,772
2,242	The Hartford International Opportunities Fund, Class Y		37,752
2,496	The Hartford International Small Company Fund Class Y		32,699
1,599	The Hartford Select Midcap Value Fund, Class Y		15,065
2,550	The Hartford Select Small Cap Value Fund, Class Y		24,254
1,788	The Hartford Small Company Fund Class Y		35,561
8,996	The Hartford Value Fund, Class Y		109,207

	Total equity funds (Cost $557,056)		$551,455

FIXED INCOME FUNDS - 41.2%
5,698	The Hartford Floating Rate Fund, Class Y		$52,248
13,154	The Hartford Income Fund, Class Y		131,801
6,172	The Hartford Inflation Plus Fund, Class Y		70,298
4,873	The Hartford Short Duration Fund, Class Y		47,366
1,408	The Hartford Strategic Income Fund, Class Y		13,449
6,948	The Hartford Total Return Bond Fund, Class Y		74,412

	Total fixed income funds (Cost $395,401)		$389,574

	Total investments in affiliated investment companies (Cost $952,457)		$941,029

	Total investments (Cost $952,457) ▲	99.6%	$941,029
	Other assets and liabilities	0.4%	4,059

	Total net assets	100.0%	$945,088

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. 99 At January 31, 2008, the cost of securities for federal income tax purposes was $952,815 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $952,815 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$15,056
Unrealized Depreciation	(26,842)

Net Unrealized Depreciation	$(11,786)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Balanced Income Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 44.3%
	Basic Materials – 3.8%
2	Air Products and Chemicals, Inc.	$153
8	Dow Chemical Co.	301
9	E.I. DuPont de Nemours & Co.	407
1	International Paper Co.	23
9	Kimberly-Clark Corp.	584
8	Packaging Corp. of America	201
4	PPG Industries, Inc.	291

		1,960

	Consumer Cyclical – 2.4%
13	Altria Group, Inc.	978
1	Genuine Parts Co.	22
5	McDonald’s Corp.	241

		1,241

	Consumer Staples – 2.7%
10	ConAgra Foods, Inc.	205
3	Diageo plc ADR	266
5	General Mills, Inc.	284
10	Kellogg Co.	455
6	Kraft Foods, Inc.	168

		1,378

	Energy – 6.1%
13	Chevron Corp.	1,107
13	ConocoPhillips Holding Co.	1,052
4	Royal Dutch Shell plc	286
10	Total S.A. ADR	720

		3,165

	Finance – 12.5%
8	Allstate Corp.	389
26	Bank of America Corp.	1,131
6	Bank of New York Mellon Corp.	269
6	Chubb Corp.	316
23	Host Hotels & Resorts, Inc.	390
14	JP Morgan Chase & Co.	656
14	Lloyd’s TSB Group plc ADR	473
—	M&T Bank Corp.	37
13	PNC Financial Services Group, Inc.	833
8	UBS AG	318
29	US Bancorp	995
7	Wachovia Corp.	269
11	Wells Fargo & Co.	378

		6,454

	Health Care – 3.8%
8	Abbott Laboratories	428
17	Bristol-Myers Squibb Co.	394
6	Eli Lilly & Co.	304
7	GlaxoSmithKline plc ADR	313
10	Pfizer, Inc.	241
7	Wyeth	262

		1,942

	Services – 1.0%
8	R.R. Donnelley & Sons Co.	276
8	Waste Management, Inc.	246

		522

	Technology – 6.5%
29	AT&T, Inc.	1,099
12	Chunghwa Telecom Co., Ltd. ADR	251
32	General Electric Co.	1,140
22	Verizon Communications, Inc.	851

		3,341

	Utilities – 5.5%
6	American Electric Power Co., Inc.	249
10	Consolidated Edison, Inc.	440
1	Dominion Resources, Inc.	52
1	Entergy Corp.	108
3	Exelon Corp.	229
17	FPL Group, Inc.	1,096
5	SCANA Corp.	201
12	Southern Co.	436

		2,811

	Total common stock (Cost $23,379)	$22,814

Principal
Amount
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES – 2.8%
	Finance – 2.8%
	Banc of America Commercial Mortgage, Inc.
$85	5.45%, 01/15/2049	$84
	Bear Stearns Commercial Mortgage Securities, Inc.
100	4.68%, 08/13/2039	98
150	5.20%, 12/11/2038	146
	Carmax Automotive Owner Trust
100	4.34%, 09/15/2010	101
	Chase Commercial Mortgage Securities Corp.
91	6.39%, 11/18/2030	92
	Commercial Mortgage Pass-Through Certificates
100	5.77%, 06/10/2046 Δ	102
	Honda Automotive Receivables Owner Trust
53	5.25%, 08/18/2009	53
	LB-UBS Commercial Mortgage Trust
150	5.35%, 11/15/2038	147
	Long Beach Automotive Receivables Trust
100	5.03%, 01/15/2014	101
	Merrill Lynch Mortgage Trust
100	5.61%, 05/12/2039 Δ	101
	Morgan Stanley Capital I
100	5.23%, 09/15/2042	100
	Nissan Automotive Lease Trust
100	5.10%, 07/16/2012	102
	Peco Energy Transition Trust
75	6.52%, 12/31/2010	80
	PSE&G Transition Funding LLC
100	6.45%, 03/15/2013	106

		1,413

	Health Care – 0.0%
	CVS Lease Pass-Through Trust
20	6.04%, 12/10/2028 ■	18

	Total asset & commercial mortgage backed securities (Cost $1,423)	$1,431

The Hartford Balanced Income Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE – 39.1%
	Basic Materials – 1.1%
	Alto Parana S.A.
$25	6.38%, 06/09/2017 ■	$25
	Codelco, Inc.
100	4.75%, 10/15/2014	98
	Commercial Metals Co.
70	6.50%, 07/15/2017	75
	Cytec Industries, Inc.
50	6.00%, 10/01/2015	51
	Inco Ltd.
30	7.20%, 09/15/2032	32
45	7.75%, 05/15/2012	50
	Lubrizol Corp.
80	4.63%, 10/01/2009	81
	Methanex Corp.
20	8.75%, 08/15/2012	21
	Pactiv Corp.
20	5.88%, 07/15/2012	21
	Temple-Inland, Inc.
40	6.63%, 01/15/2016	41
	US Steel Corp.
30	7.00%, 02/01/2018	30
	Yara International ASA
45	5.25%, 12/15/2014 ■	44

		569

	Capital Goods – 0.6%
	Goodrich Co.
35	6.29%, 07/01/2016	37
	Hutchison Whampoa International Ltd.
100	5.45%, 11/24/2010 ■	103
	Tyco International Group S.A.
25	6.75%, 02/15/2011	26
	Xerox Corp.
100	5.50%, 05/15/2012	102
60	6.40%, 03/15/2016	62

		330

	Consumer Cyclical – 1.3%
	Altria Group, Inc.
30	7.00%, 11/04/2013	36
	Avnet, Inc.
50	6.63%, 09/15/2016	51
	DaimlerChrysler NA Holdings Corp.
30	5.75%, 05/18/2009	31
80	6.50%, 11/15/2013	87
	Energy Transfer Partners
25	6.63%, 10/15/2036	24
	Kroger Co.
35	6.40%, 08/15/2017	37
	Macys Retails Holdings, Inc.
160	5.88%, 01/15/2013	158
	Ryland Group, Inc.
15	6.88%, 06/15/2013	14
	SABMiller plc
80	6.20%, 07/01/2011 ■	85
	Target Corp.
100	6.00%, 01/15/2018	104
	Yum! Brands, Inc.
45	6.25%, 03/15/2018	46

		673

	Consumer Staples – 1.3%
	Cargill, Inc.
50	3.63%, 03/04/2009 ■	50
95	5.60%, 09/15/2012 ■	98
	Cia Brasileira de Bebidas
75	8.75%, 09/15/2013	86
	Coca-Cola Enterprises, Inc.
45	6.70%, 10/15/2036	49
	Kellogg Co.
15	5.13%, 12/03/2012	15
	Kraft Foods, Inc.
75	4.13%, 11/12/2009	75
10	6.25%, 06/01/2012	10
100	6.50%, 08/11/2017	104
	Miller Brewing Co.
20	4.25%, 08/15/2008 ■	20
	PepsiAmericas, Inc.
35	4.88%, 01/15/2015	36
	Tyson Foods, Inc.
90	6.85%, 04/01/2016	90
	Weyerhaeuser Co.
10	7.38%, 03/15/2032	10

		643

	Energy – 2.0%
	AGL Capital Corp.
35	6.38%, 07/15/2016	36
	Amerada Hess Corp.
95	7.88%, 10/01/2029	114
	Atmos Energy Corp.
40	6.35%, 06/15/2017	41
	Baltimore Gas & Electric
80	6.35%, 10/01/2036	79
	Canadian National Resources Ltd.
30	5.70%, 05/15/2017	30
100	6.25%, 03/15/2038	95
	ConocoPhillips Holding Co.
50	6.95%, 04/15/2029	57
	EnCana Corp.
150	5.90%, 12/01/2017	155
	Panhandle Eastern Pipeline
75	6.20%, 11/01/2017	74
	Pemex Project Funding Master Trust
15	5.75%, 03/01/2018 ■	15
10	6.63%, 06/15/2035 ■	10
	Petrobras International Finance Co.
65	5.88%, 03/01/2018	65
20	8.38%, 12/10/2018	24
	Valero Energy Corp.
105	7.50%, 04/15/2032	113
	Weatherford International Ltd.
65	6.50%, 08/01/2036	65
	XTO Energy, Inc.
45	7.50%, 04/15/2012	50

		1,023

	Finance – 18.9%
	Ace Capital Trust II
40	9.70%, 04/01/2030	49
	Allied World Assurance
50	7.50%, 08/01/2016	52

The Hartford Balanced Income Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount +			Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
		Finance (continued)
		Allstate Finance Global Fund II
	$30	4.25%, 02/26/2010	$30
		AMB Property L.P.
	100	5.45%, 12/01/2010	103
		American General Finance Corp.
	80	4.63%, 05/15/2009	81
		Ameriprise Financial, Inc.
	60	5.35%, 11/15/2010	62
	20	5.65%, 11/15/2015	20
		Australian Government
AUD	150	8.75%, 08/15/2008	136
		Avalonbay Communities, Inc.
	25	7.50%, 08/01/2009	26
		AXA S.A.
	45	8.60%, 12/15/2030	51
		BAC Capital Trust VI
	20	5.63%, 03/08/2035	17
		Banco Mercantile Del Norte S.A.
	10	6.14%, 10/13/2016 ■	10
		Bank of America Corp.
	220	5.25%, 12/01/2015	219
	200	5.42%, 03/15/2017	197
	50	6.00%, 09/01/2017	52
	50	7.25%, 10/15/2025	54
		Bear Stearns Co., Inc.
	65	5.35%, 02/01/2012	64
	25	6.40%, 10/02/2017	24
	100	6.95%, 08/10/2012	103
	75	7.25%, 02/01/2018	75
		Berkley (W.R.) Corp.
	90	5.13%, 09/30/2010	92
		Brandywine Operating Partnership
	15	5.70%, 05/01/2017	14
	50	5.75%, 04/01/2012	49
		Camden Property Trust
	85	4.38%, 01/15/2010	84
		Capital One Financial Corp.
	200	6.75%, 09/15/2017	190
		Capmark Financial Group
	40	5.88%, 05/10/2012 ■	29
	10	6.30%, 05/10/2017 ■	7
		CIT Group, Inc.
	20	5.13%, 09/30/2014	17
	75	5.65%, 02/13/2017	62
	45	5.80%, 07/28/2011	43
	100	5.85%, 09/15/2016	82
		Citigroup, Inc.
	105	5.00%, 09/15/2014	102
	100	5.50%, 08/27/2012	104
	140	5.63%, 08/27/2012	144
	110	6.00%, 08/15/2017 – 10/31/2033	106
	35	6.13%, 11/21/2017	37
	75	8.30%, 12/21/2057 Δ	81
		Colonial Realty L.P.
	95	6.05%, 09/01/2016	85
		Countrywide Financial Corp.
	95	5.80%, 06/07/2012	85
		Countrywide Home Loans, Inc.
	15	4.00%, 03/22/2011	13
		Credit Suisse First Boston USA, Inc.
	20	4.88%, 08/15/2010	21
		Developers Diversified Realty Corp.
	50	5.00%, 05/03/2010	49
	50	5.38%, 10/15/2012	46
		Discover Financial Services, Inc.
	10	6.45%, 06/12/2017 ■	10
		Duke-Weeks Realty
	50	7.75%, 11/15/2009	53
		Eaton Vance Corp.
	90	6.50%, 10/02/2017	94
		Equity One, Inc.
	65	6.00%, 09/15/2017	61
		ERAC USA Finance Co.
	125	7.00%, 10/15/2037 ■	114
		ERP Operating L.P.
	10	4.75%, 06/15/2009	10
	40	6.95%, 03/02/2011	42
		Everest Reinsurance Holdings, Inc.
	70	5.40%, 10/15/2014	71
	50	6.60%, 05/15/2037 Δ	44
	20	8.75%, 03/15/2010	22
		Farmers Exchange Capital
	100	7.05%, 07/15/2028 ■	94
		General Electric Capital Corp.
	200	6.00%, 06/15/2012	213
	90	6.15%, 08/07/2037	91
		Goldman Sachs Group, Inc.
	115	5.45%, 11/01/2012	120
	55	5.63%, 01/15/2017	55
	180	6.25%, 09/01/2017	191
	170	6.45%, 05/01/2036	163
	50	6.60%, 01/15/2012	54
	80	6.65%, 05/15/2009	83
	25	6.75%, 10/01/2037	25
		HBOS plc
	50	6.00%, 11/01/2033 ■	46
		Health Care Properties
	20	5.65%, 12/15/2013	19
	80	6.00%, 01/30/2017	72
		Health Care Property Investors, Inc.
	20	6.30%, 09/15/2016	18
		HSBC Finance Corp.
	100	6.38%, 10/15/2011	105
	145	6.75%, 05/15/2011	153
		HSBC Holding plc
	150	6.50%, 09/15/2037	147
		International Lease Finance Corp.
	120	5.63%, 09/15/2010 – 09/20/2013	124
	80	6.38%, 03/15/2009	82
		Janus Capital Group, Inc.
	60	6.70%, 06/15/2017 ⌂	63
		JP Morgan Chase & Co.
	215	5.13%, 09/15/2014	216
	50	5.88%, 03/15/2035	43
	50	6.00%, 01/15/2018	52
	270	6.75%, 02/01/2011	289

The Hartford Balanced Income Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
		Finance (continued)
		Kimco Realty Corp.
	$30	5.78%, 03/15/2016	$28
		Lazard Group
	80	6.85%, 06/15/2017	79
		Lehman Brothers Holdings, Inc.
	70	4.38%, 11/30/2010	69
	30	5.63%, 01/24/2013	30
	100	6.20%, 09/26/2014	103
	100	6.50%, 07/19/2017	102
	20	6.75%, 12/28/2017	21
	75	7.00%, 09/27/2027	76
		Liberty Mutual Group, Inc.
	60	5.75%, 03/15/2014 ■	63
	30	7.50%, 08/15/2036 ■	29
		Liberty Property L.P.
	10	5.50%, 12/15/2016	9
	20	6.63%, 10/01/2017	20
	25	7.75%, 04/15/2009	26
	50	8.50%, 08/01/2010	55
		Lincoln National Corp.
	80	5.65%, 08/27/2012	83
	35	6.15%, 04/07/2036	33
		Merrill Lynch & Co., Inc.
	50	5.45%, 02/05/2013	50
	210	6.05%, 08/15/2012 – 05/16/2016	214
	100	6.22%, 09/15/2026	91
	60	6.40%, 08/28/2017	62
		Metlife, Inc.
	25	6.13%, 12/01/2011	27
		Ministry Finance Russia
	40	3.00%, 05/14/2008	40
		Mizuho Financial Group, Inc.
	100	5.79%, 04/15/2014 ⌂	102
		Morgan Stanley
	10	3.63%, 04/01/2008	10
	395	4.75%, 04/01/2014	380
	100	5.45%, 01/09/2017	99
		Nuveen Investments, Inc.
	30	5.00%, 09/15/2010	27
		PNC Funding Corp.
	110	5.50%, 09/28/2012	114
		Prudential Financial, Inc.
	70	6.10%, 06/15/2017	72
		Realty Income Corp.
	85	6.75%, 08/15/2019	84
		Regency Centers L.P.
	30	5.25%, 08/01/2015	29
	15	5.88%, 06/15/2017	14
		Reinsurance Group of America, Inc.
	60	5.63%, 03/15/2017	59
		Schwab Capital Trust I
	35	7.50%, 11/15/2037 Δ	36
		Simon Property Group L.P.
	20	4.88%, 08/15/2010	20
	45	5.38%, 06/01/2011	45
		Symetra Financial Corp.
	20	6.13%, 04/01/2016 ■	20
		Travelers Property Casualty Corp.
	10	6.38%, 03/15/2033	10
		Trustreet Properties, Inc.
	80	7.50%, 04/01/2015	86
		UBS AG Stamford
	125	5.88%, 12/20/2017	131
		UFJ Finance Aruba AEC
	100	6.75%, 07/15/2013	111
		United Dominion Realty Trust, Inc.
	55	6.05%, 06/01/2013	54
		UnitedHealth Group, Inc.
	25	5.38%, 03/15/2016	24
	100	5.50%, 11/15/2012 ■	104
	30	6.63%, 11/15/2037 ■	30
		Unitrin, Inc.
	100	4.88%, 11/01/2010	102
	40	6.00%, 05/15/2017	39
		Ventas Realty L.P.
	20	6.50%, 06/01/2016	20
		Wachovia Corp.
	55	4.88%, 02/15/2014	54
	70	5.63%, 10/15/2016	70
	180	5.75%, 06/15/2017 – 02/01/2018	181
		Wells Fargo Co.
	115	4.38%, 01/31/2013	115
		Westfield Group
	60	5.40%, 10/01/2012 ■	61
		Willis North America, Inc.
	45	6.20%, 03/28/2017	46
		WR Berkley Corp.
	25	5.88%, 02/15/2013	26
		XL Capital Europe plc
	25	6.50%, 01/15/2012	25

			9,716

		Foreign Governments – 1.9%
		Colombia (Republic of)
	25	8.25%, 12/22/2014	29
	20	10.00%, 01/23/2012	23
	25	10.38%, 01/28/2033	36
		Israel Shahar
ILS	80	10.00%, 05/31/2012	26
		Russian Federation Government
	317	7.50%, 03/31/2030 ◘	364
	20	12.75%, 06/24/2028 ◘	37
		South Africa (Republic of)
	10	7.38%, 04/25/2012	11
		Swedish Government
SEK	1,600	6.50%, 05/05/2008	253
		United Mexican States
	36	6.05%, 01/11/2040	35
	147	6.75%, 09/27/2034	159
	15	11.38%, 09/15/2016	22

			995

		Health Care – 1.3%
		Amerisource Bergen Corp.
	25	5.63%, 09/15/2012	26
	101	5.88%, 09/15/2015	100
		Astrazeneca plc
	50	5.40%, 09/15/2012	53

The Hartford Balanced Income Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Health Care (continued)
	Astrazeneca plc (continued)
$120	6.45%, 09/15/2037	$130
	CVS Caremark Corp.
155	5.75%, 06/01/2017	160
40	6.94%, 01/10/2030 ■	41
	Laboratory Corp.
20	5.63%, 12/15/2015	20
	Quest Diagnostics, Inc.
115	6.95%, 07/01/2037	119

		649

	Services – 2.8%
	AT&T Broadband Corp.
145	8.38%, 03/15/2013	164
	CBS Corp.
95	7.70%, 07/30/2010	102
35	7.88%, 07/30/2030	37
	Clear Channel Communications, Inc.
105	7.65%, 09/15/2010	108
	Comcast Corp.
5	5.50%, 03/15/2011	5
80	6.45%, 03/15/2037	78
110	7.05%, 03/15/2033	114
	COX Communications, Inc.
10	5.88%, 12/01/2016 ■	10
80	6.45%, 12/01/2036 ■	78
90	7.13%, 10/01/2012	97
	Electronic Data Systems Corp.
40	7.45%, 10/15/2029	39
	News America, Inc.
60	6.40%, 12/15/2035	59
25	7.28%, 06/30/2028	26
	Time Warner Entertainment Co., L.P.
25	7.25%, 09/01/2008	25
30	8.38%, 03/15/2023	35
	Time Warner, Inc.
160	6.75%, 04/15/2011	167
105	7.63%, 04/15/2031	114
	Viacom, Inc.
50	5.75%, 04/30/2011	51
40	6.13%, 10/05/2017	40
65	6.25%, 04/30/2016	66
	Wyndham Worldwide Corp.
10	6.00%, 12/01/2016	10
	Wynn Las Vegas LLC
25	6.63%, 12/01/2014	24

		1,449

	Technology – 4.8%
	Alltel Corp.
60	6.75%, 04/01/2028	53
	AT&T, Inc.
60	5.10%, 09/15/2014	60
85	5.30%, 11/15/2010	89
40	5.50%, 02/01/2018	40
140	6.15%, 09/15/2034	136
50	6.50%, 09/01/2037	51
	BellSouth Corp.
30	5.20%, 09/15/2014	30
	British Telecommunications plc
35	8.62%, 12/15/2010 Δ	39
90	9.12%, 12/15/2030 Δ	118
	Cingular Wireless Services, Inc.
85	7.88%, 03/01/2011	94
120	8.75%, 03/01/2031	151
	Comcast Cable Communications, Inc.
45	6.75%, 01/30/2011	47
	Deutsche Telekom International Finance B.V.
55	8.00%, 06/15/2010 Δ	59
100	8.25%, 06/15/2030	124
	Embarq Corp.
40	7.08%, 06/01/2016	41
	General Electric Co.
115	5.25%, 12/06/2017	116
	Qwest Corp.
10	7.63%, 06/15/2015	10
	Sprint Capital Corp.
70	6.13%, 11/15/2008	70
30	7.63%, 01/30/2011	30
100	8.38%, 03/15/2012	104
	Sprint Nextel Corp.
100	6.00%, 12/01/2016	89
	Telecom Italia Capital
10	5.25%, 10/01/2015	10
30	6.00%, 09/30/2034	28
180	6.20%, 07/18/2011	188
	Telefonica Europe B.V.
115	7.75%, 09/15/2010	124
90	8.25%, 09/15/2030	110
	Time Warner Cable Inc.
110	6.55%, 05/01/2037	109
	Verizon Global Funding Corp.
40	6.88%, 06/15/2012	44
115	7.25%, 12/01/2010	125
160	7.75%, 12/01/2030	187

		2,476

	Transportation – 0.3%
	American Airlines, Inc.
31	3.86%, 07/09/2010	29
	Continental Airlines, Inc.
20	5.98%, 04/19/2022	18
10	6.90%, 04/19/2022	9
46	9.80%, 04/01/2021	46
	Southwest Airlines Co.
60	6.15%, 08/01/2022	60

		162

	Utilities – 2.8%
	AES Panama S.A.
10	6.35%, 12/21/2016 ■	10
	American Electric Power Co., Inc.
30	5.38%, 03/15/2010	31
	CenterPoint Energy Resources Corp.
25	7.75%, 02/15/2011	27
	DCP Midstream LLC
100	6.75%, 09/15/2037 ■	102
	Dominion Resources, Inc.
181	6.25%, 06/30/2012	195

The Hartford Balanced Income Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Utilities (continued)
	Duke Energy Corp.
$25	5.25%, 01/15/2018	$25
	Duke Energy Field Services LLC
10	6.45%, 11/03/2036 ■	10
	EDP Finance B.V.
100	6.00%, 02/02/2018 ■	103
	El Paso Natural Gas Co.
70	5.95%, 04/15/2017	70
	Enel Finance International
100	6.80%, 09/15/2037 ■	102
	Exelon Generation Co. LLC
45	6.95%, 06/15/2011	48
	ITC Midwest LLC
40	6.15%, 01/31/2038 ■	39
	Kinder Morgan Energy Partners L.P.
40	6.75%, 03/15/2011	42
50	7.30%, 08/15/2033	53
	MidAmerican Energy Holdings Co.
80	6.13%, 04/01/2036	79
	NGPL Pipeco LLC
130	6.51%, 12/15/2012 ■	134
	Nisource Finance Corp.
10	5.25%, 09/15/2017	9
50	6.40%, 03/15/2018	51
60	7.88%, 11/15/2010	65
	Ohio Power Co.
40	5.30%, 11/01/2010	42
	Peco Energy Co.
20	5.70%, 03/15/2037	19
	Progress Energy, Inc.
50	6.85%, 04/15/2012	54
	PSEG Power LLC
10	8.63%, 04/15/2031	12
	Taqa Abu Dhabi National
100	6.50%, 10/27/2036 ■	96
	Union Electric Co.
45	6.40%, 06/15/2017	48

		1,466

	Total corporate bonds: investment grade (Cost $20,040)	$20,151

CORPORATE BONDS: NON-INVESTMENT GRADE — 9.4%
	Basic Materials — 0.6%
	Blount, Inc.
$20	8.88%, 08/01/2012	$20
	Freeport-McMoRan Copper & Gold, Inc.
55	8.38%, 04/01/2017	58
5	8.39%, 04/01/2015 Δ	5
	Georgia-Pacific Corp.
25	7.13%, 01/15/2017 ■	24
10	8.13%, 05/15/2011	10
	Hawk Corp.
15	8.75%, 11/01/2014	15
	Koppers Holdings, Inc.
30	8.93%, 11/15/2014 o	25
	Massey Energy Co.
10	6.63%, 11/15/2010	10
	Novelis, Inc.
30	7.25%, 02/15/2015	28
	Peabody Energy Corp.
10	6.88%, 03/15/2013	10
15	7.38%, 11/01/2016	15
	RathGibson, Inc.
10	11.25%, 02/15/2014	10
	RBS Global & Rexnord Corp.
20	9.50%, 08/01/2014	18
	Terra Capital, Inc.
15	7.00%, 02/01/2017	15
	Texas Industries, Inc.
45	7.25%, 07/15/2013	43
	Tube City Ims Corp.
15	9.75%, 02/01/2015	13

		319

	Capital Goods — 0.1%
	Hawker Beechcraft Acquisition Co.
10	9.75%, 04/01/2017 ■	9
	L-3 Communications Corp.
15	5.88%, 01/15/2015	15
	SPX Corp.
15	7.63%, 12/15/2014 ■	15
	Transdigm, Inc.
10	7.75%, 07/15/2014	10

		49

	Consumer Cyclical — 0.6%
	Alliance One International, Inc.
15	11.00%, 05/15/2012	15
	Aramark Corp.
20	8.50%, 02/01/2015	20
	D.R. Horton, Inc.
20	6.88%, 05/01/2013	18
35	8.00%, 02/01/2009	34
	Dollarama Group L.P.
20	8.88%, 08/15/2012	19
	ESCO Corp.
30	8.63%, 12/15/2013 ■	29
	General Motors Corp.
15	8.38%, 07/15/2033	12
	IKON Office Solutions, Inc.
40	7.75%, 09/15/2015	41
15	9.93%, 01/01/2012 ■ Δ	15
	Lazydays RV Center, Inc.
5	11.75%, 05/15/2012	4
	Pulte Homes, Inc.
70	7.88%, 08/01/2011	68
	TRW Automotive, Inc.
20	7.00%, 03/15/2014 ■	18
	United Components, Inc.
25	9.38%, 06/15/2013	23

		316

	Consumer Staples — 0.1%
	Constellation Brands, Inc.
15	7.25%, 05/15/2017 ■	14
	Land O’Lakes Capital Trust
15	7.45%, 03/15/2028 ■	13
	Pilgrim’s Pride Corp.
22	8.38%, 05/01/2017	19

=

The Hartford Balanced Income Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Consumer Staples (continued)
	Smithfield Foods, Inc.
$15	7.75%, 05/15/2013	$15

		61

	Energy – 0.5%
	Chesapeake Energy Corp.
40	6.50%, 08/15/2017	39
	Delta Petroleum Corp.
20	7.00%, 04/01/2015	17
	Encore Acquisition Co.
25	6.00%, 07/15/2015	23
	Exco Resources, Inc.
15	7.25%, 01/15/2011	14
	OPTI Canada, Inc.
15	7.88%, 12/15/2014 ■	14
10	8.25%, 12/15/2014 ■	10
	Petrohawk Energy Corp.
30	9.13%, 07/15/2013	31
	Petroleos de Venezuela S.A.
50	5.25%, 04/12/2017	37
40	5.38%, 04/12/2027	25
	Pioneer Natural Resources Co.
25	5.88%, 07/15/2016	23
	Range Resources Corp.
10	6.38%, 03/15/2015	10
	Southwestern Energy Co.
10	7.50%, 02/01/2018 ■	10
	Whiting Petroleum Corp.
10	7.25%, 05/01/2012	10

		263

	Finance – 0.6%
	Bancolombia S.A.
25	6.88%, 05/25/2017	24
	Ford Motor Credit Co.
15	7.00%, 10/01/2013	13
60	7.38%, 10/28/2009	58
20	8.63%, 11/01/2010	19
	General Motors Acceptance Corp.
60	6.88%, 09/15/2011 — 08/28/2012	51
10	7.25%, 03/02/2011	9
10	8.00%, 11/01/2031	8
	Hertz Corp.
20	8.88%, 01/01/2014	19
5	10.50%, 01/01/2016	5
	IOS Capital LLC
10	7.25%, 06/30/2008	10
	Kar Holdings, Inc.
10	10.00%, 05/01/2015 ■	8
	Nexstar Financial Holdings LLC
5	7.59%, 04/01/2013 o	5
	Rainbow National Services LLC
10	8.75%, 09/01/2012 ■	10
	Rental Service Corp.
20	9.50%, 12/01/2014	17
	Sunstate Equipment Co.
20	10.50%, 04/01/2013 ■	17
	United Rentals North America, Inc.
10	7.00%, 02/15/2014	8

Principal			Market
Amount +			Value +
		Universal Hospital Services
	$20	8.50%, 06/01/2015	$20

			301

		Foreign Governments – 3.7%
		Argentina (Republic of)
EUR	10	1.20%, 12/31/2038	5
ARS	83	2.00%, 09/30/2014 — 02/04/2018	20
	56	5.37%, 08/03/2012 Δ	49
ARS	32	5.83%, 12/31/2033	8
	65	7.00%, 03/28/2011 — 04/17/2017	56
	29	8.28%, 12/31/2033	27
		Brazil (Republic of)
	100	6.00%, 01/17/2017	102
BRL	523	6.00%, 11/15/2009 — 08/15/2010	291
	15	7.88%, 03/07/2015	17
	165	8.00%, 01/15/2018	186
	25	8.25%, 01/20/2034	31
	50	8.88%, 10/14/2019	62
		Colombia (Republic of)
COP	9,000	9.85%, 06/28/2027	4
		Costa Rica (Republic of)
	5	8.05%, 01/31/2013 ◘	5
	35	9.34%, 05/15/2009	37
		Ecuador (Republic of)
	25	10.00%, 08/15/2030 ◘	24
		Indonesia (Republic of)
	100	6.63%, 02/17/2037	93
IDR	166,000	11.00%, 11/15/2020	19
		Panama (Republic of)
	5	6.70%, 01/26/2036	5
	15	7.25%, 03/15/2015	17
	20	9.38%, 07/23/2012	23
		Peru (Republic of)
	14	6.55%, 03/14/2037	14
	10	8.38%, 05/03/2016	12
	10	8.75%, 11/21/2033	13
	60	9.13%, 02/21/2012	69
	35	9.88%, 02/06/2015	44
		Philippines (Republic of)
	55	9.00%, 02/15/2013	64
	75	9.38%, 01/18/2017	93
		Turkey (Republic of)
	105	6.88%, 03/17/2036	103
	90	7.25%, 03/15/2015	97
	20	9.50%, 01/15/2014	24
		Ukraine Government
	100	6.39%, 06/26/2012 ◘	102
		Uruguay (Republic of)
	35	7.63%, 03/21/2036	37
	15	8.00%, 11/18/2022	17
		Venezuela (Republic of)
	5	4.89%, 04/20/2011 Δ	5
	70	5.75%, 02/26/2016	59
	45	7.65%, 04/21/2025	39
	30	8.50%, 10/08/2014	30
	15	9.25%, 09/15/2027	15

			1,918

The Hartford Balanced Income Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Health Care – 0.5%
	Community Health Systems, Inc.
$20	8.88%, 07/15/2015	$20
	Elan Financial plc
50	7.75%, 11/15/2011	47
20	8.87%, 11/15/2011 Δ	18
	Encysive Pharmaceuticals, Inc.
14	2.50%, 03/15/2012 ۞	7
	HCA, Inc.
80	9.63%, 11/15/2016	84
	Omnicare, Inc.
20	6.88%, 12/15/2015	18
	Rite Aid Corp.
10	7.50%, 03/01/2017	9
	Tenet Healthcare Corp.
35	9.88%, 07/01/2014	34

		237

	Services – 1.1%
	AMC Entertainment, Inc.
30	8.00%, 03/01/2014	26
	Bonten Media Acquisition
15	9.00%, 06/01/2015 ■	12
	Carriage Services, Inc.
25	7.88%, 01/15/2015	24
	Casella Waste Systems, Inc.
25	9.75%, 02/01/2013	25
	DirecTV Holdings LLC
10	6.38%, 06/15/2015	9
	Harland Clarke Holdings
5	9.50%, 05/15/2015	4
	Harrah’s Operating Co., Inc.
10	5.50%, 07/01/2010	9
25	5.63%, 06/01/2015	16
	Idearc, Inc.
55	8.00%, 11/15/2016	49
	Indianapolis Downs
15	11.00%, 11/01/2012 ■	14
	Lamar Media Corp.
15	7.25%, 01/01/2013	15
	Liberty Media Corp.
30	7.88%, 07/15/2009	31
10	8.50%, 07/15/2029	10
	Marquee Holdings, Inc.
30	12.21%, 08/15/2014 o	21
	MGM Mirage, Inc.
15	8.50%, 09/15/2010	16
	OED Corp./Diamond Jo LLC
20	8.75%, 04/15/2012	20
	Open Solutions, Inc.
20	9.75%, 02/01/2015 ■	17
	Park Place Entertainment Corp.
20	8.13%, 05/15/2011	17
	Quebecor Media, Inc.
15	7.75%, 03/15/2016	14
25	7.75%, 03/15/2016 ■	23
	R.H. Donnelley Corp.
30	6.88%, 01/15/2013	25
10	8.88%, 10/15/2017 ■	9
	River Rock Entertainment
10	9.75%, 11/01/2011	10
	Seneca Gaming Corp.
25	7.25%, 05/01/2012	24
	Sensata Technologies
10	8.00%, 05/01/2014	9
	Service Corp. International
25	7.00%, 06/15/2017	25
	SunGard Data Systems, Inc.
20	9.13%, 08/15/2013	20
26	10.25%, 08/15/2015	26
	Unisys Corp.
15	8.00%, 10/15/2012	13
	Virgin River Casino Corp.
10	9.00%, 01/15/2012	8
	Warner Music Acquistion Corp.
15	7.38%, 04/15/2014	12

		553

	Technology – 0.7%
	Actuant Corp.
10	6.88%, 06/15/2017 ■	10
	Bio-Rad Laboratories, Inc.
10	6.13%, 12/15/2014	10
	Canwest MediaWorks L.P.
20	9.25%, 08/01/2015 ■	19
	CCH II Holdings LLC/ CCH II Capital
15	10.25%, 10/01/2013	14
	Celestica, Inc.
10	7.88%, 07/01/2011	10
	Charter Communications Operating LLC
60	8.00%, 04/30/2012 ■	57
	Coleman Cable, Inc.
25	9.88%, 10/01/2012	22
	CSC Holdings, Inc.
30	7.63%, 07/15/2018	27
	Deluxe Corp.
20	7.38%, 06/01/2015	20
	Freescale Semiconductor, Inc.
15	9.13%, 12/15/2014	11
	GCI, Inc.
30	7.25%, 02/15/2014	25
	Intelsat Intermediate
20	8.49%, 02/01/2015	16
	Mediacom Broadband LLC
40	8.50%, 10/15/2015	33
	PanAmSat Corp.
20	9.00%, 08/15/2014	20
	Sanmina-Sci Corp.
18	7.74%, 06/15/2010 ■ Δ	18
	Vangent, Inc.
15	9.63%, 02/15/2015	11
	Windstream Corp.
30	8.13%, 08/01/2013	31

		354

	Transportation – 0.2%
	American Rail Car Industries, Inc.
15	7.50%, 03/01/2014	14
	Delta Air Lines, Inc.
30	7.71%, 09/18/2011	28

The Hartford Balanced Income Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Transportation (continued)
	Hornbeck Offshore Services, Inc.
$15	6.13%, 12/01/2014	$14
	Navios Maritime Holdings
30	9.50%, 12/15/2014	29
	Overseas Shipholding Group, Inc.
15	8.25%, 03/15/2013	15
	Ultrapetrol Bahamas Ltd.
10	9.00%, 11/24/2014	9

		109

	Utilities – 0.7%
	AES Corp.
15	7.75%, 10/15/2015 ■	15
	Aquila, Inc.
45	14.88%, 07/01/2012	56
	CIA Transporte Energia
5	8.88%, 12/15/2016 ■	4
	Dynegy Holdings, Inc.
40	8.38%, 05/01/2016	39
	Edison Mission Energy
15	7.20%, 05/15/2019	15
25	7.50%, 06/15/2013	26
	Energy Future Holdings
50	10.88%, 11/01/2017 ■	50
	Kinder Morgan Finance Co.
40	5.70%, 01/05/2016	35
	National Power Corp.
35	9.26%, 08/23/2011 Δ	38
35	9.88%, 03/16/2010	38
	NRG Energy, Inc.
50	7.38%, 01/15/2017	48
	TXU Corp.
20	5.55%, 11/15/2014	16
10	6.50%, 11/15/2024	7

		387

	Total corporate bonds: non-investment grade (Cost $5,012)	$4,867

U.S. GOVERNMENT SECURITIES – 0.2%
	U.S. Treasury Securities – 0.2%
	U.S. Treasury Bonds:
$65	6.00%, 2026 ?	$79

	Total U.S. government securities (Cost $75)	$79

	Total long-term investments (Cost $49,929)	$49,342

SHORT-TERM INVESTMENTS – 3.0%
	Finance – 0.1%
	Egypt Treasury Bill
EGP375	6.23%, 05/06/2008 O	$66
EGP50	6.73%, 04/15/2008 O	9

		75

	Foreign Governments – 0.4%
	BK Negara Monetary Note
MYR 625	3.44%, 03/13/2008 O	193
	Peru Certif De Deposito
PEN 100	5.67%, 07/03/2008 O	33

		226

	Repurchase Agreements – 2.5%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $436, collateralized by FNMA 5.00%, 2035, value of $444)
$436	3.00% dated 01/31/2008	$436

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $605, collateralized by FHLMC 4.50% - 7.00%, 2017 - 2038, GNMA 4.50% - 7.00%, 2035 - 2037, value of $617)

605	3.00% dated 01/31/2008	605
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $224, collateralized by FNMA 5.50% - 6.00%, 2034 - 2037, value of $228)
224	2.99% dated 01/31/2008	224
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $2, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $2)

2	1.70% dated 01/31/2008		2

			1,267

	Total short-term investments (Cost $1,563)		$1,568

	Total investments (Cost $51,492) ▲	98.8%	$50,910
	Other assets and liabilities	1.2%	609

	Total net assets	100.0%	$51,519

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 17.60% of total net assets at January 31, 2008.
▲	At January 31, 2008, the cost of securities for federal income tax purposes was $51,496 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,203
Unrealized Depreciation	(1,789)

Net Unrealized Depreciation	$(586)

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2008, was $2,264, which represents 4.39% of total net assets.
◘	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At January 31, 2008, the market value of these securities amounted to $532 or 1.03% of net assets.
Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2008.
O	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
۞	Convertible security.

The Hartford Balanced Income Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

U	All principal amounts are in U.S. dollars unless otherwise indicated. ARS-Argentine Peso
AUD-Australian Dollar
BRL-Brazilian Real
COP-Colombian Peso
EGP-Egyptian Pound
EUR-Euro
IDR-Indonesian Rupiah
ILS-Israeli New Shekel
MYR-Malaysian Ringgit
PEN-Peruvian New Sol
SEK-Swedish Krona
⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
6/08/2007	60	Janus Capital Group, Inc., 6.70%, 06/15/2017	$60
6/05/2007	100	Mizuho Financial Group, Inc., 5.79%, 04/15/2014 — 144A	101

The aggregate value of these securities at January 31, 2008 was $165 which represents 0.32% of total net assets.
☐	Security pledged as initial margin deposit for open futures contracts at January 31, 2008.
Futures Contracts Outstanding at January 31, 2008

Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
5 Year U.S. Treasury Note 10 Year U.S. Treasury Note U.S. Long Bond	8 6 6	Long Short Long	Apr, 2008 Mar, 2008 Mar, 2008	$22 (22 (11	) )

$11

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
     Forward Foreign Currency Contracts Outstanding at January 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value	Amount	Date	(Depreciation)
Brazilian Real (Buy)	$8	$8	03/19/08	$–
Brazilian Real (Buy)	264	264	03/19/08	–
Brazilian Real (Sell)	298	290	03/19/08	(8)
Colombian Peso (Sell)	5	5	02/15/08	–
Euro (Sell)	37	37	02/01/08	–
Euro (Buy)	104	103	03/19/08	1
Euro (Sell)	131	131	03/19/08	–
Peruvian New Sol (Buy)	9	9	03/19/08	–

				$(7)

The Hartford Capital Appreciation Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 91.1%
	Basic Materials - 14.3%
2,023	Aracruz Celulose S.A. ADR ▼	$145,280
2,741	BHP Billiton Ltd. ADR ▼	185,182
4,000	Cameco Corp.	135,400
11,683	Companhia Vale do Rio Doce ADR	350,257
2,162	Consol Energy, Inc.	157,819
3,041	Freeport-McMoRan Copper & Gold, Inc. ▼	270,705
1,254	Holcim Ltd. †	122,454
3,842	Praxair, Inc.	310,869
2,689	Teck Cominco Ltd. Class B	87,792
3,664	United States Steel Corp.	374,151
6,134	Uranium One Inc ●	42,645
9,998	Vedanta Resources plc †	363,036
3,543	Xstrata plc †	272,812

		2,818,402
	Capital Goods - 6.0%
3,602	ABB Ltd. ADR	90,043
2,096	Atlas Copco AB †	30,052
5,397	Boeing Co.	448,889
4,040	Cummins, Inc.	195,046
1,750	Deere & Co.	153,580
250	Flowserve Corp.	20,530
10,029	Hansen Transmissions ● ▼	47,866
1,681	ITT Corp.	99,872
500	Joy Global, Inc.	31,525
982	Rockwell Automation, Inc. ▼	55,994

		1,173,397

	Consumer Cyclical - 7.4%
36,752	Buck Holdings L.P. † ● ⌂	33,077
4,233	D.R. Horton, Inc.	73,023
41,065	Ford Motor Co. ● ▼	272,674
1,600	Foster Wheeler Ltd. ●	109,552
4,092	Liz Claiborne, Inc.	89,566
6,054	Lowe’s Co., Inc.	160,073
6,770	Ltd. Brands, Inc. ▼	129,245
2,742	Macy’s Inc. ▼	75,785
1,035	Mitsui & Co., Ltd. †	21,085
6,362	Newell Rubbermaid, Inc.	153,446
6,791	TJX Cos., Inc. ▼	214,317
2,500	Toyota Motor Corp. †	135,353

		1,467,196

	Consumer Staples - 3.3%
1,574	Bunge Ltd. Finance Corp. ▼	186,424
4,079	Cosan Ltd. ●	58,736
4,392	Cosan S.A. Industria E Comercio	68,636
411	Nestle S.A. †	184,003
2,250	Procter & Gamble Co.	148,394

		646,193

	Energy - 8.6%
3,171	Chesapeake Energy Corp. ▼	118,067
10,577	Halliburton Co. ▼	350,826
2,025	OMV AG †	146,082
2,972	Petroleo Brasileiro S.A. ADR	330,314
5,000	Pride International, Inc. ●	158,550
4,519	Seadrill Ltd. † ● ▼	94,677
754	Transocean, Inc.	92,401
3,000	Weatherford International Ltd. ●	185,430
4,000	XTO Energy, Inc.	207,760

		1,684,107

	Finance - 16.9%
4,634	ACE Ltd.	270,371
26,646	Akbank T.A.S †	158,278
7,273	American International Group, Inc.	401,157
201	Augsburg Re AG † ● ⌂	—
408,041	Bank of China Ltd. †	168,128
2,131	Capital One Financial Corp. ▼	116,817
12,822	Citigroup, Inc.	361,845
986	Deutsche Boerse AG † ▼	172,491
5,712	Discover Financial Services, Inc.	99,969
2,923	Eurocastle Investment Ltd. † ▼	71,848
3,600	European Capital Ltd.	31,604
1,700	Federal National Mortgage Association	57,562
1,792	Goldman Sachs Group, Inc. ▼	359,730
4,413	Julius Baer Holding Ltd. †	309,984
766	Mastercard, Inc. ▼	158,541
393	ORIX Corp. †	67,826
35,722	Shun Tak Holdings Ltd. †	49,808
5,586	Standard Chartered plc †	187,325
3,700	Washington Mutual, Inc. ▼	73,704
2,800	Wellpoint, Inc. ●	218,960

		3,335,948

	Health Care - 7.6%
4,389	Amgen, Inc. ●	204,479
4,000	CVS/Caremark Corp.	156,280
637	Genentech, Inc. ●	44,676
6,634	Medtronic, Inc.	308,945
1,000	Sanofi-Aventis S.A. †	81,548
2,000	Sanofi-Aventis S.A. ADR	81,780
16,944	Schering-Plough Corp.	331,588
4,027	Teva Pharmaceutical Industries Ltd. ADR ▼	185,398
2,727	Wyeth	108,535

		1,503,229

	Services - 3.4%
3,152	Bare Escentuals, Inc. ● ▼	75,151
1,794	Cadence Design Systems, Inc. ●	18,213
1,811	Focus Media Holding Ltd. ADR ● ▼	87,006
25	Harvey Weinstein Master L.P. † ● ⌂	20,572
1,315	Monster Worldwide, Inc. ●	36,612
13,500	News Corp. Class A	255,150
17,305	Shangri-La Asia Ltd. †	51,624
4,811	Sun Microsystems, Inc. ●	84,189
1,700	Walt Disney Co. ▼	50,881

		679,398

	Technology - 21.2%
6,749	Altera Corp.	113,997
3,738	Amdocs Ltd. ●	123,697
15,549	Applied Materials, Inc.	278,645
6,446	AT&T, Inc.	248,106
2,495	Broadcom Corp. Class A ●	55,092
7,300	Cisco Systems, Inc. ●	178,850
124	Cognex Corp.	1,891
3,319	EMC Corp. ●	52,679
11,477	General Electric Co.	406,408
862	Google, Inc. ●	486,596
3,564	Hewlett-Packard Co.	155,916

The Hartford Capital Appreciation Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology (continued)
38,571	Hon Hai Precision Industry Co., Ltd. †	$207,061
5,689	Intel Corp.	120,603
4,083	International Business Machines Corp.	438,237
3,511	McAfee, Inc. ●	118,166
1,546	Microsoft Corp.	50,406
8,765	MTN Group Ltd. †	139,867
3,421	Nortel Networks Corp. ●	42,660
18,493	Oracle Corp. ●	380,031
1,860	Orascom Telecom Holding SAE GDR	137,819
3,800	Qualcomm, Inc. ▼	161,196
3,891	Raytheon Co.	253,451
1,632	Time Warner Telecom, Inc. Class A ●	28,533

		4,179,907

	Transportation - 0.6%
1,265	Burlington Northern Santa Fe Corp.	109,474

	Utilities - 1.8%
15,509	Iberdrola Renovables ●	124,974
4,195	Suntech Power Holdings Co., Ltd. ADR ● ▼	229,582

		354,556

	Total common stock (Cost $16,848,693)	$17,951,807

WARRANTS - 1.5%
	Basic Materials - 0.6%
6,377	TATA Steel Ltd. ⌂	$119,620

	Utilities - 0.9%
21,440	Suzlon Energy Acc ▼ ⌂	168,187

	Total warrants (Cost $309,467)	$287,807

Principal
Amount +
CORPORATE BONDS: INVESTMENT GRADE - 0.6%
		Finance - 0.6%
		Augsburg Re AG
GBP	397	0.00%, 12/31/2049 † ⌂ ۞	$130
		MBIA Insurance Co.
	95,840	14.00%, 01/15/2033 ■ Δ	89,610
		UBS Luxembourg S.A.
	23,500	6.23%, 02/11/2015 23,602

		Total corporate bonds: investment grade (Cost $119,907)	$113,342

		Total long-term investments (Cost $17,278,067)	$18,352,956

SHORT-TERM INVESTMENTS - 11.4% Repurchase Agreements - 5.3%
	$357,114	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $357,143, collateralized by FNMA 5.00%, 2035, value of $364,256) 3.00% dated 01/31/2008	$357,114
	$496,051	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $496,093, collateralized by FHLMC 4.50% - 7.00%, 2017 - 2038, GNMA 4.50% - 7.00%, 2035 - 2037, value of $505,972) 3.00% dated 01/31/2008	$496,051
	183,441	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $183,457, collateralized by FNMA 5.50% - 6.00%, 2034 - 2037, value of $187,112) 2.99% dated 01/31/2008	183,441
	1,977	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $1,977, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $2,029) 1.70% dated 01/31/2008	1,977

			1,038,583

Shares
	Securities Purchased with Proceeds from Security Lending - 6.1%
	Cash Collateral Reinvestment Fund:
1,213,279	Goldman Sachs FS Prime Obligation/Institutional Fund		1,213,279

	Total short-term investments (Cost $2,251,862)		$2,251,862

	Total investments (Cost $19,529,929) ▲	104.6%	$20,604,818
	Other assets and liabilities	(4.6)%	(910,181)

	Total net assets	100.0%	$19,694,637

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 29.50% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $19,530,744 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,340,733
Unrealized Depreciation	(1,266,659)

Net Unrealized Appreciation	$1,074,074

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at January 31, 2008, was $3,089,121, which represents 15.69% of total net assets.

●	Currently non-income producing.

▲	Security is partially on loan at January 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2008, was $89,610, which represents 0.45% of total net assets.

The Hartford Capital Appreciation Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2008.

۞	Convertible security.

+	All principal amounts are in U.S. dollars unless otherwise indicated. GBP-British Pound

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
6/2006	397	Augsburg Re AG, 0.00%, 12/31/2049 - 144A	$739
6/2006	201	Augsburg Re AG - 144A	64
6/2007	36,752	Buck Holdings L.P.	36,791
10/200	525	Harvey Weinstein Master L.P. — Reg D	23,636
12/2007	21,440	Suzlon Energy Acc - 144A	212,560
7/2007 -	6,377	TATA Steel Ltd. - 144A	96,907
8/2007

The aggregate value of these securities at January 31, 2008 was $341,586 which represents 1.73% of total net assets.
Forward Foreign Currency Contracts Outstanding at January 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Euro (Sell)	$882,091	$862,341	12/19/08	$(19,750)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Country
as of January 31, 2008

Percentage of
Country	Net Assets

Australia	0.9
Austria	0.7
Belgium	0.3
Brazil	4.8
Canada	1.6
China	2.5
Egypt	0.7
France	0.8
Germany	1.0
Hong Kong	0.5
India	0.9
Israel	0.9
Japan	1.1
Luxembourg	0.7
Norway	0.5
South Africa	0.7
Spain	0.6
Sweden	0.2
Switzerland	3.6
Taiwan	1.1
Turkey	0.8
United Kingdom	4.6
United States	63.7
Short-Term Investments	11.4
Other Assets and Liabilities	(4.6)

Total	100.0%

The Hartford Capital Appreciation II Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 95.9%
	Basic Materials - 14.6%
148	Alcoa, Inc.	$4,902
13	Aracruz Celulose S.A. ADR	959
503	Arch Coal, Inc. ▼	22,125
252	Barrick Gold Corp.	12,986
38	BHP Billiton Ltd. ADR	2,593
9,964	Bumi Resources TBK PT †	7,078
369	Cameco Corp.	12,507
64	Celanese Corp.	2,393
264	Chemtura Corp.	1,768
3	Cleveland-Cliffs, Inc.	255
250	Companhia Vale do Rio Doce ADR	7,493
194	Consol Energy, Inc.	14,133
43	Cytec Industries, Inc.	2,423
92	Eurasian Natural Resources Corp. ●	1,402
42	Evraz Group S.A.	3,064
149	Freeport-McMoRan Copper & Gold, Inc.	13,263
24	Goldcorp, Inc.	886
8	Holcim Ltd. †	786
100	Impala Platinum Holdings Ltd. †	3,804
559	Jarden Corp. ●	13,986
63	Kinross Gold Corp. ●	1,385
365	Lihir Gold Ltd. † ●	1,189
74	Lihir Gold Ltd. ADR ▼	2,441
15	MMX Mineracao E Metalicos S.A. ●	7,402
30	Newmont Mining Corp.	1,641
20	Outotec Oyj †	977
77	Owens-Illinois, Inc. ●	3,876
7	Potash Corp. of Saskatchewan, Inc.	1,000
275	Rexam plc †	2,305
10	Rio Tinto plc †	993
151	Sabmiller plc †	3,273
217	Smurfit-Stone Container Corp. ●	2,061
41	Teck Cominco Ltd. Class B	1,342
60	Thompson Creek Metals Co. Inc ●	978
59	TMK OAO GDR ■	2,139
27	United States Steel Corp.	2,719
275	Uralkali ● ■	8,744
669	Uranium One Inc ●	4,652
851	USEC, Inc. ● ▼	6,870
159	Vedanta Resources plc †	5,773
172	Xstrata plc †	13,224
61	Yamana Gold, Inc.	1,005

		204,795

	Capital Goods - 5.1%
26	3M Co.	2,055
36	Alliant Techsystems, Inc. ●	3,842
5	Alstom RGPT †	1,105
45	Atlas Copco AB †	648
239	Boeing Co.	19,897
21	Cummins, Inc.	990
81	Deere & Co.	7,131
129	Flowserve Corp.	10,553
59	Goodrich Corp.	3,672
79	Honeywell International, Inc.	4,637
15	ITT Corp.	907
18	Joy Global, Inc.	1,122
73	Kennametal, Inc.	2,245
	Capital Goods (continued)
294	Pall Corp.	10,849
9	Rockwell Automation, Inc.	519
32	Spirit Aerosystems Holdings, Inc. ●	895

		71,067

	Consumer Cyclical - 4.8%
116	Aker Kvaerner †	2,180
57	American Axle & Manufacturing Holdings, Inc. ▼	1,248
1,405	Buck Holdings L.P. † ▼ ⌂	1,265
163	Bulgari S.p.A. †	1,888
2,052	China Communications Construction Co., Ltd. †	4,917
51	Copart, Inc. ●	2,069
2,741	Ford Motor Co. ● ▼	18,200
17	Foster Wheeler Ltd. ●	1,171
409	Golden Eagle Retail Group Ltd. †	427
241	Home Depot, Inc.	7,391
79	Liz Claiborne, Inc.	1,727
40	Ltd. Brands, Inc.	760
22	Macy’s Inc.	605
77	MDC Holdings, Inc.	3,563
20	Metso Oyj †	922
43	Mitsui & Co., Ltd. †	876
299	TRW Automotive Holdings Corp. ●	6,852
130	UbiSoft Entertainment S.A. † ●	11,815

		67,876

	Consumer Staples - 4.1%
149	Avon Products, Inc.	5,218
1,662	Chaoda Modern Agriculture †	1,691
744	China Resources Enterprise †	2,508
97	Cosan Ltd. ●	1,390
67	Cosan S.A. Industria E Comercio	1,041
221	Dean Foods Co.	6,199
175	Imperial Tobacco Group plc †	8,539
7,922	Marine Harvest † ● ▼	4,266
23	Nestle S.A. †	10,235
154	PepsiCo, Inc.	10,467
184	Unilever N.V. NY Shares ADR	5,980

		57,534

	Energy - 6.9%
139	Aegean Marine Petroleum Network	4,551
350	Brasil EcoDiesel Industria ●	810
93	Canadian Natural Resources Ltd.	5,948
413	Chesapeake Energy Corp.	15,391
95	Exxon Mobil Corp.	8,208
113	Gazprom OAO	5,435
262	Halliburton Co.	8,688
95	Lundin Petroleum Ab † ●	948
172	Newfield Exploration Co. ●	8,569
85	Noble Energy, Inc.	6,191
76	Petro-Canada	3,436
91	Petroleo Brasileiro S.A. ADR ▼	10,136
55	Seadrill Ltd. † ●	1,148
371	Talisman Energy, Inc.	5,874
83	Total S.A. ADR ▼	6,044
4	Transocean, Inc.	496
49	UGI Corp.	1,296
19	Weatherford International Ltd. ●	1,161

The Hartford Capital Appreciation II Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Energy (continued)
57	XTO Energy, Inc.	$2,975

		97,305

	Finance - 17.8%
378	ACE Ltd.	22,064
75	Aetna, Inc.	3,984
48	Affiliated Managers Group, Inc. ● ▼	4,699
120	Aircastle Ltd.	2,961
293	AMBAC Financial Group, Inc. ▼	3,439
217	American International Group, Inc.	11,992
56	Axis Capital Holdings Ltd.	2,232
58	Babcock & Brown Air Ltd. ▼	1,033
448	Bank of America Corp.	19,881
226	Bolsa De Mercadorias e Futuros	2,041
154	Capital One Financial Corp.	8,420
4,733	Chang Hwa Commercial Bank †	2,624
881	China Merchants Bank Co., Ltd. †	3,104
206	CIT Group, Inc.	5,760
219	Citigroup, Inc.	6,183
552	Countrywide Financial Corp. ▼	3,839
45	Deutsche Boerse AG †	7,889
9	Eurocastle Investment Ltd. †	232
96	Everest Re Group Ltd.	9,714
53	Franco-Nevada Corp. ●	999
216	Genesis Lease Ltd.	4,338
786	GLG Partners, Inc. ●	12,772
7	Goldman Sachs Group, Inc.	1,405
47	Health Net, Inc. ●	2,204
161	Julius Baer Holding Ltd. †	11,283
62	Lehman Brothers Holdings, Inc.	3,946
8	Mastercard, Inc.	1,739
200	MF Global Ltd. ●	5,999
146	Oaktree Capital ● ■	4,052
27	ORIX Corp. †	4,714
309	PennantPark Investment Corp. ▼	3,483
47	Platinum Underwriters Holdings Ltd.	1,586
1,166	Royal Bank of Scotland Group plc †	8,989
2	Sovereign Bancorp, Inc.	30
173	TD Ameritrade Holding Corp. ●	3,251
93	Thornburg Mortgage Asset Corp. ▼	1,037
176	UBS AG	7,271
543	Unicredit S.p.A. †	4,028
258	UnitedHealth Group, Inc.	13,127
27	Washington Mutual, Inc.	528
169	Wellpoint, Inc. ●	13,216
794	Western Union Co.	17,786

		249,874

	Health Care - 10.0%
314	Alkermes, Inc. ●	4,184
181	Amgen, Inc. ●	8,442
94	Amylin Pharmaceuticals, Inc. ● ▼	2,790
49	Astellas Pharma, Inc. †	2,139
297	AstraZeneca plc †	12,481
56	Becton, Dickinson & Co.	4,872
60	Bristol-Myers Squibb Co.	1,391
175	Cephalon, Inc. ●	11,492
78	Cie Generale d’Optique Essilor International S.A. † ●	4,497
207	Cooper Co., Inc.	8,152
54	Covidien Ltd.	2,428
39	CVS/Caremark Corp.	1,523
149	Elan Corp. plc ADR ●	3,796
75	Eli Lilly & Co.	3,885
210	HealthSouth Corp. ● ▼	3,568
555	Hengan International Group Co., Ltd. †	2,029
232	Impax Laboratories, Inc. ● ▼	2,377
89	McKesson Corp.	5,607
57	Medtronic, Inc.	2,664
76	Mindray Medical International Ltd. ▼	2,586
63	Sanofi-Aventis S.A. †	5,159
887	Schering-Plough Corp.	17,353
580	Shionogi & Co., Ltd. †	10,895
86	Teva Pharmaceutical Industries Ltd. ADR	3,954
305	Wyeth	12,123

		140,387

	Services - 5.4%
177	Bare Escentuals, Inc. ● ▼	4,215
404	BearingPoint, Inc. ●	792
112	CACI International, Inc. Class A ●	4,887
491	Comcast Corp. Class A ●	8,909
689	Comcast Corp. Special Class A ●	12,401
168	Corrections Corp. of America ●	4,451
84	Entercom Communications Corp.	1,030
7	Fluor Corp.	894
317	Focus Media Holding Ltd. ADR ● ▼	15,253
237	News Corp. Class A	4,470
153	Orascom Hotels & Development ●	2,124
146	R.H. Donnelley Corp. ● ▼	4,401
1,297	Shangri-La Asia Ltd. †	3,868
101	United Parcel Service, Inc. Class B	7,375

		75,070

	Technology - 23.2%
124	Arrow Electronics, Inc. ●	4,236
133	ASML Holding N.V. †	3,510
3	ASML Holding N.V. ADR	81
188	AT&T, Inc.	7,248
80	Canon, Inc. †	3,400
772	China Railway Logistics Ltd. † ●	133
322	Cisco Systems, Inc. ●	7,887
289	Corning, Inc.	6,954
55	Danaher Corp.	4,065
231	Electronic Arts, Inc. ●	10,947
168	EMC Corp. ●	2,663
160	Fairchild Semiconductor International, Inc. ●	1,960
467	Flextronics International Ltd. ●	5,458
375	FLIR Systems, Inc. ●	11,343
96	General Electric Co.	3,396
55	Google, Inc. ●	31,163
232	Hologic, Inc. ●	14,919
140	Intel Corp.	2,970
283	Interactive Data Corp.	8,178
53	International Business Machines Corp.	5,700
424	JDS Uniphase Corp. ● ▼	4,412
110	Koninklijke Philips Electronics N.V. †	4,295
184	Lam Research Corp. ●	7,071
133	Lockheed Martin Corp.	14,386

The Hartford Capital Appreciation II Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology (continued)
378	Megacable Holdings – CPO ●	$1,100
146	MEMC Electronic Materials, Inc. ●	10,426
726	Microsoft Corp.	23,671
245	Mine Safety Appliances Co.	10,954
45	MTN Group Ltd. †	719
209	Nokia Oyj †	7,685
82	Nortel Networks Corp. ●	1,016
644	Oracle Corp. ●	13,238
98	Orascom Telecom Holding SAE GDR	7,240
825	Qualcomm, Inc.	34,980
258	Raytheon Co.	16,787
59	Solar Cayman Ltd. † ● ⌂	812
256	Symantec Corp. ●	4,581
1,052	Telefonaktiebolaget LM Ericsson †	2,395
245	Telefonaktiebolaget LM Ericsson ADR ▼	5,567
364	VeriSign, Inc. ●	12,360
202	Virgin Media, Inc.	3,384
527	Vodafone Group plc †	1,844

		325,134

	Transportation - 2.3%
346	All America Latina Logistica S.A.	3,734
13	Burlington Northern Santa Fe Corp.	1,107
185	Delta Air Lines, Inc. ●	3,110
39	Frontline, Ltd. † ▼	1,685
110	Grupo Aeroportuario Del ADR	2,591
793	Northwest Airlines Corp. ●	14,830
69	UAL Corp. ▼	2,603
197	US Airways Group, Inc. ●	2,722

		32,382

	Utilities - 1.7%
72	Exelon Corp.	5,509
301	Iberdrola Renovables ●	2,423
62	Sunpower Corp. ● ▼	4,298
222	Suntech Power Holdings Co., Ltd. ADR ●	12,128

		24,358

	Total common stock (Cost $1,388,476)	$1,345,782

WARRANTS - 0.1%
	Basic Materials - 0.1%
	71 TATA Steel Ltd. ⌂	$1,340

	Total warrants (Cost $1,081)	$1,340

PREFERRED STOCK - 0.2%
	Finance - 0.2%
	124 Thornburg Mortgage, Inc. ۞	$3,212

	Total preferred stock (Cost $2,986)	$3,212

	Total long-term investments (Cost $1,392,543)	$1,350,334

Principal
Amount
SHORT-TERM INVESTMENTS - 8.0%
	Repurchase Agreements - 1.9%
$9,254	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $9,255, collateralized by FNMA 5.00%, 2035, value of $9,439) 3.00% dated 01/31/2008	$9,254
$12,855	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $12,856, collateralized by FHLMC 4.50% - 7.00%, 2017 - 2038, GNMA 4.50% - 7.00%, 2035 - 2037, value of $13,112) 3.00% dated 01/31/2008	$12,855
4,754	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $4,754, collateralized by FNMA 5.50% - 6.00%, 2034 - 2037, value of $4,849) 2.99% dated 01/31/2008	4,754
51	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $51, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $53) 1.70% dated 01/31/2008	51

		26,914

Shares
	Securities Purchased with Proceeds from Security Lending - 6.1%
	Cash Collateral Reinvestment Fund:
84,518	Goldman Sachs FS Prime Obligation/Institutional Fund		84,518

	Total short-term investments (Cost $111,432)		$111,432

	Total investments (Cost $1,503,975) ▲	104.2%	$1,461,766
	Other assets and liabilities	(4.2)%	(58,916)

	Total net assets	100.0%	$1,402,850

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 28.47% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $1,508,566 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$68,796
Unrealized Depreciation	(115,596)

Net Unrealized Depreciation	$(46,800)

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at January 31, 2008, was $205,189, which represents 14.63% of total net assets.

●	Currently non-income producing.

▼	Security is partially on loan at January 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2008, was $14,935, which represents 1.06% of total net assets.

۞	Convertible security.

The Hartford Capital Appreciation II Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
6/2007	1,405	Buck Holdings L.P.	$1,406
3/2007	59	Solar Cayman Ltd.	878
7/2007 -	71	TATA Steel Ltd. — Warrants - 144A	1,081
8/2007

The aggregate value of these securities at January 31, 2008 was $3,417 which represents 0.24% of total net assets.
Forward Foreign Currency Contracts Outstanding at January 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$25	$25	02/04/08	$—
British Pound (Buy)	477	477	02/01/08	—
British Pound (Buy)	2,200	2,199	02/04/08	1
British Pound (Sell)	677	677	02/05/08	—
Canadian Dollar (Buy)	112	113	02/01/08	(1)
Euro (Buy)	578	574	02/01/08	4
Euro (Sell)	223	222	02/04/08	(1)
Euro (Sell)	17	17	02/05/08	—
Hong Kong Dollar (Buy)	50	50	02/01/08	—
Hong Kong Dollar (Sell)	192	192	02/01/08	—
Hong Kong Dollar (Buy)	53	53	02/04/08	—
Hong Kong Dollar (Sell)	3,292	3,292	02/04/08	—
Japanese Yen (Sell)	651	648	02/01/08	(3)
Japanese Yen (Sell)	1,636	1,628	02/04/08	(8)
Japanese Yen (Sell)	2,796	2,804	02/05/08	8
Norwegian Krone (Buy)	15	15	02/01/08	—
Norwegian Krone (Sell)	410	408	02/01/08	(2)
South African Rand (Buy)	491	503	02/06/08	(12)
Swedish Krona (Buy)	427	425	02/01/08	2
Swiss Franc (Buy)	308	304	02/01/08	4

				$(8)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Country
as of January 31, 2008

Percentage of
Country	Net Assets
Australia	0.2%
Brazil	2.5
Canada	3.8
China	2.7
Egypt	0.7
Finland	0.7
France	2.0
Germany	0.6
Hong Kong	0.7
Indonesia	0.5
Ireland	0.6
Israel	0.3
Italy	0.4
Japan	1.6
Kazakhstan	0.1
Luxembourg	0.3
Mexico	0.3
Netherlands	1.0
Norway	0.6
Papua New Guinea	0.1
Russia	1.2
South Africa	0.3
Spain	0.2
Sweden	0.7
Switzerland	2.1
Taiwan	0.2
United Kingdom	4.1
United States	67.7
Short-Term Investments	8.0
Other Assets and Liabilities	(4.2)

Total	100.0%

The Hartford Checks and Balances Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
AFFILIATED INVESTMENT COMPANIES - 97.3%
EQUITY FUNDS - 64.9%
3,712	The Hartford Capital Appreciation Fund, Class Y		$148,721
7,355	The Hartford Dividend and Growth Fund, Class Y		148,721

	Total equity funds (Cost $324,372)		$297,442

FIXED INCOME FUNDS - 32.4%
13,838	The Hartford Total Return Bond Fund, Class Y		$148,206

	Total fixed income funds (Cost $146,704)		$148,206

	Total investments in affiliated investment companies (Cost $471,076)		$445,648

	Total investments (Cost $471,076) ▲	97.3%	$445,648
	Other assets and liabilities	2.7%	12,400

	Total net assets	100.0%	$458,048

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $471,076 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,502
Unrealized Depreciation	(26,930)

Net Unrealized Depreciation	$(25,428)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Conservative Allocation Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
AFFILIATED INVESTMENT COMPANIES - 99.6%
EQUITY FUNDS - 40.1%
624	The Hartford Capital Appreciation Fund, Class Y		$25,013
101	The Hartford Capital Appreciation II Fund, Class Y		1,384
742	The Hartford Disciplined Equity Fund, Class Y		10,417
1,242	The Hartford Equity Income Fund, Class Y		16,813
343	The Hartford Global Leaders Fund, Class Y		6,782
248	The Hartford International Opportunities Fund, Class Y		4,182
293	The Hartford International Small Company Fund Class Y		3,843
420	The Hartford Select Midcap Value Fund, Class Y		3,959
478	The Hartford Select Small Cap Value Fund, Class Y		4,547
220	The Hartford Value Opportunities Fund, Class Y		2,978

	Total equity funds (Cost $83,056)		$79,918

FIXED INCOME FUNDS - 59.0%
1,130	The Hartford Floating Rate Fund, Class Y		$10,359
2,595	The Hartford Income Fund, Class Y		26,000
2,109	The Hartford Inflation Plus Fund, Class Y		24,020
3,133	The Hartford Short Duration Fund, Class Y		30,450
393	The Hartford Strategic Income Fund, Class Y		3,752
2,143	The Hartford Total Return Bond Fund, Class Y		22,955

	Total fixed income funds (Cost $118,183)		$117,536

MONEY MARKET FUNDS - 0.5%
1,058	The Hartford Money Market Fund, Class Y		$1,058

	Total money market funds (Cost $1,058)		$1,058

	Total investments in affiliated investment companies (Cost $202,297)		$198,512

	Total investments (Cost $202,297) ▲	99.6%	$198,512
	Other assets and liabilities	0.4%	798

	Total net assets	100.0%	$199,310

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $202,727 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,001
Unrealized Depreciation	(6,216)

Net Unrealized Depreciation	$(4,215)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Disciplined Equity Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 99.0%
	Basic Materials - 3.5%
46	Church & Dwight Co., Inc	$2,459
9	Freeport-McMoRan Copper & Gold, Inc.	783
43	Kimberly-Clark Corp.	2,823
43	Owens-Illinois, Inc. ●	2,162
24	United States Steel Corp.	2,400

		10,627

	Capital Goods - 4.0%
4	Eaton Corp.	290
42	Northrop Grumman Corp.	3,317
83	Parker-Hannifin Corp.	5,588
199	Xerox Corp.	3,058

		12,253

	Consumer Cyclical - 9.1%
31	Abercrombie & Fitch Co. Class A	2,447
76	Altria Group, Inc.	5,740
48	BJ’s Wholesale Club, Inc. ●	1,560
26	Costco Wholesale Corp.	1,766
128	Gap, Inc.	2,447
106	Kroger Co.	2,698
91	Lowe’s Co., Inc.	2,411
28	Mosaic Co. ●	2,539
73	Newell Rubbermaid, Inc.	1,751
73	NIKE, Inc. Class B	4,478

		27,837

	Consumer Staples - 4.0%
14	Bunge Ltd. Finance Corp.	1,647
47	PepsiCo, Inc.	3,171
114	Reynolds American, Inc. ▼	7,245

		12,063

	Energy - 10.7%
42	Chevron Corp.	3,532
108	ConocoPhillips Holding Co.	8,642
63	Exxon Mobil Corp.	5,478
45	Halliburton Co.	1,489
32	Hess Corp. ▼	2,907
13	Marathon Oil Corp.	628
125	Occidental Petroleum Corp. ▲	8,490
28	XTO Energy, Inc.	1,465

		32,631

	Finance - 24.3%
101	ACE Ltd.	5,886
32	Aetna, Inc.	1,678
81	Allied World Assurance Holdings Ltd.	3,868
104	Assurant, Inc.	6,755
104	Axis Capital Holdings Ltd.	4,176
160	Bank of America Corp.	7,083
16	Blackrock, Inc. ▼	3,560
16	Capital One Financial Corp.	860
37	CIT Group, Inc.	1,026
68	Everest Re Group Ltd.	6,935
40	Goldman Sachs Group, Inc.	8,091
59	Reinsurance Group of America, Inc.	3,426
17	Ryder System, Inc. ▼	890
58	State Street Corp.	4,747
36	Travelers Cos, Inc.	1,741
132	UnitedHealth Group, Inc.	6,696
88	Wellpoint, Inc. ●	6,874

		74,292

	Health Care - 12.8%
27	Abbott Laboratories	1,503
20	Amgen, Inc. ●	913
62	Amylin Pharmaceuticals,
	Inc. ● ▼	1,826
282	Bristol-Myers Squibb Co.	6,528
42	Cephalon, Inc. ● ▼	2,750
29	Coventry Health Care, Inc. ●	1,641
113	Eli Lilly & Co. Θ	5,832
135	Forest Laboratories, Inc. ● Θ	5,357
18	Gilead Sciences, Inc. ●	800
103	McKesson Corp.	6,486
248	Schering-Plough Corp.	4,857
18	Wyeth	701

		39,194

	Services - 5.1%
77	Accenture Ltd. Class A	2,655
23	Apollo Group, Inc. Class A ● ▼	1,794
87	Autodesk, Inc. ●	3,576
13	DirecTV Group, Inc. ●	289
19	ITT Educational Services, Inc. ●	1,717
39	Manpower, Inc.	2,217
32	Viacom, Inc. Class B ●	1,233
72	Walt Disney Co.	2,140

		15,621

	Technology - 19.8%
167	Applied Materials, Inc.	2,998
184	AT&T, Inc.	7,075
53	CenturyTel, Inc.	1,949
37	CommScope, Inc. ●	1,619
45	Danaher Corp.	3,358
18	Embarq Corp.	797
165	Hewlett-Packard Co.	7,210
54	Juniper Networks, Inc. ●	1,477
69	KLA-Tencor Corp.	2,899
118	Lam Research Corp. ●	4,515
63	Lockheed Martin Corp. Θ	6,820
198	Microsoft Corp.	6,465
81	Network Appliance, Inc. ●	1,869
336	Oracle Corp. ●	6,909
84	Qualcomm, Inc.	3,551
63	Symantec Corp. ●	1,131

		60,642

	Transportation - 0.3%
10	General Dynamics Corp.	879

	Utilities - 5.4%
28	Dominion Resources, Inc.	1,213
75	Duke Energy Corp.	1,403
42	Entergy Corp.	4,490
23	Exelon Corp.	1,752
31	FirstEnergy Corp.	2,229
55	FPL Group, Inc.	3,559
19	Public Service Enterprise Group, Inc.	1,776

		16,422

	Total common stock (Cost $285,495)	$302,461

		Market
Shares		Value +
SHORT-TERM INVESTMENTS - 6.4%
	Securities Purchased with Proceeds from Security Lending - 6.4%
	Cash Collateral Reinvestment Fund:
$19,473	Goldman Sachs FS Prime Obligation/Institutional Fund	$19,473

Principal
Amount
	U.S. Treasury Bills - 0.0%
149	2.00%, 04/24/2008 o		149

	Total short-term investments (Cost $19,622)		$19,622

	Total investments (Cost $305,117) ▲	105.4%	$322,083
	Other assets and liabilities	(5.4)%	(16,391)

	Total net assets	100.0%	$305,692

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $305,316 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$30,276
Unrealized Depreciation	(13,509)

Net Unrealized Appreciation	$16,767

●	Currently non-income producing.

▼	Security is partially on loan at January 31, 2008.

o	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

Θ	At January 31, 2008, securities valued at $3,179 were designated to cover open call options written as follows:

	Number of	Exercise	Exercise	Market	Premiums
Issuer	Contracts*	Price	Date	Value +	Received
Eli Lilly & Co	126	$55.00	Feb, 2008	$1	$13
Forest Laboratories, Inc.	187	40.00	Feb, 2008	18	10
Lockheed Martin Corp.	58	115.00	Mar, 2008	8	11
Occidental Petroleum Corp.	126	85.00	Feb, 2008	1	22

				$28	$56

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

	Number of	Exercise	Exercise	Market	Premiums
Issuer	Contracts*	Price	Date	Value +	Received
Juniper Networks, Inc.	103	$27.50	Feb, 2008	$14	$5

				$14	$5

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Dividend and Growth Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 96.7% Basic Materials - 7.6%
111	AbitibiBowater, Inc.▼	$2,737
734	Agrium, Inc.	47,252
803	Alcoa, Inc.	26,566
1,323	E.I. DuPont de Nemours & Co.	59,776
1,079	International Paper Co.▼	34,795
464	Kimberly-Clark Corp.	30,488
513	Newmont Mining Corp.▼	27,887
685	Pentair, Inc.▼	21,746
424	Rhodia S.A. ●	11,649
727	Rohm & Haas Co.▼	38,780

		301,676

	Capital Goods - 4.3%
323	3M Co.	25,743
135	Caterpillar, Inc.	9,590
855	Deere & Co.	75,052
281	Illinois Tool Works, Inc.	14,142
741	Spirit Aerosystems Holdings, Inc.●	20,472
1,811	Xerox Corp.	27,894

		172,893

	Consumer Cyclical - 8.3%
735	Altria Group, Inc.	55,743
513	Avery Dennison Corp.▼	26,604
386	Home Depot, Inc.	11,823
1,071	Honda Motor Co., Ltd. ADR	33,789
773	Masco Corp.▼	17,732
658	McDonald’s Corp.	35,231
1,288	Staples, Inc.	30,823
1,246	Sysco Corp.▼	36,205
1,615	Wal-Mart Stores, Inc.	82,186

		330,136

	Consumer Staples - 5.4%
143	Bunge Ltd. Finance Corp.▼	16,906
125	Coca-Cola Co.	7,396
329	Kraft Foods, Inc.	9,629
438	Nestle S.A. ADR	48,903
644	PepsiCo, Inc.	43,907
1,042	Procter & Gamble Co.	68,689
743	Tyson Foods, Inc. Class A	10,585
329	Unilever N.V. NY Shares ADR	10,693

		216,708

	Energy - 16.6%
798	Anadarko Petroleum Corp.	46,778
1,729	Chevron Corp.	146,109
676	ConocoPhillips Holding Co.	54,304
900	EnCana Corp.	59,603
1,562	Exxon Mobil Corp.	134,976
322	Marathon Oil Corp.	15,105
322	Royal Dutch Shell plc	23,001
472	Schlumberger Ltd.	35,587
1,261	Total S.A. ADR	91,776
1,068	XTO Energy, Inc.	55,478

		662,717

	Finance - 15.1%
644	ACE Ltd.	37,577
899	Allstate Corp.	44,313
916	American International Group, Inc.	50,505
2,376	Bank of America Corp.	105,359
647	Capital One Financial Corp.	35,440
1,097	Citigroup, Inc.	30,963
531	Federal Home Loan Mortgage Corp.▼	16,138
711	ING Groep N.V.-Sponsored ADR	23,154
297	Lincoln National Corp.	16,118
502	MBIA, Inc.▼	7,785
262	Merrill Lynch & Co., Inc.	14,754
294	Morgan Stanley	14,542
311	PNC Financial Services Group, Inc.	20,428
163	Prudential Financial, Inc.	13,735
529	State Street Corp.	43,409
662	Synovus Financial Corp.▼	8,742
1,250	UBS AG	51,625
589	US Bancorp	20,010
1,166	Wachovia Corp.▼	45,381

		599,978

	Health Care - 10.7%
1,288	Abbott Laboratories	72,515
600	AstraZeneca plc ADR▼	25,102
1,504	Bristol-Myers Squibb Co.	34,866
1,608	Eli Lilly & Co.	82,849
1,233	Medtronic, Inc.	57,407
777	Sanofi-Aventis S.A. ADR	31,759
2,629	Schering-Plough Corp.	51,458
404	Teva Pharmaceutical Industries Ltd. ADR	18,600
388	Walgreen Co.	13,612
953	Wyeth	37,945

		426,113

	Services - 7.3%
926	Accenture Ltd. Class A	32,055
752	Automatic Data Processing, Inc.	30,525
1,731	Comcast Corp. Class A ● ▼	31,438
761	Comcast Corp. Special Class A ●	13,698
246	FedEx Corp.	23,005
755	New York Times Co. Class A ▼	12,642
1,662	Time Warner, Inc.	26,158
468	United Parcel Service, Inc. Class B	34,268
689	Viacom, Inc. Class B ●	26,707
504	Walt Disney Co.	15,097
1,335	Waste Management, Inc.	43,311

		288,904

	Technology - 14.9%
1,857	Applied Materials, Inc.	33,283
931	ASML Holding N.V.▼	24,752
4,379	AT&T, Inc.	168,532
3,144	General Electric Co.	111,329
885	International Business Machines Corp.	94,974
367	Lockheed Martin Corp.	39,617
1,080	Maxim Integrated Products, Inc.	21,239
1,026	Microsoft Corp.	33,451
469	Qualcomm, Inc.	19,908
320	Total System Services, Inc.	7,398
1,028	Verizon Communications, Inc.	39,925

		594,408

	Transportation - 1.1%
541	Royal Caribbean Cruises Ltd.▼	21,787
1,847	Southwest Airlines Co.▼	21,668

		43,455

The Hartford Dividend and Growth Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Utilities - 5.4%
1,192	Dominion Resources, Inc.	$51,247
937	Exelon Corp. ▼	71,411
915	FPL Group, Inc.	59,006
263	Progress Energy, Inc.	11,857
256	Veolia Environment ADR	21,202

		214,723

	Total common stock (Cost $3,386,267)	$3,851,711

Principal
Amount
SHORT-TERM INVESTMENTS - 8.2%
	Repurchase Agreements - 3.0%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $41,919, collateralized by FNMA 5.00%, 2035, value of $42,754)
$41,916	3.00% dated 01/31/2008	$41,916

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $58,229, collateralized by FHLMC 4.50% - 7.00%, 2017 - 2038, GNMA 4.50% - 7.00%, 2035 - 2037, value of $59,388)

58,224	3.00% dated 01/31/2008	58,224
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $21,533, collateralized by FNMA 5.50% - 6.00%, 2034 - 2037, value of $21,962)
21,531	2.99% dated 01/31/2008	21,531
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $232, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $238)
232	1.70% dated 01/31/2008	232

		121,903

Shares
	Securities Purchased with Proceeds from Security Lending - 5.2%
	Cash Collateral Reinvestment Fund:
206,294	Goldman Sachs FS Prime Obligation/Institutional Fund .		206,294
	Total short-term investments (Cost $328,197)		$328,197

	Total investments (Cost $3,714,464) ▲	104.9%	$4,179,908

	Other assets and liabilities	(4.9)%	(194,893)

	Total net assets	100.0%	$3,985,015

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.19% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $3,717,124 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$656,429
Unrealized Depreciation	(193,645)

Net Unrealized Appreciation	$462,784

●	Currently non-income producing.

▼	Security is partially on loan at January 31, 2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Equity Growth Allocation Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
AFFILIATED INVESTMENT COMPANIES - 99.9%
EQUITY FUNDS - 99.9%
1,583	The Hartford Capital Appreciation Fund, Class Y		$63,428
25	The Hartford Capital Apprec iation II Fund, Class Y		340
1,575	The Hartford Disciplined Equity Fund, Class Y		22,099
95	The Hartford Dividend and Growth Fund, Class Y		1,924
677	The Hartford Equity Income Fund, Class Y		9,165
988	The Hartford Global Leaders Fund, Class Y		19,559
63	The Hartford Growth Fund, Class Y		1,100
588	The Hartford Growth Opportunities Fund, Class Y		17,585
1,001	The Hartford International Opportunities Fund, Class Y		16,855
1,335	The Hartford International Small Company Fund Class Y		17,485
1,318	The Hartford Select Midcap Value Fund, Class Y		12,411
2,310	The Hartford Select Small Cap Value Fund, Class Y		21,965
772	The Hartford Small Company Fund Class Y		15,363
183	The Hartford Stock Fund, Class Y		4,079
4,156	The Hartford Value Fund, Class Y		50,453

	Total investments in affiliated investment companies (Cost $282,254)		$273,811

	Total investments (Cost $282,254) ▲	99.9%	$273,811
	Other assets and liabilities	0.1%	176

	Total net assets	100.0%	$273,987

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $282,253 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,054
Unrealized Depreciation	(11,496)

Net Unrealized Depreciation	$(8,442)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Equity Income Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 97.9%
	Basic Materials – 6.4%
150	Air Products and Chemicals, Inc.	$13,458
333	Dow Chemical Co.	12,882
225	E.I. DuPont de Nemours & Co.	10,152
95	International Paper Co.	3,054
203	Kimberly-Clark Corp.	13,316
118	PPG Industries, Inc.	7,794

		60,656

	Capital Goods – 1.7%
110	3M Co.	8,785
33	Deere & Co.	2,905
103	Trane, Inc.	4,595

		16,285

	Consumer Cyclical – 4.6%
356	Altria Group, Inc.	26,962
51	Genuine Parts Co.	2,240
136	McDonald’s Corp.	7,294
241	Supervalu, Inc.	7,244
		43,740
	Consumer Staples – 7.4%
138	Colgate-Palmolive Co.	10,603
372	ConAgra Foods, Inc.	8,007
98	Diageo plc ADR	7,942
219	General Mills, Inc.	11,983
256	Kellogg Co. ▼	12,260
246	Kraft Foods, Inc.	7,203
179	PepsiCo, Inc.	12,192

		70,190

	Energy – 17.0%
545	Chevron Corp.	46,061
535	ConocoPhillips Holding Co.	42,944
546	Exxon Mobil Corp.	47,167
95	Royal Dutch Shell plc ADR	6,598
239	Total S.A. ADR ▼	17,402

		160,172

	Finance – 25.4%
180	ACE Ltd.	10,502
287	Allstate Corp.	14,136
966	Bank of America Corp.	42,821
237	Bank of New York Mellon Corp.	11,068
306	Chubb Corp.	15,856
785	Host Hotels & Resorts, Inc.	13,136
456	JP Morgan Chase & Co.	21,678
312	Lloyd’s TSB Group plc ADR	10,940
23	M&T Bank Corp.	2,147
187	Morgan Stanley	9,234
266	PNC Financial Services Group, Inc.	17,477
413	UBS AG	17,061
814	US Bancorp	27,627
295	Wachovia Corp.	11,475
427	Wells Fargo & Co.	14,508

		239,666

	Health Care – 8.5%
248	Abbott Laboratories	13,985
223	Baxter International, Inc.	13,567
505	Bristol-Myers Squibb Co.	11,702
248	Eli Lilly & Co.	12,766
171	GlaxoSmithKline plc ADR	8,121
408	Pfizer, Inc.	9,548
272	Wyeth	10,812

		80,501

	Services – 1.7%
212	R.R. Donnelley & Sons Co.	7,404
251	Waste Management, Inc.	8,146

		15,550

	Technology – 13.4%
1,183	AT&T, Inc.	45,521
230	Chunghwa Telecom Co., Ltd. ADR	4,827
1,242	General Electric Co.	43,983
558	Intel Corp.	11,836
529	Verizon Communications, Inc.	20,564

		126,731

	Utilities – 11.8%
227	American Electric Power Co., Inc.	9,739
408	Consolidated Edison, Inc. ▼	17,794
266	Dominion Resources, Inc.	11,442
105	Entergy Corp.	11,316
117	Exelon Corp.	8,891
444	FPL Group, Inc.	28,632
155	SCANA Corp.	5,788
489	Southern Co.	17,786

		111,388

	Total common stock (Cost $858,672)	$924,879

Principal
Amount
SHORT-TERM INVESTMENTS - 4.7%
	Repurchase Agreements - 2.1%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $6,947, collateralized by FNMA 5.00%, 2035, value of $7,085)
$6,946	3.00% dated 01/31/2008	$6,946

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $9,650, collateralized by FHLMC 4.50% - 7.00%, 2017 - 2038, GNMA 4.50% - 7.00%, 2035 - 2037, value of $9,842)

9,649	3.00% dated 01/31/2008	9,649
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $3,569, collateralized by FNMA 5.50% - 6.00%, 2034 - 2037, value of $3,640)
3,568	2.99% dated 01/31/2008	3,568
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $39, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $39)
39	1.70% dated 01/31/2008	39

		20,202

The Hartford Equity Income Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
SHORT-TERM INVESTMENTS (continued)
	Securities Purchased with Proceeds from Security Lending - 2.6%
	Cash Collateral Reinvestment Fund:
$24,238	Goldman Sachs FS Prime Obligation/Institutional Fund		$24,238

	Total short-term investments (Cost $44,440)		$44,440

	Total investments (Cost $903,112) ▲	102.6%	$969,319
	Other assets and liabilities	(2.6)%	(24,289)

	Total net assets	100.0%	$945,030

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.71% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $903,174 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$103,402
Unrealized Depreciation	(37,257)

Net Unrealized Appreciation	$66,145

▼	Security is partially on loan at January 31, 2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.7%
	Finance - 0.7%
	Bayview Financial Acquisition Trust
$2,600	5.43%, 05/28/2037 ⌂ Δ	$910
	Goldman Sachs Mortgage Securities Corp.
17,322	5.30%, 02/01/2009 ⌂ Δ	17,235
	Helios Finance L.P.
5,000	6.31%, 10/20/2014 ⌂ Δ	4,435
	Structured Asset Securities Corp.
4,453	5.88%, 02/25/2037 ⌂ Δ	859
	Wells Fargo Home Equity Trust
4,363	5.63%, 03/25/2037 ⌂ Δ	710

	Total asset & commercial mortgage backed securities (Cost $33,460)	$24,149

CORPORATE BONDS: NON-INVESTMENT GRADE - 1.7%
	Basic Materials - 0.4%
	Bowater, Inc.
$5,000	7.99%, 03/15/2010 Δ	$3,950
	Norske Skog Canada Ltd.
7,750	8.63%, 06/15/2011 ‡	6,548
	Nova Chemicals Corp.
5,455	7.86%, 11/15/2013 Δ	4,637

		15,135

	Consumer Cyclical - 0.2%
	Aramark Corp.
685	8.41%, 02/01/2015 Δ	613
	AutoNation, Inc.
1,490	6.26%, 04/15/2013 Δ	1,248
	Builders FirstSource, Inc.
2,830	9.12%, 02/15/2012 Δ	2,303
	Masonite International Corp.
4,000	11.00%, 04/06/2015 ‡	2,920

		7,084

	Finance - 0.3%
	Ford Motor Credit Co.
11,000	7.13%, 01/13/2012 Δ	9,266

	Health Care - 0.1%
	Rite Aid Corp.
2,000	6.13%, 12/15/2008 ■	1,925

	Services - 0.1%
	Harrah’s Operating Co., Inc.
4,770	10.75%, 02/01/2016 - 02/01/2018 ■	4,391

	Technology - 0.6%
	Centennial Communications Corp.
3,865	10.58%, 01/01/2013 Δ	3,681
	General Cable Corp.
4,405	7.06%, 04/01/2015 Δ	3,921
	Intelsat Bermuda Ltd.
935	7.58%, 01/15/2015 Δ	935
	Level 3 Financing, Inc.
2,000	9.15%, 02/15/2015 Δ	1,490
	Nortel Networks Ltd.
3,440	8.51%, 07/15/2011 Δ	3,199
	NXP B.V./NXP Funding LLC
$8,385	7.01%, 10/15/2013 Δ	6,960

		20,186

	Utilities - 0.0%
	Calpine Generating Co. LLC
30	9.07%, 04/01/2009 ⌂ Δ	1

	Total corporate bonds: non-investment grade (Cost $66,246)	$57,988

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE w - 88.8% Basic Materials - 10.2%
	Arizona Chemical Co.
$6,948	7.08%, 02/27/2013 ±	$5,697
8,250	10.57%, 02/27/2014 ±	5,363
	Berry Plastics Holding Co.
23,043	7.16%, 04/03/2015 ±	19,809
	Blount, Inc.
4,056	5.01%, 06/09/2010 ±	3,887
	Brenntag Group
10,000	7.79%, 12/22/2012 ±	9,300
	Brenntag Group, Acquisition Term
589	5.79%, 01/12/2014 ±	548
	Brenntag Group, Term Loan B2
2,411	5.79%, 01/12/2014 ±	2,209
	Calumet Lubricants Co. L.P.
6,195	8.24%, 12/17/2014 ±	5,886
805	8.55%, 12/17/2014 ±	778
	Celanese U.S. Holdings LLC, Letter of Credit
2,643	4.60%, 03/30/2014 ±	2,484
	Celanese U.S. Holdings LLC, Term Loan B
12,237	6.48%, 03/30/2014 ±	11,350
	Cenveo, Inc.
12,891	6.66%, 06/21/2013 - 03/16/2014 ±	11,764
	Coffeyville Resources
2,676	4.63%, 12/21/2010 ±	2,522
8,704	7.98%, 12/21/2013 ±	8,255
	Cognis GMBH
EUR1,000	6.95%, 05/04/2014 ±	1,319
11,000	6.99%, 05/04/2014 ± *	9,814
	Columbian Chemicals Co.
11,291	6.58%, 03/15/2013 - 03/16/2013 ±	10,500
	Georgia-Pacific Corp.
5,105	6.84%, 02/14/2013 ±	4,704
15,033	6.87%, 02/14/2013 ±	13,819
	Goodyear Engineered Products
7,855	5.75%, 07/31/2014 ±	6,873
1,125	5.78%, 07/31/2014 ±	984
4,000	8.99%, 07/31/2015 ±	3,440
	Goodyear Tire & Rubber Co.
26,750	6.43%, 04/18/2014 ±	23,573
	Graham Packaging Co., Inc.
14,489	7.25%, 04/03/2014 ±	13,368
	Graphic Packaging Corp.
5,270	6.03%, 08/08/2010 ±	4,781
	Hexion Specialty Chemicals
19,742	7.00%, 05/15/2013 ±	18,518

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount +		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE w (continued)
	Basic Materials (continued)
	Hexion Specialty Chemicals (continued)
EUR1,875	7.02%, 05/05/2013 ±	$2,620
	Hexion Specialty Chemicals, Term
	Loan C2
4,289	7.13%, 05/15/2013 ±	4,000
	Hexion Specialty Chemicals, Term
	Loan C4
1,481	7.13%, 05/15/2013 ±	1,389
	Hexion Specialty Chemicals, Term
	Loan C5
995	7.13%, 05/05/2013 ±	933
	Huntsman International LLC
29,960	5.04%, 04/23/2014 ±	28,287
	Ineos Group
7,046	7.36%, 02/01/2013 ±	6,409
6,974	7.86%, 12/16/2014 ±	6,385
	Ineos Group Holdings plc
EUR500	8.49%, 06/16/2015 ±	638
	Intertape Polymer Group, Inc.
2,378	6.60%, 07/28/2011 ± ‡	2,354
	ISP Chemco LLC
19,478	6.68%, 05/31/2014 ±	18,066
	Jarden Corp., Term Loan
4,367	6.58%, 01/24/2012 ±	4,047
	Jarden Corp., Term Loan B2
10,636	6.58%, 01/24/2012 ±	9,854
	Jarden Corp., Term Loan B3
3,952	6.58%, 01/24/2012 ±	3,734
	John Maneely Co.
15,087	6.35%, 12/08/2013 ±	12,729
	Kranson Industries
3,654	7.09%, 07/31/2013 ±	3,380
	MacDermid, Inc.
11,381	6.83%, 04/11/2014 ±	10,356
	Mega Bloks, Inc.
6,816	5.50%, 07/26/2012 ±	5,930
	Newpage Corp.
1,494	8.69%, 11/01/2011 ±	1,443
	Novelis, Inc., CA Term Loan
1,710	6.83%, 07/06/2014 ±	1,522
	Novelis, Inc., US Term Loan
3,762	6.83%, 07/06/2014 ±	3,417
	Solo Cup Co.
6,727	8.41%, 02/27/2011 ± ‡	6,486
	Solutia, Inc.
8,300	8.06%, 03/31/2008 ±	8,096
	Verso Paper Holdings LLC
6,594	6.58%, 07/28/2013 ±	6,033

		349,653

	Capital Goods - 2.9%
	Aearo Technologies, Inc.
2,985	7.08%, 06/07/2014 ±	2,948
	Bluegrass Container Corp.
1,352	6.57%, 06/29/2013 ±	1,308
4,518	6.68%, 06/29/2013 ±	4,371
8,712	8.40%, 06/29/2013 ±	8,589
	Bluegrass Container Corp., Delayed Draw Second Lien Term Loan
$2,788	8.40%, 06/29/2013 ±	2,770
	Ewards Ltd.
6,965	7.08%, 05/31/2014 ±	5,572
	Hawker Beechcraft Acquisition Co., Letter of Credit
873	4.73%, 03/27/2014 ±	789
	Hawker Beechcraft Acquisition Co., Term Loan
10,513	6.83%, 03/27/2014 ±	9,466
	Lincoln Industries Corp.
951	5.76%, 07/11/2014 ±	913
	Lincoln Industries Corp., Second Lien Term Loan
3,500	10.87%, 01/10/2015 ±	3,430
	Lincoln Industries Corp., Term Loan B
2,534	5.75%, 07/11/2014 ±	2,433
	Macandrews Amg Holdings LLC
11,144	9.71%, 04/17/2012 ±	10,196
	Nacco Material Handling Group
8,812	6.67%, 03/22/2013 ±	8,107
	Scitor Acquisition Corp.
4,489	7.53%, 09/26/2014 ⌂ ±	4,377
	Targus Group International
11,368	7.61%, 11/22/2012 ±	10,061
	Unifrax Corp.
4,247	5.56%, 05/02/2013 ±	3,950
	Vought Aircraft Industries, Inc.
3,947	2.50%, 12/22/2011 ±	3,797
	Wesco Aircraft Hardware Corp.
1,945	7.08%, 09/29/2013 ±	1,875
	Yankee Candle Co.
15,759	6.83%, 02/06/2014 ±	14,006

		98,958

	Consumer Cyclical - 10.6%
	Accuride Corp.
8,292	7.56%, 01/31/2012 ± ‡	7,891
	AM General LLC
14,255	7.68%, 09/01/2013 ±	13,239
	American Axle & Manufacturing Holdings, Inc.
15,333	7.34%, 06/14/2012 ±	13,493
	American General Finance Corp.
528	7.41%, 09/01/2013 ±	490
	Aramark Corp.
1,278	5.20%, 01/19/2014 ± *	1,160
19,471	6.71%, 01/19/2014 ± *	18,032
	Axletech International
2,856	6.70%, 10/20/2012 ±	2,727
2,000	11.23%, 04/20/2013 ±	1,960
	Brand Energy & Infrastructure Services
11,419	7.14%, 02/07/2014 ±	10,662
1,995	7.91%, 02/07/2014 ±	1,950
	Building Materials Holdings Corp.
1,481	7.33%, 11/10/2013 ±	1,207
	Chiquita Brands International, Inc.
13,565	6.31%, 06/28/2012 ±	13,158
	Contech Construction Products
4,890	6.14%, 01/31/2013 ±	4,560

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE w (continued)
	Consumer Cyclical (continued)
	Custom Building Products
$5,254	7.08%, 10/20/2011 ±	$4,729
2,000	9.72%, 04/20/2012 ± ‡	1,780
	Dana Corp.
25,500	7.50%, 03/03/2008 ±	25,430
	David’s Bridal, Inc.
6,451	6.58%, 01/25/2014 ±	5,903
	Delphi Corp.
2,000	6.88%, 07/01/2008 ±	1,970
19,080	7.38%, 07/01/2008 ±	18,803
	Dollarama Group L.P.
5,895	4.99%, 11/18/2011 ±	5,394
	Easton-Bell Sports, Inc.
13,025	6.85%, 03/16/2012 ±	11,701
	Ford Motor Co.
18,046	8.00%, 12/15/2013 ±	15,731
	Foster Wheeler LLC
2,500	5.71%, 09/12/2011 ◊	.. 2,250
	General Motors Corp.
13,313	7.06%, 11/27/2013 ±	12,085
	Invista B.V., Term Loan A2
10,806	6.33%, 04/30/2010 ±	10,266
	Invista B.V., Tranche A Term Loan
3,537	6.33%, 04/30/2010 ±	3,360
	KIK Custom Products, Inc.
3,500	9.84%, 11/23/2014 ±	1,709
	KIK Custom Products, Inc., Canadian Term Loan
1	9.84%, 05/23/2014 ±	1
	KIK Custom Products, Inc., Term Loan B
4	9.84%, 05/23/2014 ±	4
	Lear Corp.
11,886	7.35%, 04/25/2012 ±	11,191
	Levi Strauss & Co.
24,316	7.57%, 03/09/2014 ⌂ ±	.. 18,967
	Masonite International Corp., Canadian Term Loan
7,348	5.65%, 04/30/2010 ±	6,257
	Masonite International Corp., US Term
	Loan
7,359	5.65%, 04/30/2010 ±	6,333
	Michaels Stores, Inc.
13,384	7.58%, 11/11/2013 ±	11,397
	Mother’s Work, Inc.
4,963	6.46%, 03/09/2013 ⌂ ±	.. 4,466
	Navistar International
12,467	6.50%, 01/17/2012 ±	11,573
	Navistar International, Letter of Credit
4,533	6.50%, 01/17/2012 ±	4,209
	Nortek, Inc.
5,831	5.54%, 08/27/2011 ±	5,219
	Oshkosh Truck Corp.
1,750	6.65%, 12/06/2013 ±	1,580
11,343	6.90%, 11/30/2013 ±	10,445
	The Pantry, Inc.
667	1.75%, 05/14/2014 ◊ *	.. 607
2,322	5.03%, 05/14/2014 ±	2,113
	Petco Animal Supplies, Inc.
$3,940	6.28%, 10/25/2013 ±	3,633
	Roundy’s Supermarkets, Inc.
8,370	7.91%, 11/03/2011 ±	8,004
	Sports Authority, Inc.
7,355	7.08%, 04/25/2013 ±	6,509
	Standard Pacific Corp.
8,743	6.66%, 04/25/2013 ±	6,237
	Standard Steel LLC
331	6.20%, 07/10/2012 ±	319
1,642	7.33%, 07/10/2012 ±	1,584
	Tandus, Inc.
4,965	7.37%, 05/07/2014 ±	3,774
	Targa Resources, Inc.
1,164	6.90%, 10/31/2012 ±	1,118
	Tensar Corp.
3,316	6.74%, 10/28/2012 ±	3,200
	Toys R Us, Inc.
17,500	7.63%, 11/30/2008 ±	16,510
	United Subcontractors, Inc.
3,643	7.00%, 12/27/2012 ±	2,969
	William Carter Co.
5,503	4.75%, 07/14/2012 ±	5,273

		365,132

	Consumer Staples - 2.6%
	American Seafoods Group
1,317	6.45%, 09/30/2011 ±	1,262
11,473	6.58%, 09/30/2012 ±	10,899
	Bird’s Eye Foods, Inc.
4,421	6.58%, 03/21/2014 ±	4,140
	Dean Foods Co.
14,843	6.58%, 03/29/2014 ±	13,849
	Dole Food Co., Inc.
6,094	6.00%, 04/12/2013 ±	5,489
2,943	6.25%, 04/12/2013 ◊	.. 2,641
20,308	6.31%, 04/12/2013 ±	18,261
	Huish Detergents, Inc.
9,939	6.83%, 04/25/2014 ±	7,906
	Michael Foods, Inc.
4,653	6.85%, 11/21/2010 ±	4,562
	OSI Group, Inc., Dutch Term Loan
2,605	6.84%, 09/02/2011 ±	2,442
	OSI Group, Inc., German Term Loan
2,084	6.84%, 09/02/2011 ±	1,954
	OSI Group, Inc., US Term Loan B
4,689	6.84%, 09/02/2011 ± ‡	4,396
	Piere Foods, Inc.
10,048	8.88%, 06/30/2010 ±	9,043
	Van Houtte, Inc., First Lien Term Loan
3,502	7.33%, 07/09/2014 ±	3,345
	Van Houtte, Inc., Second Lien Term Loan
478	7.33%, 07/09/2014 ±	456

		90,645

	Energy - 1.3%
	Big West Oil LLC, Delayed Draw Term Loan
5,221	5.50%, 02/02/2015 ± *	4,803
	Big West Oil LLC, Term Loan
4,224	5.50%, 02/02/2015 ±	3,886

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE w (continued)
	Energy (continued)
	Firstlight Power Resources, Inc.
$421	7.38%, 11/01/2013 ±	$384
3,428	7.43%, 11/01/2013 ±	3,147
	Petroleum Geo-Services
5,955	6.58%, 07/03/2015 ±	5,419
	Targa Resources, Inc.
2,074	4.71%, 10/31/2012 ±	1,993
	Texas Petrochemicals L.P.
7,399	6.47%, 06/27/2013 ±	6,992
2,498	7.38%, 06/27/2013 ±	2,335
	Western Refining, Inc.
18,572	4.99%, 03/06/2014 ±	16,916

		45,875

	Finance - 7.3%
	Amerigroup Corp.
7,444	5.31%, 03/26/2012 ±	6,662
	Ashtead Group plc
12,375	6.69%, 08/21/2011 ±	11,632
	Avis Budget Car Rental LLC
3,102	4.50%, 04/19/2012 ±	2,878
	BNY Convergex Group LLC
3,074	3.00%, 09/30/2013 ◊ *	2,890
2,444	7.71%, 09/30/2013 ±	2,285
	BNY Convergex Group LLC & EZE Castle Software
6,214	7.83%, 08/30/2013 ±	5,779
	Brickman Group Holdings, Inc.
5,957	7.14%, 01/24/2014 ±	5,481
	Buckeye Check Cashing, Inc.
8,669	7.17%, 05/01/2012 ±	6,502
	Chrysler Financial Services NA
19,222	8.99%, 08/03/2012 ±	17,231
5,000	11.49%, 08/03/2013 ±	3,832
	Community Health Systems, Inc.,
	Delayed Draw Term Loan
921	0.75%, 07/02/2014 ◊ *	851
	Community Health Systems, Inc., Term Loan B
18,306	7.33%, 07/02/2014 ±	16,923
	Conseco, Inc.
5,424	5.27%, 06/22/2010 ±	4,902
	Covanta Holding Corp.
13,287	4.60%, 02/09/2014 ±	12,512
6,592	6.57%, 02/09/2014 ±	6,208
	Crescent Resources LLC
20,263	7.02%, 09/07/2012 ±	17,358
	Dollar Financial Corp., Delayed Draw Term Loan
1,883	7.58%, 10/30/2012 ±	1,751
	Dollar Financial Corp., Term Loan
2,561	7.58%, 10/30/2012 ±	2,382
	FSB Holdings, Inc.
3,491	7.58%, 09/29/2013 ±	3,247
500	10.94%, 03/29/2014 ±	460
	Golden Gate National
4,541	6.02%, 03/14/2011 ±	4,314
	HMSC Corp.
3,970	6.25%, 10/03/2014 ±	3,414
	HMSC Corp.
$1,000	9.50%, 04/03/2014 ±	840
	Hub International Holdings, Inc., Delayed Draw Term Loan
1,643	7.33%, 06/12/2014 ± *	1,487
	Hub International Holdings, Inc., Term Loan
7,316	6.07%, 06/14/2014 ±	6,621
	Kar Holdings Inc.
14,407	7.08%, 10/17/2013 ±	12,580
	Landsource Holding Co. LLC
12,056	7.91%, 02/26/2013 ±	9,271
	LNR Properties Corp.
28,000	7.63%, 06/29/2009 - 06/29/2011 ±	25,795
	November Land Investors LLC
1,500	11.52%, 05/09/2012 ⌂ ±	375
	Nuveen Investments, Inc.
4,500	7.29%, 11/02/2014 ±	4,304
	Realogy Corp.
18,023	7.51%, 10/05/2014 ±	15,064
	Realogy Corp., Letter of Credit
4,852	6.81%, 10/05/2013 ◊	4,054
	Rent-A-Center, Inc.
11,027	6.72%, 10/26/2012 ±	10,264
	Rental Service Corp.
1,850	6.27%, 11/21/2012 ±	1,771
	Sedgwick CMS Holdings, Inc.
7,839	7.08%, 01/31/2013 ±	7,427
	TransFirst Holdings, Inc.
4,975	7.58%, 06/12/2014 ±	4,428
1,000	10.83%, 06/12/2015 ±	850
	United Rentals, Inc.
4,345	6.09%, 02/14/2011 ±	4,154
1,831	6.75%, 02/14/2011 ◊	1,746

		250,525

	Health Care - 8.9%
	Advanced Medical Optics, Inc.
7,940	6.77%, 04/02/2014 ±	7,305
	AGA Medical Corp.
6,408	6.79%, 04/26/2013 ±	5,831
	Carestream Health, Inc.
12,539	5.76%, 04/12/2013 ±	11,072
1,500	8.49%, 10/12/2013 ±	1,320
	Carl Zeiss
5,718	7.64%, 03/14/2014 ±	5,203
	Center For Diagnostic Imaging
2,573	8.33%, 12/31/2010 ⌂ ±	2,418
	DJO Finance LLC
7,000	7.83%, 04/07/2013 ±	6,825
	Fresenius Medical Care AG
19,311	5.94%, 03/31/2013 ± ‡	18,327
	General Nutrition Centers, Inc.
5,950	7.04%, 03/14/2014 ±	5,177
	Generics International, Inc.
3,000	8.33%, 11/19/2014 ±	2,917
	HCA, Inc.
9,903	6.33%, 11/14/2012 ±	9,051
	Health Management Associates, Inc.
18,838	6.56%, 02/12/2014 ±	16,728

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE w (continued)
	Health Care (continued)
	Healthcare Partners LLC
$11,447	6.58%, 10/20/2013 ±	$10,531
	HealthSouth Corp.
10,739	6.91%, 03/07/2013 ±	10,109
	IASIS Healthcare Capital Corp.
1,145	3.21%, 03/15/2014 ±	1,048
12,469	5.25%, 01/15/2014 ±	11,648
4,293	5.55%, 03/15/2014 ± *	3,853
5,008	8.49%, 06/15/2014 ±	4,507
	Ikaria Acquisition, Inc.
3,294	7.08%, 03/28/2013 ±	3,129
	Inverness Medical Innovation, Inc.
5,970	6.84%, 06/27/2014 ±	5,492
1,000	9.09%, 06/26/2015 ±	920
	LifePoint Hospitals, Inc.
15,726	6.72%, 04/15/2012 ± ‡	14,743
	Multiplan Corp.
10,168	5.77%, 04/12/2013 - 04/13/2013 ±	9,726
	National Mentor
6,509	4.60%, 06/27/2013 ±	6,102
397	6.73%, 06/27/2013 ±	372
	National Renal Institutes, Inc.
11,248	7.13%, 03/31/2013 ±	10,123
	Orthofix Holdings, Inc.
8,459	6.58%, 09/22/2013 ±	7,782
	Pharmaceutical Product Development, Inc.
1,457	6.53%, 01/29/2012 ±	1,384
	Pharmaceutical Technologies and Services
963	7.08%, 04/04/2014 ±	828
	Psychiatric Solutions, Inc.
8,962	6.17%, 07/01/2012 ±	8,609
	Quintiles Transnational Corp.
6,862	6.83%, 03/31/2013 ±	6,531
	Renal Advantage, Inc.
3,911	7.47%, 10/05/2012 ±	3,637
	Rite Aid Corp.
15,000	5.71%, 06/01/2014 ±	13,903
	Select Medical Corp.
1,990	6.70%, 02/24/2012 ◊	1,831
11,746	6.99%, 02/24/2012 ±	10,854
	Skilled Healthcare Group, Inc.
4,927	5.24%, 06/15/2012 ±	4,582
	Sun Healthcare Group, Inc.
873	4.73%, 04/19/2014 ±	825
561	6.03%, 04/12/2014 ±	531
3,865	6.15%, 04/12/2014 ±	3,604
	Surgical Care Affiliates LLC
5,970	7.08%, 12/29/2014 ±	5,194
	United Surgical Partners International
1,532	4.99%, 04/19/2014 ± *	1,391
7,908	5.49%, 04/19/2014 ±	7,167
	Vanguard Health Holdings Co. II LLC
14,912	5.52%, 09/23/2011 ±	13,868
	Varietal Distribution Merger Sub., Inc.
9,000	7.33%, 06/29/2014 ±	8,190
	Health Care (continued)
	Viant Holdings, Inc.
$13,433	7.08%, 06/25/2014 ±	$12,224
	Warner Chilcott Corp.
827	6.59%, 01/18/2012 ±	779
3,969	6.77%, 01/18/2012 ±	3,772
	Youth & Family Centered Services, Inc.
2,254	6.94%, 07/10/2013 ⌂ ±	2,158

		304,121

	Services - 25.0%
	24 Hour Fitness Worldwide, Inc.
5,900	6.95%, 06/08/2012 ±	5,310
	Acosta, Inc.
6,407	5.53%, 12/06/2012 ±	5,948
	Advanstar Holdings Corp.
12,935	7.09%, 06/01/2014 ±	10,607
2,000	9.84%, 12/01/2014 ±	1,660
	Advantage Sales & Marketing, Inc.
17,784	5.77%, 03/29/2013 ±	16,184
	Affinion Group, Inc.
14,049	7.44%, 10/07/2012 ±	13,206
	Allied Waste Industries, Inc.
11,551	4.81%, 01/15/2012 ±	10,738
4,767	5.89%, 01/15/2012 ±	4,435
	AMC Entertainment, Inc.
5,885	5.04%, 01/26/2013 ±	5,412
	Bresnan Communications LLC
1,500	5.93%, 09/29/2013 ±	1,393
12,000	6.84%, 09/29/2013 ±	11,208
	Brock Holdings III, Inc.
3,543	7.14%, 02/21/2014 ±	3,331
	Cardinal Logistics Management
4,962	7.02%, 09/23/2013 ⌂ ±	4,764
	Carl Zeiss
EUR2,500	8.75%, 03/14/2014 ±	3,122
	Carmike Cinemas, Inc.
1,943	8.50%, 09/29/2011 ±	1,820
7,635	8.65%, 05/19/2012 ±	7,148
	Casella Waste Systems, Inc.
4,477	6.45%, 04/28/2010 ±	4,186
	Cavel Holdings LLC
2,934	9.58%, 11/29/2012 ±	2,362
	CCO Holdings LLC
14,000	7.34%, 09/05/2014 ⌂ ±	11,153
	Cebridge Communications LLC
16,962	6.67%, 11/05/2013 ±	14,529
10,000	9.41%, 05/05/2014 ±	8,500
	Cedar Fair L.P.
8,730	5.27%, 07/21/2013 ±	8,108
6,900	5.28%, 07/21/2013 ±	6,408
	Cengage
13,965	6.20%, 06/27/2014 ±	12,499
	Centaur LLC
2,020	4.00%, 10/30/2013 ±	1,838
3,587	8.83%, 10/30/2012 ±	3,336
763	12.33%, 10/30/2012 ◊ *	710
	Citadel Broadcasting Corp.
27,000	5.70%, 06/08/2014 ±	22,995
	Clarke American Corp.
20,895	7.33%, 02/28/2014 ±	16,570

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE w(continued)
	Services (continued)
	CMP Susquehanna Corp.
$14,748	5.81%, 03/24/2013 ±	$12,757
	CSC Holdings, Inc.
1,900	6.49%, 02/24/2012 ±	1,746
24,934	6.90%, 03/24/2013 ±	22,955
	Cumulus Media, Inc.
16,689	6.02%, 06/01/2014 ±	14,770
	CW Media Holdings, Inc.
7,980	8.08%, 02/15/2015 ±	7,701
	Emdeon Business Services LLC
7,185	6.83%, 11/16/2013 ±	6,808
4,000	9.83%, 05/16/2014 ±	3,820
	Energy Solutions, LLC, Add-On Letter of Credit
1,514	6.24%, 06/07/2013 ±	1,461
	Energy Solutions, LLC, LC Facility
126	6.24%, 06/07/2013 ±	122
	Energy Solutions, LLC, Term Loan B
2,072	7.10%, 06/07/2013 ±	2,000
	Energy Solutions, LLC, Term Loan B2
995	7.10%, 06/07/2013 ±	960
	F & W Publications, Inc.
7,058	7.13%, 08/05/2012 ±	6,423
1,485	7.22%, 08/05/2012 ±	1,351
4,500	9.16%, 08/05/2012 ⌂ ±	4,185
	Fender Musical Instruments Corp.
832	6.97%, 06/06/2014 ±	761
1,656	7.16%, 06/06/2014 ±	1,515
	Golden Nugget, Inc.
2,182	1.75%, 06/22/2014 ◊ *	1,942
3,818	5.66%, 06/22/2014 ±	3,398
3,750	7.21%, 12/31/2014 ±	3,225
	Gray Television, Inc.
17,965	6.21%, 12/31/2014 ±	16,056
	Greektown Holdings LLC
1,341	7.19%, 12/01/2012 ±	1,248
	Green Valley Ranch Gaming LLC
2,868	6.99%, 02/09/2014 ±	2,524
8,000	8.33%, 02/09/2014 ⌂ ±	6,640
	Greenwood Racing, Inc.
4,950	5.53%, 11/14/2011 ±	4,529
	Hanley Wood LLC
2,985	6.74%, 03/07/2014 ±	2,354
	Hit Entertainment, Inc.
1,965	6.60%, 08/26/2012 ±	1,834
	Idearc, Inc.
23,723	6.83%, 11/17/2014 ±	21,532
	inVentiv Health, Inc., Term Loan B
10,834	6.58%, 07/05/2014 ±	9,967
	Lake At Las Vegas Joint Venture LLC, First Lien Term Loan
6,182	15.60%, 02/01/2010 ⌂ ± *	2,797
	Lake At Las Vegas Joint Venture LLC, Revolver
818	15.60%, 02/01/2010 ⌂ ±	368
	Las Vegas Sands Corp.
2,000	0.50%, 05/23/2013 ◊ *	1,736
	Las Vegas Sands Corp.
$5,665	0.75%, 05/23/2014 ◊ *	4,917
	Las Vegas Sands Corp., Term Loan B
24,688	6.58%, 05/23/2014 ±	21,427
	LBI Media, Inc.
10,598	4.77%, 05/01/2012 ±	9,539
	Medianews Groups, Inc.
3,940	7.08%, 08/02/2013 ±	3,310
	MGM Holdings II, Inc.
3,590	8.11%, 04/08/2012 ±	3,124
	MGM Mirage, Inc.
19,000	5.85%, 10/03/2011 ±	17,471
	Nelson Education
5,985	7.33%, 07/05/2014 ±	5,633
	NEP Supershooters L.P.
7,940	7.11%, 02/13/2014 ±	7,384
	New World Gaming Partners Ltd.
4,000	10.23%, 03/31/2015 ±	3,080
	New World Gaming Partners Ltd., Delayed Draw Term Loan
167	7.23%, 09/30/2014 ±	145
	New World Gaming Partners Ltd., First Lien Term Loan
833	7.23%, 09/30/2014 ±	725
	Penton Media, Inc.
7,444	5.52%, 02/06/2013 ±	6,327
7,000	8.27%, 02/06/2014 ±	5,250
	Philosophy, Inc.
6,537	5.27%, 03/15/2014 ±	5,589
	Pinnacle Foods
24,373	7.48%, 03/30/2014 ±	22,118
	PITG Gaming Investor Holdings LLC
6,600	9.96%, 05/15/2008 ±	6,270
	R.H. Donnelley, Inc.
9,296	6.40%, 06/30/2011 ±	8,806
7,966	6.43%, 06/30/2011 ±	7,555
	Raycom TV Broadcasting, Inc.
14,229	4.81%, 07/27/2013 ±	12,948
	Readers Digest Association, Inc.
5,000	4.00%, 03/02/2013 ◊ *	4,550
22,321	7.19%, 03/02/2014 ±	18,945
	Regal Cinemas, Inc.
18,022	6.33%, 10/27/2013 ±	16,685
	Sabre, Inc.
20,380	5.24%, 09/30/2014 ±	16,529
	Sensata Technologies
24,087	5.06%, 04/21/2013 ±	22,050
	Sheridan Group, Inc.
4,000	5.75%, 06/13/2015 ±	3,520
10,940	6.68%, 06/13/2014 ±	9,737
	Sirius Satellite Radio, Inc.
8,479	5.56%, 09/01/2012 ±	7,440
	Six Flags, Inc.
10,935	7.25%, 04/30/2015 ±	9,377
	Southern Graphic Systems
994	5.83%, 12/30/2011 ±	915
1,960	7.29%, 12/30/2011 ±	1,803
	Spanish Broadcasting System, Inc.
23,617	6.58%, 06/10/2012 ± ‡	20,901

The Hart Ford Floating Rate Fund
Schedule of Investments
January 31,2008(Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)
	Services (continued)
	SunGard Data Systems, Inc.
$13,743	6.90%, 08/08/2012 ±	$12,724
	Synagro Technologies, Inc.
3,980	6.89%, 03/28/2014 ±	3,502
2,000	9.64%, 09/28/2014 ±	1,680
	Telesat Canada
827	3.14%, 09/01/2014 ⌂ *	788
9,673	6.92%, 09/01/2014 ±	9,117
	Town Sports International Holdings, Inc.
5,960	6.94%, 02/27/2014 ±	5,334
	Transaction Network Services, Inc.
4,622	7.48%, 05/10/2013 ±	4,437
	Tribune Co.
13,556	7.40%, 05/17/2009 ±	12,552
17,247	7.91%, 05/17/2014 ±	12,868
	United Site Services, Inc.
1,800	9.08%, 06/29/2013 ⌂ ±	1,620
	Univision Communications
503	1.00%, 09/16/2014 ± *	412
14,497	5.49%, 09/16/2014 ±	11,831
7,000	5.77%, 03/16/2009 ±	6,522
	UPC Financing Partnership
23,500	6.38%, 12/31/2014 ±	21,003
	Venetian Macau Ltd.
4,202	7.08%, 04/06/2012 – 04/06/2013 ±	3,871
	Vertafore, Inc.
3,474	7.52%, 01/31/2012 ±	3,265
	Washington Country Casino Resort LLC
2,276	9.06%, 11/07/2011 ⌂ ±	2,213
	Weight Watchers International, Inc.
3,421	6.13%, 01/24/2013 ±	3,307
	West Corp.
28,244	5.85%, 10/23/2013 ±	25,779
	WideOpenWest Finance LLC
16,000	6.72%, 07/01/2014 ±	14,560
5,000	11.09%, 07/01/2015 ±	4,500
	Wilmar Landco LLC
3,000	5.52%, 07/03/2008 ±	2,925
	Wilmar OPCO LLC
3,791	9.75%, 01/03/2012 ±	3,740
	Wynn Resorts Ltd.
7,500	5.04%, 06/01/2014 ±	7,331
	Yell Group plc
3,000	5.27%, 02/10/2013 ±	2,827
	Yonkers Racing Corp.
4,741	9.25%, 08/12/2011 ±	4,480

		856,223

	Technology – 12.1%
	Acxiom Corp.
4,531	6.20%, 09/13/2012 ±	4,305
	Alaska Communication Systems Holdings, Inc.
300	6.95%, 02/01/2012 ±	275
	Alaska Communication Systems Holdings, Inc., Incremental Term Loan
2,200	6.58%, 02/01/2012 ±	2,027

Principal		Market
Amount		Value +
	Technology (continued)
	Alaska Communication Systems Holdings, Inc., Term Loan
$16,070	6.58%, 02/01/2012 ±	$14,921
	Aspect Software, Inc.
3,978	7.94%, 09/22/2012 ±	3,799
	Canwest MediaWorks L.P.
4,965	7.08%, 07/13/2014 ±	4,742
	Caribe Information Investment, Inc.
12,657	4.65%, 03/29/2013 ±	11,644
	Cellnet Technology, Inc.
8,498	6.86%, 08/26/2011 ⌂ ±	7,929
	Charter Communications Operating LLC
24,049	5.26%, 04/28/2013 ±	20,878
	Cinram International
16,331	6.88%, 05/05/2010 ±	13,146
	Crown Castle Operating Co.
11,427	6.33%, 03/06/2014 ±	10,450
	DaVita, Inc.
2,501	5.57%, 10/05/2012 ±	2,360
2,015	6.35%, 10/05/2011 ± ‡	1,894
	Dresser, Inc.
12,768	7.41%, 05/04/2014 ±	11,850
	FairPoint Communications, Inc.
16,750	6.63%, 02/08/2012 ±	16,436
	Fleetcor Technologies Operating Co. LLC, Delayed Draw Term Loan
1,000	6.88%, 04/30/2013 ± *	960
	Fleetcor Technologies Operating Co. LLC, Term Loan B
4,963	6.88%, 04/30/2013 ±	4,764
	Freescale Semiconductor, Inc.
15,840	6.38%, 11/28/2013 ±	13,488
	Gatehouse Media Operating, Inc.
8,152	6.50%, 08/05/2014 ±	6,563
24,848	7.07%, 08/05/2014 ±	20,003
	Hawaiian Telecom Communications, Inc.
13,808	7.08%, 06/01/2014 ±	12,241
	Infor Global Solutions
995	7.45%, 07/08/2012 ±	866
2,000	10.82%, 03/02/2014 ±	1,600
3,000	11.08%, 07/28/2014 ±	2,520
	Infor Global Solutions, Delayed Draw Term Loan
1,698	8.58%, 07/28/2012 ±	1,560
	Infor Global Solutions, U.S. Term Loan
3,254	8.58%, 07/28/2012 ±	2,880
	Intelsat Bermuda Ltd.
12,205	6.60%, 01/03/2014 ±	10,583
	Intesat Ltd.
3,456	6.35%, 07/03/2012 ±	3,145
8,500	7.13%, 01/11/2014 ±	8,300
	IPC Systems, Inc.
17,905	7.09%, 05/31/2014 ±	14,772
	Kronos, Inc.
6,896	7.08%, 06/12/2014 ±	6,094
	Leap Wireless International, Inc.
7,885	7.83%, 06/15/2013 ±	7,613
	Level 3 Communications Corp.
19,941	6.61%, 03/01/2014 ±	17,781

The Hart Ford Floating Rate Fund
Schedule of Investments
January 31,2008(Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)
	Technology (continued)
	Marvell Technology Group Ltd.
$10,856	7.33%, 11/09/2009 ±	$10,204
	Mediacom Broadband LLC, Term Loan D1
15,519	5.46%, 01/31/2015 ±	13,482
	Mediacom Broadband LLC, Term Loan D2
7,380	5.46%, 01/31/2015 ±	6,421
	Mediacom LLC
6,888	5.46%, 01/31/2015 ±	6,027
2,000	5.55%, 09/30/2012 ± ‡	1,797
	Metro PCS Wireless, Inc.
19,228	7.16%, 11/02/2013 ±	17,962
	National Cinemedia, Inc.
11,000	6.87%, 02/13/2015 ±	9,976
	Ntelos, Inc.
15,403	5.53%, 08/24/2011 ±	14,767
	One Communications Corp.
8,140	9.00%, 06/30/2012 ±	7,461
	PAETEC Holding Corp.
3,213	5.77%, 02/09/2013 ±	3,003
	RCN Corp.
16,915	7.13%, 04/19/2014 ±	15,562
	Reynolds & Reynolds Co.
10,377	6.84%, 10/24/2012 ±	9,651
	Time Warner Telecom Holdings, Inc.
10,395	5.28%, 07/01/2013 ±	9,823
	Verint Systems, Inc.
13,262	7.38%, 05/23/2014 ±	11,736
	Virgin Media Dover LLC
5,665	6.06%, 09/03/2012 ±	5,240
	Wind Acquisitions Holdings Finance S.A.
5,696	11.20%, 12/12/2011 ± *	5,226
	Windstream Corp.
6,671	5.50%, 07/21/2013 ±	6,458

		417,185

	Transportation – 2.7%
	Delta Air Lines, Inc.
5,000	6.71%, 04/25/2012 ±	4,602
1,985	8.08%, 04/25/2014 ±	1,803
	Greatwide Logistics Services, Inc.
6,435	8.33%, 01/22/2014 ±	5,008
	Jacobson Cos.
3,980	6.44%, 06/19/2014 ±	2,945
	Kenan Advantage Group
5,720	7.45%, 12/16/2011 ±	5,320
	Louis US Holdco, Inc.
828	4.73%, 11/04/2013 ±	758
2,514	6.28%, 11/04/2013 ±	2,301
	MacQuarie Aircraft Leasing Finance S.A.
19,368	6.58%, 11/29/2013 ⌂ ± *	18,593
4,984	9.08%, 11/29/2013 ⌂ ±	4,934
	Northwest Airlines Corp.
12,315	5.99%, 08/21/2008 ±	10,930
	Rail America, Inc.
17,000	7.12%, 10/04/2008 ± *	16,575

Principal		Market
Amount		Value +
	Transportation (continued)
	United Air Lines, Inc.
$6,544	6.78%, 02/01/2014 ±	$5,855
	US Airways Group, Inc.
13,500	5.79%, 03/23/2014 ±	11,808

		91,432

	Utilities – 5.2%
	Astoria Generating Co. Acquisitions LLC
7,500	8.66%, 08/23/2013 ±	7,075
	Atlas Pipeline Partners L.P.
10,000	6.03%, 07/27/2014 ±	9,783
	Calpine Corp.
10,695	7.08%, 03/29/2009 ± *	9,499
	Dynegy Holdings, Inc.
1,783	6.04%, 03/30/2013 ±	1,646
	Dynegy Holdings, Inc., Letter of Credit
24,213	4.76%, 03/30/2013 ±	22,079
	Kgen LLC, Letter of Credit
2,625	6.63%, 02/01/2014 ±	2,415
	Kgen LLC, Term Loan B
4,331	6.63%, 02/01/2014 ±	3,985
	Kinder Morgan, Inc.
22,187	4.78%, 05/22/2014 ±	21,880
	Mirant North America LLC
20,025	5.02%, 01/03/2013 ±	19,108
	NRG Energy, Inc.
9,230	6.48%, 02/01/2013 ±	8,369
20,001	6.58%, 06/08/2013 ±	18,369
	Pike Electric Corp.
2,419	5.50%, 12/10/2012 ±	2,350
1,011	5.88%, 07/01/2012 ±	982
	Reliant Energy, Inc.
15,600	4.51%, 03/31/2014 ±	13,936
	Texas Competitive Electric Holdings Co. LLC
27,930	8.40%, 10/24/2014 – 10/31/2014 ±	25,416
	TPF Generation Holdings, LLC
236	4.73%, 12/21/2011 ±	211
753	4.83%, 12/21/2013 ±	675
3,815	6.83%, 12/21/2013 ±	3,419
7,000	9.08%, 12/21/2014 ±	6,253

		177,450

	Total senior floating rate interests: non-investment grade (Cost $3,370,355)	$3,047,199

	Total long-term investments (Cost $3,470,061)	$3,129,336

SHORT-TERM INVESTMENTS – 4.0%
	Finance – 1.8%
	BNP Paribas Finance
$12,000	3.05%, 02/01/2008	$11,999
	Citigroup Funding, Inc.
12,700	2.95%, 02/01/2008	12,699
	Deutsche Bank
12,000	3.10%, 02/01/2008	11,999
	Rabobank U.S.A.
13,100	3.00%, 02/01/2008	13,099
	UBS Finance LLC
12,000	3.02%, 02/01/2008	11,999

		61,795

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares +		Value +
SHORT-TERM INVESTMENTS (continued)
	Investment Pools and Funds - 0.7%
$22,959	State Street Bank Money Market Fund	$22,959

Principal
Amount
	Repurchase Agreements - 1.4%

BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/01/2008 in the amount of $16,163, collateralized by U.S. Treasury Bond 6.00% - 8.75%, 2017 - 2026, U.S. Treasury Note 9.88% 2015, value of $16,578)

16,162	1.70% dated 01/31/2008		16,162
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 02/01/2008 in the amount of $16,163, collateralized by U.S. Treasury Note 4.13%, 2012, value of $16,615)
16,162	1.70% dated 01/31/2008		16,162
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2008 in the amount of $16,175, collateralized by U.S. Treasury Bond 5.50%, 2014, U.S. Treasury Note 12.50% 2028, value of $16,543)
16,175	1.60% dated 01/31/2008		16,175

			48,499

	Technology - 0.1%
	Dover Corp.
3,665	3.10%, 02/01/2008		3,664

	Total short-term investments (Cost $136,917)		$136,917

	Total investments (Cost $3,606,978) ▲	95.2%	$3,266,253
	Other assets and liabilities	4.8%	163,681

	Total net assets	100.0%	$3,429,934

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.53% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $3,608,716 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$171
Unrealized Depreciation	(342,634)

Net Unrealized Depreciation	$(342,463)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2008, was $6,316, which represents 0.18% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2008.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2008.

*	The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2008 was $46,937.

w	Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at January 31, 2008.

+	All principal amounts are in U.S. dollars unless otherwise indicated.EUR — Euro

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
4/2007	2,600	Bayview Financial Acquisition Trust, 5.43%, 05/28/2037	$2,600
11/2005	30	Calpine Generating Co. LLC, 9.07%, 04/01/2009	30
3/2007	4,962	Cardinal Logistics Management, 7.02%, 09/23/2013	4,937
3/2007- 4/2007	14,000	CCO Holdings LLC, 7.34%, 09/05/2014	14,014
2/2007- 4/2007	8,498	Cellnet Technology, Inc., 6.86%, 08/26/2011	8,525
9/2006 -12/2006	2,573	Center For Diagnostic Imaging, 8.33%, 12/31/2010	2,489
3/2007-8/2007	4,500	F & W Publications, Inc., 9.16%, 08/05/2012	4,489
3/2007	17,322	Goldman Sachs Mortgage Securities Corp., 5.30%, 02/01/2009 — Reg D	17,322
2/2007	8,000	Green Valley Ranch Gaming LLC, 8.33%, 02/09/2014	8,035
4/2007	5,000	Helios Finance L.P., 6.31%, 10/20/2014 — 144A	5,000
6/2007-12/2007	6,182	Lake At Las Vegas Joint Venture LLC, First Lien Term Loan, 15.60%, 02/01/2010	6,139
6/2007	818	Lake At Las Vegas Joint Venture LLC, Revolver, 15.60%, 02/01/2010	813
3/2007- 5/2007	24,316	Levi Strauss & Co., 7.57%, 03/09/2014	24,194
3/2007 -5/2007	19,368	MacQuarie Aircraft Leasing Finance S.A., 6.58%, 11/29/2013	19,368
3/2007	4,984	MacQuarie Aircraft Leasing Finance S.A., 9.08%, 11/29/2013	4,984

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Period	Shares/		Cost
Acquired	Par	Security	Basis
3/2007	4,963	Mother’s Work, Inc., 6.46%, 03/09/2013	4,963
5/2006	1,500	November Land Investors LLC, 11.52%, 05/09/2012	1,513
9/2007	4,489	Scitor Acquisition Corp., 7.53%, 09/26/2014	4,444
3/2007	4,453	Structured Asset Securities Corp., 5.88%, 02/25/2037	4,371
7/2006	1,800	United Site Services, Inc., 9.08%, 06/29/2013	1,782
10/2005	2,276	Washington Country Casino Resort LLC, 9.06%, 11/07/2011	2,276
3/2007	4,363	Wells Fargo Home Equity Trust, 5.63%, 03/25/2037	4,167
7/2006	2,254	Youth & Family Centered Services, Inc., 6.94%, 07/10/2013	2,254

The aggregate value of these securities at January 31, 2008 was $122,107 which represents 3.56% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Fundamental Growth Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 97.4%
	Basic Materials - 4.3%
11	Barrick Gold Corp.	$587
19	Companhia Vale do Rio Doce ADR	558
9	Freeport-McMoRan Copper & Gold, Inc.	775
4	Potash Corp. of Saskatchewan, Inc.	549

		2,469

	Capital Goods -5.7%
9	Caterpillar, Inc.	655
11	Deere & Co.	922
13	Northrop Grumman Corp.	1,063
10	Terex Corp. ●	599

		3,239

	Consumer Cyclical - 11.4%
12	Altria Group, Inc.	940
27	Coach, Inc. ● ▼	856
20	Gymboree Corp. ● ▼	761
20	Kohl’s Corp. ● ▼	926
22	NIKE, Inc. Class B	1,352
17	Oshkosh Corp.	792
37	Staples, Inc.	893

		6,520

	Consumer Staples - 3.3%
13	PepsiCo, Inc.	893
15	Procter & Gamble Co.	970

		1,863

	Energy - 10.0%
6	Anadarko Petroleum Corp.	334
13	Apache Corp.	1,269
7	Devon Energy Corp.	578
7	EOG Resources, Inc.	604
20	Halliburton Co.	663
3	Petroleo Brasileiro S.A. ADR	344
12	Schlumberger Ltd.	921
8	Transocean, Inc.	973

		5,686

	Finance - 12.4%
18	Aflac, Inc.	1,110
22	American International Group, Inc.	1,208
28	Banco Itau Holding Financeira S.A.	647
7	Bank of America Corp.	310
36	Invesco Ltd.	983
33	MBIA, Inc.	507
25	UnitedHealth Group, Inc.	1,256
14	Wellpoint, Inc. ●	1,079

		7,100

	Health Care - 12.0%
11	Abbott Laboratories	602
23	Amgen, Inc. ●	1,072
18	Covidien Ltd.	786
20	CVS/Caremark Corp.	797
16	Genentech, Inc. ● ▼	1,109
10	Johnson & Johnson	607
12	Medtronic, Inc.	559
13	St. Jude Medical, Inc. ●	506
18	Teva Pharmaceutical Industries Ltd. ADR	847

		6,885

	Services - 4.0%
27	Manpower, Inc.	1,502
7	Priceline.com, Inc. ● ▼	760

		2,262

	Technology - 32.8%
12	America Movil S.A.B de CV ADR	719
4	Apple, Inc. ●	569
34	Applied Materials, Inc.	616
20	AT&T, Inc.	774
4	China Mobile Ltd. ▼	310
50	Cisco Systems, Inc. ●	1,232
49	Corning, Inc.	1,170
24	General Electric Co.	846
2	Google, Inc. ●	1,270
32	Hewlett-Packard Co.	1,400
31	Infosys Technologies Ltd. ADR ▼	1,279
34	Intel Corp.	710
4	International Business Machines Corp	419
12	MEMC Electronic Materials, Inc. ●	850
53	Microsoft Corp.	1,734
14	NII Holdings, Inc. Class B ● ▼	614
22	Nokia Corp. ▼	806
64	Oracle Corp. ●	1,311
17	Qualcomm, Inc.	700
8	Research In Motion Ltd. ●	779
15	Thomas & Betts Corp. ●	656

		18,764

	Utilities - 1.5%
11	Exelon Corp.	869

	Total common stock (Cost $55,178)	$55,657

Principal
Amount
SHORT-TERM IN VESTMENTS - 13.4%
	Repurchase Agreements - 2.1%
$413	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $413, collateralized by FNMA 5.00%, 2035, value of $422) 3.00% dated 01/31/2008	$413
574	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $574, collateralized by FHLMC 4.50% - 7.00%, 2017 - 2038, GNMA 4.50% - 7.00%, 2035 - 2037, value of $586) 3.00% dated 01/31/2008	574
212	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $212, collateralized by FNMA 5.50% - 6.00%, 2034 - 2037, value of $217) 2.99% dated 01/31/2008	213
2	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $2, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $2) 1.70% dated 01/31/2008	2

		1,202

The Hartford Fundamental Growth Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
SHORT-TERM INVESTMENTS (continued)
	Securities Purchased with Proceeds from Security Lending - 11.3%
	Cash Collateral Reinvestment Fund:
$5,699	Navigator Prime Portfolio	$5,699

Principal
Amount
	Federal Home Loan Bank Collateral Securities:
	Federal Home Loan Bank
15	2.72%, 04/04/2008		15
115	2.73%, 05/02/2008		114
1	4.00%, 02/06/2009		1
5	4.60%, 11/28/2008		5

			135

	Federal Home Loan Mortgage Corporation Collateral Securities:
	Federal Home Loan Mortgage Corporation
—	2.81%, 02/08/2008		—
2	2.85%, 02/04/2008		2
493	4.13%, 11/30/2009		509

			511

	Federal National Mortgage Association Collateral Securities:
	Federal National Mortgage Association
—	2.68%, 03/03/2008		—
21	2.70%, 03/28/2008		21

			21

	U.S. Treasury Collateral Securities:
	U.S. Treasury Note
71	2.38%, 01/15/2017 ◀		81

			6,447

	Total short-term investments (Cost $7,649)		$7,649

	Total investments (Cost $62,827) ▲	110.8%	$63,306
	Other assets and liabilities	(10.8)%	(6,170)

	Total net assets	100.0%	$57,136

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.00% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $62,901 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,039
Unrealized Depreciation	(3,634)

Net Unrealized Appreciation	$405

●	Currently non-income producing.

▼	Security is partially on loan at January 31, 2008.

◀	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Global Communications Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
COMMON STOCK - 91.0%
	Argentina - 1.0%
23	Telecom de Argentina ADR ●		$460

	Brazil - 6.3%
67	Brasil Telecom S.A. ADR ▼		2,022
32	Tele Norte Leste Participacoes S.A. ADR		835

			2,857

	Canada - 0.9%
9	Telus Corp.		387

	Egypt - 4.7%
13	Mobinil-Egyptian Mobile Service		526
22	Orascom Telecom Holding SAE GDR		1,616

			2,142

	France - 10.2%
103	France Telecom S.A. †		3,644
4	Iliad S.A. †		379
12	Neuf Cegtel †		601

			4,624

	Indonesia - 2.7%
30	P.T. Telekomunikasi Indonesia ADR ▼		1,207

	Israel - 4.6%
15	Cellcom Israel Ltd.		475
78	Partner Communications Co., Ltd. ADR ▼		1,612

			2,087

	Luxembourg - 6.3%
27	Millicom International Cellular S.A. ●		2,871

	Morocco - 0.0%
1	Maroc Telecom †		17

	Norway - 6.4%
139	Telenor ASA †		2,879

	Russia - 13.1%
44	AFK Sistema GDR		1,569
20	Mobile Telesystems OJSC ADR		1,655
80	Vimpel-Communications ADR		2,738

			5,962

	South Africa - 5.0%
122	MTN Group Ltd. †		1,943
4	Telkom South Africa Ltd. ADR		322

			2,265

	Spain - 8.7%
45	Telefonica S.A. ADR		3,924

	Turkey - 4.6%
92	Turkcell Iletisim Hizmetleri A.S. ADR		2,089

	United Kingdom - 1.7%
98	Cable & Wireless plc †		312
197	Thus Group plc †●		468

			780

	United States - 14.8%
13	American Tower Corp. Class A ●		492
15	Atlantic Tele-Network, Inc.		469
11	Equinix, Inc. ●		861
169	General Communication, Inc. Class A ●		1,219
62	NII Holdings, Inc. Class B ●		2,662
59	Time Warner Telecom, Inc. Class A ● ▼		1,038

			6,741

	Total common stock (Cost $35,985)		$41,292

WARRANTS - 3.0%
	India - 3.0%
62	Citigroup Global Certificate — Bharti Televentures ⌂		$1,346

	Total warrants (Cost $684)		$1,346

PREFERRED STOCK - 4.6%
	Brazil - 4.6%
16	Telecomunicacoes de Sao Paulo S.A. ▼		$436
35	Telemar Norte Leste S.A.		1,662

	Total preferred stock (Cost $1,318)		$2,098

	Total long-term investments (Cost $37,987)		$44,736

SHORT-TERM IN VESTMENTS - 8.8%

	Securities Purchased with Proceeds from Security Lending - 8.8%
	Cash Collateral Reinvestment Fund:
$3,975	Goldman Sachs FS Prime Obligation/Institutional Fund .		$3,975

	Total short-term investments (Cost $3,975)		$3,975

	Total investments (Cost $41,962) ▲	107.4%	$48,711
	Other assets and liabilities	(7.4)%	(3,367)

	Total net assets	100.0%	$45,344

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 83.79% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $42,611 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$9,103
Unrealized Depreciation	(3,003)
Net Unrealized Appreciation	$6,100

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at January 31, 2008, was $10,243, which represents 22.59% of total net assets.

●	Currently non-income producing.

▼	Security is partially on loan at January 31, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
08/2005 - 01/2008	62	Citigroup Global Certificate — Bharti Televentures	$684
The aggregate value of these securities at January 31, 2008 was $1,346 which represents 2.97% of total net assets.

The Hartford Global Communications Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Industry
as of January 31, 2008

Percentage of
Industry	Net Assets
Electrical Equipment Manufacturing — Component Other	1.3
Internet Providers & Web Search Port	3.8
Other Telecommunications	35.5
Telecommunication Resellers	8.7
Wired Telecommunications Carriers	3.4
Wireless Communications Services	11.5
Wireless Telecommunications Carriers	34.4
Short-Term Investments	8.8
Other Assets and Liabilities	(7.4)

Total	100.0%

The Hartford Global Enhanced Dividend Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value (W)
LONG POSITIONS — 135.2%
COMMON STOCK — 132.2%
	Basic Materials — 4.5%
—	Aracruz Celulose S.A. ADR #	$23
1	Dow Chemical Co. #	22
4	Fording Canadian Coal Trust #	184
—	Nucor Corp. #	26
1	RPM International, Inc. #	28
2	Southern Copper Corp. #	151

		434

	Capital Goods — 2.5%
1	Briggs & Stratton Corp. #	27
6	Compass Diversified Holdings #	87
3	Standex International #	56
5	Steelcase, Inc. #	74

		244

	Consumer Cyclical — 10.4%
1	Altria Group, Inc. #	67
1	Asbury Automotive Group #	16
4	Cherokee, Inc. #	142
1	D.R. Horton, Inc.	10
—	Genuine Parts Co.	19
3	Honda Motor Co., Ltd. ADR #	100
—	KB Home	10
—	Kimball International, Inc. #	2
12	Leggett & Platt, Inc. #	228
1	Lennar Corp.	11
9	Masco Corp. #	198
1	McDonald’s Corp. #	45
—	Mitsui & Co., Ltd. ADR #	42
2	Nissan Motor Co., Ltd. ADR #	30
2	Watsco, Inc. #	78

		998

	Consumer Staples — 10.0%
2	H.J. Heinz Co. #	89
6	Imperial Sugar Co. #	131
1	Imperial Tobacco Group #	131
2	Kraft Foods, Inc. #	64
2	Lance, Inc. #	44
4	Reddy Ice Holdings, Inc. #	92
1	Reynolds American, Inc. #	82
8	Unilever N.V. NY Shares #	263
1	UST, Inc. #	69

		965

	Energy — 16.5%
1	AGL Resources, Inc. #	49
5	BP plc ADR #	320
10	Enerplus Resources Fund #	367
—	Huaneng Power International, Inc. ADR Series N	9
2	Nicor, Inc. #	62
9	Precision Drilling Trust #	159
4	Royal Dutch Shell plc ADR #	306
1	Sasol Ltd. ADR #	55
3	Total S.A. ADR #	237
1	Vectren Corp. #	26

		1,590

	Finance — 39.0%
2	Advanta Corp. Class B #	19
3	Aegon N.V. ARS ADR #	41
11	Alesco Financial, Inc. #	39
3	Allied Capital Corp. #	67
—	Allstate Corp. #	19
1	American Capital Strategies Ltd. #	51
1	Ameris Bancorp	10
4	Anthracite Capital, Inc. #	26
3	Apollo Investment Corp. #	42
1	Arbor Realty Trust #	25
2	Ares Capital Corp. #	29
2	Arthur J. Gallagher & Co. #	48
—	Astoria Financial Corp.	10
18	Banco Bilboa Vizcaya S.A. ADR #	382
8	Banco Latinoamericano de Exportaciones S.A. ADR Class E #	120
6	Banco Santander Chili S.A. ADR #	288
1	Bank of America Corp. #	50
1	BB&T Corp.	19
1	Brandywine Realty Trust #	20
2	BRT Realty Trust #	25
1	CapitalSource, Inc. #	23
5	Centerline Holding Co. #	28
1	Central Pacific Financial Corp.	10
1	Cincinnati Financial Corp. #	30
3	Citigroup, Inc. #	80
1	Citizens Republic Bancorp, Inc. #	20
—	City Bank Lynnwood Wash	1
1	Colonial BancGroup, Inc.	19
6	Comerica, Inc. #	264
1	Commerce Group, Inc. #	32
2	Crystal River Capital, Inc. #	22
9	Fidelity National Financial, Inc. #	184
1	Fifth Third Bankcorp	24
1	First Commonwealth Financial Corp. #	9
—	First Financial Holdings	10
1	First Niagara Financial Group, Inc.	10
1	First Place Financial	10
—	FirstMerit Corp. #	10
1	FNB Corp.	10
—	Fulton Finance Corp.	5
2	Genesis Lease Ltd. #	47
2	Gladstone Capital Corp. #	31
10	GMH Communities Trust #	52
2	Gramercy Capital Corp. #	46
10	HRPT Properties Trust #	80
2	Huntington Bancshares, Inc. #	24
2	Independent Bank Corp. (Michigan) #	25
3	ING Groep N.V. ADR	101
1	Irwin Financial Corp.	15
2	JER Investors Trust, Inc. #	25
1	JP Morgan Chase & Co.	47

The Hartford Global Enhanced Dividend Fund

Schedule of Investments — (continued)
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value (W)
LONG POSITIONS — (continued)
	Finance — (continued)
1	Keycorp	$14
1	Lexington Realty Trust #	20
7	MCG Capital Corp. #	86
1	Mercury General Corp. #	49
1	National City Corp.	19
10	New York Community Bancorp, Inc. #	180
2	Newcastle Investment Corp. #	31
3	Northstar Realty Finance Corp. #	27
—	Old National Bankcorp	5
2	Old Republic International Corp. #	25
1	Onebeacon Insurance Group Ltd. #	25
—	Park National Corp.	10
3	Patriot Capital Funding, Inc. #	32
2	PFF Bancorp, Inc.	22
2	Popular, Inc. #	24
3	Prospect Capital Corp. #	38
1	Provident Bankshares Corp.	21
1	QC Holdings, Inc. #	12
3	RAIT Financial Trust #	30
1	Regions Financial Corp.	33
3	Resource Capital Corp. #	26
5	Royal Bancshares of Pennsylvania, Inc. Class A	73
—	S&T Bancorp, Inc.	10
2	Seacoast Banking Corp.	23
1	Synovus Financial Corp.	10
—	TCF Financial Corp.	5
9	TICC Capital Corp. #	92
1	Unitrin, Inc. #	35
2	Wachovia Corp. #	83
2	Zenith National Insurance Corp. #	72

		3,756

	Health Care — 7.4%
7	Biovail Corp. #	98
4	GlaxoSmithKline plc ADR #	194
3	LCA-Vision, Inc. #	50
2	Novartis AG ADR	96
6	Pfizer, Inc. #	142
3	Sanofi-Aventis S.A. ADR	135

		715

	Services — 6.3%
4	Computer Programs and Systems, Inc. #	76
13	Entercom Communications Corp. #	154
1	Idearc, Inc. #	19
4	Pacer International, Inc. #	60
2	Quality Systems	47
5	Regal Entertainment Group #	91
10	Sinclair Broadcast Group, Inc. Class A #	90
4	World Wrestling Entertainment, Inc. #	66

		603

	Technology — 20.7%
1	Advantest Corp. ADR #	30
3	Alaska Communication Systems Holdings, Inc. #	47
2	AT&T, Inc. #	62
2	BT Group plc ADR #	123
6	Canon, Inc. ADR #	270
2	Cia. de Telecomunicaciones de Chile S.A. ADR #	15
10	Citizens Communications Co. #	111
5	Consolidated Communications Holdings, Inc. #	81
18	Gatehouse Media, Inc. #	180
2	Hellenic Telecommunications Organization S.A. ADR #	31
13	Iowa Telecommunications Services, Inc. #	200
2	Microchip Technology, Inc. #	74
—	Mobile Telesystems OJSC ADR #	32
6	Partner Communications Co., Ltd. ADR #	122
1	Siemens AG ADR #	117
1	SK Telecom Co., Ltd. ADR #	21
4	Telecom Corp. of New Zealand Ltd. ADR #	71
1	Telefonica de Argentina S.A. (D)#	9
16	United Online, Inc. #	177
4	Vodafone Group plc ADR #	136
8	Windstream Corp. #	90

		1,999

	Transportation — 6.3%
3	Double Hull Tankers, Inc. #	35
5	Eagle Bulk Shipping, Inc. #	134
9	Frontline Ltd. ADR #	380
2	UAL Corp. #	57

		606

	Utilities — 8.6%
1	Ameren Corp. #	23
1	Consolidated Edison, Inc. #	39
1	DTE Energy Co. #	42
6	Duke Energy Corp. #	106
5	Enersis S.A. ADS — Electric Utility Chili #	77
5	Korea Electric Power Corp. ADR #	93
1	NiSource, Inc. #	26
4	Progress Energy, Inc. #	178
2	TECO Energy, Inc. #	28
6	UIL Holdings Corp. #	219

		831

	Total common stock (cost $13,523)	$12,741

PREFERRED STOCK — 1.8%
	Technology — 1.8%
6	Telecomunicacoes de Sao Paulo S.A. #	$176

	Total preferred stock (cost $171)	$176

	Total long-term investments (cost $13,694)	$12,917

The Hartford Global Enhanced Dividend Fund

Schedule of Investments — (continued)
January 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value (W)
SHORT-TERM INVESTMENTS — 1.2%
	Investment Pools and Funds — 1.2%
114	State Street Bank U.S. Government Money Market		$114

	Total short-term investments (cost $114)		$114

	Total long positions (cost $13,808) (C)	135.2%	$13,031
	Securities sold short (Proceeds $3,644)	(34.8)%	(3,355)
	Other assets and liabilities	(0.4)%	(41)

	Total net assets	100.0%	$9,635

SECURITIES SOLD SHORT — 34.8%
COMMON STOCK — 34.8%
	Basic Materials — 1.1%
2	Anglo American plc ADR		$44
—	Foster (L.B.) Co. Class A (D)		9
2	Mercer International, Inc. (D)		21
1	Titanium Metals Corp.		32

			106

	Consumer Cyclical — 2.7%
1	Cheesecake Factory, Inc. (D)		12
2	Chiquita Brands International, Inc. (D)		36
—	Core-Mark Holding Co., Inc. (D)		10
1	ESCO Technologies, Inc. (D)		20
7	Ford Motor Co. (D)		44
1	Interline Brands, Inc. (D)		12
2	Liquidity Services, Inc. (D)		25
1	Nuco2, Inc. (D)		15
1	Rush Enterprises, Inc. (D)		22
1	Starbucks Corp. (D)		20
1	Texas Roadhouse, Inc. (D)		12
1	Toll Brothers, Inc. (D)		30

			258

	Consumer Staples — 2.1%
2	Dean Foods Co.		52
2	M & F Worldwide Corp. (D)		77
—	Seaboard Corp. (D)		26
2	Smithfield Foods, Inc. (D)		50

			205

	Energy — 5.3%
1	Arena Resources, Inc. (D)		22
—	ATP Oil & Gas Corp. (D)		16
1	Bill Barrett Corp. (D)		22
—	Carrizo Oil & Gas, Inc. (D)		21
1	Comstock Resources, Inc. (D)		20
1	Denbury Resources, Inc. (D)		23
1	Encore Acquisition Co. (D)		21
2	Nabors Industries Ltd. (D)		51
1	Newfield Exploration Co. (D)		32
1	Parallel Petroleum Corp. (D)		17
2	Petrohawk Energy Corp. (D)		29
3	Pioneer Drilling Co. (D)		34
1	Quicksilver Resources, Inc. (D)		38
1	Southwestern Energy Co. (D)		43
—	Ultra Petroleum Corp. (D)		23
1	Unit Corp. (D)		39
2	Williams Cos., Inc.		55

			506

	Finance — 5.1%
2	Ameriprise Financial, Inc.		91
7	Anworth Mortgage Asset Corp.		62
1	Beneficial Mutual Bancorp, Inc. (D)		10
1	Dollar Financial Corp. (D)		21
1	Guaranty Financial Group, Inc. (D)		9
4	Newstar Financial, Inc. (D)		37
15	Nexcen Brands Inc. (D)		63
1	Northern Trust Corp. (D)		46
1	PMA Capital Corp. Class A (D)		9
—	Pinnacle Financial Partners, Inc. (D)		9
1	Signature Bank (D)		18
1	State Street Corp.		53
—	SVB Financial Group (D)		19
2	TFS Financial Corp. (D)		19
1	Texas Capital Bankshares, Inc. (D)		10
—	Wesco Financial Corp. (D)		12

			488

	Health Care — 3.4%
3	Akorn, Inc. (D)		24
3	Alexza Pharmaceuticals, Inc. (D)		21
1	Auxilium Pharmaceuticals, Inc. (D)		41
1	Biodel, Inc. (D)		19
2	BioMimetic Therapeutics, Inc. (D)		33
—	Caraco Pharmaceutical Laboratories Ltd. (D)		1
10	Discovery Laboratories, Inc. (D)		18
5	DURECT Corp. (D)		23
6	Javelin Pharmaceuticals, Inc. (D)		22
1	KV Pharmaceutical Co. (D)		24
1	Map Pharmaceuticals Inc. (D)		13
1	Obagi Medical Products, Inc. (D)		14
12	Santarus, Inc. (D)		26
1	Sucampo Pharmaceuticals (D)		12
7	SuperGen, Inc. (D)		23
—	Xenoport, Inc. (D)		24

			338

	Services — 3.5%
6	ABX Holdings, Inc. (D)		20
1	CKX, Inc. (D)		8
2	Discovery Holding Co. (D)		44
6	Emmis Communications Corp. Class A (D)		18
1	Getty Images, Inc. (D)		25
2	Greenfield Online, Inc. (D)		23
1	Hub Group, Inc. (D)		29
2	Lakes Entertainment, Inc. (D)		13
3	Lions Gate Entertainment Corp. (D)		28
1	Live Nation, Inc. (D)		8
5	LivePerson, Inc. (D)		18
1	LodgeNet Interactive Corp. (D)		9
1	Playboy Enterprises Class B (D)		12
3	Sunopta, Inc. (D)		18
2	Valassis Communications, Inc. (D)		14

The Hartford Global Enhanced Dividend Fund

Schedule of Investments — (continued)
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value (W)
SECURITIES SOLD SHORT — (continued)
	Services — (continued)
—	Viacom, Inc. Class B (D)	$9
4	XM Satellite Radio Holdings, Inc. Class A (D)	45

		341

	Technology — 8.4%
1	Akamai Technologies, Inc. (D)	25
1	Audiovox Corp. Class A (D)	10
4	Borland Software Corp. (D)	10
1	Cbeyond Inc. (D)	50
8	Cincinnati Bell, Inc. (D)	33
2	Crown Castle International Corp. (D)	72
4	Earthlink, Inc. (D)	26
—	Equinix, Inc. (D)	24
2	FalconStor Software, Inc. (D)	14
20	FiberTower Corp. (D)	35
7	Gemstar-TV Guide International, Inc. (D)	32
10	General Communication, Inc. Class A (D)	68
1	Golden Telecom, Inc. (D)	97
13	ICO Global Communications (Holdings), Ltd. (D)	36
2	Infospace, Inc.	15
2	Internet Capital (D)	21
1	Leap Wireless International, Inc. (D)	42
6	Openwave Systems, Inc.	12
4	RealNetworks, Inc. (D)	25
1	Red Hat, Inc. (D)	24
1	SAVVIS, Inc. (D)	14
8	TiVo, Inc. (D)	67
2	Trizetto Group, Inc. (D)	34
1	Vital Images, Inc. (D)	22

		808

	Transportation — 1.5%
1	American Commercial Lines, Inc. (D)	24
6	Fleetwood Enterprises, Inc. (D)	27
2	TBS International Ltd.-A (D)	53
1	Teekay Shipping Corp.	38

		142

	Utilities — 1.7%
1	AES Corp. (D)	9
12	Aquila, Inc. (D)	42
1	El Paso Electric Co. (D)	25
1	Enel S.p.A. ADR	44
1	Veolia Environment ADR	43

		163

	Total securities sold short (proceeds $3,644)	$3,355

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long position investments in foreign securities represents 52.41% of total net assets at January 31, 2008.

(C)	At January 31, 2008, the cost of securities for federal income tax purposes was $13,808 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$316
Unrealized Depreciation	(1,093)

Net Unrealized Depreciation	$(777)

#	All or a portion of this security is held as collateral for Securities Sold Short.

(D)	Currently non-income producing.

(W)	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to The Hartford Mutual Funds’ most recent semi-annual or annual report.

The Hartford Global Enhanced Dividend Fund

Schedule of Investments — (continued)
January 31, 2008 (Unaudited)
(000’s Omitted)

Diversification by Country — Long Positions
 as of January 31, 2008

Percentage of
Country	Net Assets
Argentina	0.1%

Brazil	2.1

Canada	8.4

Chile	3.9

China	0.1

France	3.8

Germany	1.2

Greece	0.3

Ireland	0.5

Israel	1.3

Japan	4.9

Netherlands	4.2

New Zealand	0.7

Panama	1.2

Russia	0.3

South Africa	0.6

South Korea	1.2

Spain	4.0

Switzerland	1.0

United Kingdom	12.6

United States	81.6

Short Positions	(34.8)

Short-Term Investments	1.2

Other Assets and Liabilities	(0.4)

Total	100.0%

Diversification by Country — Securities Sold Short
 as of January 31, 2008

Percentage of
Country	Net Assets
Bahamas	0.4%

Canada	0.3

France	0.5

Italy	0.5

United Kingdom	0.5

United States	32.6

Total	34.8%

FAS 157 Disclosure of Investment Valuation Hierarchy Levels

This Standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for the identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2008:

		Level 1		Level 3
		quoted prices in	Level 2	significant
		active markets for	significant other	unobservable
Description	Total	identical assets	observable units	inputs

Assets:
Securities	$13,031	$13,031	$—	$—

Total	$13,031	$13,031	$—	$—

Liabilities:
Securities sold short	$3,355	$3,355	$—	$—

Total	$3,355	$3,355	$—	$—

The Hartford Global Financial Services Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 90.6%
	Australia — 1.9%
26	Westpac Banking Corp. †	$600

	Canada — 13.9%
18	Bank of Montreal	1,000
31	Bank of Nova Scotia	1,474
9	Canadian Imperial Bank of Commerce	620
22	Canadian Western Bank	649
44	First National Financial, Inc.	600
3	Gluskin Sheff Associates, Inc.	63

		4,406

	France — 2.7%
25	AXA S.A. †	849

	Germany — 2.5%
4	Muenchener Rueckversicherungs-Gesellschaft AG †	808

	Italy — 7.2%
130	Intesa Sanpaolo †	927
180	Unicredit S.p.A. †	1,336

		2,263

	Liechtenstein — 2.4%
3	Verwalt & Privat-Bank AG †	747

	Netherlands — 7.6%
54	Aegon N.V. †	812
36	ING Groep N.V. †	1,161
23	SNS Reaal †	438

		2,411

	Norway — 1.2%
31	Sparebanken Midt-Norge †	380

	South Africa — 1.1%
93	African Bank Investments, Ltd. †	352

	Switzerland — 9.9%
19	Julius Baer Holding Ltd. †	1,308
13	Paris RE Holdings Ltd. † •	278
1	Swiss Life Holding †	357
29	UBS AG †	1,187

		3,130

	United Kingdom — 8.2%
196	Aberdeen Asset Management plc †	561
76	Lloyds TSB Group plc †	665
312	Old Mutual plc †	777
17	Standard Chartered plc †	586

		2,589

	United States — 32.0%
12	ACE Ltd.	718
2	Alleghany Corp. •	807
33	Bank of America Corp.	1,446
19	Capital One Financial Corp.	1,064
31	Commerce Bancorp, Inc.	1,162
82	Discover Financial Services, Inc.	1,433
50	Invesco Ltd. ▼	1,364
36	Och-Ziff Capital Management Group	799
62	Popular, Inc. ▼	$837
21	Unum Group	468

		10,098

	Total common stock (Cost $29,891)	$28,633

PREFERRED STOCK — 2.4%
	Brazil — 2.4%
33	Banco Itau Holding	$746

	Total preferred stock (Cost $738)	$746

	Total long-term investments (Cost $30,629)	$29,379

Principal
Amount
SHORT-TERM INVESTMENTS — 12.0%
	Repurchase Agreements — 5.1%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $550, collateralized by FNMA 5.00%, 2035, value of $560)
$550	3.00% dated 01/31/2008	$550

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $763, collateralized by FHLMC 4.50% - 7.00%, 2017 - 2038, GNMA 4.50% - 7.00%, 2035 - 2037, value of $779)

763	3.00% dated 01/31/2008	763
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $282, collateralized by FNMA 5.50% - 6.00%, 2034 - 2037, value of $288)
282	2.99% dated 01/31/2008	282
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $3, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $3)
3	1.70% dated 01/31/2008	3

		1,598

Shares
	Securities Purchased with Proceeds from Security Lending — 6.9%
	Cash Collateral Reinvestment Fund:
164	Goldman Sachs FS Prime Obligation/Institutional Fund		164
2,033	Mellon GSL DBT II Collateral Fund ⌂		2,033

			2,197

	Total short-term investments (Cost $3,795)		$3,795

	Total investments (Cost $34,424) ▲	105.0%	$33,174
	Other assets and liabilities	(5.0)%	(1,587)

	Total net assets	100.0%	$31,587

The Hartford Global Financial Services Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 61.04% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $34,562 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$819
Unrealized Depreciation	(2,207)

Net Unrealized Depreciation	$(1,388)

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at January 31, 2008, was $14,129, which represents 44.73% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at January 31, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. Notwithstanding the securities purchased with proceeds from security lending have been deemded illiquid for purposed of this report, the cash collateral reinvestment fund has redeemed shares daily in respect of recalled loaned securities.

Period	Shares/		Cost
Acquired	Par	Security	Basis
12/2007 - 01/2008	2,033	Mellon GSL DBT II Collateral Fund	$2,033

The aggregate value of these securities at January 31, 2008 was $2,033 which represents 6.44% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Industry
as of January 31, 2008

Percentage of
Industry	Net Assets
Commercial Banking	17.0
Consumer Lending	1.1
Depository Credit Banking	20.5
Insurance Carriers	17.5
International Trade Financing (Foreign Banks)	15.1
Nondepository Credit Banking	7.9
Other Financial Investment Activities	7.5
Real Estate Credit (Mortgage Banking)	1.9
Securities, Commodities and Brokerage	4.5
Short-Term Investments	12.0
Other Assets and Liabilities	(5.0)

Total	100.0%

The Hartford Global Growth Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 97.7%
	Basic Materials — 7.4%
289	BHP Billiton plc †	$8,749
212	Cameco Corp.	7,163
238	Companhia Vale do Rio Doce ADR	7,144
59	Potash Corp. of Saskatchewan, Inc.	8,354
99	Praxair, Inc. ▼	8,018
162	Xstrata plc †	12,447

		51,875

	Capital Goods — 5.8%
57	Alstom RGPT †	11,429
90	Boeing Co.	7,520
185	Gamesa Corporacion Tecnologica S.A. †	7,021
144	International Game Technology	6,149
90	Vestas Wind Systems A/S † •	8,732

		40,851

	Consumer Cyclical — 6.9%
316	Arcandor AG † • ▼	5,879
2,182	China Communications Construction Co., Ltd. †	5,228
89	Daimler AG †	6,928
67	LG Electronics, Inc. † •	6,551
28	Nintendo Co., Ltd. †	13,957
1,201	Tesco plc †	10,040

		48,583

	Consumer Staples — 4.7%
2	Japan Tobacco, Inc. †	8,353
28	Nestle S.A. †	12,732
234	Reckitt Benckiser Group plc †	12,280

		33,365

	Energy — 6.1%
69	Diamond Offshore Drilling, Inc.	7,815
111	Schlumberger Ltd.	8,384
429	Seadrill Ltd. † •	8,992
75	Suncor Energy, Inc.	7,070
153	Ultra Petroleum Corp. •	10,506

		42,767

	Finance — 11.4%
420	Bolsa De Mercadorias e Futuros	3,796
1,452	China Merchants Bank Co., Ltd. †	5,117
55	Deutsche Boerse AG †	9,660
37	Goldman Sachs Group, Inc. ▼	7,469
266	Invesco Ltd. ▼	7,253
127	Julius Baer Holding Ltd. †	8,903
1,209	Man Group plc †	13,312
294	MF Global Ltd. • ▼	8,841
124	National Bank of Greece †	7,601
419	Sun Hung Kai Properties Ltd. †	8,314

		80,266

	Health Care — 6.8%
412	Elan Corp. plc ADR •	10,474
193	Gilead Sciences, Inc. •	8,805
96	Monsanto Co.	10,839
407	Schering-Plough Corp.	7,957
251	St. Jude Medical, Inc. •	10,164

		48,239

	Services — 2.5%
153	Focus Media Holding Ltd. ADR • ▼	7,361
119	Las Vegas Sands Corp. • ▼	$10,415

		17,776

	Technology — 37.4%
412	ABB Ltd. †	10,294
141	America Movil S.A.B de CV ADR	8,435
327	American Tower Corp. Class A • ▼	12,254
73	Apple, Inc. •	9,868
239	ASML Holding N.V. †	6,294
265	Broadcom Corp. Class A •	5,840
477	Cisco Systems, Inc. •	11,684
545	Corning, Inc.	13,109
143	Danaher Corp. ▼	10,676
356	Electronic Arts, Inc. • ▼	16,859
41	Google, Inc. •	23,306
165	Hewlett-Packard Co.	7,219
149	Hologic, Inc. • ▼	9,615
1,447	Hon Hai Precision Industry Co., Ltd. †	7,769
233	Logitech International S.A. † •	7,087
513	Metropcs Communications, Inc. • ▼	9,268
420	Microsoft Corp. ▼	13,676
121	Millicom International Cellular S.A. •	12,808
359	Nokia Corp. ▼	13,272
582	Oracle Corp. •	11,964
261	Qualcomm, Inc.	11,089
102	Research In Motion Ltd. •	9,529
96	Siemens AG †	12,336
308	Telefonica S.A. †	9,006

		263,257

	Transportation — 2.4%
136	General Dynamics Corp.	11,512
172	Ryanair Holdings plc ADR • ▼	5,741

		17,253

	Utilities — 6.3%
1,643	Iberdrola Renovables •	13,241
102	Sunpower Corp. • ▼	7,013
183	Suntech Power Holdings Co., Ltd. ADR •	10,021
176	Veolia Environment S.A. †	14,461

		44,736

	Total common stock (Cost $584,616)	$688,968

Principal
Amount
SHORT-TERM INVESTMENTS — 12.8%
	Repurchase Agreements — 1.3%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $3,058, collateralized by FNMA 5.00%, 2035, value of $3,119)
$3,058	3.00% dated 01/31/2008	$3,058

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $4,248, collateralized by FHLMC 4.50% - 7.00%, 2017 - 2038, GNMA 4.50% - 7.00%, 2035 - 2037, value of $4,333)

4,248	3.00% dated 01/31/2008	4,248

The Hartford Global Growth Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $1,571, collateralized by FNMA 5.50% - 6.00%, 2034 - 2037, value of $1,602)
$1,571	2.99% dated 01/31/2008	$1,571
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $17, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $17)
17	1.70% dated 01/31/2008	17

		8,894

Shares
	Securities Purchased with Proceeds from Security Lending — 11.5%
	Cash Collateral Reinvestment Fund:
5,717	Goldman Sachs FS Prime Obligation/Institutional Fund		5,717
75,351	Mellon GSL DBT II Collateral Fund ⌂		75,351

			81,068

	Total short-term investments (Cost $89,962)		$89,962

	Total investments (Cost $674,578) ▲	110.5%	$778,930
	Other assets and liabilities	(10.5)%	(74,192)

	Total net assets	100.0%	$704,738

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 54.47% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $675,146 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$125,988
Unrealized Depreciation	(22,204)

Net Unrealized Appreciation	$103,784

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at January 31, 2008, was $259,472, which represents 36.82% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at January 31, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. Notwithstanding the securities purchased with proceeds from security lending have been deemded illiquid for purposed of this report, the cash collateral reinvestment fund has redeemed shares daily in respect of recalled loaned securities.

Period	Shares/		Cost
Acquired	Par	Security	Basis

12/2007 - 01/2008	75,351	Mellon GSL DBT II Collateral Fund	75,351

The aggregate value of these securities at January 31, 2008 was $75,351 which represents 10.69% of total net assets.
Forward Foreign Currency Contracts Outstanding at January 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Canadian Dollar (Sell)	$1,031	$1,041	02/04/08	$10
Canadian Dollar (Sell)	901	902	02/05/08	1
Hong Kong Dollar (Sell)	1,178	1,178	02/04/08	—

				$11

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Country
as of January 31, 2008

Percentage of
Country	Net Assets

Brazil	1.5
Canada	4.6
China	3.9
Denmark	1.2
Finland	1.9
France	3.7
Germany	4.9
Greece	1.1
Hong Kong	1.2
Ireland	2.3
Japan	3.2
Luxembourg	1.8
Mexico	1.2
Netherlands	0.9
Norway	1.3
South Korea	0.9
Spain	4.1
Switzerland	5.5
Taiwan	1.1
United Kingdom	8.1
United States	43.3
Short-Term Investments	12.8
Other Assets and Liabilities	(10.5)

Total	100.0%

The Hartford Global Health Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 98.4%
	Drugs & Druggists Sundries Wholesalers — 3.4%
201	Amerisource Bergen Corp.	$9,372
337	McKesson Corp.	21,179

		30,551

	Electromedical Manufacturing — 7.6%
276	Beckman Coulter, Inc.	18,367
1,055	Medtronic, Inc.	49,122

		67,489

	General Medical and Surgical Hospitals — 1.9%
1,295	Health Management Associates, Inc. Class A	6,981
205	Universal Health Services, Inc. Class B	9,666

		16,647

	Health and Personal Care Stores — 0.9%
181	Longs Drug Stores Corp.	8,342

	Individual and Family Services — 0.2%
195	Amil Participacoes S.A. •	1,556

	Insurance Carriers — 8.2%
332	Aetna, Inc.	17,682
363	Health Net, Inc. •	16,871
447	UnitedHealth Group, Inc.	22,713
208	Wellpoint, Inc. •	16,266

		73,532

	Medical and Diagnostic Laboratories — 0.7%
318	DiaSorin S.p.A. † • ▼	5,799

	Medical Equipment & Supplies Manufacturing — 7.1%
167	Becton, Dickinson & Co.	14,477
326	Fresenius Medical Care AG ADR	16,797
456	St. Jude Medical, Inc. •	18,452
55	Synthes, Inc. †	7,046
611	Volcano Corp. •	6,687

		63,459

	Other Textile Product Mills — 0.1%
159	Cremer S.A. •	1,149

	Pharmaceutical & Medicine Manufacturing — 56.8%
1,124	Abbott Laboratories	63,298
221	Amgen, Inc. •	10,310
412	Amylin Pharmaceuticals, Inc. • ▼	12,219
578	Astellas Pharma, Inc. †	25,055
494	AstraZeneca plc ADR	20,691
208	Barr Pharmaceuticals, Inc. •	10,845
466	Bristol-Myers Squibb Co.	10,795
280	Cephalon, Inc. • ▼	18,373
155	Cougar Biotechnology PIPE † ⌂	4,624
16	Cougar Biotechnology, Inc. • ▼	464
989	Cytokinetics, Inc. • ▼	3,293
894	Daiichi Sankyo Co., Ltd. † ▼	26,842
603	Eisai Co., Ltd. †	24,936
951	Elan Corp. plc ADR •	24,173
300	Eli Lilly & Co.	15,435
429	Forest Laboratories, Inc. •	17,049
586	Gilead Sciences, Inc. •	26,765
150	H. Lundbeck A/S † ▼	3,651
317	Hospira, Inc. • ▼	13,015
108	Ipsen †	6,017
228	Laboratorios Almiral S.A. † •	$4,436
136	OSI Pharmaceuticals, Inc. • ▼	5,420
139	Profarma Distribuidora	2,366
912	Progenics Pharmaceuticals, Inc. • ▼	14,904
605	Sanofi-Aventis S.A. ADR	24,747
2,031	Schering-Plough Corp.	39,741
1,333	Shionogi & Co., Ltd. †	25,036
302	Teva Pharmaceutical Industries Ltd. ADR	13,886
505	UCB S.A. † ▼	24,574
279	Vertex Pharmaceuticals, Inc. • ▼	5,670
193	Wyeth	7,673

		506,303

	Professional Services — Computer System Design and Related — 1.1%
383	Eclipsys Corp. • ▼	9,871

	Scientific Research & Development Services — 10.4%
830	Applera Corp. — Celera Group •	12,711
509	Exelixis, Inc. • ▼	3,723
350	Genentech, Inc. •	24,545
1,186	Human Genome Sciences, Inc. • ▼	6,620
378	Incyte Corp. • ▼	4,532
399	Medicines Co. • ▼	6,827
1,119	Millennium Pharmaceuticals, Inc. •	16,977
281	Regeneron Pharmaceuticals, Inc. • ▼	5,705
235	Seattle Genetics, Inc. •	2,151
667	Vermillion, Inc. • ▼	407
831	Zymogenetics, Inc. • ▼	8,386

		92,584

	Total common stock (Cost $844,769)	$877,282

Principal
Amount
SHORT-TERM INVESTMENTS — 10.5%
	Repurchase Agreements — 1.1%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $3,236, collateralized by FNMA 5.00%, 2035, value of $3,301)
$3,236	3.00% dated 01/31/2008	$3,236

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $4,495, collateralized by FHLMC 4.50% - 7.00%, 2017 - 2038, GNMA 4.50% - 7.00%, 2035 - 2037, value of $4,585)

4,495	3.00% dated 01/31/2008	4,495
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $1,662, collateralized by FNMA 5.50% - 6.00%, 2034 - 2037, value of $1,695)
1,662	2.99% dated 01/31/2008	1,662

The Hartford Global Health Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $18, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $18)
$18	1.70% dated 01/31/2008	$18

		9,411

Shares
Securities Purchased with Proceeds from Security Lending — 9.4%
Cash Collateral Reinvestment Fund:
83,979	Navigator Prime Portfolio	83,979

Principal
Amount
	Federal Home Loan Bank Collateral Securities:
	Federal Home Loan Bank
—	2.72%, 04/04/2008		—
46	2.73%, 05/02/2008		46
21	4.00%, 02/06/2009		22
8	4.60%, 11/28/2008		8

			76

	Federal Home Loan Mortgage Corporation Collateral Securities:
	Federal Home Loan Mortgage Corporation
—	2.81%, 02/08/2008		1
2	2.85%, 02/04/2008		2
—	4.13%, 11/30/2009		—

			3

	Federal National Mortgage Association Collateral Securities:
	Federal National Mortgage Association
—	2.68%, 03/03/2008		—
—	2.70%, 03/28/2008		—

	U.S. Treasury Collateral Securities:
	U.S. Treasury Note
—	2.38%, 01/15/2017 ◀		—

			84,058

	Total short-term investments (Cost $93,469)		$93,469

	Total investments (Cost $938,238) ▲	108.9%	$970,751
	Other assets and liabilities	(8.9)%	(79,104)

	Total net assets	100.0%	$891,647

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 29.02% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $939,682 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$80,242
Unrealized Depreciation	(49,173)

Net Unrealized Appreciation	$31,069

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at January 31, 2008, was $158,016, which represents 17.72% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at January 31, 2008.

◀	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
12/2007	155	Cougar Biotechnology PIPE	$4,483

The aggregate value of these securities at January 31, 2008 was $4,624 which represents 0.52% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Country
as of January 31, 2008

Percentage of
Country	Net Assets
Belgium	2.8
Brazil	0.6
Denmark	0.4
France	3.4
Germany	1.9
Ireland	2.7
Israel	1.6
Italy	0.6
Japan	11.4
Spain	0.5
Switzerland	0.8
United Kingdom	2.3
United States	69.4
Short-Term Investments	10.5
Other Assets and Liabilities	(8.9)

Total	100.0%

The Hartford Global Technology Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK 97.8%
	Activities Related to Credit Banking - 3.6%
97	Western Union Co.	$2,175

	Business Support Services - 1.4%
25	Iron Mountain, Inc. ● ▼	861

	Colleges, Universities and Prof Schools - 0.3%
2	ITT Educational Services, Inc. ●	164

	Communications Equipment Manufacturing - 11.7%
43	ADC Telecommunications, Inc. ●	632
52	Nokia Corp.	1,936
105	Qualcomm, Inc.	4,454

		7,022

	Computer and Peripheral - 15.5%
83	EMC Corp. ●	1,317
71	Hewlett-Packard Co.	3,089
367	Hon Hai Precision Industry Co., Ltd. †	1,970
10	International Business Machines Corp.	1,030
83	Network Appliance, Inc. ●	1,930

		9,336

	Electrical and Electronic Merchandise Wholesalers - 1.8%
11	LG Electronics, Inc. † ●	1,112

	Employment Services - 1.3%
14	Manpower, Inc.	788

	Industrial Machinery Manufacturing - 1.1%
21	Varian Semiconductor Equipment Associates, Inc. ●	667

	Industrial Machinery, Equipment Rental & Leasing - 2.1%
76	Comverse Technology, Inc. ●	1,247

	Internet Providers & Web Search Port - 10.3%
8	Equinix, Inc. ● ▼	627
9	Google, Inc. ●	5,177
83	Telecity Group plc ●	399

		6,203

	Management, Scientific, Technical Consulting Service - 2.5%
28	Accenture Ltd. Class A	966
19	Monster Worldwide, Inc. ●	521

		1,487

	On Line Information Services - 1.0%
22	Juniper Networks, Inc. ●	589

	Other Telecommunications - 3.7%
92	Corning, Inc.	2,205

	Professional & Commercial Equipment - 2.1%
70	Ingram Micro, Inc. ●	1,243

	Professional Services — Computer System Design and Related - 4.1%
29	Automatic Data Processing, Inc.	1,164
	Professional Services — Computer System Design and Related (continued)
18	DST Systems, Inc. ● ▼	. $1,273

		2,437

	Securities, Commodities and Brokerage - 0.0%
10	Alibaba.com Ltd. ●	23

	Semiconductor, Electronic Component Manufacturing - 14.2%
61	Applied Materials, Inc.	1,089
47	ASML Holding N.V. †	1,248
53	Fairchild Semiconductor International, Inc. ●	647
52	Intel Corp.	1,102
46	JDS Uniphase Corp. ● ▼	478
46	Lam Research Corp. ●	1,747
23	Marvell Technology Group Ltd. ●	274
47	Maxim Integrated Products, Inc.	924
159	ON Semiconductor Corp. ● ▼	1,027

		8,536

	Software Publishers - 21.1%
19	BMC Software, Inc. ●	599
9	Citrix Systems, Inc. ●	294
60	Electronic Arts, Inc. ●	2,833
13	McAfee, Inc. ●	448
190	Microsoft Corp.	6,191
46	Red Hat, Inc. ● ▼	852
19	Temenos Group AG † ●	448
30	VeriSign, Inc. ●	1,017

		12,682

	Total common stock (Cost $59,656)	$58,777

EXCHANGE TRADED FUNDS - 1.4% Other Investment Pools and Funds -1.4%
16	Ishares Goldman Sachs Tech I Index Fund	$843

	Total exchange traded funds (Cost $832)	$843

	Total long-term investments (Cost $60,488)	$59,620

Principal
Amount
SHORT-TERM INVESTMENTS — 9.1%
	Repurchase Agreements — 0.8%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $159, collateralized by FNMA 5.00%, 2035, value of $162)
$159	3.00% dated 01/31/2008	$159

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $221, collateralized by FHLMC 4.50% - 7.00%, 2017 - 2038, GNMA 4.50% - 7.00%, 2035 - 2037, value of $225)

221	3.00% dated 01/31/2008	221
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $81, collateralized by FNMA 5.50% - 6.00%, 2034 - 2037, value of $83)
81	2.99% dated 01/31/2008	81

The Hartford Global Technology Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $1, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $1)
$1	1.70% dated 01/31/2008	$1

		462

Shares
	Securities Purchased with Proceeds from Security Lending - 8.3%
	Cash Collateral Reinvestment Fund:
5,011	Goldman Sachs FS Prime Obligation/Institutional Fund		5,011

	Total short-term investments (Cost $5,473)		$5,473

	Total investments (Cost $65,961)	108.3%	$65,093
	Other assets and liabilities	(8.3)%	(4,993)

	Total net assets	100.0%	$60,100

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.87% of total net assets at January 31, 2008.

▼	At January 31, 2008, the cost of securities for federal income tax purposes was $66,322 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,584
Unrealized Depreciation	(4,813)

Net Unrealized Depreciation	$(1,229)

— †	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at January 31, 2008, was $4,778, which represents 7.95% of total net assets.

●	Currently non-income producing.

▼	Security is partially on loan at January 31, 2008.
Forward Foreign Currency Contracts Outstanding at January 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Swiss Franc (Buy)	$155	$155	02/05/08	$—

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Country
as of January 31, 2008

Percentage of
Country	Net Assets
Finland	3.2%
Netherlands	2.1
South Korea	1.9
Switzerland	0.7
Taiwan	3.3
United Kingdom	0.7
United States	87.3
Short-Term Investments	9.1
Other Assets and Liabilities	(8.3)

Total	100.0%

The Hartford Growth Allocation Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Shares			Value +
AFFILIATED INVESTMENT COMPANIES - 99.9%
EQUITY FUNDS - 78.9%
4,698	The Hartford Capital Appreciation Fund, Class Y		$188,209
2,003	The Hartford Disciplined Equity Fund, Class Y		28,099
2,854	The Hartford Equity Income Fund, Class Y		38,640
2,587	The Hartford Global Leaders Fund, Class Y		51,224
63	The Hartford Growth Fund, Class Y		1,106
1,085	The Hartford Growth Opportunities Fund, Class Y		32,458
2,471	The Hartford International Opportunities Fund, Class Y		41,613
3,146	The Hartford International Small Company Fund Class Y		41,208
1,861	The Hartford Select Midcap Value Fund, Class Y		17,533
3,986	The Hartford Select Small Cap Value Fund, Class Y		37,906
1,498	The Hartford Small Company Fund Class Y		29,791
2	The Hartford Stock Fund, Class Y		48
10,962	The Hartford Value Fund, Class Y		133,075

	Total equity funds (Cost $650,118)		$640,910

FIXED INCOME FUNDS - 21.0%
687	The Hartford Income Fund, Class Y		$6,885
3,083	The Hartford Inflation Plus Fund, Class Y		35,115
4,381	The Hartford Short Duration Fund, Class Y		42,588
8,040	The Hartford Total Return Bond Fund, Class Y		86,107

	Total fixed income funds (Cost $168,928)		$170,695

	Total investments in affiliated investment companies (Cost $819,046)		$811,605

	Total investments (Cost $819,046) ▼	99.9%	$811,605
	Other assets and liabilities	0.1%	1,174

	Total net assets	100.0%	$812,779

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▼	At January 31, 2008, the cost of securities for federal income tax purposes was $819,226 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,007
Unrealized Depreciation	(19,628)

Net Unrealized Depreciation	$(7,621)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Growth Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 100.5% Basic Materials -9.7%
209	Agrium, Inc.	$13,483
246	Cameco Corp.	8,343
254	Companhia Vale do Rio Doce ADR	7,608
176	Consol Energy, Inc.	12,880
90	Freeport-McMoRan Copper & Gold, Inc.	8,040
90	Potash Corp. of Saskatchewan, Inc.	12,699
32	Precision Castparts Corp.	3,687
203	Steel Dynamics, Inc.	10,607
126	United States Steel Corp.	12,897
276	Vedanta Resources plc †	10,037

		100,281

	Capital Goods - 6.9%
545	ABB Ltd. ADR	13,629
12	Boeing Co.	1,018
132	Deere & Co.	11,576
222	Gamesa Corporacion Tecnologica S.A. †	8,458
143	Honeywell International, Inc.	8,442
299	International Game Technology	12,763
133	Northrop Grumman Corp.	10,518
54	Vestas Wind Systems A/S † ●	5,255

		71,659

	Consumer Cyclical - 5.5%
196	Foster Wheeler Ltd. ●	13,445
242	Kohl’s Corp. ●	11,043
266	NIKE, Inc. Class B	16,408
11	Nintendo Co., Ltd. †	5,482
339	Supervalu, Inc.	10,178

		56,556

	Consumer Staples - 1.6%
24	Nestle S.A. †	10,910
92	Procter & Gamble Co.	6,074

		16,984

	Energy - 4.8%
194	EOG Resources, Inc.	16,981
185	Halliburton Co.	6,147
142	Transocean, Inc.	17,463
138	Ultra Petroleum Corp. ● ▼	9,480

		50,071

	Finance - 9.5%
274	AON Corp.	11,944
240	Banco Itau Holding Financeira S.A.	5,577
25	CME Group Inc.	15,683
79	Goldman Sachs Group, Inc.	15,855
403	Invesco Ltd.	10,962
466	MF Global Ltd. ●	14,007
124	Wellpoint, Inc. ●	9,735
675	Western Union Co.	15,114

		98,877

	Health Care - 11.1%
413	Abbott Laboratories	23,247
242	Covidien Ltd.	10,796
483	Elan Corp. plc ADR ●	12,266
149	Gilead Sciences, Inc. ●	6,788
188	McKesson Corp.	11,833
391	Merck & Co., Inc.	18,081
94	Monsanto Co.	10,553
	Health Care (continued)
405	Schering-Plough Corp.	$7,930
287	Teva Pharmaceutical Industries Ltd. ADR	13,200

		114,694

	Services - 9.7%
300	Accenture Ltd. Class A	10,388
140	Apollo Group, Inc. Class A ●	11,140
173	Autodesk, Inc. ●	7,100
289	Automatic Data Processing, Inc.	11,706
599	Cadence Design Systems, Inc. ●	6,084
225	Cognizant Technology Solutions Corp. ●	6,277
160	Fluor Corp.	19,460
305	Focus Media Holding Ltd. ADR ● ▼	14,635
353	Viacom, Inc. Class B ●	13,664

		100,454

	Technology - 37.5%
682	Altera Corp.	11,515
133	America Movil S.A.B de CV ADR	7,954
111	Apple, Inc. ●	15,079
252	AT&T, Inc.	9,707
207	BMC Software, Inc. ●	6,648
370	Cisco Systems, Inc. ●	9,059
133	Danaher Corp.	9,865
442	Electronic Arts, Inc. ●	20,934
58	Google, Inc. ●	32,645
411	Hewlett-Packard Co.	17,972
223	Hologic, Inc. ●	14,373
713	Intel Corp.	15,111
407	Linear Technology Corp.	11,267
161	Lockheed Martin Corp.	17,348
330	McAfee, Inc. ●	11,124
103	MEMC Electronic Materials, Inc. ●	7,330
425	Metropcs Communications, Inc. ● ▼	7,673
1,452	Microsoft Corp.	47,335
420	Network Appliance, Inc. ● ▼	9,747
314	Nokia Corp. ▼	11,619
1,141	Oracle Corp. ●	23,449
475	Qualcomm, Inc.	20,132
244	Raytheon Co.	15,912
88	Research In Motion Ltd. ●	8,300
111	Siemens AG ▼	14,383
345	VeriSign, Inc. ● ▼	11,706

		388,187

	Transportation - 1.3%
158	General Dynamics Corp.	13,362

	Utilities - 2.9%
1,280	Iberdrola Renovables ●	10,317
100	Sunpower Corp. ● ▼	6,886
245	Suntech Power Holdings Co., Ltd. ADR ● ▼	13,421

		30,624

	Total common stock (Cost $1,004,344)	$1,041,749

The Hartford Growth Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS - 7.6%
	Repurchase Agreements - 0.7%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $2,557, collateralized by FNMA 5.00%, 2035, value of $2,608)
$2,557	3.00% dated 01/31/2008	$2,557

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $3,552, collateralized by FHLMC 4.50% - 7.00%, 2017 - 2038, GNMA 4.50% - 7.00%, 2035 - 2037, value of $3,623)

3,552	3.00% dated 01/31/2008	3,552
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $1,314, collateralized by FNMA 5.50% - 6.00%, 2034 - 2037, value of $1,340)
1,313	2.99% dated 01/31/2008	1,313
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $14, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $15)
14	1.70% dated 01/31/2008	14

		7,436

Shares
Securities Purchased with Proceeds from Security Lending - 6.9%
Cash Collateral Reinvestment Fund:
71,013	Navigator Prime Portfolio	71,013

Principal
Amount
	U.S. Treasury Collateral Securities:
	U.S. Treasury Bond
6	2.00%, 01/15/2026 ◀		6
—	2.38%, 01/15/2025 ◀		—
110	3.88%, 04/15/2029 ◀		197
—	6.25%, 08/15/2023		1
	U.S. Treasury Note
8	1.63%, 01/15/2015 ◀		10
—	2.00%, 07/15/2014 — 01/15/2016 ◀		—
—	2.38%, 01/15/2017 ◀		—
19	2.50%, 07/15/2016 ◀		21
—	4.25%, 01/15/2010 ◀		—

			235

			71,248

	Total short-term investments (Cost $78,684)		$78,684

	Total investments (Cost $1,083,028) ▲	108.1%	$1,120,433
	Other assets and liabilities	(8.1)%	(84,249)

	Total net assets	100.0%	$1,036,184

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 20.03% of total net assets at January 31, 2008.

▼	At January 31, 2008, the cost of securities for federal income tax purposes was $1,084,949 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$94,688
Unrealized Depreciation	(59,204)

Net Unrealized Appreciation	$35,484

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at January 31, 2008, was $40,142, which represents 3.87% of total net assets.

●	Currently non-income producing.

▲	Security is partially on loan at January 31, 2008.

◀	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
Forward Foreign Currency Contracts Outstanding at January 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Japanese Yen (Buy)	$5,154	$5,1700	2/05/08	$(16)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford High Yield Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES – 2.0%
	Finance – 0.4%
	CBA Commercial Small Balance Commercial Mortgage
$6,545	9.75%, 01/25/2039 ⌂ ►	$655
	Soundview NIM Trust
920	8.25%, 12/25/2036 ⌂	156

		811

	Transportation – 1.6%
	Continental Airlines, Inc.
537	6.80%, 08/02/2018 ‡	504
1,017	7.03%, 06/15/2011	966
1,128	7.37%, 12/15/2015	1,072
1,042	8.39%, 11/01/2020	1,021

		3,563

	Total asset & commercial mortgage backed securities (Cost $5,078)	$4,374

CORPORATE BONDS: INVESTMENT GRADE – 0.4%
	Consumer Cyclical – 0.4%
	Phillips Van-Heusen Corp.
$815	7.75%, 11/15/2023	$788

	Total corporate bonds: investment grade (Cost $844)	$788

CORPORATE BONDS: NON-INVESTMENT GRADE – 78.9%
	Basic Materials – 9.6%
	Abitibi-Consolidated, Inc.
$1,135	8.49%, 06/15/2011 Δ	$824
	AK Steel Corp.
1,375	7.75%, 06/15/2012	1,368
	Aleris International, Inc.
1,375	9.00%, 12/15/2014	1,073
	Berry Plastics Holding Co.
515	8.87%, 09/15/2014 Δ ‡	422
	Bowater, Inc.
1,340	7.99%, 03/15/2010 Δ	1,059
	Cooper Standard Automotive
790	7.00%, 12/15/2012 ▼	683
	Domtar Corp.
1,620	5.38%, 12/01/2013	1,450
	Freeport-McMoRan Copper & Gold, Inc.
1,850	8.25%, 04/01/2015	1,940
	Georgia-Pacific Corp.
1,315	7.00%, 01/15/2015 ■	1,262
	Graham Packaging Co., Inc.
1,180	9.88%, 10/15/2014 ▼	997
	Hexion Specialty Chemicals
1,400	9.37%, 11/15/2014 Δ	1,358
	Huntsman International LLC
520	7.88%, 11/15/2014	541
	MacDermid, Inc.
1,680	9.50%, 04/15/2017 ■	1,445
	Momentive Performance
1,490	9.75%, 12/01/2014 ▼	1,348
	New Page Corp.
1,150	10.00%, 05/01/2012 ■	1,144
	Nova Chemicals Corp.
1,130	7.86%, 11/15/2013 Δ ‡	961
	Potlatch Corp.
650	13.00%, 12/01/2009 ⌂ Δ	734
	Smurfit-Stone Container Enterprises, Inc.
660	8.38%, 07/01/2012	639
	Steel Dynamics, Inc.
920	7.38%, 11/01/2012 ■	918
	Valmont Industries, Inc.
725	6.88%, 05/01/2014	698

		20,864

	Capital Goods – 2.0%
	Bausch & Lomb, Inc.
1,175	9.88%, 11/01/2015 ▼ ■	1,193
	Bombardier, Inc.
1,170	6.30%, 05/01/2014 ■ ‡	1,146
	SPX Corp.
615	7.63%, 12/15/2014 ■	630
	Transdigm, Inc.
1,390	7.75%, 07/15/2014	1,397

		4,366

	Consumer Cyclical – 8.8%
	Alliance One International, Inc.
860	8.50%, 05/15/2012	800
	American Axle & Manufacturing Holdings, Inc.
915	7.88%, 03/01/2017	821
	Amerigas Partners L.P.
320	7.13%, 05/20/2016 ‡	311
1,080	7.25%, 05/20/2015 ‡	1,066
	Aramark Corp.
390	5.00%, 06/01/2012	339
415	8.41%, 02/01/2015 Δ	371
	Buffalo Thunder
1,325	9.38%, 12/15/2014 ■	1,106
	Builders FirstSource, Inc.
485	9.12%, 02/15/2012 ▼ Δ	395
	Dollarama Group L.P.
700	8.88%, 08/15/2012	665
	ESCO Corp.
1,360	8.63%, 12/15/2013 ■	1,299
	Ford Capital B.V.
600	9.50%, 06/01/2010 ▼	552
	General Motors Corp.
1,610	7.13%, 07/15/2013 ▼	1,373
2,150	7.20%, 01/15/2011 ▼	1,967
	Ingles Markets, Inc.
950	8.88%, 12/01/2011	962
	K. Hovnanian Enterprises, Inc.
248	6.00%, 01/15/2010 ▼ ⌂	139
	KB Home & Broad Home Corp.
1,200	6.38%, 08/15/2011 ▼	1,146
	Michaels Stores, Inc.
495	11.38%, 11/01/2016 ▼	401
	Neiman Marcus Group, Inc.
1,335	10.38%, 10/15/2015 ▼	1,328
	SGS International, Inc.
1,075	12.00%, 12/15/2013 ⌂	1,066
	Stater Brothers Holdings, Inc.
1,090	8.13%, 06/15/2012	1,063
	Supervalu, Inc.
1,075	7.50%, 11/15/2014	1,090

The Hartford High Yield Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Consumer Cyclical (continued)
	TRW Automotive, Inc.
$425	7.00%, 03/15/2014 ■	$390
565	7.25%, 03/15/2017 ■	503

		19,153

	Consumer Staples – 0.9%
	Appleton Papers, Inc.
1,090	9.75%, 06/15/2014 ▼	1,060
	Constellation Brands, Inc.
450	8.38%, 12/15/2014	464
	Dole Food Co., Inc.
580	8.63%, 05/01/2009	539

		2,063

	Energy – 4.3%
	Chesapeake Energy Corp.
595	6.63%, 01/15/2016	582
1,600	7.63%, 07/15/2013 ▼	1,652
	Cie Gen Geophysique
1,175	7.75%, 05/15/2017	1,163
	Encore Acquisition Co.
850	7.25%, 12/01/2017 ▼	818
	Ferrell Gas Partners L.P.
1,120	8.75%, 06/15/2012 ‡	1,142
	Hilcorp Energy I L.P./Finance Co.
960	7.75%, 11/01/2015 ■	919
	Inergy L.P.
1,190	8.25%, 03/01/2016	1,214
	Key Energy Services, Inc.
920	8.38%, 12/01/2014 ■	922
	Petrohawk Energy Corp.
1,000	9.13%, 07/15/2013 ‡	1,033

		9,445

	Finance – 11.4%
	American Real Estate Partners L.P.
1,455	7.13%, 02/15/2013 ▼	1,350
	Dow Jones CDX HY
1,100	8.75%, 12/29/2012 ▼ ■	1,082
	El Paso Performance-Linked Trust
1,375	7.75%, 07/15/2011 ■	1,414
	Ford Motor Credit Co.
1,900	5.80%, 01/12/2009	1,848
3,430	7.13%, 01/13/2012 Δ	2,889
720	7.38%, 02/01/2011	658
	General Motors Acceptance Corp.
600	5.63%, 05/15/2009	581
6,550	6.88%, 09/15/2011	5,727
	Host Marriott L.P.
1,190	6.75%, 06/01/2016	1,145
	LPL Holdings, Inc.
1,790	10.75%, 12/15/2015 ⌂	1,790
	LVB Acquisition Merger Sub, Inc.
1,100	10.37%, 10/15/2017 ▼ ■ Δ	1,105
	Northern Rock plc
750	5.60%, 04/30/2049 ■	450
	Rainbow National Services LLC
810	10.38%, 09/01/2014 ■	861
	Realogy Corp.
1,480	10.50%, 04/15/2014 ▼ ■	1,058
	Rental Service Corp.
950	9.50%, 12/01/2014 ▼	805
	Residential Capital Corp.
3,075	7.88%, 06/30/2010	1,999

		24,762

	Health Care – 6.0%
	Community Health Systems, Inc.
1,345	8.88%, 07/15/2015	1,353
	HCA, Inc.
2,065	9.25%, 11/15/2016	2,166
	IASIS Healthcare Capital Corp.
1,430	8.75%, 06/15/2014 ▼	1,430
	Invacare Corp.
1,390	9.75%, 02/15/2015	1,404
	Multiplan Corp.
1,255	10.38%, 04/15/2016 ■	1,167
	Psychiatric Solutions, Inc.
995	7.75%, 07/15/2015	980
	Reable Therapeutics Finance LLC
1,200	11.75%, 11/15/2014	1,062
	Rite Aid Corp.
690	7.50%, 03/01/2017 ▼	592
1,500	9.50%, 06/15/2017 ▼	1,118
	Skilled Healthcare Group, Inc.
650	11.00%, 01/15/2014	692
	Warner Chilcott Corp.
1,150	8.75%, 02/01/2015	1,173

		13,137

	Services – 14.5%
	Affinion Group, Inc.
1,415	11.50%, 10/15/2015	1,309
	Allied Waste North America, Inc.
950	6.88%, 06/01/2017 ▼	921
	AMC Entertainment, Inc.
940	11.00%, 02/01/2016	931
	Cablevision Systems Corp.
850	8.00%, 04/15/2012 ▼	814
	Clear Channel Communications, Inc.
3,150	7.65%, 09/15/2010	3,246
	Dex Media West LLC, Inc.
600	8.00%, 11/15/2013 ‡	540
1,800	9.88%, 08/15/2013 ‡	1,836
	DirecTV Holdings LLC
550	8.38%, 03/15/2013	568
	Echostar DBS Corp.
950	6.63%, 10/01/2014	927
970	7.13%, 02/01/2016	969
	Education Management LLC
1,120	10.25%, 06/01/2016 ▼	1,067
	Harland Clarke Holdings
1,230	9.50%, 05/15/2015 ▼	947
	Harrah’s Operating Co., Inc.
2,370	10.75%, 02/01/2016 – 02/01/2018 ■	2,178
	Idearc, Inc.
1,375	8.00%, 11/15/2016	1,231
	Liberty Media Corp.
230	8.25%, 02/01/2030 ▼	208
	MGM Mirage, Inc.
780	6.75%, 09/01/2012	751

The Hartford High Yield Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount ╬		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Services (continued)
	MGM Mirage, Inc. (continued)
$1,560	7.50%, 06/01/2016	$1,498
700	8.50%, 09/15/2010	728
	Pinnacle Entertainment, Inc.
960	8.75%, 10/01/2013	936
	Readers Digest Association, Inc.
1,055	9.00%, 02/15/2017 ■	815
	Sheridan Group, Inc.
1,200	10.25%, 08/15/2011	1,164
	Sirius Satellite Radio, Inc.
1,350	9.63%, 08/01/2013 ▼	1,154
	Station Casinos, Inc.
1,300	7.75%, 08/15/2016 ▼	1,146
	SunGard Data Systems, Inc.
1,935	10.25%, 08/15/2015	1,935
	TL Acquisitions, Inc.
1,480	10.50%, 01/15/2015 ■	1,347
	West Corp.
1,300	9.50%, 10/15/2014	1,209
	Wynn Las Vegas LLC
390	6.63%, 12/01/2014	376
860	6.63%, 12/01/2014 ▼ ■	829

		31,580

	Technology – 12.5%
	Advanced Micro Devices, Inc.
990	7.75%, 11/01/2012 ▼	812
	Broadview Networks Holdings, Inc.
1,050	11.38%, 09/01/2012	1,039
	Canwest MediaWorks L.P.
1,300	9.25%, 08/01/2015 ▼ ■	1,229
	CCH I Holdings LLC
1,400	9.92%, 04/01/2014 ▼	707
	Charter Communications Operating LLC
1,655	8.00%, 04/30/2012 ■	1,572
	Cincinnati Bell, Inc.
325	7.25%, 07/15/2013	325
	Citizens Communications Co.
1,370	7.88%, 01/15/2027	1,254
	CSC Holdings, Inc.
1,850	7.63%, 04/01/2011	1,832
	Freescale Semiconductor, Inc.
595	8.87%, 12/15/2014 Δ	428
700	9.13%, 12/15/2014	530
1,265	10.13%, 12/15/2016 ▼	901
	General Cable Corp.
1,015	7.06%, 04/01/2015 Δ	903
	Intelsat Bermuda Ltd.
460	9.25%, 06/15/2016	459
1,805	11.25%, 06/15/2016	1,805
	Leap Wireless International, Inc.
915	9.38%, 11/01/2014	833
	Level 3 Financing, Inc.
700	9.25%, 11/01/2014 ▼	602
	MagnaChip Semiconductor
800	6.88%, 12/15/2011 ▼	608
	Mediacom LLC
1,830	7.88%, 02/15/2011	1,633
	MetroPCS Wireless, Inc.
920	9.25%, 11/01/2014	846
	Nortel Networks Ltd.
1,450	10.75%, 07/15/2016	1,465
	NXP B.V./NXP Funding LLC
720	7.01%, 10/15/2013 ▼ Δ	598
	Qwest Communications International, Inc.
2,160	7.50%, 02/15/2014	2,138
	Sanmina-Sci Corp.
1,200	7.74%, 06/15/2014 ■ Δ	1,152
	Spansion LLC
1,200	8.25%, 06/01/2013 ■ Δ	888
	Wind Acquisition
EUR 680	9.75%, 12/01/2015 ■	1,026
	Windstream Corp.
1,650	8.63%, 08/01/2016	1,708

		27,293

	Transportation – 0.6%
	Bristow Group, Inc.
565	7.50%, 09/15/2017 ■	571
	PHI, Inc.
770	7.13%, 04/15/2013	732

		1,303

	Utilities – 8.3%
	AES Corp.
1,220	8.00%, 10/15/2017	1,244
1,150	9.50%, 06/01/2009	1,184
	Copano Energy LLC
1,005	8.13%, 03/01/2016	1,018
	Dynegy Holdings, Inc.
520	7.75%, 06/01/2019	473
1,160	8.75%, 02/15/2012 ▼	1,172
	Edison Mission Energy
700	7.20%, 05/15/2019	682
1,090	7.50%, 06/15/2013	1,115
	Energy Future Holdings
1,500	10.88%, 11/01/2017 ■	1,485
	Markwest Energy Partners L.P.
1,075	8.50%, 07/15/2016	1,080
	Mirant North America LLC
1,150	7.38%, 12/31/2013	1,150
	NRG Energy, Inc.
880	7.25%, 02/01/2014	857
2,070	7.38%, 02/01/2016	2,000
	Reliant Energy, Inc.
1,225	6.75%, 12/15/2014	1,236
700	7.63%, 06/15/2014	682
	Texas Competitive Electric Co.
1,500	10.25%, 11/01/2015 ■	1,474
	Williams Partners L.P.
1,160	7.25%, 02/01/2017	1,201

		18,053

	Total corporate bonds: non-investment grade (Cost $182,201)	$172,019

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ – 8.6%
	Capital Goods – 0.6%
	Rexnord Holdings, Inc.
$934	12.13%, 03/01/2013 ⌂ ±	$813

The Hartford High Yield Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)
	Capital Goods (continued)
	Targus Group International
$536	7.61%, 11/22/2012 ±	$474

		1,287

	Consumer Cyclical – 1.9%
	Appleseed’s Brands
1,095	8.40%, 06/25/2013 ⌂ ±	854
	Ford Motor Co.
2,644	8.00%, 12/15/2013 ±	2,305
	Hanesbrands, Inc.
650	8.82%, 03/05/2014 ±	641
	Levi Strauss & Co.
391	7.57%, 03/09/2014 ⌂ ±	305

		4,105

	Finance – 0.6%
	Chrysler Financial Services NA
728	8.99%, 08/03/2012 ±	653
	United Rentals, Inc.
562	6.09%, 02/14/2011 ±	537
237	6.50%, 02/14/2011 à	226

		1,416

	Health Care – 0.7%
	IASIS Healthcare Capital Corp.
1,502	8.49%, 06/15/2014 ±	1,352
	Inverness Medical Innovation, Inc.
200	9.09%, 06/26/2015 ±	184

		1,536

	Services – 2.0%
	AMC Entertainment Holdings, Inc./Marquee Holdings, Inc.
495	9.99%, 06/13/2012 ⌂ ±	468
	Centaur LLC
123	4.00%, 10/30/2012 à *	114
577	8.83%, 10/30/2012 ±	537
330	12.33%, 10/30/2013 ±	300
	PITG Gaming Investor Holdings LLC
880	9.96%, 05/15/2008 ±	836
	Tribune Co.
1,105	9.43%, 05/23/2015 ±	906
	WideOpenWest Finance LLC
1,350	11.09%, 07/01/2015 ±	1,215

		4,376

	Technology – 1.8%
	Infor Lux Bond Co.
545	12.83%, 07/28/2014 ⌂ ± *	480
	Integra Telecom Holdings, Inc.
650	10.24%, 04/08/2014 ±	650
	Kronos, Inc.
1,125	10.58%, 06/12/2015 ±	928
	Mediacom Broadband LLC
377	5.61%, 03/31/2010 ±	347
	Wind Acquisitions Holdings Finance S.A.
1,538	11.20%, 12/12/2011 ± *	1,411

		3,816

	Utilities – 1.0%
	Astoria Generating Co. Acquisitions LLC
500	8.66%, 08/23/2013 ±	472
	Texas Competitive Electric Co.
998	8.40%, 10/31/2014 ±	908
	Texas Competitive Electric Holdings Co. LLC
998	8.40%, 10/24/2014 ±	907

		2,287

	Total senior floating rate interests: non-investment grade (Cost $20,868)	$18,823

Shares
COMMON STOCK – 0.0%
	Consumer Cyclical – 0.0%
1	Hosiery Corp. of America, Inc. Class A † ● ⌂	$–

	Technology – 0.0%
1	AboveNet, Inc. ● ▼	42
–	XO Holdings, Inc. ● ▼	–

		42

	Total common stock (Cost $21)	$42

WARRANTS – 0.0%
	Technology – 0.0%
1	AboveNet, Inc. ● ⌂	$18
–	XO Holdings, Inc. ● ⌂	–

	Total warrants (Cost $– )	$18

PREFERRED STOCK – 0.3%
	Finance – 0.3%
17	United Rentals Trust I (URIRP) ۞	$678

	Total preferred stock (Cost $838)	$678

	Total long-term investments (Cost $209,850)	$196,742

SHORT-TERM INVESTMENTS – 20.9%
	Investment Pools and Funds – 0.0%
$1	State Street Bank Money Market Fund	$1

Principal
Amount
	Repurchase Agreements – 6.8%

BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/01/2008 in the amount of $4,928, collateralized by U.S. Treasury Bond 6.00% - 8.75%, 2017 - 2026, U.S. Treasury Note 9.88% 2015, value of $5,055)

4,928	1.70% dated 01/31/2008	4,928
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 02/01/2008 in the amount of $4,928, collateralized by U.S. Treasury Note 4.13%, 2012, value of $5,066)
4,928	1.70% dated 01/31/2008	4,928

The Hartford High Yield Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2008 in the amount of $4,932, collateralized by U.S. Treasury Bond 5.50%, 2014, U.S. Treasury Note 12.50% 2028, value of $5,044)
$4,932	1.60% dated 01/31/2008	$4,932

		14,788

Shares
Securities Purchased with Proceeds from Security Lending – 14.0%
Cash Collateral Reinvestment Fund:
30,683	Navigator Prime Portfolio	30,683

Principal
Amount
	U.S. Treasury Bills – 0.1%
200	2.85%, 03/13/2008 o □		198

	Total short-term investments (Cost $45,671)		$45,670

	Total investments (Cost $255,521) ▲	111.1%	$242,412
	Other assets and liabilities	(11.1)%	(24,316)

	Total net assets	100.0%	$218,096

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.12% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $255,974 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$440
Unrealized Depreciation	(14,002)

Net Unrealized Depreciation	$(13,562)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at January 31, 2008 rounds to zero.

à	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2008.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

▼	Security is partially on loan at January 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2008, was $34,580, which represents 15.86% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2008.

o	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2008.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at January 31, 2008.

*	The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2008 was $2,206.

♦	Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at January 31, 2008.

۞	Convertible security.

U	All principal amounts are in U.S. dollars unless otherwise indicated. EUR-Euro

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
09/2007	1	AboveNet, Inc. – Warrants	$—
06/2007 — 01/2008	495	AMC Entertainment Holdings, Inc./Marquee Holdings, Inc., 9.99%, 06/13/2012	485
07/2007	1,095	Appleseed’s Brands, 8.40%, 06/25/2013	1,086
11/2006 — 08/2007	6,545	CBA Commercial Small Balance Commercial Mortgage, 9.75%, 01/25/2039 – 144A	627
10/1994	1	Hosiery Corp. of America, Inc. Class A – 144A	21
03/2007 — 12/2007	545	Infor Lux Bond Co., 12.83%, 07/28/2014	545
06/2007	248	K. Hovnanian Enterprises, Inc., 6.00%, 01/15/2010	235
09/2007	391	Levi Strauss & Co., 7.57%, 03/09/2014	367
08/2006 — 09/2007	1,790	LPL Holdings, Inc., 10.75%, 12/15/2015 – 144A	1,877
05/2001 — 11/2001	650	Potlatch Corp., 13.00%, 12/01/2009	650
05/2007 — 01/2008	934	Rexnord Holdings, Inc., 12.13%, 03/01/2013	930
12/2005	1,075	SGS International, Inc., 12.00%, 12/15/2013	1,075
02/2007	920	Soundview NIM Trust, 8.25%, 12/25/2036 – 144A	849
05/2006	—	XO Holdings, Inc. – Warrants	—
The aggregate value of these securities at January 31, 2008 was $7,478 which represents 3.43% of total net assets.

The Hartford High Yield Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2008.
Futures Contracts Outstanding at January 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
5 Year U.S. Treasury Note	179	Long	Apr, 2008	$506

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Forward Foreign Currency Contracts Outstanding at January 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value	Amount	Date	(Depreciation)
Euro (Sell)	$2,179	$2,169	04/29/08	$(10)

Credit Default Swap Agreements Outstanding at January 31, 2008

			Pay/			Unrealized
	Reference	Buy/Sell	Receive	Expiration	Notional	Appreciation/
CounterParty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Lehman Brothers Special Financing, Inc.	GMAC	Sell	6.65%	09/20/08	$625	$5

The Hartford High Yield Municipal Bond Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS — 82.9%
	Alabama — 0.6%
	Huntsville-Redstone Village, AL, Special Care Fac FA
$600	5.25%, 01/01/2015	$586

	Arizona — 1.3%
	Estrella Mountain Ranch Community GO
265	6.20%, 07/15/2032 ⌂;	252
	Show Low Bluff, AZ, Community Fac Dist Special Assessment
200	5.60%, 07/01/2031 ⌂	179
	Tartesso West Community Facilities Dist
1,000	5.90%, 07/15/2032 ⌂	936

		1,367

	California — 7.3%
	California Statewide Communities DA, California Baptist University Rev
1,000	5.50%, 11/01/2038 ⌂	952
	California Statewide Communities DA, Drew School Rev
250	5.30%, 10/01/2037	230
	California Statewide Communities DA, Huntington Park Rev
200	5.15%, 07/01/2030	178
	California Statewide Communities DA, Valleycare Health System Rev
100	5.13%, 07/15/2031 ⌂	88
	Chino, CA, Chimo Community FA Dist Special Tax
500	5.00%, 09/01/2036	422
	Elk Grove, CA, Special Tax
500	5.25%, 09/01/2037	444
	Folsom, CA, Public FA Special Tax Rev
500	5.20%, 09/01/2032	441
	Golden State Tobacco Securitization Agency
3,500	5.75%, 06/01/2047	3,353
	Perris, CA, Public FA Local Agency Rev
1,000	5.80%, 09/01/2038	956
	Rancho Santa Fe, CA, Community Services Dist Special tax Community Fac Dist #1
600	5.25%, 09/01/2030	539

		7,603

	Colorado — 2.3%
	Baptist Road Rural Transportation Auth, Sales & Use Tax Rev
800	5.00%, 12/01/2026	692
	Colorado Educational & Cultural FA, Windsor Academy Proj
500	5.70%, 05/01/2037 ⌂	454
	Denver, CO, City & County Special Fac Airport AMT
500	5.25%, 10/01/2032	427
	North Range, CO, Metropolitan Dist #2
500	5.50%, 12/15/2027 ⌂	453
	Park Meadows, CO, Business Improvement Dist Shared Sales Tax Rev
360	5.35%, 12/01/2031	345

		2,371

	Delaware — 0.4%
	Millsboro, DE, Special Obligation Plantation Lakes Special Development
500	5.45%, 07/01/2036 ⌂	439

	District of Columbia — 3.0%
	District of Columbia Tobacco Settlement Financing Corp
3,000	6.50%, 05/15/2033	3,110

	Florida — 14.9%
	Jacksonville, FL, Econ Development Community AMT
1,000	5.30%, 05/01/2037	862
	Jacksonville, FL, Econ Development Community Health Care Facilites
1,000	6.25%, 09/01/2027 ⌂	1,006
	Lee County, FL, IDA
1,000	5.25%, 06/15/2027	890
	Magnolia Creek Community Development Dist Capital Improvement
500	5.90%, 05/01/2039 ⌂	431
	Orange County, FL, Health Care FA Rev
200	5.50%, 07/01/2038 ⌂	173
	Palm Beach County, FL, Health FA Rev Waterford Proj
2,400	5.88%, 11/15/2037	2,326
	Parker Road, FL, Community Development Dist Cap Improvement Ser A
200	5.60%, 05/01/2038 ⌂	167
	River Bend Community Development Dist Capital Improvement Rev
2,000	7.13%, 11/01/2015 ⌂	1,968
	Seminole Tribe of Florida
2,000	5.25%, 10/01/2027 ■	1,885
1,000	5.50%, 10/01/2024 ■	993
	Six Mile Creek, FL, Community Development Dist
1,525	5.88%, 05/01/2038	1,180
	St Johns County, FL, IDA
1,765	5.00%, 02/15/2027	1,598
	Sweetwater Creek, FL, Community Development Dist Captial Improvement Rev
1,000	5.50%, 05/01/2038 ⌂	785
	Tolomato, FL, Community Development Dist
800	6.65%, 05/01/2040	773
	University Square Community Development
500	5.88%, 05/01/2038	430

		15,467

	Georgia — 0.4%
	Augusta, GA, Airport Rev AMT
165	5.35%, 01/01/2028	161
230	5.45%, 01/01/2031	224

		385

	Illinois — 1.7%
	Belleville, IL, Tax Increment
1,000	5.70%, 05/01/2036 ⌂	911

The Hartford High Yield Municipal Bond Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS (continued)
	Illinois (continued)
	Chicago, IL, O’Hare International Airport Special Fac Rev, American Airlines Inc
$250	5.50%, 12/01/2030	$206
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
200	5.75%, 03/01/2037	176
	Hampshire, IL, Special Service Area #16, Prairie Ridge Proj
200	6.00%, 03/01/2046	181
	Illinois Financing Auth
300	5.38%, 11/15/2039	257

		1,731

	Indiana — 1.9%
	East Chicago Industrial Solid Waste Disposal AMT
1,000	5.50%, 09/01/2028	898
	Fort Wayne, IN, Pollution Control Rev
675	6.20%, 10/15/2025	646
	Vigo County, IN, Union Hospital
500	5.70%, 09/01/2037 ■	468

		2,012

	Kansas — 0.5%
	Olathe, KS, Tax Increment Rev, West Village Center
500	5.50%, 09/01/2026	468

	Louisiana — 1.4%
	Louisiana Public Fac Auth Rev
500	5.75%, 07/01/2039 ⌂	471
	St Johns Baptist Parish, LA, Marathon Oil Co
1,000	5.13%, 06/01/2037	971

		1,442

	Maryland — 0.5%
	Maryland State Health and Higher Education
500	5.00%, 07/01/2034	509

	Michigan — 5.3%
	Michigan Public Educational Facilities
2,000	6.50%, 09/01/2037 ■	1,954
	Michigan Tobacco Settlement FA
2,600	6.00%, 06/01/2034	2,569
	Michigan Tobacco Settlement FA Ser A
1,000	6.00%, 06/01/2048	984

		5,507

	Minnesota — 1.5%
	Falcon Heights, MN, Lease Rev
525	6.00%, 11/01/2037	487
	Minneapolis, MN, MultiFamily Rev AMT
200	5.40%, 04/01/2028	185
	Rochester, MN, Health Care Fac Rev
790	5.70%, 05/01/2022 ⌂	769
	Worthington, MN, Housing Auth
100	5.38%, 05/01/2037	87

		1,528

	Missouri — 0.8%
	Branson Hills, MO, Infrastructure Fac
100	5.50%, 04/01/2027	91
	Branson, MO, Regional Airport Transportation Development AMT
300	6.00%, 07/01/2025 ⌂	286
	Kansas City, MO, Tax Increment Rev Maincor Proj Ser A
500	5.25%, 03/01/2018	487

		864

	Nevada — 0.9%
	Las Vegas, NV, Special Improvement Dist #808 & 810, Summerlin Village
500	6.13%, 06/01/2031	473
	Mesquite Special Improvement Dist #07-01
500	6.00%, 08/01/2027	460

		933

	New Hampshire — 0.2%
	New Hampshire State Business Fin Rev AMT
200	5.20%, 05/01/2027	187

	New Jersey — 2.1%
	Burlington County, NJ, Bridge Commission Econ Development Rev, The Evergreen Proj
1,500	5.63%, 01/01/2038	1,395
	New Jersey Health Care Services
800	5.50%, 07/01/2030	770

		2,165

	New Mexico — 1.0%
	Montecito Estates Public Improvement Rev
1,000	7.00%, 10/01/2037 ⌂	980
	Otero County, NM, Jail Proj
100	6.00%, 04/01/2023	99

		1,079

	New York — 6.2%
	Erie County, NY, IDA Rev
700	6.25%, 10/01/2037	690
	Genesee County, NY, IDA Civic Fac Rev, United Memorial Medical Center
500	5.00%, 12/01/2027	443
	Nassau County, NY, IDA Continuing Care Retirement, Amsterdam at Harborside Ser A
1,000	6.50%, 01/01/2027	1,016
	New York State Dormitory Auth, Non State Supported Debt, NYU Hospital Ctr Ser B
750	5.63%, 07/01/2037	746
	New York, NY, City IDA
1,725	8.00%, 08/01/2012	1,828
	New York, NY, City IDA AMT
515	7.13%, 08/01/2011	523
	Ulster County, NY, IDA
1,250	6.00%, 09/15/2037	1,193

		6,439

	North Carolina — 1.1%
	Albemarle, NC, Hospital Auth Healthcare
1,000	5.25%, 10/01/2038	942

The Hartford High Yield Municipal Bond Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS (continued)
	North Carolina (continued)
	Raleigh, NC, North Carolina Medical Care Commission Retirement Fac Rev
$200	5.25%, 01/01/2032	$170

		1,112

	Ohio — 4.7%
	Buckeye, OH, Tobacco Settlement FA
5,000	5.88%, 06/01/2047	4,833

	Oklahoma — 0.4%
	Oklahoma Development FA, Hospital Rev Great Plains Regional Medical Center
500	5.13%, 12/01/2036	454

	Pennsylvania — 1.7%
	Allegheny County, PA, Hospital DA Rev
1,500	5.00%, 11/15/2028	1,286
	Philadelphia, PA, IDA
500	5.25%, 05/01/2037	458

		1,744

	South Carolina — 1.9%
	Lancaster County, SC, Sun City Assessment
2,000	7.70%, 11/01/2017	1,957

	Texas — 7.7%
	Burnet County, TX, Public Fac Proj Rev
2,000	7.75%, 08/01/2029	1,967
	Dallas-Fort Worth, TX, International Airport AMT
750	6.15%, 01/01/2016	750
	Garza County, TX, Public Fac Corp Rev
1,000	5.75%, 10/01/2025	1,011
	Guadalupe County, TX, Board Managers Joint Rev
2,000	5.50%, 08/15/2036	2,060
	Gulf Coast Waste Disposal Auth AMT
1,000	5.20%, 05/01/2028	927
	Maverick County, TX, Public Fac Corp Proj Rev
145	6.25%, 02/01/2024	137
	Travis County, TX, Health Facilities
600	5.65%, 11/15/2035	555
	Willacy County, TX, Local Gov Corp Proj Rev
500	6.88%, 09/01/2028	522

		7,929

	Utah — 5.0%
	Provo, UT, Lakeview Charter School
1,300	5.63%, 07/15/2037	1,198
	Provo, UT, Renaissance Charter School
200	5.63%, 07/15/2037	183
	Utah County, UT, Charter School Rev
1,000	6.00%, 02/15/2038	958
	Utah State Charter School Financing Auth, Channing Hall Ser A
750	5.88%, 07/15/2027 ■	720
700	6.00%, 07/15/2037 ■	674
	Utah State Charter School Financing Auth, Summit Academy Ser A
1,500	5.80%, 06/15/2038	1,475

		5,208

	Virginia — 2.2%
	James City County, VA, Econ Development Auth Residential Care Fac
1,100	5.40%, 07/01/2027	1,011
	Lexington, VA, IDA Residential Care Fac Rev
1,050	5.50%, 01/01/2037	936
	Peninsula Town Center Community DA
300	6.45%, 09/01/2037	293

		2,240

	Washington — 3.4%
	Skagit County, WA, Public Hospital Rev
2,000	5.75%, 12/01/2032	1,989
	Washington State Health Care FA Rev
1,600	6.13%, 08/15/2037 ⌂	1,550

		3,539

	Wisconsin — 0.6%
	Wisconsin State Health & Educational Fac Auth, Wellington Homes Wis LLC
600	6.75%, 09/01/2037 ⌂	591

	Total municipal bonds (Cost $89,700)	$85,799

Shares
SHORT-TERM INVESTMENTS — 10.1%
	Investment Pools and Funds — 10.1%
$10,450	State Street Bank Tax Free Money Market		$10,450

	Total short-term investments (Cost $10,450)		$10,450

	Total investments (Cost $100,150) ▲	93.0%	$96,249
	Other assets and liabilities	7.0%	7,292

	Total net assets	100.0%	$103,541

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $100,150 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$88
Unrealized Depreciation	(3,989)

Net Unrealized Depreciation	$(3,901)

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2008, was $6,694, which represents 6.47% of total net assets.

The Hartford High Yield Municipal Bond Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
09/2007	1,000	Belleville, IL, Tax Increment, 5.70%, 05/01/2036	$994
06/2007	300	Branson, MO, Regional Airport Transportation Development AMT, 6.00%, 07/01/2025	294
06/2007	1,000	California Statewide Communities DA, California Baptist University Rev, 5.50%, 11/01/2038	1,000
05/2007	100	California Statewide Communities DA, Valleycare Health System Rev, 5.13%, 07/15/2031	100
06/2007	500	Colorado Educational & Cultural FA, Windsor Academy Proj, 5.70%, 05/01/2037 - 144A	500
11/2007	265	Estrella Mountain Ranch Community GO, 6.20%, 07/15/2032	265
08/2007	1,000	Jacksonville, FL, Econ Development Community Health Care Facilites, 6.25%, 09/01/2027	1,011
07/2007	500	Louisiana Public Fac Auth Rev, 5.75%, 07/01/2039 - 144A	504
06/2007	500	Magnolia Creek Community Development Dist Capital Improvement, 5.90%, 05/01/2039	496
06/2007	500	Millsboro, DE, Special Obligation Plantation Lakes Special Development, 5.45%, 07/01/2036	500
12/2007	1,000	Montecito Estates Public Improvement Rev, 7.00%, 10/01/2037	1,000
06/2007	500	North Range, CO, Metropolitan Dist #2, 5.50%, 12/15/2027	499
06/2007	200	Orange County, FL, Health Care FA Rev, 5.50%, 07/01/2038	195
05/2007	200	Parker Road, FL, Community Development Dist Cap Improvement Ser A, 5.60%, 05/01/2038	199
11/2007	2,000	River Bend Community Development Dist Capital Improvement Rev, 7.13%, 11/01/2015	2,000
11/2007	790	Rochester, MN, Health Care Fac Rev, 5.70%, 05/01/2022	790
05/2007	200	Show Low Bluff, AZ, Community Fac Dist Special Assessment, 5.60%, 07/01/2031 - 144A	200
06/2007	1,000	Sweetwater Creek, FL, Community Development Dist Captial Improvement Rev, 5.50%, 05/01/2038	1,000
09/2007	1,000	Tartesso West Community Facilities Dist, 5.90%, 07/15/2032	1,000
11/2007	1,600	Washington State Health Care FA Rev, 6.13%, 08/15/2037	1,573
08/2007	600	Wisconsin State Health & Educational Fac Auth, Wellington Homes Wis LLC, 6.75%, 09/01/2037	600

The aggregate value of these securities at January 31, 2008 was $13,841 which represents 13.37% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

AMT	- Alternative Minimum Tax

DA	- Development Authority

FA	- Finance Authority

GO	- General Obligations

IDA	- Industrial Development Authority Bond

The Hartford Income Allocation Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
AFFILIATED INVESTMENT COMPANIES — 97.4%
FIXED INCOME FUNDS — 93.0%
346	The Hartford Floating Rate Fund, Class Y	$3,177
773	The Hartford High Yield Fund, Class Y	5,781
872	The Hartford Income Fund, Class Y	8,734
1,331	The Hartford Inflation Plus Fund, Class Y	15,165
1,223	The Hartford Short Duration Fund, Class Y	11,890
264	The Hartford Strategic Income Fund, Class Y	2,523
645	The Hartford Total Return Bond Fund, Class Y	6,909

	Total fixed income funds (Cost $54,120)	$54,179

MONEY MARKET FUNDS — 4.4%
2,566	The Hartford Money Market Fund, Class Y	$2,566

	Total money market funds (Cost $2,566)	$2,566

	Total investments in affiliated investment companies (Cost $56,686)	$56,745

EXCHANGE TRADED FUNDS — 0.9%
21	Powershares Emerging Markets Sovereign Debt Portfoliio ETF	$547

	Total investments in exchange traded funds (Cost $551)	$547

SHORT-TERM INVESTMENTS — 0.7%

$390	State Street Bank Money Market Fund		$390

	Total investments in short-term investments (Cost $390)		$390

	Total investments (Cost $57,627) ▲	99.0%	$57,682
	Other assets and liabilities	1.0%	555

	Total net assets	100.0%	$58,237

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $58,160 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$550
Unrealized Depreciation	(1,028)
Net Unrealized Depreciation	$(478)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Income Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES – 7.1%
	Finance – 7.1%
	Banc of America Commercial Mortgage, Inc.
$25,597	5.50%, 11/10/2039 - 07/10/2043 ⌂►	$304
7,345	5.75%, 06/10/2039 ⌂ ►	51
	Bayview Commercial Asset Trust
200	3.75%, 04/25/2036 ⌂ Δ	179
5,684	7.00%, 07/25/2037 ⌂ ►	674
10,419	7.50%, 09/25/2037 ⌂ ►	1,378
	Bear Stearns Commercial Mortgage Securities, Inc.
3,057	5.50%, 02/11/2041 ⌂ ►	51
	Capital Automotive Receivables Asset Trust
50	5.77%, 05/20/2010 ⌂	50
	Capital One Automotive Finance Trust
206	4.32%, 05/15/2010 ‡	206
	CBA Commercial Small Balance Commercial Mortgage
5,792	7.00%, 07/25/2035 - 06/25/2038 ⌂ ►	402
6,904	9.75%, 01/25/2039 ⌂ ►	690
	Citigroup Mortgage Loan Trust, Inc.
200	5.88%, 01/25/2037 ⌂ Δ	19
	Citigroup/Deutsche Bank Commercial Mortgage Trust
2,000	5.48%, 12/11/2049 ⌂ Δ	1,622
	Commercial Mortgage Pass-Through Certificates
1,000	5.24%, 06/15/2022 ⌂ Δ	993
6,069	5.50%, 03/10/2039 ⌂ ►	123
915	5.82%, 12/10/2049 Δ	928
	Countrywide Asset-Backed Certificates
49	5.46%, 07/25/2035	42
	Credit-Based Asset Servicing and Securitization
215	3.65%, 05/25/2036 ⌂ Δ	206
	Equity One ABS, Inc.
43	5.46%, 12/25/2033 ⌂	38
7	5.88%, 07/25/2034 ⌂ Δ	6
	GE Business Loan Trust
11,031	6.14%, 05/15/2034 ⌂ ►	85
	GE Capital Commercial Mortgage Corp.
1,000	5.34%, 03/10/2044 Δ ‡	902
54,908	6.35%, 11/10/2045 ■ ►	89
	GMAC Commercial Mortgage Securities, Inc.
200	5.30%, 08/10/2038 ‡	201
	GMAC Mortgage Corp. Loan Trust
270	5.75%, 10/25/2036 ‡	241
	Green Tree Financial Corp.
20	6.48%, 12/01/2030	21
9	7.30%, 01/15/2026	10
11	7.35%, 05/15/2027	12
	Greenwich Capital Commercial Funding Corp.
199	5.74%, 11/05/2021 ⌂ Δ	188
190	5.94%, 11/05/2021 ⌂ Δ	178
	GS Mortgage Securities Corp.
2,350	5.58%, 12/20/2049 ⌂ Δ	1,342
	Home Equity Asset Trust
725	4.33%, 07/25/2037 ⌂ Δ	209
	JP Morgan Automotive Receivable Trust
75	12.85%, 03/15/2012 † ⌂ ○	61
	JP Morgan Chase Commercial Mortgage Security Corp.
789	4.99%, 02/15/2020 ⌂ Δ	715
502	5.47%, 04/15/2043 Δ ‡	500
2,281	5.50%, 01/15/2038 ⌂ ►	60
250	5.53%, 12/12/2044 Δ ‡	202
17,183	6.00%, 09/12/2037 ⌂ ►	162
190	6.16%, 05/12/2034 ⌂	198
830	6.20%, 02/12/2051 ■ Δ	719
	LB-UBS Commercial Mortgage Trust
25,122	5.26%, 06/15/2036 ⌂ ►	92
250	5.45%, 11/15/2038 Δ	213
650	5.48%, 11/15/2038 Δ ‡	548
	Lehman Brothers Commercial Mortgage Trust
200	5.04%, 07/15/2018 ⌂ Δ	200
	Lehman Brothers Small Balance Commercial
120	5.62%, 09/25/2036 ■	124
	LNR CDO Ltd.
250	4.09%, 05/28/2043 ⌂ Δ	125
	Long Beach Asset Holdings Corp.
45	5.78%, 04/25/2046 ⌂	2
	Marathon Real Estate CDO, Ltd.
1,000	4.78%, 05/25/2046 ⌂ Δ	807
	Marlin Leasing Receivables LLC
93	4.63%, 11/17/2008 ■	93
440	5.33%, 09/16/2013 ■ ‡	451
	Merrill Lynch Floating Trust
1,000	5.58%, 06/15/2022 ⌂ Δ	777
	Morgan Stanley Capital I
2,000	5.15%, 08/13/2042 Δ ‡	1,837
1,000	5.78%, 10/15/2042 Δ	811
16,155	6.00%, 06/12/2047 ⌂ ►	188
	Nationstar Home Equity Loan Trust
123	9.97%, 03/25/2037 ⌂ Δ	121
	Option One Mortgage Loan Trust Class M6
725	6.99%, 03/25/2037 ⌂	211
	Option One Mortgage Loan Trust Class M7
500	6.99%, 03/25/2037 ⌂	100
	Option One Mortgage Loan Trust Class M8
475	6.99%, 03/25/2037 ⌂	81
	PSE&G Transition Funding LLC
70	6.61%, 06/15/2015 ‡	77
	Renaissance Home Equity Loan Trust
80	5.75%, 05/25/2036 ⌂ Δ	75
200	6.16%, 05/25/2036 ⌂	149
1,460	7.50%, 04/25/2037 - 06/25/2037 ⌂	164
	Renaissance Home Equity Loan Trust Class M5
600	7.00%, 09/25/2037 ⌂	150

The Hartford Income Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
	Finance (continued)
	Renaissance Home Equity Loan Trust Class M8
$750	7.00%, 09/25/2037 ⌂	$90
	USAA Automotive Owner Trust
845	5.36%, 06/15/2012	872
	Wachovia Automotive Loan Owner Trust
250	5.15%, 07/20/2012 ⌂	254
260	5.29%, 06/20/2012 ■	262
	Wachovia Bank Commercial Mortgage Trust
6,796	5.50%, 02/15/2041 ⌂ ►	148
	Wamu Commercial Mortgage Securities Trust
1,220	6.14%, 03/23/2045 ⌂ Δ	1,097

		24,176

	Transportation – 0.0%
	Continental Airlines, Inc.
81	6.80%, 08/02/2018	76

	Utilities – 0.0%
	Detroit Edison Securitization
75	6.19%, 03/01/2013 ‡	79

	Total asset & commercial mortgage backed securities (Cost $30,653)	$24,331

CORPORATE BONDS: INVESTMENT GRADE – 22.7%
	Basic Materials – 0.7%
	Kimberly-Clark Corp.
$1,120	6.63%, 08/01/2037 ◄	$1,221
	US Steel Corp.
1,268	7.00%, 02/01/2018 ▼	1,255

		2,476

	Capital Goods – 0.6%
	Embraer Overseas Ltd.
300	6.38%, 01/24/2017	288
	Hutchison Whampoa International Ltd.
200	6.25%, 01/24/2014 ■ ‡	210
	Tyco International Group S.A.
727	6.00%, 10/01/2012 ■	763
763	6.55%, 10/01/2017 ■	803

		2,064

	Consumer Cyclical – 0.5%
	J. C. Penney Co., Inc.
597	6.38%, 10/15/2036	527
	Limited Brands, Inc.
257	6.90%, 07/15/2017	245
	Safeway, Inc.
315	5.80%, 08/15/2012	328
	Target Corp.
668	6.50%, 10/15/2037	656

		1,756

	Consumer Staples – 0.7%
	Anheuser-Busch Cos., Inc.
420	5.75%, 01/15/2011 ‡	421
	Diageo Finance B.V.
800	5.50%, 04/01/2013 ▼	831
	General Mills, Inc.
990	5.65%, 09/10/2012	1,028

		2,280

	Energy – 0.8%
	Ras Laffan Liquefied Natural Gas Co., Ltd.
1,500	5.30%, 09/30/2020 ■	1,461
	Salomon Bros.
250	10.75%, 01/15/2009 ◘	262
	Sempra Energy
530	6.00%, 02/01/2013	564
	TNK-BP Finance S.A. Ser 2
305	7.50%, 07/18/2016 ■	296
	TNK-BP Finance S.A. Ser 5
200	7.50%, 03/13/2013 ■	201

		2,784

	Finance – 12.4%
	ABX Financing Co.
680	6.35%, 10/15/2036 ■	667
	Ace INA Holdings, Inc.
125	5.88%, 06/15/2014 ‡	131
	Aetna, Inc.
245	6.00%, 06/15/2016	252
880	6.63%, 06/15/2036 ▼	876
	American Express Credit Corp.
570	6.15%, 08/28/2017	588
544	6.80%, 09/01/2066	531
	American Real Estate Partners L.P.
685	7.13%, 02/15/2013 ▼	635
	Arden Realty L.P.
150	5.20%, 09/01/2011 ‡	156
	BB&T Capital Trust IV
1,132	6.82%, 06/12/2057 Δ ‡	1,060
	Bear Stearns Co., Inc.
1,190	7.25%, 02/01/2018	1,190
	C10 Capital SPV Ltd.
300	6.72%, 12/31/2049 ◘ Δ	265
	Capital One Capital III
656	7.69%, 08/15/2036	497
	CIT Group, Inc.
865	6.10%, 03/15/2067 Δ ‡	615
	Citigroup, Inc.
2,072	8.30%, 12/21/2057 Δ	2,234
	Comerica Capital Trust II
1,827	6.58%, 02/20/2037 Δ ‡	1,274
	Countrywide Financial Corp.
22	4.50%, 06/15/2010	19
320	5.13%, 05/05/2008 ▼ Δ	306
183	5.80%, 06/07/2012	163
	Countrywide Home Loans, Inc.
49	4.00%, 03/22/2011	43
371	4.13%, 09/15/2009	331
82	6.25%, 04/15/2009	76
	Credit Agricole
1,975	6.64%, 05/31/2049 ■ Δ	1,796
	Credit Suisse First Boston USA, Inc.
350	6.50%, 01/15/2012	375
	Deutsche Bank Capital Funding Trust
90	5.63%, 01/19/2016 ■ ‡	83

The Hartford Income Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount ╬		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Finance (continued)
	Financial Security Assurance Holdings
$1,193	6.40%, 12/15/2066 ⌂ Δ	$889
	Goldman Sachs Capital Trust II
850	5.79%, 12/29/2049 Δ ‡	658
	Goldman Sachs Group, Inc.
125	5.15%, 01/15/2014 ‡	127
	HBOS plc
500	5.92%, 07/29/2049 ■ ‡	433
	HSBK Europe B.V.
250	7.25%, 05/03/2017 ■ ‡	217
	ILFC E-Capital Trust II
4,410	6.25%, 12/21/2065 ■ Δ ‡	4,241
	Janus Capital Group, Inc.
1,105	6.70%, 06/15/2017 ⌂	1,169
	Kuzneski (Bank of Moscow)
200	7.50%, 11/25/2015 Δ	199
	Lehman Brothers Holdings, Inc.
1,896	5.63%, 01/24/2013	1,920
	Lincoln National Corp.
1,580	6.05%, 04/20/2067	1,475
	Mellon Capital IV
764	6.24%, 06/20/2049 Δ	612
	Merrill Lynch & Co., Inc.
680	6.22%, 09/15/2026	622
	Metlife, Inc.
4,316	6.40%, 12/15/2036 ‡	3,873
	Mizuho Capital Investment Ltd.
500	6.69%, 06/30/2016 ■	451
	Mizuho Financial Group, Inc.
200	5.79%, 04/15/2014 ⌂	205
	Natexis AMBS Co. LLC
100	8.44%, 12/29/2049 ⌂	102
	National City Corp.
1,551	12.00%, 12/29/2049	1,551
	New Zealand Government
NZD 2,140	6.00%, 07/15/2008	1,676
	Northgroup Preferred Capital Corp.
638	6.38%, 10/15/2049 ⌂ Δ	595
	PNC Preferred Funding Trust II
500	6.11%, 03/15/2049 ⌂ Δ	450
	Progressive Corp.
925	6.70%, 06/15/2037 Δ	880
	Regions Financing Trust II
510	6.63%, 05/15/2047	404
	RSHB Capital
570	6.97%, 09/21/2016 Δ	561
	Shurgard Storage Centers, Inc.
75	5.88%, 03/15/2013 ‡	79
	SMFG Preferred Capital
658	6.08%, 12/01/2049 ■ Δ	609
	State Street Capital Trust III
560	8.25%, 12/29/2049 Δ	560
	State Street Capital Trust IV
735	5.99%, 06/15/2037 Δ	605
	Sumitomo Mitsui Banking
100	5.63%, 12/29/2049 ⌂	95
	UFJ Finance Aruba AEC
100	6.75%, 07/15/2013 ▼	111
	US Bank Realty Corp.
725	6.09%, 12/22/2049 ■ Δ	582
	Washington Mutual Preferred Funding
600	9.75%, 10/29/2049 ■ Δ	552
	Westfield Group
740	5.70%, 10/01/2016 ■	700
	Westpac Capital Trust IV
100	5.26%, 12/29/2049 ⌂	89
	ZFS Finance USA Trust I
721	6.50%, 05/09/2037 ■ Δ	658

		42,113

	Foreign Governments - 2.1%
	Bundesrepublic Deutschland
EUR 4,495	4.50%, 01/04/2013	6,965
	El Salvador (Republic of)
300	8.50%, 07/25/2011 ◘	332

		7,297

	Health Care - 0.3%
	Covidien International
519	5.45%, 10/15/2012 ■	538
	Wyeth
465	5.95%, 04/01/2037	459

		997

	Services - 0.8%
	Clear Channel Communications, Inc.
825	7.65%, 09/15/2010	850
	Comcast Corp.
516	6.30%, 11/15/2017	532
	International Bank for Reconstruction & Development
TRY 580	13.63%, 05/09/2017	483
	Time Warner Entertainment Co., L.P.
410	8.38%, 07/15/2033 ‡	480
	Viacom, Inc.
500	6.88%, 04/30/2036	488

		2,833

	Technology - 1.7%
	Agilent Technologies, Inc.
744	6.50%, 11/01/2017	763
	AT&T Corp.
480	8.00%, 11/15/2031	578
	Cingular Wireless Services, Inc.
210	8.13%, 05/01/2012 ‡	239
455	8.75%, 03/01/2031	571
	Deutsche Telekom International Finance B.V.
850	5.25%, 07/22/2013 ‡	870
	France Telecom S.A.
150	7.75%, 03/01/2011 Δ ‡	163
	Motorola, Inc.
150	8.00%, 11/01/2011	161
	Sprint Capital Corp.
1,220	8.75%, 03/15/2032	1,197
	Vodafone Group plc
1,166	6.15%, 02/27/2037 ‡	1,143

		5,685

	Transportation - 0.5%
	American Airlines, Inc.
1,475	7.86%, 10/01/2011 ‡	1,519

The Hartford Income Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Transportation (continued)
	Carnival Corp.
$110	6.65%, 01/15/2028 ‡	$121
	Continental Airlines, Inc.
100	6.56%, 02/15/2012 ‡	103
100	7.49%, 10/02/2010	100

		1,843

	Utilities - 1.6%
	CenterPoint Energy Resources Corp.
207	6.63%, 11/01/2037	208
	Florida Power Corp.
296	5.80%, 09/15/2017	314
	Kinder Morgan Energy Partners L.P.
230	6.50%, 02/01/2037 ‡	223
	NGPL Pipeco LLC
2,275	6.51%, 12/15/2012 ■	2,347
	Northern States Power Co.
400	6.25%, 06/01/2036 ▼	413
	Peco Energy Co.
425	5.95%, 10/01/2036	416
	Taqa Abu Dhabi National Energy
1,325	5.62%, 10/25/2012 ■	1,350
	Tennessee Gas Pipeline Co.
100	8.38%, 06/15/2032	117

		5,388

	Total corporate bonds: investment grade (Cost $80,193)	$77,516

CORPORATE BONDS: NO N-INVESTMENT GRADE - 11.4%
	Basic Materials - 0.7%
	Abitibi-Consolidated, Inc.
$375	8.49%, 06/15/2011 Δ ‡	$272
	Bowater, Inc.
225	7.99%, 03/15/2010 Δ ‡	178
	Evraz Group S.A.
440	8.25%, 11/10/2015 ◘	435
	Graham Packaging Co., Inc.
350	9.88%, 10/15/2014 ▼	296
	Huntsman International LLC
100	7.88%, 11/15/2014	104
	Lupatech Finance Ltd.
260	9.88%, 11/30/2049 ▼ ⌂	251
	Momentive Performance
645	9.75%, 12/01/2014 ▼	584
	Vitro S.A.
455	9.13%, 02/01/2017 ▼	397

		2,517

	Capital Goods - 0.2%
	Bombardier, Inc.
450	6.30%, 05/01/2014 ■ ‡	441
100	6.75%, 05/01/2012 ■ ‡	101

		542

	Consumer Cyclical - 1.0%
	Aramark Corp.
320	8.41%, 02/01/2015 Δ	286
	AutoNation, Inc.
150	6.26%, 04/15/2013 Δ ‡	126
	Desarrolladora Homes S.A.
330	7.50%, 09/28/2015 ⌂	321
	Ford Capital B.V.
245	9.50%, 06/01/2010 ‡	225
	General Motors Corp.
310	6.38%, 05/01/2008 ▼	309
165	7.13%, 07/15/2013 ▼	141
	K. Hovnanian Enterprises, Inc.
135	6.00%, 01/15/2010 ▼ ⌂	76
	KB Home & Broad Home Corp.
200	6.38%, 08/15/2011 ‡	191
	Neiman Marcus Group, Inc.
630	10.38%, 10/15/2015 ▼	627
	Parkson Retail Group Ltd.
460	7.88%, 11/14/2011	455
	SGS International, Inc.
150	12.00%, 12/15/2013 ⌂	149
	Stater Brothers Holdings, Inc.
105	8.13%, 06/15/2012	102
	Urbi Desarrollos Urbanos
430	8.50%, 04/19/2016 ◘	432

		3,440

	Consumer Staples - 0.2%
	MHP S.A.
705	10.25%, 11/30/2011 ⌂	661

	Energy - 0.5%
	Chesapeake Energy Corp.
140	6.63%, 01/15/2016 ‡	137
	Inergy L.P.
150	8.25%, 03/01/2016 ‡	153
	MEI Euro Finance Ltd.
160	8.75%, 05/22/2010 ⌂	159
	Petrohawk Energy Corp.
810	9.13%, 07/15/2013 ‡	836
	Petroleos de Venezuela S.A.
470	5.25%, 04/12/2017	347

		1,632

	Finance - 3.2%
	Alfa Bank
265	8.20%, 06/25/2012 ■ ‡	252
	Banco BMG S.A.
400	9.15%, 01/15/2016 ◘	403
	Citigroup (JSC Severstal)
466	9.25%, 04/19/2014 ◘	496
	Dow Jones CDX HY
2,150	7.63%, 06/29/2012 ▼ ■	2,091
	Drummond Co., Inc.
335	7.38%, 02/15/2016 ▼ ⌂	305
	El Paso Performance-Linked Trust
150	7.75%, 07/15/2011 ■ ‡	154
	Ford Motor Credit Co.
305	7.38%, 02/01/2011 ‡	279
290	8.71%, 04/15/2012 Δ ‡	284
	General Motors Acceptance Corp.
1,885	6.88%, 09/15/2011 ‡	1,648
	Itabo Finance S.A.
350	10.88%, 10/05/2013 ⌂	346
	Kazkommerts International B.V.
100	8.00%, 11/03/2015 ■	84

The Hartford Income Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount ╬		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Finance (continued)
	LPL Holdings, Inc.
$930	10.75%, 12/15/2015 ⌂	$930
	Northern Rock plc
788	5.60%, 04/30/2049 ■ ‡	473
704	6.59%, 06/28/2049 ■ Δ	422
	RBS-Zero Hora Editora Journalistica
BRL 600	11.25%, 06/15/2017 ⌂	280
	Rental Service Corp.
250	9.50%, 12/01/2014 ▼	212
	Residential Capital Corp.
1,130	5.65%, 06/09/2008 ▼ Δ	966
500	7.88%, 06/30/2010	325
	Russian Standard Bank
270	8.63%, 05/05/2011 ◘ ‡	253
	Sibacademfinance plc
200	9.00%, 05/12/2009 ◘ ‡	198
	Standard Bank (Privatbank)
250	8.75%, 02/09/2016 ⌂	226
	TuranAlem Finance B.V.
100	7.75%, 04/25/2013 ◘	89
	UK SPV Credit Finance (Privatbank)
300	8.00%, 02/06/2012 ◘	274

		10,990

	Foreign Governments - 0.4%
	Argentina (Republic of)
400	7.00%, 10/03/2015	344
	Brazil (Republic of)
BRL 940	10.00%, 01/01/2017	455
	Sri Lanka (Republic of)
100	8.25%, 10/24/2012 ⌂	90
	Sri Lanka (Republic of) ADR
400	8.25%, 10/24/2012 ▼ ⌂	362
	Venezuela (Republic of)
275	5.75%, 02/26/2016	230

		1,481

	Health Care - 0.3%
	HCA, Inc.
165	9.25%, 11/15/2016	173
	IASIS Healthcare Capital Corp.
490	8.75%, 06/15/2014 ‡	490
	Reable Therapeutics Finance LLC
265	11.75%, 11/15/2014	235

		898

	Services - 1.4%
	Allied Waste North America, Inc.
450	6.88%, 06/01/2017 ▼ ‡	436
	AMC Entertainment, Inc.
500	11.00%, 02/01/2016	495
	Belo Corp.
175	7.25%, 09/15/2027 ‡	156
	Education Management LLC
500	10.25%, 06/01/2016 ▼ ‡	476
	Harrah’s Operating Co., Inc.
645	10.75%, 02/01/2016 - 02/01/2018 ■	594
	Idearc, Inc.
500	8.00%, 11/15/2016 ‡	448
	MGM Mirage, Inc.
550	7.50%, 06/01/2016	528
	Sheridan Group, Inc.
150	10.25%, 08/15/2011	146
	Sirius Satellite Radio, Inc.
550	9.63%, 08/01/2013	470
	SunGard Data Systems, Inc.
450	10.25%, 08/15/2015	450
	West Corp.
500	9.50%, 10/15/2014	465

		4,664

	Technology - 2.6%
	Advanced Micro Devices, Inc.
470	6.00%, 05/01/2015 ■ ۞ ‡	342
720	7.75%, 11/01/2012 ▼	590
	Canwest MediaWorks L.P.
400	9.25%, 08/01/2015 ▼ ■	378
	Charter Communications Operating LLC
830	8.00%, 04/30/2012 ■ ‡	789
	Citizens Communications Co.
440	9.00%, 08/15/2031 ‡	418
	CSC Holdings, Inc.
125	8.13%, 07/15/2009 ‡	127
	Freescale Semiconductor, Inc.
145	10.13%, 12/15/2016 ▼	103
	Intelsat Bermuda Ltd.
730	9.25%, 06/15/2016 ‡	728
	Leap Wireless International, Inc.
300	9.38%, 11/01/2014 ‡	273
	MagnaChip Semiconductor
60	6.88%, 12/15/2011 ▼	46
	Maxcom Telecomunicaciones
300	11.00%, 12/15/2014	308
	MetroPCS Wireless, Inc.
720	9.25%, 11/01/2014	662
	Nortel Networks Ltd.
805	10.75%, 07/15/2016 ▼	813
	PanAmSat Corp.
200	9.00%, 06/15/2016	199
	Qwest Communications International, Inc.
820	7.50%, 02/15/2014	812
	Rural Cellular Corp.
490	8.12%, 06/01/2013 Δ	495
	Sanmina-Sci Corp.
400	7.74%, 06/15/2014 ■ Δ	384
	Spansion LLC
415	8.25%, 06/01/2013 ■ Δ	307
	Vimpel-Communications
510	8.25%, 05/23/2016 ■	509
	Windstream Corp.
685	8.63%, 08/01/2016	709

		8,992

	Transportation - 0.2%
	Bristow Group, Inc.
425	7.50%, 09/15/2017 ■	429
	PHI, Inc.
385	7.13%, 04/15/2013	366

		795

	Utilities - 0.7%
	AES China Generating Co.
100	8.25%, 06/26/2010 ⌂	98

The Hartford Income Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Utilities (continued)
	Chivor S.S. E.S.P.
$400	9.75%, 12/30/2014 ⌂	$432
	Copano Energy LLC
315	8.13%, 03/01/2016	319
	Dynegy Holdings, Inc.
180	7.75%, 06/01/2019	164
	Energipe Y Saelpa
355	10.50%, 07/19/2013 ⌂	383
	Markwest Energy Partners L.P.
125	8.50%, 07/15/2016	126
	Mirant JPSCO Finance Ltd.
100	11.00%, 07/06/2016 ⌂	107
	Rede Empresas De Energia
380	11.13%, 04/02/2049 ⌂	357
	Texas Competitive Electric Co.
400	10.25%, 11/01/2015 ■	393

		2,379

	Total corporate bonds: non-investment grade (Cost $41,981)	$38,991

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ - 6.1%
	Basic Materials - 0.9%
	Georgia-Pacific Corp.
$696	6.87%, 02/14/2013 ±	$640
	Goodyear Tire & Rubber Co.
500	6.43%, 04/18/2014 ±	441
	Huntsman International LLC
291	5.04%, 04/23/2014 ±	275
	ISP Chemco LLC
199	6.68%, 05/31/2014 ±	184
	Jarden Corp.
411	6.58%, 01/24/2012 ±	381
1,214	7.33%, 01/24/2012 ±	1,155

		3,076

	Consumer Cyclical - 0.8%
	Aramark Corp. Letter of Credit
33	6.71%, 01/19/2014 ± *	30
	Aramark Corp. Term Loan B
467	6.71%, 01/19/2014 ± *	432
	Ford Motor Co.
1,228	8.00%, 12/15/2013 ±	1,070
	Masonite International Corp. Canadian Term Loan
247	5.65%, 04/30/2010 ±	211
	Masonite International Corp. U.S. Term Loan
248	5.65%, 04/30/2010 ±	213
	Oshkosh Truck Corp.
438	6.65%, 12/06/2013 ±	395
	William Carter Co.
434	4.75%, 07/14/2012 ±	416

		2,767

	Consumer Staples - 0.3%
	Dole Food Co., Inc.
208	6.00%, 04/12/2013 ±	187
94	6.25%, 04/12/2013 ◊	84
692	6.31%, 04/12/2013 ±	622

		893

	Energy - 0.3%
	Big West Oil LLC Delayed Draw Term Loan
550	5.50%, 02/02/2015 ± *	506
	Big West Oil LLC Term Loan
445	5.50%, 02/02/2015 ±	409

		915

	Finance - 0.4%
	Chrysler Financial Services NA
250	11.49%, 08/03/2013 ±	192
	Crescent Resources LLC
298	7.02%, 09/07/2012 ±	255
	General Growth Properties, Inc.
94	5.70%, 02/24/2010 ±	85
	Kar Holdings, Inc.
995	7.08%, 10/17/2013 ±	869

		1,401

	Health Care - 0.5%
	Carestream Health, Inc.
983	5.76%, 04/12/2013 ±	868
	HCA, Inc.
441	6.33%, 11/14/2012 ±	403
346	7.08%, 11/17/2013 ±	317
	LifePoint Hospitals, Inc.
210	6.72%, 04/15/2012 ±	197

		1,785

	Services - 2.1%
	Bresnan Communications LLC
1,000	5.93%, 09/29/2013 ±	929
	Cedar Fair L.P.
346	5.27%, 07/21/2013 ±	321
	CSC Holdings, Inc.
497	6.90%, 03/24/2013 ±	458
	Gray Television, Inc.
279	6.21%, 12/31/2014 ±	249
	Idearc, Inc.
500	6.33%, 11/17/2013 ±	455
647	6.83%, 11/17/2014 ±	587
	inVentiv Health, Inc.
495	6.58%, 07/05/2014 ±	455
	PITG Gaming Investor Holdings LLC
200	9.96%, 05/15/2008 ±	190
	R.H. Donnelley, Inc.
722	6.40%, 06/30/2011 ±	684
	Regal Cinemas, Inc.
419	6.33%, 10/27/2013 ±	388
	SunGard Data Systems, Inc.
328	6.90%, 08/08/2012 ±	304
	Tribune Co.
952	9.43%, 05/23/2015 ±	781
	UPC Financing Partnership
500	6.38%, 12/31/2014 ±	447
	Weight Watchers International, Inc.
446	6.13%, 01/24/2013 ±	431
	WideOpenWest Finance LLC
500	11.09%, 07/01/2015 ±	450

		7,129

	Technology - 0.7%
	Cincinnati Bell, Inc.
266	6.39%, 08/31/2012 ±	253

The Hartford Income Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)
	Technology (continued)
	DaVita, Inc.
$400	5.57%, 10/05/2012 ±	$378
	Fleetcor Technologies Operating Co. LLC Delayed Draw Term Loan
167	6.88%, 04/30/2013 ± *	160
	Fleetcor Technologies Operating Co. LLC Term Loan B
827	6.88%, 04/30/2013 ±	794
	RCN Corp.
995	7.13%, 04/19/2014 ±	915

		2,500

	Utilities - 0.1%
	NRG Energy, Inc.
97	6.48%, 02/01/2013 ±	88
210	6.58%, 06/08/2013 ±	192

		280

	Total senior floating rate interests:
	non-investment grade (Cost $22,599)	$20,746

U.S. GOVERNMENT AGENCIES - 30.9%
	Federal Home Loan Mortgage Corporation - 11.5%
	Mortgage Backed Securities:
$3,771	5.50%, 2032 - 2037	$3,818
15,407	6.00%, 2037	15,799
8,234	6.50%, 2037	8,556

		28,173

	Notes:
1,220	5.50%, 2016 ▼	1,335
390	6.25%, 2032 ‡	470

		1,805

	Remic — Pac’s:
9,016	6.00%, 2032 ‡	9,318

		39,296

	Federal National Mortgage Association - 18.9%
	Mortgage Backed Securities:
644	5.00%, 2017 - 2022	654
220	5.21%, 2035 Δ	225
5,754	5.50%, 2032 - 2037	5,835
22,686	6.00%, 2036 - 2037	23,283
865	6.00%, 2037 Δ	905
23,997	6.50%, 2036 - 2037	24,914
3,981	7.00%, 2037	4,192

		60,008

	Notes:
4,000	5.38%, 2017 ▼	4,368

		64,376

	Other Government Agencies - 0.5%
	Small Business Administration
	Participation Certificates:
837	4.92%, 2023	861
909	5.35%, 2026 ‡	951

		1,812

	Total U.S. government agencies (Cost $102,896)	$105,484

U.S. GOVERNMENT SECURITIES - 7.8%
	U.S. Treasury Securities - 7.8%
	U.S. Treasury Bonds:
$864	4.75%, 2037 ▼	$920

	U.S. Treasury Notes:
$601	3.63%, 2012	$623
17,476	3.88%, 2012 ▼	18,308
6,453	4.25%, 2017 ▼	6,777

		25,708

	Total U.S. government securities (Cost $26,497)	$26,628

Shares
PREFERRED STOCK - 0.7%
	Finance - 0.7%
38	Federal Home Loan Mortgage Corp.	$1,017
44	Federal National Mortgage Association	1,165

	Total preferred stock (Cost $2,054)	$2,182

	Total long-term investments (Cost $306,873)	$295,878

SHORT-TERM INVESTMENTS - 19.9%
	Investment Pools and Funds - 0.0%
$15	State Street Bank Money Market Fund	$15

Principal
Amount
	Repurchase Agreements - 9.9%

BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/01/2008 in the amount of $11,239, collateralized by U.S. Treasury Bond 6.00% - 8.75%, 2017 - 2026, U.S. Treasury Note 9.88% 2015, value of $11,528)

11,238	1.70% dated 01/31/2008	11,238
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 02/01/2008 in the amount of $11,239, collateralized by U.S. Treasury Note 4.13%, 2012, value of $11,553)
11,238	1.70% dated 01/31/2008	11,238
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2008 in the amount of $11,247, collateralized by U.S. Treasury Bond 5.50%, 2014, U.S. Treasury Note 12.50% 2028, value of $11,503)
11,247	1.60% dated 01/31/2008	11,247

		33,723

Shares
Securities Purchased with Proceeds from Security Lending - 9.7%
Cash Collateral Reinvestment Fund:
33,169	Navigator Prime Portfolio	33,169

The Hartford Income Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS (continued)
	U.S. Treasury Bills - 0.3%
$1,015	2.83%, 03/13/2008 ○ □		$1,012

	Total short-term investments (Cost $67,919)		$67,919

	Total investments (Cost $374,792) ▲	106.6%	$363,797
	Other assets and liabilities	(6.6)%	(22,604)

	Total net assets	100.0%	$341,193

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.33% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $374,836 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,262
Unrealized Depreciation	(15,301)

Net Unrealized Depreciation	$(11,039)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at January 31, 2008, was $61, which represents 0.02% of total net assets.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2008.

▼	Security is partially on loan at January 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2008, was $29,728, which represents 8.71% of total net assets.

◘	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At January 31, 2008, the market value of these securities amounted to $3,439 or 1.01% of net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2008.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at January 31, 2008.

*	The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2008 was $1,197.

♦	Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at January 31, 2008.

۞	Convertible security.

╬	All principal amounts are in U.S. dollars unless otherwise indicated. BRL - Brazilian Real EUR - Euro NZD - New Zealand Dollar TRY - Turkish New Lira

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
08/2005	100	AES China Generating Co., 8.25%, 06/26/2010	$101
03/2004	25,597	Banc of America Commercial Mortgage, Inc., 5.50%, 11/10/2039 - 07/10/2043 - 144A	310
07/2004	7,345	Banc of America Commercial Mortgage, Inc., 5.75%, 06/10/2039 - 144A	48
03/2006	200	Bayview Commercial Asset Trust, 3.75%, 04/25/2036 - 144A	200
05/2007	5,684	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 - 144A	811
08/2007	10,419	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 - 144A	1,438
03/2004	3,057	Bear Stearns Commercial Mortgage Securities, Inc., 5.50%, 02/11/2041 - 144A	63
08/2006	50	Capital Automotive Receivables Asset Trust, 5.77%, 05/20/2010 - 144A	50
04/2006 - 08/2007	5,792	CBA Commercial Small Balance Commercial Mortgage, 7.00%, 07/25/2035 - 06/25/2038 - 144A	365
11/2006 - 08/2007	6,904	CBA Commercial Small Balance Commercial Mortgage, 9.75%, 01/25/2039 - 144A	662
07/2005 - 12/2007	400	Chivor S.S. E.S.P., 9.75% 12/30/2014 - Reg S	429
01/2007	200	Citigroup Mortgage Loan Trust, Inc., 5.88%, 01/25/2037 - 144A	166
09/2007	2,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.48%, 12/11/2049	1,857
05/2007	1,000	Commercial Mortgage Pass-Through Certificates, 5.24%, 06/15/2022 - 144A	1,000

The Hartford Income Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Period	Shares/		Cost
Acquired	Par	Security	Basis
03/2004	6,069	Commercial Mortgage Pass-Through Certificates, 5.50%, 03/10/2039 - 144A	142
07/2007	215	Credit-Based Asset Servicing and Securitization, 3.65%, 05/25/2036 - 144A	210
01/2008	330	Desarrolladora Homes S.A., 7.50%, 09/28/2015	331
05/2007 - 09/2007	335	Drummond Co., Inc., 7.38%, 02/15/2016 - 144A	323
04/2007 - 06/2007	355	Energipe Y Saelpa, 10.50%, 07/19/2013 - 144A	397
11/2003	43	Equity One ABS, Inc., 5.46%, 12/25/2033	42
07/2004	7	Equity One ABS, Inc., 5.88%, 07/25/2034	7
11/2006 - 01/2007	1,193	Financial Security Assurance Holdings, 6.40%, 12/15/2066 - 144A	889
06/2006	11,031	GE Business Loan Trust, 6.14%, 05/15/2034 - 144A	80
05/2007	199	Greenwich Capital Commercial Funding Corp., 5.74%, 11/05/2021 - 144A	193
05/2007	190	Greenwich Capital Commercial Funding Corp., 5.94%, 11/05/2021 - 144A	184
05/2007 - 08/2007	2,350	GS Mortgage Securities Corp., 5.58%, 12/20/2049 - 144A	2,279
03/2007	725	Home Equity Asset Trust, 4.33%, 07/25/2037	724
09/2006 - 10/2007	350	Itabo Finance S.A., 10.88%, 10/05/2013 - 144A	357
06/2007	1,105	Janus Capital Group, Inc., 6.70%, 06/15/2017	1,102
03/2007	75	JP Morgan Automotive Receivable Trust, 12.85%, 03/15/2012	75
05/2007	789	JP Morgan Chase Commercial Mortgage Security Corp., 4.99%, 02/15/2020 - 144A	790
03/2004 - 08/2006	2,281	JP Morgan Chase Commercial Mortgage Security Corp., 5.50%, 01/15/2038 - 144A	59
07/2005	17,183	JP Morgan Chase Commercial Mortgage Security Corp., 6.00%, 09/12/2037 - 144A	161
11/2004	190	JP Morgan Chase Commercial Mortgage Security Corp., 6.16%, 05/12/2034	208
10/2006	135	K. Hovnanian Enterprises, Inc., 6.00%, 01/15/2010	130
04/2005 - 10/2007	25,122	LB-UBS Commercial Mortgage Trust, 5.26%, 06/15/2036 - 144A	84
04/2006	200	Lehman Brothers Commercial Mortgage Trust, 5.04%, 07/15/2018 - 144A	200
02/2006	250	LNR CDO Ltd., 4.09%, 05/28/2043 - 144A	250
03/2006	45	Long Beach Asset Holdings Corp., 5.78%, 04/25/2046 - 144A	45
09/2007 - 10/2007	930	LPL Holdings, Inc., 10.75%, 12/15/2015 - 144A	945
07/2007	260	Lupatech Finance Ltd., 9.88%, 11/30/2049 - 144A	260
04/2007	1,000	Marathon Real Estate CDO, Ltd., 4.78%, 05/25/2046 - 144A	973
08/2005 - 11/2006	160	MEI Euro Finance Ltd., 8.75% 05/22/2010 - Reg S	162
05/2007	1,000	Merrill Lynch Floating Trust, 5.58%, 06/15/2022 - 144A	1,000
11/2006 - 01/2007	265	MHP S.A., 10.25%, 11/30/2011 - 144A	$270
	440	MHP S.A., 10.25%, 11/30/2011 - Reg S	455
09/2006	100	Mirant JPSCO Finance Ltd., 11.00%, 07/06/2016 - 144A	102
03/2004 - 03/2005	200	Mizuho Financial Group, Inc., 5.79%, 04/15/2014 - 144A	203
07/2005	16,155	Morgan Stanley Capital I, 6.00%, 06/12/2047 - 144A	198
06/2004	100	Natexis AMBS Co. LLC, 8.44%, 12/29/2049 - 144A	102
04/2007	123	Nationstar Home Equity Loan Trust, 9.97%, 03/25/2037 - 144A	123
05/2007	638	Northgroup Preferred Capital Corp., 6.38%, 10/15/2049 - 144A	638
03/2007	725	Option One Mortgage Loan Trust Class M6, 6.99%, 03/25/2037	700
03/2007	500	Option One Mortgage Loan Trust Class M7, 6.99%, 03/25/2037	434
03/2007	475	Option One Mortgage Loan Trust Class M8, 6.99%, 03/25/2037	374
03/2007	500	PNC Preferred Funding Trust II, 6.11%, 03/15/2049 - 144A	500
10/2007	600	RBS-Zero Hora Editora Journalistica, 11.25%, 06/15/2017 - Reg S	310
06/2007	380	Rede Empresas De Energia, 11.13%, 04/02/2049 - 144A	394
03/2006	80	Renaissance Home Equity Loan Trust, 5.75%, 05/25/2036	80
03/2006	200	Renaissance Home Equity Loan Trust, 6.16%, 05/25/2036	200
05/2007	1,460	Renaissance Home Equity Loan Trust, 7.50%, 04/25/2037 - 06/25/2037	1,231
08/2007	600	Renaissance Home Equity Loan Trust Class M5, 7.00%, 09/25/2037	450
08/2007	750	Renaissance Home Equity Loan Trust Class M8, 7.00%, 09/25/2037	413
12/2005	150	SGS International, Inc., 12.00%, 12/15/2013	150
01/2008	100	Sri Lanka (Republic of), 8.25%, 10/24/2012 - 144A	95
10/2007	400	Sri Lanka (Republic of) ADR, 8.25%, 10/24/2012 - 144A	401
12/2006 - 01/2007	250	Standard Bank (Privatbank), 8.75%, 02/09/2016	254

The Hartford Income Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Period	Shares/		Cost
Acquired	Par	Security	Basis
07/2005	100	Sumitomo Mitsui Banking, 5.63%, 12/29/2049 - 144A	99
09/2006	250	Wachovia Automotive Loan Owner Trust, 5.15%, 07/20/2012 - 144A	$250
02/2004	6,796	Wachovia Bank Commercial Mortgage Trust, 5.50%, 02/15/2041 - 144A	135
06/2007	1,220	Wamu Commercial Mortgage Securities Trust, 6.14%, 03/23/2045 - 144A	1,215
03/2004	100	Westpac Capital Trust IV, 5.26%, 12/29/2049 - 144A	100

The aggregate value of these securities at January 31, 2008 was $23,942 which represents 7.02% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2008.
Futures Contracts Outstanding at January 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	207	Long	Mar, 2008	$777
5 Year U.S. Treasury Note	460	Long	Apr, 2008	1,327
10 Year U.S. Treasury Note	117	Long	Mar, 2008	416
U.S. Long Bond	145	Short	Mar, 2008	(638)

				$1,882

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Forward Foreign Currency Contracts Outstanding at January 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value	Amount	Date	(Depreciation)
Brazilian Real (Buy)	$636	$566	02/29/08	$70
Brazilian Real (Sell)	636	611	02/29/08	(25)
Chilean Peso (Buy)	711	665	04/16/08	46
Chilean Peso (Sell)	711	658	04/16/08	(53)
Colombian Peso (Buy)	613	585	03/27/08	28
Colombian Peso (Sell)	613	584	03/27/08	(29)
Egyptian Pound (Buy)	592	585	03/27/08	7
Egyptian Pound (Sell)	592	588	03/27/08	(4)
Euro (Sell)	6,955	6,816	03/17/08	(139)
Mexican Peso (Buy)	667	665	04/16/08	2
Mexican Peso (Sell)	667	663	04/16/08	(4)
Turkish New Lira (Sell)	495	486	04/29/08	(9)

				$(110)

Credit Default Swap Agreements Outstanding at January 31, 2008

			Pay/			Unrealized
	Reference	Buy/Sell	Receive	Expiration	Notional	Appreciation/
CounterParty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Lehman Brothers Special Financing, Inc.	Lehman ABX Index	Sell	0.32%	07/25/45	$1,000	$(29)

The Hartford Inflation Plus Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ – 2.9%
	Basic Materials – 0.1%
	Rockwood Holdings, Inc.
$995	4.74%, 12/10/2012 ±	$948

	Consumer Cyclical – 0.4%
	Supervalu, Inc.
1,000	5.63%, 05/30/2013 ±	951
	William Carter Co.
1,493	4.75%, 07/14/2012 ±	1,431

		2,382

	Finance – 0.5%
	Capital Automotive L.P.
2,000	6.39%, 12/20/2010 ±	1,904
	Community Health Systems, Inc.
93	0.75%, 07/02/2014 ? *	86
1,845	7.33%, 07/02/2014 ±	1,706

		3,696

	Health Care – 0.2%
	Orthofix Holdings, Inc.
1,407	6.58%, 09/22/2013 ±	1,295

	Services – 1.1%
	Casella Waste Systems, Inc.
1,000	6.45%, 04/28/2010 ±	935
	Dex Media West LLC, Inc.
1,000	6.58%, 10/22/2014 ±	972
	Idearc, Inc.
997	6.83%, 11/17/2014 ±	905
	MGM Mirage, Inc.
2,000	5.85%, 10/03/2011 ±	1,839
	Regal Cinemas, Inc.
1,960	6.33%, 10/27/2013 ±	1,815
	Weight Watchers International, Inc.
1,500	6.13%, 01/24/2013 ±	1,450

		7,916

	Technology – 0.1%
	DaVita, Inc.
1,000	5.50%, 10/05/2012 ±	944

	Utilities – 0.5%
	Kinder Morgan, Inc.
1,500	4.78%, 05/22/2014 ± *	1,479
	NRG Energy, Inc.
586	6.48%, 02/01/2013 ±	531
1,269	6.58%, 06/08/2013 ±	1,165

		3,175

	Total senior floating rate interests
	non-investment grade (Cost $21,422)	$20,356

U.S. GOVERNMENT SECURITIES – 82.8%
	U.S. Treasury Securities – 82.8%
	U.S. Treasury Bonds:
$23,975	2.00%, 2026 ◄	$26,620
78,072	2.38%, 2027 ◄ ‡	90,560
21,600	2.38%, 2025 ◄	26,555
24,000	3.63%, 2028 ◄ ‡	41,501
12,000	3.88%, 2029 ◄	21,313

		206,549

	U.S. Treasury Notes:
7,137	1.63%, 2015 ◄	8,169
20,235	1.88%, 2013 ◄ ‡	24,538
44,000	1.88%, 2015 ◄	50,267
115,067	2.00%, 2014 – 2016 ◄ ‡	134,098
16,130	2.00%, 2012 ◄	17,700
52,852	2.38%, 2017 ◄	60,462
47,841	3.00%, 2012 ◄ ‡	61,931
1,715	3.38%, 2012 ◄ ‡	2,258
16,145	4.50%, 2012	17,317

		376,740

	Total U.S. government securities (Cost $551,972)	$583,289

Contracts
CALL OPTIONS PURCHASED – 0.1%
	Long Call Future Option Contract – 0.0%
	10 Year U.S. Treasury Note
1	Expiration: February, 2008, Exercise Price: $123.00	$8

	Long Call Index Option Contract – 0.1%
	5 Year U.S. Treasury Note
1	Expiration: March, 2008, Exercise Price: $113.50	328

	Total call options purchased (Cost $511)	$336

	Total long-term investments (Cost $573,905)	$603,981

Shares
SHORT-TERM INVESTMENTS – 17.3%
Investment Pools and Funds – 0.0%
$26	State Street Bank Money Market Fund	$26

Principal
Amount
	Repurchase Agreements – 17.2%

BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/01/2008 in the amount of $40,338, collateralized by U.S. Treasury Bond 6.00% – 8.75%, 2017 – 2026, U.S. Treasury Note 9.88% 2015, value of $41,375)

40,336	1.70% dated 01/31/2008	40,336
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 02/01/2008 in the amount of $40,338, collateralized by U.S. Treasury Note 4.13%, 2012, value of $41,466)
40,337	1.70% dated 01/31/2008	40,337
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2008 in the amount of $40,369, collateralized by U.S. Treasury Bond 5.50%, 2014, U.S. Treasury Note 12.50% 2028, value of $41,288)
40,367	1.60% dated 01/31/2008	40,367

		121,040

The Hartford Inflation Plus Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS (continued)
	U.S. Treasury Bills – 0.1%
$1,050	1.50%, 03/13/2008 o □ Θ		$1,048

	Total short-term investments (Cost $122,114)		$122,114

	Total investments (Cost $696,019) ▲	103.1%	$726,095
	Other assets and liabilities	(3.1)%	(21,656)

	Total net assets	100.0%	$704,439

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $698,797 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$28,364
Unrealized Depreciation	(1,066)

Net Unrealized Appreciation	$27,298

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2008.

o	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2008.

◄	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

*	The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2008 was $1,616.

♦	Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at January 31, 2008.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2008.

Futures Contracts Outstanding at January 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury
Note	675	Long	Mar, 2008	$49
10 Year U.S. Treasury
Note	5	Short	Mar, 2008	1
U.S. Long Bond	100	Short	Mar, 2008	(10)

				$40

*	The number of contracts does not omit 000’s.

Θ	At January 31, 2008, security designated to cover open call options written as follows (see Note 2h to accompanying Notes to Financial Statements):

	Number of	Exercise	Exercise	Market	Premiums
Issuer	Contracts*	Price	Date	Value +	Received
5 Year U.S. Treasury Note	500	$114.00	Mar, 2008	$250	$303

				$250	$303

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford International Growth Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 99.0%
	Australia – 1.1%
198	CSL Ltd. †	$6,190

	Belgium – 2.6%
1,324	Hansen Transmissions ●	6,321
168	UCB S.A. †	8,189

		14,510

	Brazil – 3.2%
619	Bolsa De Mercadorias e Futuros	5,591
219	Companhia Vale do Rio Doce ADR	6,553
50	Petroleo Brasileiro S.A. ADR	5,535

		17,679

	Canada – 8.8%
247	Barrick Gold Corp.	12,723
234	Cameco Corp.	7,918
118	Potash Corp. of Saskatchewan, Inc.	16,582
119	Research In Motion Ltd. ● ▼	11,209

		48,432

	China – 3.6%
3,077	China Communications Construction Co., Ltd. †	7,373
999	China Merchants Bank Co., Ltd. †	3,522
15	Focus Media Holding Ltd. ADR ● ▼	716
149	Suntech Power Holdings Co., Ltd. ADR ●	8,133

		19,744

	Denmark – 3.3%
189	Vestas Wind Systems A/S † ●	18,333

	Egypt – 2.2%
162	Orascom Telecom Holding SAE GDR	11,982

	Finland – 4.9%
735	Nokia Oyj †	27,074

	France – 9.3%
60	Alstom RGPT †	12,192
88	Carrefour S.A. †	6,223
273	France Telecom S.A. †	9,617
69	Sanofi-Aventis S.A. †	5,609
216	Veolia Environment S.A. †	17,782

		51,423

	Germany – 8.6%
743	Arcandor AG † ● ▼	13,797
175	Daimler AG †	13,654
37	Deutsche Boerse AG †	6,538
34	K+S AG †	8,682
39	Siemens AG †	5,085

		47,756

	Greece – 0.5%
45	National Bank of Greece †	2,765

	Hong Kong – 1.5%
600	Li & Fung Ltd. †	2,260
313	Sun Hung Kai Properties Ltd. †	6,211

		8,471

	Ireland – 3.9%
489	Elan Corp. plc ADR ●	12,413
276	Ryanair Holdings plc ADR ● ▼	9,227

		21,640

	Israel – 1.6%
190	Teva Pharmaceutical Industries Ltd. ADR	8,738

	Japan – 6.1%
1	Japan Tobacco, Inc. †	5,679
192	Mitsui & Co., Ltd. †	3,911
20	Nintendo Co., Ltd. †	9,911
158	Sony Corp. †	7,464
138	Sumitomo Realty & Development Co., Ltd. †	3,450
28	Yamada Denki Co., Ltd. †	3,045

		33,460

	Luxembourg – 1.1%
53	Millicom International Cellular S.A. ●	5,615
26	SES Global S.A. †	637

		6,252

	Netherlands – 6.1%
638	ASML Holding N.V. †	16,843
516	Unilever N.V. CVA †	16,842

		33,685

	South Korea – 1.0%
54	LG Electronics, Inc. † ●	5,268

	Spain – 4.0%
2,253	Iberdrola Renovables ●	18,151
138	Telefonica S.A. †	4,035

		22,186

	Sweden – 1.0%
242	Swedish Match Ab †	5,349

	Switzerland – 5.8%
501	Logitech International S.A. † ●	15,226
28	Roche Holding AG †	5,005
130	Sonova Holding AG †	11,579

		31,810

	United Kingdom – 17.8%
3,032	Arm Holdings plc †	7,095
67	AstraZeneca plc †	2,809
2,347	Carphone Warehouse Group plc †	15,452
383	easyJet plc † ●	3,584
1,525	Man Group plc †	16,793
223	Reckitt Benckiser Group plc †	11,656
182	Schroders plc †	3,956
1,920	Tesco plc †	16,052
1,576	Vodafone Group plc †	5,513
204	Xstrata plc †	15,721

		98,631

	United States – 1.0%
204	Invesco Ltd. ▼	5,540

	Total common stock (Cost $542,047)	$546,918

The Hartford International Growth Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS – 5.8%
	Repurchase Agreements – 1.7%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $3,327, collateralized by FNMA 5.00%, 2035, value of $3,394)
$3,327	3.00% dated 01/31/2008	$3,327

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $4,622, collateralized by FHLMC 4.50% - 7.00%, 2017 – 2038, GNMA 4.50% - 7.00%, 2035 – 2037, value of $4,714)

4,622	3.00% dated 01/31/2008	4,622
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $1,709, collateralized by FNMA 5.50% - 6.00%, 2034 – 2037, value of $1,743)
1,709	2.99% dated 01/31/2008	1,709
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $18, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $19)
18	1.70% dated 01/31/2008	18

		9,676

Shares
	Securities Purchased with Proceeds from Security Lending – 4.1%
	Cash Collateral Reinvestment Fund:
4,437	Goldman Sachs FS Prime Obligation/Insititutional Fund		4,437
18,020	Mellon GSL DBT II Collateral Fund ⌂		18,020

			22,457

	Total short-term investments (Cost $32,133)		$32,133

	Total investments (Cost $574,180) ▲	104.8%	$579,051
	Other assets and liabilities	(4.8)%	(26,348)

	Total net assets	100.0%	$552,703

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 97.95% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $575,030 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$34,125
Unrealized Depreciation	(30,104)
Net Unrealized Appreciation	$4,021

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at January 31, 2008, was $393,971, which represents 71.28% of total net assets.

●	Currently non-income producing.

▼	Security is partially on loan at January 31, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. Notwithstanding the securities purchased with proceeds from security lending have been deemded illiquid for purposed of this report, the cash collateral reinvestment fund has redeemed shares daily in respect of recalled loaned securities.

Period	Shares/		Cost
Acquired	Par	Security	Basis
12/2007 – 01/2008	18,020	Mellon GSL DBT II Collateral Fund	$18,020

The aggregate value of these securities at January 31, 2008 was $18,020 which represents 3.26% of total net assets.
Forward Foreign Currency Contracts Outstanding at January 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
British Pound (Buy)	$1,538	$1,538	02/01/08	$—
British Pound (Buy)	2,914	2,911	02/04/08	3
British Pound (Sell)	733	733	02/05/08	—
Euro (Buy)	155	154	02/01/08	1
Euro (Buy)	282	282	02/04/08	—
Euro (Sell)	5,745	5,719	02/04/08	(26)
Euro (Sell)	3,375	3,376	02/05/08	1
Hong Kong Dollar (Buy)	2,548	2,547	02/01/08	1
Hong Kong Dollar (Buy)	3,652	3,652	02/04/08	—
Japanese Yen (Buy)	1,124	1,118	02/01/08	6
Japanese Yen (Buy)	4,608	4,585	02/04/08	23
Japanese Yen (Buy)	3,316	3,326	02/05/08	(10)
Swiss Franc (Sell)	3,508	3,465	02/01/08	(43)
Swiss Franc (Sell)	942	933	02/04/08	(9)
Swiss Franc (Sell)	508	506	02/05/08	(2)

				$(55)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Industry
as of January 31, 2008

Percentage of
Industry	Net Assets
Basic Materials	12.3
Capital Goods	6.7
Consumer Cyclical	17.5
Consumer Staples	7.2
Energy	1.0
Finance	9.8
Health Care	11.0
Services	0.1
Technology	23.1
Transportation	2.3
Utilities	8.0
Short-Term Investments	5.8
Other Assets and Liabilities	(4.8)

Total	100.0%

The Hartford International Opportunities Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 93.6%
	Austria – 1.2%
72	OMV AG †	$5,166

	Belgium – 0.3%
30	UCB S.A. † ▼	1,478

	Brazil – 4.4%
406	All America Latina Logistica S.A.	4,384
256	Bolsa De Mercadorias e Futuros	2,318
12	MMX Mineracao E Metalicos S.A. ●	6,119
51	Petroleo Brasileiro S.A. ADR	5,635

		18,456

	Canada – 2.6%
109	Canadian Natural Resources Ltd.	6,958
61	EnCana Corp. ▼	4,028

		10,986

	China – 3.3%
6,126	Bank of China Ltd. † ▼	2,524
2,458	China Communications Construction Co., Ltd. † ▼	5,890
849	China Merchants Bank Co., Ltd. † ▼	2,992
3,334	Shanghai Electric Group Co., Ltd. †	2,594

		14,000

	Egypt – 1.4%
79	Orascom Telecom Holding SAE GDR ▼	5,847

	Finland – 3.0%
337	Nokia Oyj †	12,426

	France – 8.0%
7	Alstom RGPT †	1,480
152	AXA S.A. † ▼	5,213
21	BNP Paribas † ▼	2,073
43	Bouygues S.A. † ▼	3,289
82	Cie Generale d’Optique Essilor International S.A. † ● ▼	4,779
243	France Telecom S.A. †	8,574
141	Safran S.A. † ▼	2,329
71	Sanofi-Aventis S.A. †	5,830

		33,567

	Germany – 10.2%
22	Allianz SE-REG †	3,877
43	Continental AG †	4,476
82	Daimler AG † ▼	6,408
37	Deutsche Boerse AG †	6,524
50	Deutsche Postbank AG † ▼	4,184
61	E.On AG †	11,298
47	Siemens AG †	6,018

		42,785

	Hong Kong – 2.7%
908	China Resources Enterprise †	3,061
642	Hengan International Group Co., Ltd. † ▼	2,347
2,010	Shangri-La Asia Ltd. †	5,997

		11,405

	India – 2.3%
54	Bharat Heavy Electricals †	2,875
191	Bharti Televentures † ●	4,198
23	HDFC Bank Ltd.	2,733

		9,806

	Ireland – 1.9%
143	Elan Corp. plc ADR ●	3,636
144	Ryanair Holdings plc † ●	820
102	Ryanair Holdings plc ADR ● ▼.	3,392

		7,848

	Israel – 1.0%
93	Teva Pharmaceutical Industries Ltd. ADR	4,268

	Italy – 2.6%
187	Bulgari S.p.A. †	2,161
1,158	Unicredit S.p.A. †	8,581

		10,742

	Japan – 7.0%
113	Canon, Inc. †	4,782
42	Eisai Co., Ltd. †	1,738
70	Honda Motor Co., Ltd. †	2,155
2	Japan Tobacco, Inc. †	12,652
62	Mitsubishi Estate Co., Ltd. †	1,669
196	Mitsui & Co., Ltd. †	3,993
381	Toshiba Corp. † ▼	2,604

		29,593

	Luxembourg – 0.7%
39	Evraz Group S.A.	2,846

	Mexico – 0.7%
133	Grupo Aeroportuario Del ADR	3,135
	Netherlands – 4.8%
229	ASML Holding N.V. †	6,034
152	Koninklijke Philips Electronics N.V. †	5,956
255	Unilever N.V. CVA †	8,305

		20,295

	Norway – 2.5%
148	Aker Kvaerner †	2,788
79	Petroleum Geo-Services †	1,708
283	Telenor ASA †	5,861

		10,357

	Papua New Guinea – 0.7%
874	Lihir Gold Ltd. † ●	2,844

	Russia – 3.2%
152	Gazprom OAO	7,304
93	TMK OAO GDR ■	3,352
83	Uralkali ● ■	2,634

		13,290

	South Africa – 1.9%
118	Impala Platinum Holdings Ltd. †	4,472
214	MTN Group Ltd. †	3,409

		7,881

	South Korea – 0.6%
26	LG Electronics, Inc. † ●	2,500

	Spain – 2.5%
391	Banco Santander Central Hispano S.A. ▼	6,885

The Hartford International Opportunities Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Spain (continued)
447	Iberdrola Renovables ● ▼	$3,604

		10,489

	Sweden – 0.8%
1,524	Telefonaktiebolaget LM Ericsson †	3,470

	Switzerland – 6.7%
143	Julius Baer Holding Ltd. †	10,048
26	Nestle S.A. †	11,578
28	Synthes, Inc. †	3,536
75	UBS AG †	3,120

		28,282

	United Kingdom – 14.2%
81	AstraZeneca plc †	3,418
82	Johnson Matthey plc †	3,062
382	Man Group plc †	4,206
111	Reckitt Benckiser Group plc †	5,838
55	Rio Tinto plc †	5,539
219	Sabmiller plc †	4,730
342	Smith & Nephew plc †	4,652
158	Standard Chartered plc †	5,287
1,179	Vodafone Group plc †	4,124
245	Xstrata plc †	18,894

		59,750

	United States – 2.4%
39	Frontline Ltd.	1,671
289	Invesco Ltd.	7,856
24	Lihir Gold Ltd. ADR	776
		10,303
	Total common stock (Cost $377,140)	$393,815

Principal
Amount
SHORT-TERM INVESTMENTS – 11.7%
	Repurchase Agreements – 4.1%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $5,963, collateralized by FNMA 5.00%, 2035, value of $6,082)
$5,962	3.00% dated 01/31/2008	$5,962

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $8,283, collateralized by FHLMC 4.50% - 7.00%, 2017 – 2038, GNMA 4.50% - 7.00%, 2035 – 2037, value of $8,448)

8,282	3.00% dated 01/31/2008	8,282
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $3,063, collateralized by FNMA 5.50% - 6.00%, 2034 – 2037, value of $3,124)
3,063	2.99% dated 01/31/2008	3,063
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $33, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $34)
33	1.70% dated 01/31/2008	33

		17,340

			Market
Shares			Value +
	Securities Purchased with Proceeds from Security Lending – 7.6%
	Cash Collateral Reinvestment Fund:
$31,798	Navigator Prime Portfolio		$31,798

	Total short-term investments (Cost $49,138)		$49,138

	Total investments (Cost $426,278) ▲	105.3%	$442,953
	Other assets and liabilities	(5.3)%	(22,111)

	Total net assets	100.0%	$420,842

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 91.13% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $427,065 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$35,843
Unrealized Depreciation	(19,955)
Net Unrealized Appreciation	$15,888

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at January 31, 2008, was $304,434, which represents 72.34% of total net assets.

●	Currently non-income producing.

▼	Security is partially on loan at January 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2008, was $5,986, which represents 1.42% of total net assets.
Forward Foreign Currency Contracts Outstanding at January 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$484	$486	02/04/08	$(2)
British Pound (Buy)	4,013	4,013	02/01/08	—
British Pound (Buy)	1,350	1,349	02/04/08	1
British Pound (Buy)	661	661	02/05/08	—
Canadian Dollar (Buy)	905	911	02/01/08	(6)
Euro (Sell)	3,770	3,753	02/04/08	(17)
Euro (Sell)	18	18	02/05/08	—
Hong Kong Dollar (Buy)	188	188	02/01/08	—
Hong Kong Dollar (Sell)	2,028	2,028	02/04/08	—
Japanese Yen (Sell)	816	812	02/01/08	(4)
Japanese Yen (Sell)	7,474	7,436	02/04/08	(38)
Norwegian Krone (Sell)	552	549	02/01/08	(3)
South African Rand (Buy)	31	33	02/01/08	(2)
South African Rand (Buy)	1,377	1,409	02/06/08	(32)

				$(103)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford International Opportunities Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)
Diversification by Industry
as of January 31, 2008

Percentage of
Industry	Net Assets
Basic Materials	13.1%
Capital Goods	2.2
Consumer Cyclical	7.2
Consumer Staples	9.9
Energy	7.3
Finance	19.0
Health Care	8.5
Services	2.2
Technology	17.4
Transportation	3.2
Utilities	3.6
Short-Term Investments	11.7
Other Assets and Liabilities	(5.3)

Total	100.0%

The Hartford International Small Company Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 98.4%
	Australia – 8.7%
90	Aquarius Platinum Ltd. †	$1,085
780	Austal Ltd. †	1,491
756	Boart Longyear Group † ●	1,352
2,313	Centamin Egypt Ltd. † ●	2,966
356	Oxiana Ltd. † ▼	988
496	Programmed Maintenance Services Ltd. †	1,965
162	Ramsay Health Care Ltd. † ▼	1,630
525	Resource Pacific Holdings Ltd. † ● ▼	1,402
456	Seek Ltd. † ▼	2,605
915	Tower Australia Group Ltd. † ▼	2,069
399	Transurban Group † ▼	2,382
804	WHK Group Ltd. †	1,174
196	Zinifex Ltd. † ▼	1,855

		22,964

	Belgium – 0.5%
6	Umicore †	1,425

	Brazil – 2.6%
56	Dufry South America Ltd. ●	1,120
115	Lupatech S.A.	3,244
6	MPX Mineracao e Energia S.A. ●	2,501

		6,865

	Canada – 1.4%
19	First Quantum Minerals Ltd. †	1,429
245	Uranium Participation Corp. ● ▼	2,246

		3,675

	Chile – 0.6%
9	Sociedad Quimica Y Minera de Chile S.A.	1,542

	China – 4.9%
2,775	China Dongxiang Group Co. ● ▼	1,683
4,963	China Power International Development Ltd. † ▼	1,694
1,230	Cosco Pacific Ltd. †	2,467
972	Shandong Weigao Group Medical Polymer Co., Ltd. ▼	1,640
2,692	Sinofert Holdings Ltd. † ▼	2,156
1,402	Soho China Ltd. ●	1,195
1,162	Stella International †	2,095

		12,930

	Denmark – 0.7%
33	Genmab A/S † ● ▼	2,009

	Finland – 1.6%
50	Nokian Rendaat Oyj †	1,703
55	Outotec Oyj †	2,689

		4,392

	France – 5.5%
26	BioMerieux S.A. †	2,597
8	Cegedim S.A. † ▼	652
61	Ipsen †	3,382
46	Korian †	1,642
88	Maurel ET Prom †	1,534
62	Rhodia S.A. † ●	1,743
19	Seche Environment †	3,089

		14,639

	Germany – 5.1%
90	Arcandor AG † ● ▼	1,666
5	K+S AG † ▼	1,281
132	Rhoen-Klinikum AG †	3,550
63	Stada Arzneimittel AG †	3,958
118	Symrise AG † ●	2,929

		13,384

	Hong Kong – 2.7%
2,016	Far East Pharmaceutical Technology Co., Ltd. † ● ▼ ⌂	—
1,994	First Pacific Co., Ltd. †	1,423
1,075	Shangri-La Asia Ltd. †	3,206
1,782	Shun Tak Holdings Ltd. † ▼	2,485

		7,114

	India – 0.6%
110	Dr. Reddy’s Laboratories Ltd. ADR	1,526

	Israel – 0.5%
183	Makhteshim-Agan Industries Ltd. † ●	1,448

	Italy – 5.8%
115	Ansaldo STS S.p.A. † ●	1,456
171	Antichi Pellettieri S.p.A. †	2,030
95	Autogrill S.p.A †	1,607
76	DiaSorin S.p.A. † ●	1,377
123	Enia S.p.A. † ●	1,975
490	Immobiliare Grande Distribuzione † ▼	1,476
55	Mariella Burani Fashion Group S.p.A. †	1,373
58	Pirelli & C. Real Estate S.p.A. †	2,314
86	Prysmian S.p.A. † ●	1,723

		15,331

	Japan – 23.7%
83	AEON Mall Co., Ltd. † ▼	2,134
440	Daishi Bank Ltd. †	1,803
304	Higo Bank Ltd. †	1,886
284	Hitachi Metals Ltd. † ▼	3,772
201	Iino Kaiun Kaisha Ltd. † ▼	1,773
4	Jupiter Telecommunications Co., Ltd. † ●	3,622
2	KK DaVinci Advisors † ● ▼	1,666
71	Kobayashi Pharmaceutical Co., Ltd. †	2,793
138	Mitsubishi Tanabe Pharma Corp.	1,667
76	Miura Co., Ltd. † ▼	1,742
62	Modec, Inc. † ▼	1,705
220	Nabtesco Corp. †	2,700
461	Nachi-Fujikoshi Corp. † ▼	1,601
149	Nok Corp. †	3,047
418	NTN Corp. †	3,027
75	OBIC Business Consultants Ltd. † ▼	3,883
22	OBIC Co., Ltd. †	4,146
46	Point, Inc. † ▼	2,204
1	RISA Partners, Inc. † ▼	1,185
101	Securities Carbon Ltd. †	799
256	Shionogi & Co., Ltd. †	4,810
805	Sumitomo Osaka Cement Co., Ltd. † ▼	1,565
75	Sysmex Corp. † ▼	3,134
68	Taiyo Ink Manufacturing Co., Ltd. † ▼	1,600
122	Tokai Carbon Co. †	966

The Hartford International Small Company Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Japan (continued)
51	Uni-Charm Corp. † ▼	$3,385

		62,615

	Liechtenstein – 1.1%
13	Verwalt & Privat-Bank AG †	2,928

	Malaysia – 0.5%
2,910	Air Asia BHD † ●	1,478

	Netherlands – 2.6%
420	Dockwise Ltd. † ●	1,463
14	OPG Groep N.V. †	379
98	SBM Offshore N.V. †	2,833
154	Spazio Investment N.V.	2,291

		6,966

	Norway – 2.2%
597	Eitzen Chemical ASA † ●	2,113
160	TGS Nopec Geophysical Co. ASA † ● ▼	1,959
258	Wavefield Inseis ASA † ●	1,649

		5,721

	Singapore – 0.7%
1,519	Goodpack Ltd. † ▼	1,755

	South Korea – 1.6%
9	Cheil Communications, Inc. †	2,327
5	Hana Tour Service, Inc. †	374
35	Hanjin Heavy Industrial & Construction ●	1,514

		4,215

	Spain – 2.1%
179	Laboratorios Almiral S.A. † ●	3,486
57	Prosegur Compania de Seguridad S.A. †	2,018

		5,504

	Sweden – 3.5%
295	Lundin Petroleum Ab † ●	2,935
165	Munters Ab † ▼	1,775
208	Swedish Match Ab †	4,594

		9,304

	Switzerland – 3.4%
17	Bachem Holding AG Class B †	1,356
54	Dufry Group	4,389
75	Paris RE Holdings Ltd. † ●	1,604
65	Temenos Group AG † ● ¥	1,539

		8,888

	United Kingdom – 15.8%
112	Admiral Group plc †	2,207
66	Aveva Group plc †	1,311
80	Babcock International Group plc †	893
359	Clapham House Group plc † ●	1,473
404	Detica Group plc †	1,736
251	easyJet plc † ●	2,354
352	Fenner plc †	1,577
1,645	Guinness Peat Group plc † ▼	1,920
122	Hamworthy KSE	931
64	Homeserve plc †	2,132
340	Informa Group plc †	2,654
243	Lancashire Holdings Ltd. †	1,407
379	Mears Group plc †	2,019
400	Meggitt plc †	2,291
406	Petrofac Ltd. †	4,173
378	Rexam plc †	3,171
635	Senior plc †	1,197
106	Ultra Electronics Holdings plc †	2,343
164	VT Group plc †	2,116
101	Wellstream Holdings plc † ●	2,348
456	Wolfson Microelectronics plc † ●	1,438

		41,691

	Total common stock (Cost $280,803)	$260,309

Principal
Amount
SHORT-TERM INVESTMENTS – 18.6%
	Repurchase Agreements – 0.8%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $702, collateralized by FNMA 5.00%, 2035, value of $716)
$702	3.00% dated 01/31/2008	$702

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $975, collateralized by FHLMC 4.50% - 7.00%, 2017 – 2038, GNMA 4.50% - 7.00%, 2035 – 2037, value of $994)

975	3.00% dated 01/31/2008	975
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $361, collateralized by FNMA 5.50% - 6.00%, 2034 – 2037, value of $368)
360	2.99% dated 01/31/2008	360
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $4, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $4)
4	1.70% dated 01/31/2008	4

		2,041

Shares
Securities Purchased with Proceeds from Security Lending – 17.8%
Cash Collateral Reinvestment Fund:
45,710	Navigator Prime Portfolio	45,710

Principal
Amount
	Federal Home Loan Bank Collateral Securities:
	Federal Home Loan Bank
66	2.75%, 03/14/2008	67
11	4.88%, 03/05/2008	11
745	5.35%, 06/15/2010	773

		851

	Federal Home Loan Mortgage Corporation Collateral Securities:
	Federal Home Loan Mortgage Corporation
297	3.85%, 02/26/2008	296

The Hartford International Small Company Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS (continued)
	Securities Purchased with Proceeds from Security Lending (continued)
	Federal Home Loan Mortgage Corporation Collateral Securities (continued):
	Federal Home Loan Mortgage Corporation (continued)
$139	6.63%, 09/15/2009		$151

			447

	U.S. Treasury Collateral Securities:
	U.S. Treasury Bond
–	8.00%, 11/15/2021		1
	U.S. Treasury Note
1	1.88%, 07/15/2015 ◄		1
79	2.63%, 05/15/2008		80

			82

			47,090

	Total short-term investments (Cost $49,131)		$49,131

	Total investments (Cost $329,934) ▲	117.0%	$309,440
	Other assets and liabilities	(17.0)%	(44,992)

	Total net assets	100.0%	$264,448

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 98.43% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $332,246 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,308
Unrealized Depreciation	(34,114)
Net Unrealized Depreciation	$(22,806)

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at January 31, 2008, was $232,820, which represents 88.04% of total net assets.

●	Currently non-income producing.

▼	Security is partially on loan at January 31, 2008.

¥	Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At January 31, 2008, the market value of these securities was $1,539, which represents 0.58% of total net assets.

◄	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
03/2004 – 05/2004	2,016	Far East Pharmaceutical Technology Co., Ltd.	$293

The aggregate value of these securities at January 31, 2008 rounds to zero.
Forward Foreign Currency Contracts Outstanding at January 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Australian Dollar (Sell)	$27	$27	02/05/08	$—
British Pound (Sell)	643	643	02/05/08	—
Euro (Sell)	1,163	1,156	02/01/08	(7)
Euro (Sell)	421	419	02/04/08	(2)
Euro (Sell)	109	109	02/05/08	—
Japanese Yen (Sell)	523	520	02/01/08	(3)
Japanese Yen (Buy)	240	239	02/04/08	1
Japanese Yen (Sell)	166	167	02/05/08	1
Swedish Krona (Buy)	390	389	02/05/08	1

				$(9)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Industry
as of January 31, 2008

Percentage of
Industry	Net Assets
Basic Materials	18.3
Capital Goods	5.0
Consumer Cyclical	8.9
Consumer Staples	1.7
Energy	7.1
Finance	12.2
Health Care	16.8
Services	7.0
Technology	10.1
Transportation	7.7
Utilities	3.6
Short-Term Investments	18.6
Other Assets and Liabilities	(17.0)

Total	100.0%

The Hartford LargeCap Growth Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 99.1%
	Basic Materials – 1.8%
1	AK Steel Holding Corp. ●	$70
1	Precision Castparts Corp.	62
1	Shaw Group, Inc. ●	75

		207

	Capital Goods – 6.6%
1	3M Co.	67
2	Boeing Co.	128
2	Caterpillar, Inc.	124
3	Dresser-Rand Group, Inc. ●	89
1	Honeywell International, Inc.	88
1	Illinois Tool Works, Inc.	64
3	Novellus Systems, Inc. ●	70
1	Textron, Inc.	49
1	United Technologies Corp.	76

		755

	Consumer Cyclical – 12.1%
2	Altria Group, Inc.	138
1	Amazon.com, Inc. ●	99
–	AutoZone, Inc. ●	59
8	Big Lots, Inc. ●	133
3	Coach, Inc. ●	97
1	Costco Wholesale Corp.	59
2	Dick’s Sporting Goods, Inc. ●	72
1	Foster Wheeler Ltd. ●	59
2	GameStop Corp. Class A ●	80
2	NIKE, Inc. Class B	112
–	NVR, Inc. ●	133
10	RadioShack Corp.	173
2	TJX Cos., Inc.	68
2	Wal-Mart Stores, Inc.	98

		1,380

	Consumer Staples – 6.4%
2	Coca-Cola Co.	107
1	Colgate-Palmolive Co.	92
2	Kellogg Co.	75
1	Loews Corp. — Carolina Group	80
2	PepsiCo, Inc.	127
1	Procter & Gamble Co.	88
2	UST, Inc.	90
1	William Wrigley, Jr. Co.	73

		732

	Energy – 4.6%
2	ENSCO International, Inc.	100
2	Exxon Mobil Corp.	138
6	Global Industries ●	100
1	Schlumberger Ltd.	81
1	Tesoro Corp.	54
2	Western Refining, Inc.	49

		522

	Finance – 15.0%
1	Aetna, Inc.	73
2	Aflac, Inc.	116
2	American Express Co.	80
3	Charles Schwab Corp.	67
1	Cigna Corp.	57
–	CME Group Inc.	63
1	Eaton Vance Corp.	54
2	Federated Investors, Inc.	83
2	Health Net, Inc. ●	78
2	Humana, Inc. ●	170
1	IntercontinentalExchange, Inc. ●	75
3	Invesco Ltd.	88
3	Janus Capital Group, Inc.	88
1	Mastercard, Inc.	126
1	PartnerRe Ltd.	67
2	Philadelphia Consolidated Holding Corp. ●	56
1	Prudential Financial, Inc.	62
1	T. Rowe Price Group, Inc.	60
2	UnitedHealth Group, Inc.	82
1	Wellcare Health Plans, Inc. ●	58
1	Wellpoint, Inc. ●	59
1	XL Capital Ltd. Class A	48

		1,710

	Health Care – 14.7%
1	Abbott Laboratories	79
1	Allergan, Inc.	63
2	Amgen, Inc. ●	79
2	Bristol-Myers Squibb Co.	54
2	Coventry Health Care, Inc. ●	98
1	Eli Lilly & Co.	70
4	Endo Pharmaceuticals Holdings, Inc. ●	105
3	Forest Laboratories, Inc. ●	114
2	Herbalife Ltd.	68
2	Johnson & Johnson	116
1	McKesson Corp.	87
3	Medco Health Solutions, Inc. ●	134
3	Merck & Co., Inc.	118
1	Monsanto Co.	119
3	Sepracor, Inc. ●	82
8	Warner Chilcott Ltd. ●	129
3	Watson Pharmaceuticals, Inc. ●	71
2	Wyeth	86

		1,672

	Services – 9.9%
4	Accenture Ltd. Class A	145
2	Apollo Group, Inc. Class A ●	130
2	Autodesk, Inc. ●	100
1	DST Systems, Inc. ●	69
1	Express Scripts, Inc. ●	62
–	Fluor Corp.	56
1	ITT Educational Services, Inc. ●	124
12	Novell, Inc. ●	78
11	Regal Entertainment Group	210
3	Synopsys, Inc. ●	58
3	Walt Disney Co.	94

		1,126

	Technology – 26.5%
2	Adobe Systems, Inc. ●	66
3	Analog Devices, Inc.	73
1	Apple, Inc. ●	166
4	Applied Materials, Inc.	69
4	BMC Software, Inc. ●	137
4	CA, Inc.	92
6	Cisco Systems, Inc. ●	149
2	Citrix Systems, Inc. ●	56
3	Corning, Inc.	62

The Hartford LargeCap Growth Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology (continued)
1	Danaher Corp.	$54
2	Dolby Laboratories, Inc. Class A ●	96
9	EMC Corp. ●	141
1	Emerson Electric Co.	60
1	Garmin Ltd.	43
–	Google, Inc. ●	177
3	Hewlett-Packard Co.	140
7	Intel Corp.	138
1	International Business Machines Corp.	139
4	Juniper Networks, Inc. ●	109
1	L-3 Communications Holdings, Inc.	63
2	Lam Research Corp. ●	76
1	Lockheed Martin Corp.	100
1	MEMC Electronic Materials, Inc. ●	62
7	Microsoft Corp.	221
3	National Semiconductor Corp.	58
4	NVIDIA Corp. ●	103
7	Oracle Corp. ●	147
2	Qualcomm, Inc.	102
4	Texas Instruments, Inc.	112

		3,011

	Utilities – 1.5%
3	Mirant Corp. ●	100
1	PPL Corp.	69

		169

	Total common stock (Cost $11,893)	$11,284

EXCHANGE TRADED FUNDS – 0.3%
	Finance – 0.3%
1	iShares Russell 1000	$34

	Total exchange traded funds (Cost $37)	$34

	Total long-term investments (Cost $11,930)	$11,318

Principal
Amount
SHORT-TERM INVESTMENTS – 2.7%
	Repurchase Agreements – 2.4%

BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/01/2008 in the amount of $93, collateralized by U.S. Treasury Bond 6.00% – 8.75%, 2017 – 2026, U.S. Treasury Note 9.88% 2015, value of $96)

$93	1.70% dated 01/31/2008	$93
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 02/01/2008 in the amount of $93, collateralized by U.S. Treasury Note 4.13%, 2012, value of $96)
93	1.70% dated 01/31/2008	93
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2008 in the amount of $94, collateralized by U.S. Treasury Bond 5.50%, 2014, U.S. Treasury Note 12.50% 2028, value of $96)
94	1.60% dated 01/31/2008	94

		280

Principal			Market
Amount			Value +
	U.S. Treasury Bills – 0.3%
$30	2.85%, 03/13/2008 o		$30

	Total short-term investments (Cost $310)		$310

	Total investments (Cost $12,240) ▲	102.1%	$11,628
	Other assets and liabilities	(2.1)%	(240)

	Total net assets	100.0%	$11,388

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $12,268 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$499

Unrealized Depreciation	(1,139)
Net Unrealized Depreciation	$(640)

●	Currently non-income producing.

o	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford MidCap Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 95.8%
	Basic Materials - 7.7%
265	Agrium, Inc. ▼	$17,091
248	CF Industries Holdings, Inc. ▼	26,486
301	Cleveland-Cliffs, Inc. ▼	30,654
338	Consol Energy, Inc.	24,659
456	FMC Corp.	24,252
199	Lupatech S.A.	5,617
411	Nucor Corp.	23,750
241	Peabody Energy Corp. ▼	12,992
239	Precision Castparts Corp. ▼	27,187
91	Sealed Air Corp.	2,387
654	Thompson Creek Metals Co. Inc ●	10,635
165	United States Steel Corp.	16,879

		222,589

	Capital Goods - 2.2%
11	Alliant Techsystems, Inc. ●	1,143
994	Kennametal, Inc.	30,434
631	Toro Co. ▼	31,139

		62,716

	Consumer Cyclical - 16.0%
267	Abercrombie & Fitch Co. Class A ▼	21,285
1,465	American Eagle Outfitters, Inc.	33,738
1,292	BJ’s Wholesale Club, Inc. ● ▼	41,906
479	BorgWarner, Inc.	24,237
1,044	Dick’s Sporting Goods, Inc. ● ▼	33,982
336	Foster Wheeler Ltd. ●	23,006
563	Gildan Activewear, Inc. ● ▼	20,797
3,719	Greentown China Holdings †	4,489
8,386	Li & Fung Ltd. †	31,577
538	Liz Claiborne, Inc. ▼	11,780
550	Newell Rubbermaid, Inc.	13,257
49	NVR, Inc. ● ▼	31,070
647	O’Reilly Automotive, Inc. ● ▼	19,035
525	Oshkosh Corp. ▼	24,001
460	PACCAR, Inc. ▼	21,583
590	Patterson Cos., Inc. ● ▼	18,894
7,266	Peace Mark Holdings Ltd. †	8,473
410	PetSmart, Inc. ▼	9,381
1,228	Supervalu, Inc. ▼	36,920
604	Tiffany & Co. ▼	24,112
129	Under Armour, Inc. Class A ● ▼	5,188

		458,711

	Consumer Staples - 1.6%
748	Clorox Co. ▼	45,886

	Energy - 7.9%
528	Cie Gen Geophysique ADR ● ▼	24,624
165	Diamond Offshore Drilling, Inc. ▼	18,588
902	Forest Oil Corp. ●	40,770
487	Noble Energy, Inc.	35,310
639	Seadrill Ltd. † ●	13,397
391	Southwestern Energy Co. ●	21,878
1,356	UGI Corp.	36,089
549	Ultra Petroleum Corp. ●	37,764

		228,420

	Finance - 10.6%
7,182	Aberdeen Asset Management plc †	20,557
99	Blackrock, Inc. ▼	21,933
494	Bovespa Holding S.A.	7,223
206	Everest Re Group Ltd.	20,948
374	Forest City Enterprises, Inc. Class A ▼	14,892
346	Health Net, Inc. ● ▼	16,095
475	Kimco Realty Corp. ▼	17,003
130	M&T Bank Corp.	11,893
129	Popular, Inc.	1,740
371	State Street Corp. ▼	30,450
373	T. Rowe Price Group, Inc.	18,860
1,704	UCBH Holdings, Inc. ▼	24,062
1,415	Unum Group ▼	32,016
502	Waddell and Reed Financial, Inc. Class A ▼	16,651
2,197	Western Union Co.	49,211

		303,534

	Health Care - 14.8%
780	Amylin Pharmaceuticals, Inc. ● ▼	23,124
872	Barr Pharmaceuticals, Inc. ● ▼	45,489
811	Beckman Coulter, Inc. ▼	53,925
486	Brookdale Senior Living, Inc. ▼	10,841
386	Cephalon, Inc. ● ▼	25,341
585	Charles River Laboratories International, Inc. ● ▼	36,341
1,252	Community Health Systems, Inc. ● ▼	40,196
796	Elan Corp. plc ADR ●	20,237
46	Intuitive Surgical, Inc. ●	11,633
1,643	Millennium Pharmaceuticals, Inc. ● ▼	24,923
485	Perrigo Co.	14,970
647	Regeneron Pharmaceuticals, Inc. ● ▼	13,127
598	Sepracor, Inc. ● ▼	16,879
624	St. Jude Medical, Inc. ● ▼	25,290
787	Universal Health Services, Inc. Class B	37,082
211	Varian Medical Systems, Inc. ●	10,959
179	Zimmer Holdings, Inc. ●	14,026

		424,383

	Services - 12.9%
3,254	Allied Waste Industries, Inc. ● ▼	32,055
724	Autodesk, Inc. ● ▼	29,780
428	C.H. Robinson Worldwide, Inc. ▼	23,788
1,619	Cadence Design Systems, Inc. ● ▼	16,428
1,197	DreamWorks Animation SKG, Inc. ●	29,277
1,244	Equifax, Inc. ● ▼	46,147
360	Factset Research Systems, Inc. ▼	20,146
119	Fluor Corp. ▼	14,527
170	ITT Educational Services, Inc. ● ▼	15,502
647	Manpower, Inc. ▼	36,378
1,835	Republic Services, Inc.	55,052
1,400	Robert Half International, Inc. ▼	38,878
67	Strayer Education, Inc. ▼	11,597

		369,555

	Technology - 15.7%
520	Activision, Inc. ●	13,442
1,919	Altera Corp.	32,412
493	American Tower Corp. Class A ● ▼	18,499
869	BMC Software, Inc. ●	27,846
489	CommScope, Inc. ● ▼	21,696
183	Ctrip.Com International Ltd.	8,374
349	DaVita, Inc. ●	18,625
728	Electronic Arts, Inc. ● ▼	34,466
760	Emulex Corp. ● ▼	11,853

The Hartford MidCap Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology (continued)
293	Equinix, Inc. ● ▼	$22,153
452	F5 Networks, Inc. ●	10,640
739	FLIR Systems, Inc. ● ▼	22,383
48	Global Payments, Inc.	1,792
653	Lam Research Corp. ● ▼	25,069
786	Linear Technology Corp. ▼	21,757
296	Logitech International S.A. ●	8,975
1,204	McAfee, Inc. ●	40,513
366	National Instruments Corp. ▼	9,831
309	Network Appliance, Inc. ● ▼	7,175
469	Rockwell Collins, Inc.	29,647
1,375	Sonus Networks, Inc. ● ▼	5,624
723	THQ, Inc. ●	13,027
1,314	VeriSign, Inc. ● ▼	44,574

		450,373

	Transportation - 3.8%
378	Con-way, Inc. ▼	18,395
279	Expeditors International of Washington, Inc. ▼	13,203
1,321	J.B. Hunt Transport Services, Inc. ▼	41,096
705	Landstar System, Inc. ▼	35,261

		107,955

	Utilities - 2.6%
1,232	DPL, Inc. ▼	34,197
1,220	Northeast Utilities .	33,810
81	Sunpower Corp. ● ▼	5,576

		73,583

	Total common stock (Cost $2,701,239)	$2,747,705

Principal
Amount
SHORT-TERM INVESTMENTS - 29.1%
	Repurchase Agreements - 3.6%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $35,221, collateralized by FNMA 5.00%, 2035, value of $35,923)
$35,218	3.00% dated 01/31/2008		$35,218

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $48,924, collateralized by FHLMC 4.50% - 7.00%, 2017 - 2038, GNMA 4.50% - 7.00%, 2035 - 2037, value of $49,898)

48,920	3.00% dated 01/31/2008		48,920
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $18,092, collateralized by FNMA 5.50% - 6.00%, 2034 - 2037, value of $18,453)
18,091	2.99% dated 01/31/2008		18,091
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $195, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $200)
195	1.70% dated 01/31/2008		195

			102,424

	Securities Purchased with Proceeds from Security Lending - 25.5%
	Cash Collateral Reinvestment Fund:
$79,937	Goldman Sachs FS Prime Obligation/Institutional Fund		$79,937
652,202	Mellon GSL DBT II Collateral Fund ⌂		652,202

			732,139

	Total short-term investments (Cost $834,563)		$834,563

	Total investments (Cost $3,535,802) ▲	124.9%	$3,582,268
	Other assets and liabilities	(24.9)%	(713,443)

	Total net assets	100.0%	$2,868,825

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.04% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $3,536,707 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$266,954
Unrealized Depreciation	(221,393)

Net Unrealized Appreciation	$45,561

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at January 31, 2008, was $78,493, which represents 2.74% of total net assets.

●	Currently non-income producing.

▼	Security is partially on loan at January 31, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. Notwithstanding the securities purchased with proceeds from security lending have been deemded illiquid for purposed of this report, the cash collateral reinvestment fund has redeemed shares daily in respect of recalled loaned securities.

Period	Shares/		Cost
Acquired	Par	Security	Basis
12/2006 — 01/2008	652,202	Mellon GSL DBT II Collateral Fund	652,202

The aggregate value of these securities at January 31, 2008 was $652,202 which represents 22.73% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford MidCap Growth Fund (merged into The Hartford Select MidCap Growth Fund on February 25, 2008)
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 99.4%
	Basic Materials - 8.4%
1	Airgas, Inc.	$52
1	Ball Corp.	67
3	Cabot Corp.	78
26	Chemtura Corp.	172
1	Church & Dwight Co., Inc.	53
1	Cleveland-Cliffs, Inc.	56
19	Domtar Corp. ●	157
2	Lubrizol Corp.	88
1	Massey Energy Co.	47
4	Nalco Holding Co.	76
1	Owens-Illinois, Inc. ●	65
1	Packaging Corp. of America	35
1	Rohm & Haas Co.	43
5	RPM International, Inc.	104
3	Sealed Air Corp.	82
1	Steel Dynamics, Inc.	62
5	Valspar Corp.	104

		1,341

	Capital Goods - 4.3%
1	Goodrich Corp.	70
2	International Game Technology	76
2	Joy Global, Inc.	118
3	Lennox International, Inc.	94
1	National Oilwell Varco, Inc. ●	81
1	Pall Corp.	41
1	Smith International, Inc.	44
2	Textron, Inc.	85
2	Varian Semiconductor Equipment Associates, Inc. ●	73

		682

	Consumer Cyclical - 13.1%
1	Abercrombie & Fitch Co. Class A .	75
1	Avery Dennison Corp.	44
2	Avnet, Inc. ●	81
3	Barnes & Noble, Inc.	90
6	Big Lots, Inc. ●	108
1	BorgWarner, Inc.	62
2	Copart, Inc. ●	72
3	Crocs, Inc. ●▼	96
3	Dick’s Sporting Goods, Inc. ●	114
4	Dollar Tree Stores, Inc. ●	110
1	Fastenal Co.	55
2	Foster Wheeler Ltd. ●	107
2	GameStop Corp. Class A ●	109
1	Guess ?, Inc.	48
2	MSC Industrial Direct Co., Inc.	67
–	NVR, Inc. ●	140
7	RadioShack Corp.	114
2	Reliance Steel & Aluminum	117
5	Saks, Inc. ●	94
2	Scotts Miracle-Gro Co. Class A	59
1	Sherwin-Williams Co.	56
2	Tim Hortons, Inc.	63
3	TJX Cos., Inc.	97
3	Yum! Brands, Inc.	99

		2,077

	Consumer Staples - 2.4%
1	Hansen National Corp. ●	49
1	Loews Corp. — Carolina Group	100
1	Pepsi Bottling Group, Inc.	50
1	UST, Inc.	76
2	William Wrigley, Jr. Co.	108

		383

	Energy - 11.6%
3	BJ Services Co.	64
4	Chesapeake Energy Corp.	152
1	Constellation Energy Group, Inc.	56
1	ENSCO International, Inc.	62
2	Frontier Oil Corp.	71
2	Global Industries ●	42
2	Helix Energy Solutions Group, Inc. ●	86
1	Holly Corp.	60
4	Nabors Industries Ltd. ●	106
1	Noble Energy, Inc.	48
1	Oceaneering International, Inc. ●	35
4	Pride International, Inc. ●	111
2	Rowan Companies, Inc.	69
2	Sunoco, Inc.	138
2	Superior Energy Services, Inc. ●	68
3	Tesoro Corp.	136
4	Unit Corp. ●	195
5	W&T Offshore, Inc.	154
1	Weatherford International Ltd. ●	85
3	Western Refining, Inc.	65
1	Williams Cos., Inc.	40

		1,843

	Finance - 12.6%
1	Affiliated Managers Group, Inc. ●	52
1	Cigna Corp.	71
2	Eaton Vance Corp.	70
1	Erie Indemnity Co.	45
3	Federated Investors, Inc.	110
1	Health Care, Inc.	45
2	Health Net, Inc. ●	99
3	Humana, Inc. ●	268
1	IntercontinentalExchange, Inc. ●	97
2	Invesco Ltd.	67
3	Janus Capital Group, Inc.	82
1	Macerich Co.	44
1	Mastercard, Inc.	199
2	Nasdaq Stock Market, Inc. ●	92
1	Northern Trust Corp.	45
–	Nymex Holdings, Inc.	54
1	PartnerRe Ltd.	59
1	ProLogis	59
2	T. Rowe Price Group, Inc.	99
2	Taubman Centers, Inc.	94
4	TD Ameritrade Holding Corp. ●	66
2	Ventas, Inc.	80
2	Wellcare Health Plans, Inc. ●	108

		2,005

	Health Care - 7.1%
1	Allergan, Inc.	66
2	Amerisource Bergen Corp.	106
2	Barr Pharmaceuticals, Inc. ●	92
1	Covance, Inc. ●	58
2	Coventry Health Care, Inc. ●	127

The Hartford MidCap Growth Fund (merged into The Hartford Select MidCap Growth Fund on February 25, 2008)
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Health Care (continued)
4	Endo Pharmaceuticals Holdings, Inc. ●	$99
1	Henry Schein, Inc. ●	52
2	Herbalife Ltd.	94
1	Hospira, Inc. ●	48
3	ImClone Systems, Inc. ●	114
–	Intuitive Surgical, Inc. ●	59
1	Kinetic Concepts, Inc. ●	50
2	Sepracor, Inc. ●	58
4	Watson Pharmaceuticals, Inc. ●	107

		1,130

	Services - 13.4%
2	Apollo Group, Inc. Class A ●	171
2	Autodesk, Inc. ●	90
2	Broadridge Financial Solutions	42
1	Central European Media Enterprises Ltd. ●	49
2	CTC Media Inc. ●	59
3	Discovery Holding Co. ●	68
1	DISH Network Corp. ●	39
3	DreamWorks Animation SKG, Inc. ●	68
1	DST Systems, Inc. ●	87
4	Electronic Data Systems Corp.	71
2	Express Scripts, Inc. ●	134
1	Factset Research Systems, Inc.	55
1	Harsco Corp.	46
1	Hewitt Associates, Inc. ●	53
1	IDEXX Laboratories, Inc. ●	56
1	ITT Educational Services, Inc. ●	113
2	Liberty Global, Inc. ●	95
21	Novell, Inc. ●	132
2	Paychex, Inc.	60
1	Pediatrix Medical Group, Inc. ●	68
4	Regal Entertainment Group	79
2	Republic Services, Inc.	61
2	SEI Investments Co.	60
2	Stericycle, Inc. ●	120
2	URS Corp. ●	100
1	VCA Antech, Inc. ●	37
1	Weight Watchers International, Inc.	51
1	Wynn Resorts Ltd.	60

		2,124

	Technology - 22.6%
3	Activision, Inc. ●	76
1	Affiliated Computer Services, Inc. Class A ●	71
3	Agilent Technologies, Inc. ●	104
1	American Tower Corp. Class A ●	44
1	AMETEK, Inc.	40
1	Amphenol Corp. Class A	38
2	Arrow Electronics, Inc. ●	83
5	BMC Software, Inc. ●	159
11	Brocade Communications Systems, Inc. ●	72
6	CA, Inc.	121
5	Citizens Communications Co.	53
2	CommScope, Inc. ●	75
6	Compuware Corp. ●	54
3	Cree, Inc. ●	78
2	Dentsply International, Inc.	81
3	Dolby Laboratories, Inc. Class A ●	110
–	Echostar Corp. ●	8
1	Electronic Arts, Inc. ●	43
–	First Solar, Inc. ●	64
1	Harris Corp.	69
1	Hubbell, Inc. Class B	52
4	Intersil Corp.	92
2	Juniper Networks, Inc. ●	50
2	KLA-Tencor Corp.	71
1	L-3 Communications Holdings, Inc.	89
3	Leap Wireless International, Inc. ●	133
1	MEMC Electronic Materials, Inc. ●	58
–	Mettler-Toledo International, Inc. ●	40
3	Microchip Technology, Inc.	85
7	National Semiconductor Corp.	127
4	NCR Corp. ●	90
2	Network Appliance, Inc. ●	48
3	NVIDIA Corp. ●	67
6	QLogic Corp. ●	79
2	Rockwell Collins, Inc.	118
1	Roper Industries, Inc.	37
2	SanDisk Corp. ●	61
3	SBA Communications Corp. ●	91
4	Seagate Technology	83
1	Silicon Laboratories, Inc. ●	44
2	Telephone and Data Systems, Inc.	110
2	Teradata Corp. ●	39
3	Trimble Navigation Ltd. ●	72
1	US Cellular Corp. ●	62
3	VeriSign, Inc. ●	100
2	Waters Corp. ●	94
1	WebMD Health Corp. ●	35
3	Western Digital Corp. ●	71
1	Zebra Technologies Corp. Class A ●	43

		3,584

	Transportation - 1.2%
2	Frontline Ltd.	77
3	Gentex Corp.	55
1	UAL Corp.	55

		187

	Utilities - 2.7%
7	CenterPoint Energy, Inc.	110
13	Dynegy Holdings, Inc. ●	91
2	NRG Energy, Inc. ●	92
9	Sierra Pacific Resources	138

		431

	Total common stock (Cost $16,817)	$15,787

EXCHANGE TRADED FUNDS - 0.5%
	Finance - 0.5%
1	iShares Russell Midcap Growth	$82

	Total exchange traded funds (Cost $79)	$82

	Total long-term investments (Cost $16,896)	$15,869

The Hartford MidCap Growth Fund (merged into The Hartford Select MidCap Growth Fund on February 25, 2008)
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%

BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/01/2008 in the amount of $10, collateralized by U.S. Treasury Bond 6.00% - 8.75%, 2017 - 2026, U.S. Treasury Note 9.88% 2015, value of $10)

$10	1.70% dated 01/31/2008		$10
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 02/01/2008 in the amount of $9, collateralized by U.S. Treasury Note 4.13%, 2012, value of $10)
9	1.70% dated 01/31/2008		9
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2008 in the amount of $10, collateralized by U.S. Treasury Bond 5.50%, 2014, U.S. Treasury Note 12.50% 2028, value of $10)
10	1.60% dated 01/31/2008		10

	Total short-term investments (Cost $29)		$29

	Total investments (Cost $16,925) ▲	100.1%	$15,898
	Other assets and liabilities	(0.1)%	(20)

	Total net assets	100.0%	$15,878

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $16,934 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$743
Unrealized Depreciation	(1,779)

Net Unrealized Depreciation	$(1,036)

●	Currently non-income producing.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford MidCap Value Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 98.9%
	Basic Materials – 17.5%
79	Agrium, Inc.	$5,070
111	Arch Coal, Inc.	4,880
105	Carlisle Cos., Inc. ▼	3,486
122	Celanese Corp.▼	4,532
413	Chemtura Corp.	2,766
46	Cleveland-Cliffs, Inc.▼	4,634
52	Cytec Industries, Inc.	2,927
133	FMC Corp.	7,054
70	Greif, Inc.	4,626
5,243	Kingboard Laminates Holdings †	3,218
106	Owens-Illinois, Inc.●	5,362
112	Pactiv Corp.●	3,216
105	Pentair, Inc.▼	3,322
119	Rhodia S.A. † ▼	3,323
389	Uranium One Inc●	2,701
238	USEC, Inc.● ▼	1,920

		63,037

	Capital Goods – 7.8%
28	AGCO Corp.● ▼	1,662
54	Alliant Techsystems, Inc.● ▼	5,673
14	Goodrich Corp.	882
119	Kennametal, Inc.	3,645
237	Teradyne, Inc.●	2,600
123	Toro Co.▼	6,069
228	Varian Semiconductor Equipment Associates, Inc.● ▼	7,338

		27,869

	Consumer Cyclical – 9.7%
191	American Eagle Outfitters, Inc.	4,387
2,375	Buck Holdings L.P. † • ⌂	2,138
103	Copart, Inc.●	4,219
114	Liz Claiborne, Inc.▼	2,504
106	MDC Holdings, Inc.	4,923
95	Newell Rubbermaid, Inc.	2,279
164	Office Depot, Inc.●	2,428
200	TRW Automotive Holdings Corp.● ▼	4,579
85	United Stationers, Inc.● ▼	4,675
65	Wabco Holdings, Inc.	2,619

		34,751

	Consumer Staples – 5.3%
33	Bunge Ltd. Finance Corp.▼	3,886
1,372	Chaoda Modern Agriculture †	1,396
100	Cosan Ltd.●	1,434
203	Dean Foods Co.▼	5,673
67	Lighthouse Caledonia ASA● ▼	52
7,935	Marine Harvest † ● ▼	4,273
83	Smithfield Foods, Inc.● ▼	2,298

		19,012

	Energy – 6.2%
167	Brasil Ecodiesel ADR ●	384
314	Brasil EcoDiesel Industria • ■	726
58	Cie Gen Geophysique ADR ●	2,689
142	Newfield Exploration Co.●	7,078
81	Noble Energy, Inc.	5,886
205	UGI Corp.	5,449

		22,212

	Finance – 15.4%
43	Affiliated Managers Group, Inc.● ▼	4,198
157	AMBAC Financial Group, Inc.▼	1,840
119	CIT Group, Inc.▼	3,327
43	Everest Re Group Ltd.	4,352
248	Genesis Lease Ltd.	4,983
78	Health Net, Inc.●	3,640
125	Liberty Property Trust	4,020
41	M&T Bank Corp.	3,781
127	Platinum Underwriters Holdings Ltd.	4,273
125	Reinsurance Group of America, Inc.▼	7,274
371	Sovereign Bancorp, Inc.▼	4,630
246	Thornburg Mortgage Asset Corp.▼	2,759
108	Unum Group▼	2,436
115	Webster Financial Corp.▼	3,898

		55,411

	Health Care – 8.5%
173	Barr Pharmaceuticals, Inc.●	9,029
91	Cooper Co., Inc.▼	3,587
170	Endo Pharmaceuticals Holdings, Inc.●	4,431
481	Impax Laboratories, Inc.● ▼	4,932
190	Theravance, Inc.● ▼	3,747
122	West Pharmaceutical Services▼	4,778

		30,504

	Services – 6.3%
499	BearingPoint, Inc.● ▼	977
148	CACI International, Inc. Class A● ▼	6,434
86	Entercom Communications Corp.▼	1,054
170	R.H. Donnelley Corp.● ▼	5,126
146	R.R. Donnelley & Sons Co.	5,090
91	URS Corp.●	3,991

		22,672

	Technology – 12.0%
263	Arrow Electronics, Inc.●	8,996
63	Embarq Corp.	2,854
343	Fairchild Semiconductor International, Inc.●	4,198
3,388	First Pacific Co., Ltd. †	2,419
610	Flextronics International Ltd.●	7,133
347	JDS Uniphase Corp.● ▼	3,610
141	McAfee, Inc.●	4,743
61	NCR Corp.● ▼	1,319
182	Solar Cayman Ltd. † ● ⌂	2,529
158	Virgin Media, Inc.	2,637
31	Whirlpool Corp.▼	2,630

		43,068

	Transportation – 5.2%
258	American Commercial Lines, Inc.● ▼	5,231
369	Northwest Airlines Corp.●	6,912
46	UAL Corp.▼	1,746
231	Werner Enterprises, Inc.▼	4,695

		18,584

	Utilities – 5.0%
192	Northeast Utilities	5,333
42	SBM Offshore N.V. †	1,213
336	Sierra Pacific Resources	5,033
142	Wisconsin Energy Corp.	6,452

		18,031

	Total common stock (Cost $346,057)	$355,151

The Hartford MidCap Value Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
PREFERRED STOCK – 0.3%
	Finance – 0.3%
45	Thornburg Mortgage, Inc. ۞	$1,159

	Total preferred stock (Cost $1,053)	$1,159

	Total long-term investments (Cost $347,110)	$356,310

Principal
Amount
SHORT-TERM INVESTMENTS – 22.5%
	Repurchase Agreements – 0.3%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $420, collateralized by FNMA 5.00%, 2035, value of $428)
$420	3.00% dated 01/31/2008	$420

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $583, collateralized by FHLMC 4.50% - 7.00%, 2017 — 2038, GNMA 4.50% - 7.00%, 2035 — 2037, value of $595)

583	3.00% dated 01/31/2008	583
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $216, collateralized by FNMA 5.50% - 6.00%, 2034 — 2037, value of $220)
216	2.99% dated 01/31/2008	216
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $2, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $2)
2	1.70% dated 01/31/2008	2

		1,221

Shares
	Securities Purchased with Proceeds from Security Lending – 22.2%
	Cash Collateral Reinvestment Fund:
22,950	Goldman Sachs FS Prime Obligation/Institutional Fund		22,950
56,757	Mellon GSL DBT II Collateral Fund ⌂		56,757

			79,707

	Total short-term investments (Cost $80,928)		$80,928

	Total investments (Cost $428,038) ▲	121.7%	$437,238
	Other assets and liabilities	(21.7)%	(77,876)

	Total net assets	100.0%	$359,362

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.43% of total net assets at January 31, 2008.
▲	At January 31, 2008, the cost of securities for federal income tax purposes was $428,707 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$47,799
Unrealized Depreciation	(39,268)

Net Unrealized Appreciation	$8,531

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at January 31, 2008, was $20,509, which represents 5.71% of total net assets.

●	Currently non-income producing.

▼	Security is partially on loan at January 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2008, was $726, which represents 0.20% of total net assets.

۞	Convertible security.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. Notwithstanding the securities purchased with proceeds from security lending have been deemded illiquid for purposed of this report, the cash collateral reinvestment fund has redeemed shares daily in respect of recalled loaned securities.

Period	Shares/		Cost
Acquired	Par	Security	Basis
06/2007	2,375	Buck Holdings L.P.	$2,378
12/2007 - 01/2008	56,757	Mellon GSL DBT II Collateral Fund	56,757
03/2007	182	Solar Cayman Ltd.	2,733
The aggregate value of these securities at January 31, 2008 was $61,424 which represents 17.09% of total net assets.
Forward Foreign Currency Contracts Outstanding at January 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Canadian Dollar (Sell)	$28	$28	02/01/08	$—
Euro (Sell)	13	13	02/04/08	—
Hong Kong Dollar (Buy)	42	42	02/01/08	—
Hong Kong Dollar (Buy)	43	43	02/04/08	—
Norwegian Krone (Sell)	1	1	02/04/08	—

				$—

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Money Market Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE NOTES - 81.6%
	Capital Goods - 2.9%
	Caterpillar, Inc.
$8,100	3.02%, 02/19/2008	$8,088
8,500	3.05%, 02/07/2008	8,495

		16,583

	Consumer Cyclical - 1.3%
	Eksportfinians
7,300	4.69%, 04/03/2008 ■	7,242

	Consumer Staples - 5.7%
	KFW International Holdings
10,000	2.87%, 04/28/2008 ■	9,931
4,000	3.10%, 02/14/2008	3,996
5,400	4.39%, 02/05/2008 ■	5,397
	Unilever Capital Corp.
5,000	4.03%, 02/15/2008 ■	4,992
5,100	4.14%, 02/08/2008 ■	5,096
3,000	4.31%, 08/11/2008 ■ Δ	3,000

		32,412

	Energy - 1.5%
	ConocoPhillips
6,250	3.83%, 04/11/2008 ■	6,204
2,000	4.56%, 02/21/2008 ■	1,995
		8,199
	Finance - 65.7%
	American Express Credit Corp.
5,250	3.97%, 03/14/2008	5,226
3,500	4.16%, 02/22/2008	3,491
4,750	4.28%, 02/20/2008	4,739
	American General Finance Corp.
5,000	3.06%, 03/11/2008	4,983
2,000	3.98%, 02/07/2008	1,999
5,500	4.02%, 02/11/2008	5,494
	American Honda Finance Corp.
4,500	3.11%, 02/11/2008	4,496
2,540	3.15%, 02/08/2008	2,538
3,700	4.85%, 05/12/2008 ■Δ	3,700
2,500	4.87%, 08/06/2008 ■Δ	2,499
3,700	5.17%, 09/18/2008 ■Δ	3,700
	Australia & New Zealand Banking GR
3,700	3.81%, 04/21/2008 ■	3,669
4,500	4.61%, 04/02/2008 ■	4,465
5,000	4.80%, 03/20/2008 ■	4,968
	Bank of America Corp.
5,800	3.25%, 04/21/2008	5,758
4,300	4.63%, 04/11/2008	4,262
5,000	4.64%, 02/28/2008	4,983
	Bank of Scotland
3,600	4.22%, 04/08/2008	3,572
	Bear Stearns & Co., Inc.
3,000	4.31%, 08/14/2008 Δ	3,000
	Bear Stearns Co.
3,000	3.40%, 02/13/2008	2,997
4,250	4.53%, 02/25/2008	4,237
	Citibank NA
2,250	5.11%, 03/07/2008	2,250
4,650	5.14%, 03/04/2008	4,650
	Citigroup Funding, Inc.
4,700	4.96%, 05/01/2008	4,642
	Danske Bank
3,000	3.90%, 08/19/2008 ■Δ	3,000
	Danske Corp.
3,500	3.16%, 02/29/2008	3,491
3,500	4.92%, 03/10/2008	3,482
6,250	5.35%, 02/11/2008	6,241
	General Electric Capital Corp.
7,500	3.06%, 02/27/2008	7,483
2,600	3.79%, 02/24/2009 Δ	2,600
5,000	4.15%, 05/08/2008	4,945
5,800	4.96%, 05/19/2008 Δ	5,801
	Goldman Sachs Group
8,000	3.03%, 02/01/2008	8,000
6,000	3.97%, 05/23/2008	5,927
	HBOS Treasury Services plc
4,100	3.18%, 04/29/2008	4,068
3,560	4.43%, 09/08/2008 ■Δ	3,560
	HSBC Finance Corp.
4,000	3.13%, 02/22/2008	3,993
3,500	4.55%, 09/06/2008 Δ	3,500
3,500	4.70%, 02/04/2008	3,499
	JP Morgan Chase & Co.
9,000	3.07%, 04/25/2008	8,936
3,800	4.62%, 09/02/2008 Δ	3,800
	Lehman Brothers Holdings, Inc.
2,000	3.06%, 02/01/2008	2,000
3,200	3.13%, 02/13/2008	3,197
5,750	3.82%, 06/20/2008	5,666
3,000	5.02%, 11/26/2008 Δ	3,000
	Merrill Lynch & Co., Inc.
2,000	3.18%, 02/05/2008	1,999
4,000	3.23%, 06/26/2008 Δ	4,001
3,000	3.91%, 08/22/2008 Δ	3,000
5,000	4.59%, 02/12/2008	4,993
	Morgan Stanley Dean Witter, Inc.
3,100	3.20%, 03/24/2008 Δ	3,100
3,000	5.08%, 05/19/2008	2,955
	Nordea Bank Ab
3,300	4.43%, 09/08/2008 ■Δ	3,300
	Nordea North America
3,000	4.74%, 02/14/2008	2,995
5,400	5.03%, 02/04/2008	5,398
	Royal Bank of Scotland
6,500	4.90%, 04/14/2008 ■	6,437
5,750	5.07%, 03/13/2008 ■	5,717
	Skandinav Enskilda Bank
6,000	3.20%, 04/17/2008 ■	5,960
3,500	4.72%, 02/01/2008 ■	3,500
	Skandinaviska Enskilda Bank Ab
3,500	4.85%, 08/22/2008 ■Δ	3,504
	Skandinaviska Enskilda Bank NY
3,400	4.44%, 09/08/2008 ■Δ	3,400
	State Street Corp.
6,500	3.85%, 03/13/2008	6,472
7,500	4.89%, 03/17/2008	7,500
	Svenska Handelsbanken
3,000	4.29%, 02/12/2009 ■Δ	3,000
4,250	4.75%, 02/07/2008	4,250
3,600	4.75%, 02/06/2009 ■Δ	3,600

The Hartford Money Market Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
	Finance (continued)
	Swedbank
$2,750	4.65%, 04/03/2008	$2,728
5,500	4.73%, 04/08/2008	5,452
5,500	4.76%, 02/28/2008	5,480
	Toyota Motor Credit Corp.
6,250	3.03%, 04/28/2008	6,205
7,000	3.30%, 07/17/2008 Δ	7,000
8,000	4.53%, 02/08/2008	7,993
	UBS Finance LLC
4,000	4.83%, 02/26/2008	3,987
4,500	4.92%, 03/19/2008	4,471
4,500	4.96%, 04/07/2008	4,459
	Wachovia Bank NA
6,000	4.83%, 02/04/2009 Δ	6,000
4,500	4.98%, 03/31/2008	4,500
3,000	5.24%, 02/04/2008	3,000
	Wells Fargo & Co.
10,311	2.98%, 02/01/2008	10,311
3,000	4.07%, 02/17/2009 Δ	3,000
3,800	4.46%, 03/10/2008 Δ	3,800
	Westpac Banking Corp.
4,250	3.31%, 01/28/2009 Δ	4,250
6,500	3.76%, 04/18/2008 ■	6,448
3,400	4.07%, 09/15/2008 ■Δ	3,400
4,250	4.65%, 02/05/2008	4,248

		374,320

	Health Care - 1.9%
	Astrazeneca plc
5,200	4.20%, 06/03/2008 ■	5,126
5,850	4.37%, 04/28/2008 ■	5,789

		10,915

	Services - 0.5%
	Walt Disney
3,000	4.52%, 02/01/2008	3,000

	Technology - 2.1%
	John Deere Capital Corp.
6,750	3.92%, 03/25/2008 ■	6,711
5,250	4.72%, 02/01/2008	5,250

		11,961

	Total corporate notes (Cost $464,632)	$464,632

U.S. GOVERNMENT AGENCIES - 18.9%
	Federal Home Loan Bank - 7.3%
4,500	2.86%, 04/30/2008	4,468
7,500	2.92%, 02/08/2008	7,496
11,000	2.96%, 03/14/2008	10,962
9,000	3.75%, 04/16/2008 o	8,932
9,500	4.12%, 02/06/2008	9,495

		41,353

	Federal Home Loan Mortgage Corporation - 5.7%
19,000	3.07%, 02/07/2008	18,990
5,000	3.63%, 04/25/2008	4,958
8,750	3.78%, 03/12/2008	8,713

		32,661

	Federal National Mortgage Association - 5.9%
8,500	3.46%, 06/27/2008	8,382
2,500	3.89%, 05/02/2008	2,476
7,000	3.94%, 04/09/2008	6,948
4,486	4.25%, 02/01/2008	4,486
3,711	4.28%, 02/22/2008	3,702
7,500	3.87%, 2008	7,508

		32,502
	Total U.S. government agencies (Cost $107,516)	$107,516

Total investments (Cost $572,148) ▲	100.5%	$572,148
Other assets and liabilities	(0.5)%	(2,755)

Total net assets	100.0%	$569,393

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted. Market value of investments in foreign securities represents 20.27% of total net assets at January 31, 2008.
▲	Also represents cost for tax purposes.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2008, was $139,310, which represents 24.47% of total net assets.

Δ	Variable rate securities; the yield reported is the rate in effect at January 31, 2008.

o	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report

The Hartford Retirement Income Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
AFFILIATED INVESTMENT COMPANIES - 98.2%
EQUITY FUNDS - 29.9%
9	The Hartford Capital Appreciation Fund, Class Y	$359
10	The Hartford Disciplined Equity Fund, Class Y	141
4	The Hartford Global Leaders Fund, Class Y	71
8	The Hartford International Opportunities Fund, Class Y	134
9	The Hartford International Small Company Fund Class Y	115
5	The Hartford Select Midcap Value Fund, Class Y	49
7	The Hartford Select Small Cap Value Fund, Class Y	68
2	The Hartford Stock Fund, Class Y	45
44	The Hartford Value Fund, Class Y	533
3	The Hartford Value Opportunities Fund, Class Y	43

	Total equity funds (Cost $1,710)	$1,558

FIXED INCOME FUNDS - 66.4%
28	The Hartford Floating Rate Fund, Class Y	$260
23	The Hartford High Yield Fund, Class Y	172
59	The Hartford Income Fund, Class Y	590
64	The Hartford Inflation Plus Fund, Class Y	733
99	The Hartford Short Duration Fund, Class Y	965
28	The Hartford Strategic Income Fund, Class Y	265
44	The Hartford Total Return Bond Fund, Class Y	469

	Total fixed income funds (Cost $3,452)	$3,454

MONEY MARKET FUNDS - 1.9%
99	The Hartford Money Market Fund, Class Y	$99

	Total money market funds (Cost $99)	$99

	Total investments in affiliated investment companies (Cost $5,261)	$5,111

Total investments (Cost $5,261) ▲	98.2%	$5,111

Other assets and liabilities	1.8%	91
Total net assets	100.0%	$5,202

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $5,267 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$44
Unrealized Depreciation	(200)

Net Unrealized Depreciation	$(156)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Select MidCap Growth Fund (renamed The Hartford MidCap Growth Fund on February 25, 2008)
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 99.0%
	Basic Materials - 8.4%
2	Airgas, Inc.	$90
3	Ball Corp.	116
5	Cabot Corp.	137
44	Chemtura Corp.	295
2	Church & Dwight Co., Inc.	91
1	Cleveland-Cliffs, Inc.	97
33	Domtar Corp. ●▼	270
3	Lubrizol Corp.	152
2	Massey Energy Co.	79
6	Nalco Holding Co.	132
2	Owens-Illinois, Inc. ●▼	113
3	Packaging Corp. of America	61
1	Rohm & Haas Co.	73
8	RPM International, Inc.	180
5	Sealed Air Corp.	142
2	Steel Dynamics, Inc.	109
9	Valspar Corp.	178

		2,315

	Capital Goods - 4.3%
2	Goodrich Corp.	123
3	International Game Technology	132
3	Joy Global, Inc.	204
4	Lennox International, Inc.	161
2	National Oilwell Varco, Inc. ●	140
2	Pall Corp.	71
1	Smith International, Inc.	75
3	Textron, Inc.	146
4	Varian Semiconductor Equipment Associates, Inc. ●▼	124

		1,176

	Consumer Cyclical - 13.0%
2	Abercrombie & Fitch Co. Class A	131
2	Avery Dennison Corp.	78
4	Avnet, Inc. ●	137
5	Barnes & Noble, Inc.	156
11	Big Lots, Inc. ●	185
2	BorgWarner, Inc.	107
3	Copart, Inc. ●	125
5	Crocs, Inc. ●▼	166
6	Dick’s Sporting Goods, Inc. ●▼	196
7	Dollar Tree Stores, Inc. ●	191
2	Fastenal Co.	96
3	Foster Wheeler Ltd. ●▼	185
4	GameStop Corp. Class A ●▼	187
2	Guess?, Inc.	83
3	MSC Industrial Direct Co., Inc.	117
–	NVR, Inc. ●▼	241
12	RadioShack Corp.	200
4	Reliance Steel & Aluminum	199
9	Saks, Inc. ●	162
3	Scotts Miracle-Gro Co. Class A	101
2	Sherwin-Williams Co.	97
3	Tim Hortons, Inc.	109
5	TJX Cos., Inc.	169
5	Yum! Brands, Inc.	171

		3,589

	Consumer Staples - 2.4%
2	Hansen National Corp. ●▼	86
2	Loews Corp. — Carolina Group	171
3	Pepsi Bottling Group, Inc.	87
3	UST, Inc.	131
3	William Wrigley, Jr. Co.	185

		660

	Energy - 11.5%
5	BJ Services Co.	112
7	Chesapeake Energy Corp.	261
1	Constellation Energy Group, Inc.	98
2	ENSCO International, Inc.	109
3	Frontier Oil Corp.	123
4	Global Industries ●	73
4	Helix Energy Solutions Group, Inc. ●▼	147
2	Holly Corp.	106
7	Nabors Industries Ltd. ●▼	184
1	Noble Energy, Inc.	83
1	Oceaneering International, Inc. ●	60
6	Pride International, Inc. ●	190
3	Rowan Companies, Inc.	118
4	Sunoco, Inc.	235
3	Superior Energy Services, Inc. ●▼	116
6	Tesoro Corp.	232
7	Unit Corp. ●	334
9	W&T Offshore, Inc.	264
2	Weatherford International Ltd. ●▼	148
5	Western Refining, Inc.	111
2	Williams Cos., Inc.	70

		3,174

	Finance - 12.6%
1	Affiliated Managers Group, Inc. ●▼	91
2	Cigna Corp.	122
3	Eaton Vance Corp.	121
2	Erie Indemnity Co.	78
5	Federated Investors, Inc.	192
2	Health Care, Inc.	79
4	Health Net, Inc. ●	170
6	Humana, Inc. ●▼	460
1	IntercontinentalExchange, Inc. ●▼	167
4	Invesco Ltd.	117
5	Janus Capital Group, Inc.	143
1	Macerich Co.	76
2	Mastercard, Inc.	342
3	Nasdaq Stock Market, Inc. ●▼	157
1	Northern Trust Corp.	78
1	Nymex Holdings, Inc.	94
1	PartnerRec Ltd. ▼	99
2	ProLogis	106
3	T. Rowe Price Group, Inc.	171
3	Taubman Centers, Inc.	162
6	TD Ameritrade Holding Corp. ●	115
3	Ventas, Inc.	138
4	Wellcare Health Plans, Inc. ●	178

		3,456

	Health Care - 7.1%
2	Allergan, Inc.	113
4	Amerisource Bergen Corp.	183
3	Barr Pharmaceuticals, Inc. ●▼	158
1	Covance, Inc. ●▼	97
4	Coventry Health Care, Inc. ●▼	219

The Hartford Select MidCap Growth Fund (renamed The Hartford MidCap Growth Fund on February 25, 2008)
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Health Care (continued)
7	Endo Pharmaceuticals Holdings, Inc. ●	$173
2	Henry Schein, Inc. ● ▼	89
4	Herbalife Ltd. ▼	161
2	Hospira, Inc. ● ▼	84
5	ImClone Systems, Inc. ● ▼	200
–	Intuitive Surgical, Inc. ● ▼	101
2	Kinetic Concepts, Inc. ● ▼	89
4	Sepracor, Inc. ● ▼	102
7	Watson Pharmaceuticals, Inc. ● ▼	185

		1,954

	Services - 13.3%
4	Apollo Group, Inc. Class A ● ▼	293
4	Autodesk, Inc. ●	154
3	Broadridge Financial Solutions	71
1	Central European Media Enterprises Ltd. ● ▼	87
4	CTC Media, Inc. ● ▼	103
5	Discovery Holding Co. ●	120
2	DISH Network Corp. ●	68
5	DreamWorks Animation SKG, Inc. ● ▼	120
2	DST Systems, Inc. ● ▼	151
6	Electronic Data Systems Corp.	124
3	Express Scripts, Inc. ● ▼	229
2	Factset Research Systems, Inc.	94
1	Harsco Corp.	77
2	Hewitt Associates, Inc. ●	91
2	IDEXX Laboratories, Inc. ●	97
2	ITT Educational Services, Inc. ●	195
4	Liberty Global, Inc. ● ▼	163
36	Novell, Inc. ●	227
3	Paychex, Inc.	104
2	Pediatrix Medical Group, Inc. ●	117
8	Regal Entertainment Group	139
4	Republic Services, Inc.	107
4	SEI Investments Co.	103
3	Stericycle, Inc. ●	203
4	URS Corp. ●	171
2	VCA Antech, Inc. ● ▼	64
2	Weight Watchers International, Inc.	89
1	Wynn Resorts Ltd.	105

		3,666

	Technology - 22.5%
5	Activision, Inc. ●	133
3	Affiliated Computer Services, Inc. Class A ● ▼	122
5	Agilent Technologies, Inc. ● ▼	182
2	American Tower Corp. Class A ● ▼	76
2	AMETEK, Inc.	70
2	Amphenol Corp. Class A	66
4	Arrow Electronics, Inc. ●	144
9	BMC Software, Inc. ●	273
18	Brocade Communications Systems, Inc. ● ▼	123
9	CA, Inc.	208
8	Citizens Communications Co.	91
3	CommScope, Inc. ● ▼	130
11	Compuware Corp. ● ▼	93
5	Cree, Inc. ● ▼	137
3	Dentsply International, Inc.	139
4	Dolby Laboratories, Inc. Class A ●	188
–	Echostar Corp. ● ▼	14
2	Electronic Arts, Inc. ●	73
1	First Solar, Inc. ● ▼	111
2	Harris Corp.	120
2	Hubbell, Inc. Class B	92
7	Intersil Corp.	161
3	Juniper Networks, Inc. ●	84
3	KLA-Tencor Corp.	123
1	L-3 Communications Holdings, Inc.	154
6	Leap Wireless International, Inc. ● ▼	230
1	MEMC Electronic Materials, Inc. ●	99
1	Mettler-Toledo International, Inc. ●	67
5	Microchip Technology, Inc.	150
12	National Semiconductor Corp.	218
7	NCR Corp. ● ▼	156
4	Network Appliance, Inc. ● ▼	81
5	NVIDIA Corp. ● ▼	118
10	QLogic Corp. ● ▼	137
3	Rockwell Collins, Inc.	201
1	Roper Industries, Inc.	63
4	SanDisk Corp. ● ▼	105
5	SBA Communications Corp. ● ▼	158
7	Seagate Technology ▼	143
2	Silicon Laboratories, Inc. ●	78
4	Telephone and Data Systems, Inc.	188
3	Teradata Corp. ● ▼	67
5	Trimble Navigation Ltd. ● ▼	126
1	US Cellular Corp. ● ▼	107
5	VeriSign, Inc. ● ▼	172
3	Waters Corp. ● ▼	162
2	WebMD Health Corp. ● ▼	58
5	Western Digital Corp. ● ▼	126
2	Zebra Technologies Corp. Class A ● ▼	74

		6,191

	Transportation - 1.2%
3	Frontline Ltd. ▼	134
6	Gentex Corp.	95
2	UAL Corp.	94

		323

	Utilities - 2.7%
12	CenterPoint Energy, Inc.	191
22	Dynegy Holdings, Inc. ●	157
4	NRG Energy, Inc. ● ▼	156
16	Sierra Pacific Resources	237

		741

	Total common stock (Cost $28,699)	$27,245

EXCHANGE TRADED FUNDS - 0.6%
	Finance - 0.6%
2	iShares Russell Midcap Growth	$168

	Total exchange traded funds (Cost $173)	$168

	Total long-term investments (Cost $28,872)	$27,413

The Hartford Select MidCap Growth Fund (renamed The Hartford MidCap Growth Fund on February 25, 2008)
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS - 27.0%
	Repurchase Agreements - 0.1%

BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/01/2008 in the amount of $12, collateralized by U.S. Treasury Bond 6.00% - 8.75%, 2017 - 2026, U.S. Treasury Note 9.88% 2015, value of $12)

$12	1.70% dated 01/31/2008	$12
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 02/01/2008 in the amount of $12, collateralized by U.S. Treasury Note 4.13%, 2012, value of $12)
12	1.70% dated 01/31/2008	12
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2008 in the amount of $12, collateralized by U.S. Treasury Bond 5.50%, 2014, U.S. Treasury Note 12.50% 2028, value of $12)
12	1.60% dated 01/31/2008	12

		36

Shares
Securities Purchased with Proceeds from Security Lending - 26.8%
Cash Collateral Reinvestment Fund:
7,371	Navigator Prime Portfolio	7,371

Principal
Amount
	U.S. Treasury Collateral Securities:
	U.S. Treasury Bond
–	2.00%, 01/15/2026 ◀		—
1	2.38%, 01/15/2025 ◀		2
–	3.38%, 04/15/1932 ◀		—
3	3.88%, 04/15/2029 ◀		5
	U.S. Treasury Note
7	1.63%, 01/15/2015 ◀		8
–	1.88%, 07/15/2015 ◀		—
–	2.00%, 07/15/2014 - 01/15/2016 ◀		—
–	2.38%, 01/15/2017 ◀		1
1	2.50%, 07/15/2016 ◀		1
–	4.25%, 01/15/2010 ◀		—

			17

			7,388

	U.S. Treasury Bills - 0.1%
25	2.97%, 03/13/2008 o □		24

	Total short-term investments (Cost $7,448)		$7,448

	Total investments (Cost $36,320) ▲	126.6%	$34,861
	Other assets and liabilities	(26.6)%	(7,332)

	Total net assets	100.0%	$27,529

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $36,365 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,387
Unrealized Depreciation	(2,891)

Net Unrealized Depreciation	$(1,504)

●	Currently non-income producing.

▼	Security is partially on loan at January 31, 2008.

o	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

◀	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2008. Futures Contracts Outstanding at January 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P Mid 400 Mini Futures	1	Long	Mar, 2008	$1

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Select MidCap Value Fund
Schedule of Investments
January 31, 2008 (Unauited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 99.8%
	Basic Materials - 4.4%
7	Cabot Corp.	$205
8	Carlisle Cos., Inc.	263
4	Carpenter Technology Corp.	228
12	Commercial Metals Co.	340
9	Crane Co.	374
4	Eastman Chemical Co.	245
6	Lubrizol Corp.	289
8	Pentair, Inc.	267
4	PPG Industries, Inc.	231
7	Shaw Group, Inc. ●▼	418
7	Snap-On, Inc.	349
6	United States Steel Corp.	613

		3,822

	Capital Goods - 5.2%
12	AGCO Corp. ●▼	747
3	Eaton Corp.	253
13	Gardner Denver Machinery, Inc. ●	428
10	Ingersoll-Rand Co. Class A	383
10	Lennox International, Inc.	387
10	Lincoln Electric Holdings, Inc.	592
12	Novellus Systems, Inc. ●	285
6	Parker-Hannifin Corp.	429
28	Spirit Aerosystems Holdings, Inc. ●	784
16	Xerox Corp.	240

		4,528

	Consumer Cyclical - 7.3%
5	Autoliv, Inc.	240
22	Avnet, Inc. ●	766
9	Barnes & Noble, Inc.	316
7	BJ’s Wholesale Club, Inc. ● ▼	237
12	BorgWarner, Inc.	602
15	Brunswick Corp.	293
15	Copart, Inc. ●	613
67	Ford Motor Co. ●▼	447
12	Masco Corp.	268
4	Mosaic Co. ●	382
1	NVR, Inc. ●▼	903
12	Reliance Steel & Aluminum	610
7	Supervalu, Inc.	207
3	V.F. Corp.	248
4	W.W. Grainger, Inc.	302

		6,434

	Consumer Staples - 4.3%
11	Alberto-Culver Co.	292
4	Bunge Ltd. Finance Corp.	415
11	Coca-Cola Enterprises, Inc.	244
42	Del Monte Foods Co.	375
8	J. M. Smucker Co.	371
9	Loews Corp. — Carolina Group	710
9	Pepsi Bottling Group, Inc.	307
10	PepsiAmericas, Inc.	237
58	Tyson Foods, Inc. Class A	821

		3,772

	Energy - 12.0%
25	Chesapeake Energy Corp.	923
6	Cimarex Energy Co.	237
4	Constellation Energy Group, Inc.	362
12	Energen Corp.	767
17	ENSCO International, Inc.	889
12	Frontier Oil Corp.	437
16	Helmerich & Payne, Inc.	616
3	Hess Corp.	272
11	National Fuel Gas Co.	483
11	Noble Energy, Inc.	769
87	Patterson-UTI Energy, Inc.	1,700
14	Pride International, Inc. ●	457
6	Seacor Holdings, Inc. ● ▼	508
10	Sempra Energy	551
20	St. Mary Land & Exploration Co.	701
5	Tidewater, Inc.	241
7	Unit Corp. •	361
9	Vectren Corp.	242

		10,516

	Finance - 34.2%
18	Allied World Assurance Holdings Ltd.	867
11	AMB Property Corp.	536
60	AMBAC Financial Group, Inc.	701
13	American Financial Group, Inc.	355
128	AmeriCredit Corp. ●	1,709
5	Ameriprise Financial, Inc.	265
27	Annaly Capital Management, Inc.	528
7	AON Corp.	292
14	Arch Capital Group Ltd. ●	976
5	Assurant, Inc.	305
27	Axis Capital Holdings Ltd.	1,089
18	Bancorpsouth, Inc.	432
11	Bank of Hawaii Corp.	564
7	BOK Financial Corp.	370
6	Boston Properties, Inc.	566
24	CIT Group, Inc.	681
13	City National Corp.	745
31	Colonial BancGroup, Inc.	479
33	Colonial Properties Trust	818
9	Commerce Bankshares, Inc.	391
13	Cullen/Frost Bankers, Inc.	708
21	East-West Bancorp, Inc.	510
16	Endurance Specialty Holdings Ltd. ▼	652
29	Equity Residential Properties Trust	1,089
6	Everest Re Group Ltd.	559
6	General Growth Properties, Inc.	212
31	Genworth Financial, Inc.	742
12	HCC Insurance Holdings, Inc.	326
22	HCP Inc.	654
9	Hospitality Properties Trust	299
13	Host Hotels & Resorts, Inc.	219
21	Janus Capital Group, Inc.	570
11	Kimco Realty Corp.	387
46	MBIA, Inc.	718
26	Nationwide Financial Services, Inc. Class A	1,151
4	Northern Trust Corp.	279
6	PartnerRe Ltd. ▼	472
6	Plum Creek Timber Co., Inc.	263
8	Principal Financial Group, Inc.	447
13	ProLogis	772
17	RenaissanceRe Holdings Ltd. ADR ▼	969
11	Safeco Corp.	611

The Hartford Select MidCap Value Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Finance (continued)
4	SL Green Realty Corp.	$325
7	StanCorp Financial Group, Inc.	344
13	Taubman Centers, Inc.	629
20	TCF Financial Corp.	421
5	Torchmark Corp.	324
3	Transatlantic Holdings, Inc.	232
6	UnionBanCal Corp.	287
32	Valley National Bancorp	638
20	W.R. Berkley Corp.	590
9	Wilmington Trust Corp.	296
14	XL Capital Ltd. Class A ▼	628

		29,992

	Health Care - 3.8%
14	Amerisource Bergen Corp.	662
16	Coventry Health Care, Inc. ●▼	928
21	King Pharmaceuticals, Inc. ●▼	216
18	Omnicare, Inc.	401
9	Sigma-Aldrich Corp.	442
27	Watson Pharmaceuticals, Inc. ●▼	711

		3,360

	Services - 7.1%
6	Computer Sciences Corp. ●	235
33	Discovery Holding Co. ●▼	776
34	DreamWorks Animation SKG, Inc. ●▼	819
11	Electronic Data Systems Corp.	227
9	Expedia, Inc. ●▼	205
11	Hewitt Associates, Inc. ●▼	405
11	Liberty Global, Inc. ●▼	428
5	Liberty Media Corp. — Capital •	515
46	Novell, Inc. ●▼	292
6	Orient Express Hotels Ltd. Class A ▼	300
12	R.H. Donnelley Corp. ●	370
11	R.R. Donnelley & Sons Co.	373
24	Regal Entertainment Group	451
66	Unisys Corp. ●▼	274
6	URS Corp. ●	277
—	Washington Post Co. Class B	290

		6,237

	Technology - 11.1%
16	ADC Telecommunications, Inc. ● ▼	243
7	Applera Corp. — Applied Biosystems Group	205
14	Arrow Electronics, Inc. ●	482
66	Atmel Corp. ●	208
41	CA, Inc.	905
5	Cooper Industries Ltd. ▼	218
6	Dover Corp.	222
4	Energizer Holdings, Inc. ●▼	417
14	Fair Isaac, Inc.	357
7	Hubbell, Inc. Class B	319
16	Jabil Circuit, Inc.	213
4	L-3 Communications Holdings, Inc.	410
25	Lexmark International, Inc. ADR ●▼	911
56	LSI Corp. ●▼	292
8	Molex, Inc.	195
30	QLogic Corp. ●	429
8	SanDisk Corp. ● ▼	191
12	Seagate Technology ▼	249
14	Teleflex, Inc.	807
15	Telephone and Data Systems, Inc.	799
46	Tellabs, Inc. ●▼	312
19	Teradata Corp. ●▼	448
12	US Cellular Corp. ●	882

		9,714

	Transportation - 2.3%
16	CSX Corp.	766
12	Kansas City Southern ●▼	430
4	Teekay Shipping Corp. ▼	199
11	Thor Industries, Inc.	378
8	UAL Corp.	285

		2,058

	Utilities - 8.1%
15	Ameren Corp.	672
15	American Electric Power Co., Inc.	660
5	Consolidated Edison, Inc.	233
6	DTE Energy Co.	273
13	Edison International	694
5	Integrys Energy Group, Inc.	253
10	Nstar Co.	337
13	PG&E Corp.	521
13	PPL Corp.	651
5	Progress Energy, Inc.	239
16	Puget Energy, Inc.	416
9	Questar Corp.	458
26	Reliant Resouces, Inc. ●	555
21	Spectra Energy Corp.	489
7	Wisconsin Energy Corp.	296
15	Xcel Energy, Inc.	320

		7,067

	Total common stock (Cost $97,654)	$87,500

Principal
Amount
SHORT-TERM INVESTMENTS - 17.0%
	Repurchase Agreements - 0.4%

BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/01/2008 in the amount of $99, collateralized by U.S. Treasury Bond 6.00% - 8.75%, 2017 - 2026, U.S. Treasury Note 9.88% 2015, value of $102)

$99	1.70% dated 01/31/2008	$99
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 02/01/2008 in the amount of $99, collateralized by U.S. Treasury Note 4.13%, 2012, value of $102)
99	1.70% dated 01/31/2008	99
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2008 in the amount of $100, collateralized by U.S. Treasury Bond 5.50%, 2014, U.S. Treasury Note 12.50% 2028, value of $102)
100	1.60% dated 01/31/2008	100

		298

The Hartford Select MidCap Value Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
SHORT-TERM INVESTMENTS (continued)
	Securities Purchased with Proceeds from Security Lending – 16.4%
	Cash Collateral Reinvestment Fund:
$13,519	Navigator Prime Portfolio	$13,519

Principal
Amount
	Federal Home Loan Bank Collateral Securities:
	Federal Home Loan Bank
–	2.72%, 04/04/2008		–
1	4.00%, 02/06/2009		1

			1

	Federal Home Loan Mortgage Corporation Collateral Securities:
	Federal Home Loan Mortgage Corporation
84	2.81%, 02/08/2008		84
50	2.85%, 02/04/2008		50
590	4.13%, 11/30/2009		609

			743

	Federal National Mortgage Association Collateral Securities:
	Federal National Mortgage Association
14	2.68%, 03/03/2008		14
1	2.70%, 03/28/2008		1

			15

	U.S. Treasury Collateral Securities:
	U.S. Treasury Bond
3	2.00%, 01/15/2026 ◀		3
–	2.38%, 01/15/2025 ◀		–
1	3.38%, 04/15/1932 ◀		1
10	3.88%, 04/15/2029 ◀		18
1	6.25%, 08/15/2023		1
	U.S. Treasury Note
80	1.63%, 01/15/2015 ◀		91
2	1.88%, 07/15/2015 ◀		3
5	2.00%, 07/15/2014 - 01/15/2016 ◀		6
1	2.38%, 01/15/2017 ◀		1
4	2.50%, 07/15/2016 ◀		5
–	3.38%, 10/15/2009		–
1	4.25%, 01/15/2010 ◀		1

			130

			14,408

	U.S. Treasury Bills - 0.2%
175	2.85%, 03/13/2008 o		174

	Total short-term investments (Cost $14,880)		$14,880

	Total investments
	(Cost $112,534) ▲	116.8%	$102,380
	Other assets and liabilities	(16.8)%	(14,708)

	Total net assets	100.0%	$87,672

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.23% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $113,200 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,318
Unrealized Depreciation	(12,138)

Net Unrealized Depreciation	$(10,820)

●	Currently non-income producing.

▼	Security is partially on loan at January 31, 2008.

o	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

◀	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Select SmallCap Value Fund
Schedule of Investments
January 31, 2008
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 96.6%
	Basic Materials - 9.0%
2	AbitibiBowater, Inc.	$45
4	Ampco-Pittsburgh Corp.	147
6	AptarGroup, Inc.	238
1	Arch Chemicals, Inc.	37
41	Balchem Corp.	852
1	Barnes Group, Inc.	32
3	Blount International ●	31
10	Buckeye Technologies, Inc. ●	137
3	Cambrex Corp.	27
4	CF Industries Holdings, Inc.	417
4	Champion Enterprises, Inc. ●	36
2	CIRCOR International, Inc.	89
–	Coeur d’Alene Mines Corp. ●	1
10	Cooper Tire & Rubber Co.	164
5	Crown Media Holdings, Inc. ●	27
2	CSS Industries, Inc.	44
54	Glatfelter	775
4	H.B. Fuller Co.	86
5	Hercules, Inc.	87
2	Innophos Holdings, Inc.	26
–	L.B. Foster Co. Class A ●	5
41	Matthews Internationall Corp. Class A	2,018
2	Minerals Technologies, Inc.	114
18	Neenah Paper, Inc.	488
2	Newmarket Corp.	108
6	Olin Corp.	113
2	OM Group, Inc. ●	136
4	Quanex Corp.	215
3	Rock Tenn Co. Class A	77
5	Rockwood Holdings, Inc. ●	154
28	RPM International, Inc.	597
3	Schnitzer Steel Industries, Inc.	176
3	Sensient Technologies Corp.	89
2	Silgan Holdings, Inc.	73
3	Superior Essex, Inc. ●	67
68	Tempur-Pedic International, Inc.	1,346
4	Tredegar Corp.	57
5	Tupperware Brands Corp.	185
10	USEC, Inc. ●	84
2	W.R. Grace & Co. ●	47
13	Watts Water Technologies, Inc.	386

		9,833

	Capital Goods - 5.9%
3	ACCO Brands Corp. ●	43
2	Asyst Technologies, Inc. ●	5
8	Blyth, Inc.	164
3	Briggs & Stratton Corp.	71
3	Brooks Automation, Inc. ●	32
11	Callaway Golf Co.	204
2	Cascade Bancorp	119
50	Clarcor, Inc.	1,876
4	Columbus McKinnon Corp. ●	97
11	Compass Diversified Holdings	155
3	Cymer, Inc. ●	68
6	Enpro Industries, Inc. ●	174
87	Entegris, Inc. ●	670
2	Helen of Troy Ltd. ●	27
1	Imation Corp.	15
3	Jakks Pacific, Inc. ●	79
–	Kaman Corp.	9
1	Leapfrog Enterprises, Inc. ●	4
27	Lincoln Electric Holdings, Inc.	1,671
1	Marvel Entertainment, Inc. ●	39
6	Mattson Technology, Inc. ●	32
4	MKS Instruments, Inc. ●	71
2	Modine Manufacturing Co.	24
–	Nacco Industries, Inc. Class A	40
3	Nordson Corp.	132
4	Oil States International, Inc. ●	123
2	Orbital Sciences Corp. ●	42
4	Photronics, Inc. ●	49
18	RC2 Corp. ●	336
3	Rudolph Technologies, Inc. ●	35
1	Tecumseh Products Co. Class A ●	28

		6,434

	Consumer Cyclical - 13.8%
2	Adaptec, Inc. ●	5
7	AFC Enterprises, Inc. ●	65
19	Aftermarket Technology Corp. ●	466
4	Agilysys, Inc.	62
4	American Axle & Manufacturing Holdings, Inc.
2	Applied Industrial Technologies, Inc.	72
–	Beazer Homes USA, Inc.	1
25	Blockbuster, Inc. Class A ●	77
–	Bob Evans Farms, Inc.	12
56	Borders Group, Inc.	634
1	Brown Shoe Co., Inc.	14
2	Casey’s General Stores, Inc.	60
3	CBRL Group, Inc.	91
3	CEC Entertainment, Inc. ●	80
2	Charming Shoppes, Inc. ●	10
10	Chemed Corp.	502
35	Cherokee, Inc.	1,166
33	Children’s Place Retail Stores, Inc. ●	612
1	Collective Brands, Inc. ●	19
1	Columbia Sportswear Co.	52
1	Comfort Systems USA, Inc.	7
1	Compx International, Inc.	9
1	Conns, Inc. ●	12
1	Core-Mark Holding Co., Inc. ●	21
11	CSK Automotive Corp. ●	64
–	Domino’s Pizza, Inc.	6
8	Dress Barn, Inc. ●	98
4	Dycom Industries, Inc. ●	85
–	Eddie Bauer Holdings, Inc. ●	1
7	EMCOR Group, Inc. ●	143
6	Ethan Allen Interiors, Inc.	180
3	FTD Group, Inc.	40
1	Gaiam, Inc., Class A ●	19
15	Granite Construction, Inc.	582
24	Group 1 Automotive, Inc.	629
6	Hot Topic, Inc. ●	34
35	Huttig Building Products, Inc. ●	140
20	ICU Medical, Inc. ●	568
3	IKON Office Solutions, Inc.	24
6	Insight Enterprises, Inc. ●	105

The Hartford Select SmallCap Value Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Consumer Cyclical (continued)
–	Integrated Electrical Services, Inc. ●	$5
1	Interline Brands, Inc. ●	22
2	Jack in the Box, Inc. ●	46
1	Jo-Ann Stores, Inc. ●	8
7	Lear Corp. ●	197
2	Maidenform Brands, Inc. ●	22
69	McGrath RentCorp	1,598
5	Nash Finch Co.	171
36	Owens & Minor, Inc.	1,479
–	Oxford Industries	9
24	Papa John’s International, Inc. ●	601
22	Performance Food Group Co. ●	680
3	Perini Corp. ●	101
25	School Specialty, Inc. ●	792
1	Sealy Corp.	7
1	Spartan Stores, Inc.	16
–	Standard Motor Products	1
2	Systemax, Inc.	23
2	Tenneco Automotive, Inc. ●	45
15	United Stationers, Inc. ●	826
2	Village Super Market, Inc.	82
3	Volcom, Inc. ●	54
4	Warnaco Group, Inc. ●	144
1	Wolverine World Wide, Inc.	30
45	World Fuel Services Corp.	1,201

		15,023

	Consumer Staples - 2.4%
3	Cal-Maine Foods, Inc.	98
19	Chattem, Inc. ●	1,427
3	Elizabeth Arden, Inc. ●	68
1	Farmer Bros Co.	17
3	Hain Celestial Group, Inc. ●	84
25	J&J Snack Foods Corp.	625
–	Ralcorp Holdings, Inc. ●	11
4	TreeHouse Foods, Inc. ●	89
4	Universal Corp.	189
1	Vector Group Ltd.	9

		2,617

	Energy - 6.3%
3	Berry Petroleum Co.	105
2	Bill Barrett Corp. ●	73
4	Bois d’Arc Energy, Inc. ●	71
1	Cal Dive International, Inc. ●	9
–	Callon Petroleum Corp. ●	5
39	Crosstex Energy, Inc.	1,267
6	Delek U.S. Holdings, Inc.	100
7	Energy Partners Ltd. ●	89
2	Energysouth, Inc.	110
6	Exco Resources, Inc. ●	88
2	Exterran Holdings, Inc. ●	98
24	Grey Wolf, Inc. ●	143
1	Harvest Natural Resources, Inc. ●	15
5	Headwaters, Inc. ●	59
4	Laclede Group, Inc.	145
10	New Jersey Resources Corp.	469
1	Newpark Resources, Inc. ●	4
1	Nicor, Inc.	54
3	Northwest Natural Gas Co.	165
10	Oceaneering International, Inc. ●	547
5	Oilsands Quest, Inc. ●	16
7	Petrohawk Energy Corp. ●	109
4	Piedmont Natural Gas	90
12	Quicksilver Resources, Inc. ●	665
8	Rosetta Resources, Inc. ●	137
–	South Jersey Industries, Inc.	10
4	Southwest Gas Corp.	101
–	Stone Energy Corp. ●	6
36	TETRA Technologies, Inc. ●	560
5	Trico Marine Services, Inc. ●	148
36	WD40 Co.	1,229
5	WGL Holdings, Inc.	149
1	Whiting Petroleum Corp. ●	75

		6,911

	Finance - 26.0%
2	AMCORE Financial, Inc.	52
13	American Equity Investment Life Holding Co.	107
4	American Physicians Capital, Inc.	157
4	Amerigroup Corp. ●	152
1	Amtrust Financial Services	19
3	Anchor Bancorp Wisconsin	67
8	Anthracite Capital, Inc.	59
–	Anworth Mortgage Asset Corp.	1
3	Apollo Investment Corp.	49
110	Ares Capital Corp.	1,541
1	Argo Group International Holdings Ltd. ●	53
14	Ashford Hospitality	89
8	Aspen Insurance Holdings Ltd.	212
6	Assured Guaranty Ltd.	140
1	Asta Funding, Inc.	23
1	Bancfirst Corp.	54
10	Banco Latinoamericano de Exportaciones S.A. ADR Class E	147
9	Bankatlantick Bancorp, Inc. Class A	51
2	Berkshire Hills Bancorp, Inc.	45
34	Boston Private Financial Holdings, Inc.	778
1	Capital Corp. of the West	26
15	CapLease, Inc.	120
81	Cathay General Bancorp	2,087
4	Cedar Shopping Court	41
6	Centene Corp. ●	139
7	Centennial Bank Holdings, Inc. ●	42
5	Centerline Holding Co.	30
4	Central Pacific Financial Corp.	74
5	Chemical Financial Corp.	146
12	Citizens Republic Bancorp, Inc.	172
–	Citizens, Inc. ●	2
–	City Bank Lynnwood Wash	7
4	City Holding Co.	135
4	Clayton Holdings, Inc. ●	16
54	Colonial BancGroup, Inc.	840
–	Columbia Banking Systems, Inc.	5
2	CompuCredit Corp. ●	36
84	Corus Bankshares, Inc.	1,075
72	CVB Financial Corp.	803
23	DCT Industrial Trust, Inc.	221

The Hartford Select SmallCap Value Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Finance (continued)
2	Delphi Financial Group Class A	$53
13	Diamondrock Hospitality	174
1	Dollar Thrifty Automotive Group, Inc. ●	29
2	Downey Financial Corp.	72
7	Education Realty Trust, Inc.	81
7	Encore Capital Group, Inc. ●	55
33	Entertainment Properties Trust	1,629
1	Extra Space Storage, Inc.	20
4	FBL Financial Group Class A	140
1	Federal Agricultural Mortgage Corp.	19
34	Financial Federal Corp.	805
3	First Bancorp NC	60
12	First Bancorp Puerto Rico	113
9	First Commonwealth Financial Corp.	100
–	First Community Bancorp, Inc.	11
2	First Industrial Realty Trust, Inc.	56
4	First Merchants Corp.	120
2	First Mercury Financial Corp. ●	44
–	First Midwest Bancorp, Inc.	13
13	First Niagara Financial Group, Inc.	160
1	First Place Financial	16
3	FirstFed Financial Corp. ●	111
5	FirstMerit Corp.	119
6	Flagstone Reinsurance Holdings	82
6	FNB Corp.	88
3	FPIC Insurance Group, Inc. ●	109
27	Friedman Billings Ramsey Group, Inc.	88
1	Frontier Financial Corp.	16
11	GMH Communities Trust	60
7	Gramercy Capital Corp.	161
5	Great Southern Bancorp, Inc.	98
4	Green Bankshares, Inc.	73
1	Hanmi Financial Corp.	5
–	Harleysville Group, Inc.	4
15	Hersha Hospitality Trust	131
1	HFF, Inc. ●	3
9	Hilltop Holdings, Inc. ●	99
6	Horace Mann Educators Corp.	105
13	Impac Mortgage Holdings, Inc.	20
1	Imperial Capital Bancorp, Inc.	27
5	Independent Bank Corp. Michigan	69
8	Infinity Property & Casualty Corp.	322
4	Integra Bank Corp.	65
28	International Bancshares Corp.	574
9	IPC Holdings Ltd.	226
8	Irwin Financial Corp.	91
4	JER Investors Trust, Inc.	45
1	Kansas City Life Insurance Co.	38
–	Knight Capital Group, Inc. ●	3
6	Knology, Inc. ●	67
6	LaBranche & Co., Inc. ●	36
2	Lakeland Bancorp, Inc.	31
5	LaSalle Hotel Properties	145
7	Lexington Realty Trust	99
9	Luminent Mortgage Trust	7
2	Macatawa Bancorp	16
–	MainSource Financial Group, Inc.	5
2	Max Capital Group, Ltd.	51
139	MCG Capital Corp.	1,842
2	Medical Properties Trust, Inc.	25
22	MFA Mortgage Investments, Inc.	220
4	Molina Healthcare, Inc. ●	123
13	Montpelier Re Holdings Ltd.	218
1	N B T Bancorp	25
41	National Financial Partners Corp.	1,484
1	National Health Investors, Inc.	18
5	National Penn Bancshares, Inc.	84
9	National Retail Properties, Inc.	198
3	Navigators Group, Inc. ●	173
1	Newcastle Investment Corp.	14
9	NGP Capital Resources Co.	148
2	Novastar Financial, Inc.	2
10	Old National Bankcorp	169
12	Oriental Financial Group, Inc.	185
4	Pacific Capital Bancorp	85
2	Park National Corp.	137
1	Parkway Properties, Inc.	22
8	Penn Real Estate Investment Trust	210
–	Peoples Bancorp, Inc.	7
8	Phoenix Cos.	86
3	Piper Jaffray Cos. ●	118
17	PMA Capital Corp. Class A ●	135
–	ProAssurance Corp. ●	12
4	Provident Bankshares Corp.	79
6	Provident Financial Services, Inc.	78
8	Pzena Investment Management, Inc.	103
2	Quadra Realty Trust, Inc.	16
5	Rent-A-Center, Inc. ●	84
3	RLI Corp.	141
5	S&T Bancorp, Inc.	159
–	Sandy Spring Bancorp, Inc.	9
3	Santander BanCorp	35
3	Seabright Insurance Holdings ●	46
46	Selective Insurance Group	1,095
5	Senior Housing Properties Trust	111
–	Shenandoah Telecommun	4
2	Simmons First National Corp.	66
27	Solera Holdings, Inc. ●	616
5	South Financial Group, Inc.	85
2	Southwest Bancorp	30
12	StanCorp Financial Group, Inc.	566
1	Sterling Bancshares, Inc.	7
3	Sterling Financial Corp.	55
14	Strategic Hotels & Resorts, Inc.	205
–	Sun Bancorp, Inc. ●	3
12	Sunstone Hotel Investors, Inc.	198
7	Susquehanna Bancshares, Inc.	153
1	SWS Group, Inc.	8
8	Symmetricom, Inc. ●	33
5	Taylor Capital Group, Inc.	104
71	Trustco Bank Corp.	726
1	Trustmark Corp.	26
1	Umpqua Holdings Corp.	8
1	United Bankshares, Inc.	24
2	United Community Financial	13
1	United Fire & Casualty	37

The Hartford Select SmallCap Value Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Finance (continued)
1	U-Store-It	$8
335	W Holding Co., Inc.	486
5	Waddell and Reed Financial, Inc. Class A	162
6	WesBanco, Inc.	167
–	West Coast Bancorp	3
–	Wilshire Bancorp, Inc.	2

		28,363

	Health Care - 4.7%
30	Advanced Medical Optics, Inc. ●	625
–	Albany Molecular Research, Inc. ●	2
–	Alliance Imaging, Inc. ●	5
–	Alpharma, Inc. Class A ●	8
–	American Dental Partners, Inc. ●	1
5	Amicus Therapeutics, Inc. ●	45
2	AmSurg Corp. ●	44
3	Animal Health International, Inc. ●	34
9	Applera Corp. — Celera Group ●	136
2	Apria Healthcare Group, Inc. ●	49
1	CONMED Corp. ●	34
13	Cooper Co., Inc.	492
2	Cross Country Healthcare, Inc. ●	28
21	Emergency Medical Services ●	643
1	Forrester Research, Inc. ●	18
1	Genoptix, Inc. ●	22
1	Incyte Corp. ●	10
2	InterMune, Inc. ●	27
4	Invacare Corp.	97
23	Landauer, Inc.	1,076
19	Magellan Health Services, Inc. ●	814
1	Martek Biosciences Corp. ●	28
1	MedCath Corp. ●	23
–	Odyssey HealthCare, Inc. ●	4
–	Par Pharmaceutical Cos., Inc. ●	4
1	Perrigo Co.	27
10	Prestige Brands Holdings, Inc. ●	76
4	Rehabcare Group, Inc. ●	76
2	Sciele Pharma, Inc. ●	50
6	STERIS Corp.	154
–	Sunrise Senior Living, Inc. ●	6
1	ViroPharma, Inc. ●	12
21	Young Innovations, Inc.	430

		5,100

	Services - 12.3%
78	ABM Industries, Inc.	1,604
2	Aecom Technology Corp. ●	44
9	American Greetings Corp. Class A	189
22	AMN Healthcare Services, Inc. ●	344
3	Asset Acceptance	33
28	Avid Technology, Inc. ●	713
3	Belo Corp. Class A	55
1	Black Box Corp.	18
4	Bowne & Co., Inc.	53
–	Brady Corp. Class A	6
15	CACI International, Inc. Class A ●	680
–	Carmike Cinemas, Inc.	2
1	Casella Waste Systems, Inc. ●	10
6	Central European Media Enterprises Ltd. ●	597
1	CIBER, Inc. ●	3
20	Citadel Broadcasting Corp.	29
1	Coinstar, Inc. ●	15
25	Computer Services, Inc.	808
1	CRA International, Inc. ●	21
3	DynCorp International, Inc. ●	68
1	Entercom Communications Corp.	12
1	Entravision Communications Corp. Class A ●	7
3	Foundry Networks, Inc. ●	35
15	G & K Services, Inc. Class A	608
1	Great Wolf Resorts, Inc. ●	6
1	Healthspring, Inc. ●	17
1	Heidrick & Struggles International, Inc.	27
55	Jackson Hewitt Tax Service, Inc.	1,217
6	JDA Software Group, Inc. ●	110
5	Journal Communications, Inc.	37
3	Kelly Services, Inc.	50
–	Kforce, Inc. ●	1
–	Korn/Ferry International ●	6
6	Lee Enterprises, Inc.	66
1	Lin TV Corp. ●	7
1	Manhattan Associates, Inc. ●	26
–	Mantech International Corp. Class A ●	16
–	MAXIMUS, Inc.	7
1	Monroe Muffler, Inc.	9
1	MPS Group, Inc. ●	13
51	Navigant Consulting, Inc. ●	599
7	Pacer International, Inc.	118
6	Parametric Technology Corp. ●	97
7	Perot Systems Corp. Class A ●	83
23	Plexus Corp. ●	520
8	Premiere Global Services, Inc. ●	98
1	Radio One, Inc. Class D ●	1
3	Regis Corp.	68
28	Resources Connection, Inc.	582
8	SAIC, Inc. ●	146
3	Scholastic Corp. ●	110
18	Spherion Corp. ●	122
–	Standard Parking Corp. ●	9
15	Stewart Enterprises, Inc.	110
55	Syntel, Inc.	1,624
3	Tetra Tech, Inc. ●	52
18	Unifirst Corp.	732
109	Unisys Corp. ●	453
4	Viad Corp.	96
5	Waste Connections, Inc. ●	156
1	Watson Wyatt Worldwide, Inc.	52
5	Westwood One, Inc.	8
1	Wright Express Corp. ●	17

		13,422

	Technology - 9.6%
1	A.O. Smith Corp.	43
7	Actel Corp. ●	85
–	Actuant Corp. Class A	3
–	Acuity Brands, Inc.	9
–	ADTRAN, Inc.	8

The Hartford Select SmallCap Value Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology (continued)
3	Alaska Communication Systems Holdings, Inc.	$42
50	American Reprographics Co. LLC ●	786
14	AMETEK, Inc.	612
2	Analogic Corp.	94
1	Anaren Microwave, Inc. ●	8
–	Arris Group, Inc. ●	4
10	Avocent Corp. ●	173
–	Badger Meter, Inc.	4
30	Benchmark Electronics, Inc. ●	531
1	Bio-Rad Laboratories, Inc. Class A ●	142
–	Bottomline Technologies, Inc. ●	3
6	Checkpoint Systems, Inc. ●	146
27	Cincinnati Bell, Inc. ●	104
1	CMGI, Inc. ●	18
26	Coherent, Inc. ●	668
–	comScore, Inc. ●	5
8	Consolidated Communications Holdings, Inc.	124
28	Credence Systems Corp. ●	37
2	CSG Systems International, Inc. ●	22
3	CTS Corp.	32
3	Cubic Corp.	81
2	Datascope Corp.	52
5	Deluxe Corp.	112
1	DG Fastchannel, Inc. ●	23
6	Digi International, Inc. ●	74
54	Electronics for Imaging, Inc. ●	792
9	Emulex Corp. ●	139
2	Enersys ●	39
–	Esterline Technologies Corp. ●	19
1	Extreme Networks, Inc. ●	4
65	General Communication, Inc. Class A ●	469
4	GeoEye, Inc. ●	129
5	GrafTech International Ltd. ●	81
1	Greatbatch, Inc. ●	29
17	Harris Interactive, Inc. ●	53
6	Interactive Data Corp.	168
8	Interwoven, Inc. ●	96
–	iPass, Inc. ●	1
19	iPCS, Inc.	489
14	Kemet Corp. ●	74
2	Keynote Systems, Inc. ●	18
1	Lawson Software, Inc. ●	12
2	Littelfuse, Inc. ●	65
11	Methode Electronics, Inc.	135
1	Movado Group	17
56	MSC.Software Corp. ●	731
3	Newport Corp. ●	30
8	Nexstar Broadcasting Group A ●	62
11	Palm, Inc.	61
4	Park Electrochemical Corp.	97
10	Pegasystems, Inc.	101
2	Pericom Semiconductor Corp. ●	31
7	Plantronics, Inc.	126
3	Polypore International, Inc. ●	63
2	Quantum Corp. ●	4
3	RCN Corp.	40
23	RF Micro Devices, Inc. ●	74
34	Schwak, Inc.	487
1	SI International ●	30
33	Silicon Storage Technology, Inc. ●	93
5	Skyworks Solutions, Inc. ●	36
3	SonicWALL, Inc. ●	24
5	Spansion, Inc. ●	20
1	Standard Microsystems Corp. ●	24
7	Stoneridge, Inc. ●	65
–	Surewest Communications	5
5	Sybase, Inc. ●	151
2	Sycamore Networks, Inc. ●	6
6	Syniverse Holdings, Inc. ●	95
5	Technitrol, Inc.	104
–	TechTarget ●	4
–	Teledyne Technologies, Inc. ●	10
20	Tibco Software, Inc. ●	147
1	TriQuint Semiconductor, Inc. ●	7
27	Trizetto Group, Inc. ●	521
2	TTM Technologies, Inc. ●	22
9	United Online, Inc.	99
–	USA Mobility, Inc.	1
1	Varian, Inc. ●	40
10	Vignette Corp. ●	134
7	Zoran Corp. ●	80

		10,499

	Transportation - 5.0%
1	Alaska Air Group, Inc. ●	20
3	Atlas Air Worldwide Holdings, Inc. ●	160
5	ExpressJet Holdings, Inc. ●	13
22	Forward Air Corp.	691
4	General Maritime Corp.	97
1	Gulfmark Offshore, Inc. ●	38
3	Heartland Express, Inc.	57
3	Hornbeck Offshore Services, Inc. ●	128
55	Landstar System, Inc.	2,702
3	Polaris Industries, Inc.	143
7	Republic Airways Holdings, Inc. ●	140
4	SkyWest, Inc.	115
14	Thor Industries, Inc.	487
18	Tsakos Energy Navigation Ltd.	603
5	Wabash National Corp.	43
2	Winnebago Industries, Inc.	32

		5,469

	Utilities - 1.6%
16	Aquila, Inc. ●	56
2	Black Hills Corp.	85
2	Cleco Corp.	49
8	El Paso Electric Co. ●	176
1	IDACORP, Inc.	42
–	MGE Energy, Inc.	13
50	Pike Electric Corp. ●	821
6	PNM Resources, Inc.	110
4	Portland General Electric Co.	94
2	UIL Holdings Corp.	79
2	UniSource Energy Corp.	44
8	Westar Energy, Inc.	192

		1,761

	Total common stock (Cost $118,875)	$105,432

The Hartford Select SmallCap Value Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value+
SHORT-TERM INVESTMENTS - 3.3%
	Finance - 1.3%
	UBS Americas
$1,436	3.02%, 02/01/2008	$1,436

Shares
	Investment Pools and Funds - 2.0%
995	Federated Investors Prime Obligations Fund		995
1,179	State Street Bank Money Market Fund		1,179

			2,174

	Total short-term investments (Cost $3,610)		$3,610

	Total investments (Cost $122,485) ▲	99.9%	$109,042
	Other assets and liabilities	0.1%	123

	Total net assets	100.0%	$109,165

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.69% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $122,485 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,271
Unrealized Depreciation	(18,714)

Net Unrealized Depreciation	$(13,443)

●	Currently non-income producing.

Futures Contracts Outstanding at January 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell Mini Futures	13	Long	Mar, 2008	$(13)

*	The number of contracts does not omit 000’s.

Cash of $55 was pledged as initial margin deposit for open futures contracts at January 31,2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Short Duration Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES – 34.1%
	Finance – 34.1%
	American Express Credit Account Master Trust
$207	4.74%, 02/15/2012 ⌂ Δ	$207
	AmeriCredit Automobile Receivables Trust
1,325	2.67%, 03/07/2011	1,323
379	4.22%, 07/06/2009 ⌂	380
600	5.04%, 05/06/2011 ⌂	615
1,400	5.07%, 07/06/2010 ⌂	1,405
	Banc of America Securities Automotive Trust
1,500	4.49%, 02/18/2013 ⌂	1,506
	Bayview Commercial Asset Trust
472	4.38%, 01/25/2035 ⌂ Δ	388
6,314	7.00%, 07/25/2037 ⌂ ►	749
12,650	7.18%, 01/25/2037 ⌂ ►	1,138
10,618	7.50%, 09/25/2037 ⌂ ►	1,405
	Bayview Financial Acquisition Trust
1,260	4.91%, 02/25/2033 ⌂	1,228
2,000	5.64%, 11/28/2036 ⌂	1,867
	Bear Stearns Asset Backed Securities, Inc.
731	5.16%, 09/25/2033 ⌂	721
	Bear Stearns Commercial Mortgage Securities, Inc.
21,142	4.12%, 11/11/2041 ⌂ ►	504
57,331	4.65%, 02/11/2041 ⌂ ►	537
107,096	6.25%, 12/11/2040 ⌂ ►	454
	Capital Automotive Receivables Asset Trust
800	5.55%, 01/18/2011 ⌂	819
200	5.77%, 05/20/2010 ⌂	200
225	6.15%, 04/20/2011 ⌂	222
1,000	6.35%, 03/17/2014 ■	953
	Capital One Multi-Asset Execution Trust
1,000	4.50%, 06/15/2011	1,002
	Capital One Prime Automotive Receivables Trust
1,000	5.68%, 06/16/2014 ⌂	990
	Carmax Automotive Owner Trust
1,000	6.12%, 07/15/2013	1,001
	CBA Commercial Small Balance Commercial Mortgage
45,552	7.00%, 07/25/2035 – 06/25/2038 ⌂ ►	.. 2,503
11,207	9.75%, 01/25/2039 ⌂ ►	1,121
	Citibank Credit Card Issuance Trust
2,000	4.45%, 04/07/2010 ⌂	2,004
2,000	4.76%, 01/09/2012 ⌂ Δ	1,893
	Citicorp Residential Mortgage Securities
100	6.27%, 06/25/2037 Δ	97
	CNH Equipment Trust
750	4.93%, 12/17/2012 ⌂	713
	Commercial Mortgage Pass-Through Certificates
3,168	3.59%, 03/10/2039 ⌂ ►	62
1,500	4.69%, 12/15/2020 ■ Δ	1,489
	Countrywide Asset-Backed Certificates
1,500	5.57%, 11/25/2035	1,368
1,000	5.71%, 11/25/2035	789
	CS First Boston Mortgage Securities Corp.
12,743	4.17%, 07/15/2036 ⌂ ►	204
	DaimlerChrysler Automotive Trust
800	5.14%, 09/08/2012	795
	Equity One ABS, Inc.
39	5.88%, 07/25/2034 ⌂ Δ	38
	Ford Credit Automotive Owner Trust
2,924	5.29%, 04/15/2011	3,010
750	5.48%, 09/15/2011 ⌂	766
500	5.68%, 06/15/2012 ⌂	479
1,000	5.69%, 11/15/2012	986
	GE Capital Commercial Mortgage Corp.
8,386	3.76%, 03/10/2040 ⌂ ►	124
	GMAC Mortgage Corp. Loan Trust
1,252	4.09%, 04/25/2033	1,244
367	4.62%, 04/25/2033	365
715	5.75%, 10/25/2036	637
	Goldman Sachs Automotive Loan Trust
241	4.98%, 11/15/2013 ⌂	241
	Goldman Sachs Mortgage Securities Corp. II
2,000	4.32%, 10/10/2028	1,972
19,375	4.38%, 08/10/2038 ⌂ ►	151
	Granite Mortgages plc
500	6.63%, 01/20/2043 ⌂ Δ	497
	Great America Leasing Receivables
234	5.43%, 09/15/2008 ■	234
	Green Tree Financial Corp.
9	7.30%, 01/15/2026	10
	Hasco NIM Trust
57	6.25%, 12/26/2035 ⌂	38
	Hertz Vehicle Financing LLC
1,000	4.93%, 02/25/2010 ■	984
	Home Equity Asset Trust
400	7.36%, 07/25/2037 ⌂ Δ	77
	Hyundai Automotive Receivables Trust
336	4.10%, 08/15/2011 ⌂	335
1,500	4.45%, 02/15/2012 ⌂	1,489
	JP Morgan Chase Commercial Mortgage Security Corp.
12,714	4.65%, 10/15/2037 ⌂ ►	198
36,564	4.82%, 08/12/2037 ⌂ ►	116
1,183	4.99%, 02/15/2020 ⌂ Δ	1,072
1,248	5.34%, 05/12/2045	1,255
	LaSalle Commercial Mortgage Securities
17,559	6.20%, 09/20/2043 ⌂ ►	696
	LB-UBS Commercial Mortgage Trust
259	3.63%, 10/15/2029	256
1,533	4.25%, 12/15/2036 ⌂ ►	40
	Lehman Brothers Small Balance Commercial
1,060	6.77%, 09/27/2036 ⌂	1,041
	Long Beach Asset Holdings Corp.
180	5.78%, 04/25/2046 ⌂	9
	Marlin Leasing Receivables LLC
199	4.63%, 11/17/2008 ■	199
233	5.09%, 08/15/2012 ⌂	236
1,600	5.33%, 09/16/2013 ■	1,641

The Hartford Short Duration Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
	Finance (continued)
	Marlin Leasing Receivables LLC (continued)
$453	5.63%, 09/16/2013 ⌂	$449
	MBNA Credit Card Master Note Trust
550	6.80%, 07/15/2014 ⌂	534
	Merrill Lynch Mortgage Trust
17,030	3.81%, 08/12/2039 ⌂ ►	392
18,056	3.96%, 10/12/2041 ⌂ ►	445
27,235	4.67%, 09/12/2042 ⌂ ►	247
	Morgan Stanley Capital I
11	2.80%, 12/15/2041	11
149	3.96%, 06/15/2040	148
	Morgan Stanley Dean Witter Capital I
117	5.38%, 01/15/2039	118
	Nationstar Home Equity Loan Trust
74	9.97%, 03/25/2037 ⌂ Δ	72
	Ocwen Advance Receivables Backed Notes
1,500	5.34%, 11/24/2015 ⌂	1,387
	Renaissance Home Equity Loan Trust
675	7.00%, 09/25/2037 ⌂	135
405	7.50%, 04/25/2037 ⌂	60
131	9.79%, 04/25/2037 ⌂	75
	Structured Asset Investment Loan Trust
305	5.13%, 11/25/2033 ⌂ Δ	266
	Structured Asset Securities Corp.
400	5.88%, 01/25/2037 – ⌂ Δ	64
450	5.88%, 02/25/2037 – ⌂ Δ	87
	Superior Wholesale Inventory Financing Trust
500	4.72%, 06/15/2010 Δ	473
	Swift Master Automotive Receivables Trust
1,000	5.69%, 10/15/2012 Δ	955
	USAA Automotive Owner Trust
1,560	4.16%, 04/16/2012	1,573
860	5.07%, 06/15/2013	880
1,000	5.66%, 03/15/2013 ⌂	970
	Wachovia Automotive Loan Owner Trust
1,700	5.42%, 04/21/2014 ⌂	1,641
1,000	5.54%, 12/20/2012 ⌂	956
	Wachovia Bank Commercial Mortgage Trust
188	3.48%, 08/15/2041	186
5,714	3.65%, 02/15/2041 ⌂ ►	120
	Washington Mutual Master Note Trust
1,500	4.62%, 10/15/2013 ⌂ Δ	1,356
	Washington Mutual, Inc.
17,698	7.00%, 11/23/2043 ⌂ ►	816
	Wells Fargo Home Equity Trust
1,900	3.68%, 04/25/2034 Δ	1,839
	WFS Financial Owner Trust
1,091	4.76%, 05/17/2013	1,059
	World Financial Network Credit Card Master
1,000	6.69%, 05/15/2012 Δ	1,004
	World Omni Automotive Receivables Trust
91	3.62%, 07/12/2011	$91

	Total asset & commercial mortgage backed securities (Cost $74,911)	$71,497

CERTIFICATE OF DEPOSIT – 1.4%
	Finance – 1.4%
	Bank of New York Co., Inc.
$500	5.05%, 03/03/2009	$505
	Comerica Bank
1,350	4.59%, 08/07/2009 Δ	1,346
	Sovereign Bank
1,000	4.00%, 02/01/2008	1,000

	Total certificate of deposit (Cost $2,834)	$2,851

CORPORATE BONDS: INVESTMENT GRADE – 27.9%
	Basic Materials – 1.2%
	Xstrata Finance Dubai Ltd.
$2,500	5.23%, 11/13/2009 ■ Δ	$2,494

	Consumer Cyclical – 0.2%
	SABMiller plc
510	5.03%, 07/01/2009 ■ Δ	513

	Consumer Staples – 0.9%
	Diageo Capital plc
860	3.38%, 03/20/2008	860
	Miller Brewing Co.
1,000	4.25%, 08/15/2008 ■	1,004

		1,864

	Energy – 0.9%
	Transocean, Inc.
2,000	5.34%, 09/05/2008 Δ	1,993

	Finance – 17.6%
	American Express Credit Corp.
1,700	4.50%, 11/09/2009 Δ	1,672
	American General Finance Corp.
1,000	2.75%, 06/15/2008	996
	Bear Stearns & Co., Inc.
2,000	4.33%, 07/16/2009 Δ	1,919
	Capital One Bank
415	4.25%, 12/01/2008	410
	Capital One Financial Corp.
1,000	5.43%, 09/10/2009 Δ	933
	Capmark Financial Group
2,000	5.53%, 05/10/2010 ■ Δ	1,561
	CIT Group, Inc.
750	5.02%, 08/17/2009 Δ	690
	Citicorp
1,584	6.38%, 11/15/2008	1,620
	Countrywide Financial Corp.
79	4.50%, 06/15/2010	70
2,000	5.32%, 05/07/2012 Δ	1,569
162	5.80%, 06/07/2012	144
	Countrywide Home Loans, Inc.
175	4.00%, 03/22/2011	152
362	4.13%, 09/15/2009	323
291	6.25%, 04/15/2009	270

The Hartford Short Duration Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Finance (continued)
	Credit Suisse First Boston NY
$220	6.50%, 05/01/2008 ■	$221
	ERAC USA Finance Co.
1,000	7.35%, 06/15/2008 ■	1,014
	General Electric Capital Corp.
1,880	4.00%, 02/17/2009	1,898
	Goldman Sachs Group, Inc.
800	4.88%, 03/30/2009 Δ	794
1,470	4.96%, 11/16/2009 — 12/23/2009 Δ	1,456
	J.P. Morgan Chase & Co.
1,145	6.00%, 02/15/2009	1,167
	Lehman Brothers Holdings, Inc.
885	4.98%, 11/16/2009 Δ	863
	Merrill Lynch & Co., Inc.
2,000	4.98%, 03/23/2010 Δ	1,939
720	5.21%, 12/04/2009 Δ	697
	Morgan Stanley
1,200	4.65%, 05/07/2010 Δ	1,165
375	4.97%, 05/07/2010 Δ	367
1,100	5.01%, 02/09/2009 Δ	1,091
	North Street Referenced Linked Notes
1,000	5.68%, 07/30/2010 ⌂ Δ	900
500	6.03%, 07/30/2010 ⌂ Δ	386
	Prudential Financial, Inc.
650	3.75%, 05/01/2008	650
	Prudential Funding LLC
1,000	6.60%, 05/15/2008 ■	1,007
	Simon Property Group L.P.
635	3.75%, 01/30/2009	630
	Sovereign Bancorp, Inc.
2,000	5.11%, 03/23/2010 Δ	1,913
	Travelers Property Casualty Corp.
400	3.75%, 03/15/2008	400
	UnitedHealth Group, Inc.
1,000	3.75%, 02/10/2009	996
1,000	5.09%, 06/21/2010 ■ Δ	976
	US Bank NA
1,000	3.40%, 03/02/2009	993
	Wachovia Corp.
2,000	5.63%, 12/15/2008 Δ	2,026
	Zion Bancorp
1,000	5.11%, 09/15/2008 Δ	1,003

		36,881

	Health Care — 2.2%
	Cardinal Health, Inc
2,000	5.00%, 10/02/2009 ■ Δ	2,008
	CVS Caremark Corp.
2,685	5.42%, 06/01/2010 Δ	2,623

		4,631

	Services — 3.0%
	Comcast Corp.
1,490	4.68%, 07/14/2009 Δ	1,460
	Time Warner, Inc.
2,520	5.11%, 11/13/2009 Δ	2,446
	Walt Disney Co.
1,120	4.12%, 07/16/2010 Δ	1,110
1,200	5.25%, 09/10/2009 Δ	1,200

		6,216

	Technology — 1.0%
	Deutsche Telekom International Finance B.V.
1,000	5.06%, 03/23/2009 Δ	993
	Lenfest Communications, Inc.
1,000	7.63%, 02/15/2008	1,001

		1,994

	Transportation — 0.2%
	TTX Co.
350	3.88%, 03/01/2008 ■	350

	Utilities — 0.7%
	Ohio Power Co.
1,500	4.83%, 04/05/2010 Δ	1,478

	Total corporate bonds: investment grade (Cost $59,772)	$58,414

CORPORATE BONDS: NON-INVESTMENT GRADE — 0.8%
	Finance — 0.8%
	Residential Capital Corp.
$2,000	5.65%, 06/09/2008 Δ	$1,710

	Total corporate bonds: non-investment grade (Cost $1,972)	$1,710

U.S. GOVERNMENT AGENCIES — 8.6%
	Federal Home Loan Mortgage Corporation — 3.7%
	Remic — Pac’s:
$7,419	6.00%, 2032	$7,699

	Federal National Mortgage Association — 1.7%
	Remic — Pac’s:
3,579	5.50%, 2014	3,646

	Government National Mortgage Association—3.2%
	Remic — Pac’s:
4,436	6.00%, 2032	4,568
2,000	6.50%, 2031	2,128

		6,696

	Total U.S. government agencies (Cost $17,649)	$18,041

U.S. GOVERNMENT SECURITIES — 17.0%
	U.S. Treasury Securities — 17.0%
	U.S. Treasury Notes:
$10,000	2.88%, 2013	$10,025
25,000	4.50%, 2009	25,726

	Total U.S. government securities (Cost $35,121)	$35,751

	Total long-term investments (Cost $192,259)	$188,264

SHORT-TERM INVESTMENTS — 9.7%
	Basic Materials — 1.4%
	ALCOA, Inc.
$3,000	3.70%, 02/29/2008	$2,991

	Consumer Cyclical — 1.4%
	Lowes Companies, Inc.
3,000	4.05%, 02/04/2008	2,999

The Hartford Short Duration Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS (continued)
	Consumer Staples — 3.4%
	Kraft Foods, Inc.
$4,000	3.40%, 02/08/2008		$3,997
3,000	4.60%, 02/04/2008		2,998

			6,995

	Finance — 3.5%
	Textron Financial Corp.
3,855	3.60%, 02/08/2008		3,852
	UBS Finance LLC
3,481	3.02%, 02/01/2008		3,481

			7,333

	Total short-term investments (Cost $20,318)		$20,318

	Total investments (Cost $212,577)▲	99.5%	$208,582
	Other assets and liabilities	0.5%	1,020

	Total net assets	100.0%	$209,602

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.66% of total net assets at January 31, 2008.
▲	At January 31, 2008, the cost of securities for federal income tax purposes was $212,584 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,043
Unrealized Depreciation	(6,045)

Net Unrealized Depreciation	$(4,002)

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2008, was $16,648, which represents 7.94% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2008.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at January 31, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
06/2004	207	American Express Credit Account Master Trust, 4.74%, 02/15/2012 - 144A	$207
02/2007	379	AmeriCredit Automobile Receivables Trust, 4.22%, 07/06/2009	378
04/2005	600	AmeriCredit Automobile Receivables Trust, 5.04%, 05/06/2011	600
06/2004 - 08/2005	1,400	AmeriCredit Automobile Receivables Trust, 5.07%, 07/06/2010	1,405
06/2005	1,500	Banc of America Securities Automotive Trust, 4.49%, 02/18/2013	1,500
12/2004	472	Bayview Commercial Asset Trust, 4.38%, 01/25/2035 - 144A	$472
05/2007	6,314	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 - 144A	901
12/2006	12,650	Bayview Commercial Asset Trust, 7.18%, 01/25/2037 - 144A	1,377
08/2007	10,618	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 - 144A	1,465
11/2006	1,260	Bayview Financial Acquisition Trust, 4.91%, 02/25/2033 - 144A	1,226
11/2006	2,000	Bayview Financial Acquisition Trust, 5.64%, 11/28/2036	2,000
08/2006	731	Bear Stearns Asset Backed Securities, Inc., 5.16%, 09/25/2033	718
12/2004	21,142	Bear Stearns Commercial Mortgage Securities, Inc., 4.12%, 11/11/2041	507
03/2005 - 08/2007	57,331	Bear Stearns Commercial Mortgage Securities, Inc., 4.65%, 02/11/2041	545
12/2005	107,096	Bear Stearns Commercial Mortgage Securities, Inc., 6.25%, 12/11/2040 - 144A	442
02/2006	800	Capital Automotive Receivables Asset Trust, 5.55%, 01/18/2011	800
08/2006	200	Capital Automotive Receivables Asset Trust, 5.77%, 05/20/2010 - 144A	200
08/2006	225	Capital Automotive Receivables Asset Trust, 6.15%, 04/20/2011 - 144A	225
09/2007	1,000	Capital One Prime Automotive Receivables Trust, 5.68%, 06/16/2014	1,000
04/2006 - 06/2007	45,552	CBA Commercial Small Balance Commercial Mortgage, 7.00%, 07/25/2035 - 06/25/2038 - 144A	2,256
11/2006 - 08/2007	11,207	CBA Commercial Small Balance Commercial Mortgage, 9.75%, 01/25/2039 - 144A	1,074
09/2006	2,000	Citibank Credit Card Issuance Trust, 4.45%, 04/07/2010	1,997
12/2006	2,000	Citibank Credit Card Issuance Trust, 4.76%, 01/09/2012	2,000
09/2005	750	CNH Equipment Trust, 4.93%, 12/17/2012	747
03/2004 - 08/2006	3,168	Commercial Mortgage Pass-Through Certificates, 3.59%, 03/10/2039 - 144A	64
08/2004 -	12,743	CS First Boston Mortgage Securities 08/2006 Corp., 4.17%, 07/15/2036 - 144A	203
07/2004	39	Equity One ABS, Inc., 5.88%, 07/25/2034 39
02/2006	750	Ford Credit Automotive Owner Trust, 5.48%, 09/15/2011	750
08/2006	500	Ford Credit Automotive Owner Trust, 5.68%, 06/15/2012	500

The Hartford Short Duration Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Period	Shares/		Cost
Acquired	Par	Security	Basic
04/2004	8,386	GE Capital Commercial Mortgage Corp., 3.76%, 03/10/2040 - 144A	$123
08/2005	241	Goldman Sachs Automotive Loan Trust, 4.98%, 11/15/2013	241
07/2004	19,375	Goldman Sachs Mortgage Securities Corp. II, 4.38%, 08/10/2038 - 144A	154
06/2004	500	Granite Mortgages plc, 6.63%, 01/20/2043	510
03/2006	57	Hasco NIM Trust, 6.25%, 12/26/2035 - 144A	57
03/2007	400	Home Equity Asset Trust, 7.36%, 07/25/2037	389
08/2004	336	Hyundai Automotive Receivables Trust, 4.10%, 08/15/2011	336
06/2005	1,500	Hyundai Automotive Receivables Trust, 4.45%, 02/15/2012	1,500
03/2005	12,714	JP Morgan Chase Commercial Mortgage Security Corp., 4.65%, 10/15/2037 - 144A	202
03/2005	36,564	JP Morgan Chase Commercial Mortgage Security Corp., 4.82%, 08/12/2037	99
03/2006	1,183	JP Morgan Chase Commercial Mortgage Security Corp., 4.99%, 02/15/2020 - 144A	1,182
12/2006 - 08/2007	17,559	LaSalle Commercial Mortgage Securities, 6.20%, 09/20/2043 - 144A	730
03/2003	1,533	LB-UBS Commercial Mortgage Trust, 4.25%, 12/15/2036 - 144A	28
09/2006 - 07/2007	1,060	Lehman Brothers Small Balance Commercial, 6.77%, 09/27/2036 - 144A	1,059
03/2006	180	Long Beach Asset Holdings Corp., 5.78%, 04/25/2046 - 144A	180
08/2005 - 12/2006	233	Marlin Leasing Receivables LLC, 5.09%, 08/15/2012 - 144A	233
09/2006	453	Marlin Leasing Receivables LLC, 5.63%, 09/16/2013 - 144A	453
08/2007	550	MBNA Credit Card Master Note Trust, 6.80%, 07/15/2014	556
09/2004	17,030	Merrill Lynch Mortgage Trust, 3.81%, 08/12/2039 - 144A	409
11/2004 - 08/2006	18,056	Merrill Lynch Mortgage Trust, 3.96%, 10/12/2041 - 144A	462
03/2005	27,235	Merrill Lynch Mortgage Trust, 4.67%, 09/12/2042	228
04/2007	74	Nationstar Home Equity Loan Trust, 9.97%, 03/25/2037 - 144A	74
10/2006- 11/2006	1,000	North Street Referenced Linked Notes, 5.68%, 07/30/2010 - 144A	958
11/2006	500	North Street Referenced Linked Notes, 6.03%, 07/30/2010 - 144A	447
11/2006	1,500	Ocwen Advance Receivables Backed Notes, 5.34%, 11/24/2015 - 144A	1,500
08/2007	675	Renaissance Home Equity Loan Trust, 7.00% 09/25/2037	472
03/2007	405	Renaissance Home Equity Loan Trust, 7.50%, 04/25/2037	349
03/2007	131	Renaissance Home Equity Loan Trust, 9.79%, 04/25/2037 - 144A	131
06/2005	305	Structured Asset Investment Loan Trust, 5.13%, 11/25/2033	309
03/2007	400	Structured Asset Securities Corp., 5.88%, 01/25/2037 - 144A	396

03/2007	450	Structured Asset Securities Corp., 5.88%, 02/25/2037	442

08/2006	1,000	USAA Automotive Owner Trust, 5.66%, 03/15/2013	1,000
09/2006	1,700	Wachovia Automotive Loan Owner Trust, 5.42%, 04/21/2014 - 144A	1,700
10/2006	1,000	Wachovia Automotive Loan Owner Trust, 5.54%, 12/20/2012 - 144A	1,000
02/2004	5,714	Wachovia Bank Commercial Mortgage Trust, 3.65%, 02/15/2041 - 144A	112
11/2006	1,500	Washington Mutual Master Note Trust, 4.62%, 10/15/2013 - 144A	1,500
11/2006	17,698	Washington Mutual, Inc., 7.00%, 11/23/2043 - 144A	870

The aggregate value of these securities at January 31, 2008 was $42,971 which represents 20.60% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Small Company Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 94.0%
	Basic Materials – 8.8%
41	Alpha Natural Resources, Inc. ● ▼	$1,355
24	American Vanguard ▼	361
95	Arch Coal, Inc. ▼	4,161
23	Barnes Group, Inc. ▼	621
19	Cabot Microelectronics Corp. ●	662
20	Century Aluminum Co. ● ▼	1,033
20	Ceradyne, Inc. ●	939
13	CF Industries Holdings, Inc.	1,433
75	Church & Dwight Co., Inc.	4,015
17	Cleveland-Cliffs, Inc. ▼	1,697
24	Drew Industries ●	637
11	Dynamic Materials Corp.	605
70	FMC Corp. ▼	3,724
83	Foundation Coal Holdings, Inc.	4,335
64	Greif, Inc.	4,241
112	Hercules, Inc. ▼	1,962
10	Horsehead Holding Corp. ●	149
399	Kingboard Chemical Holdings Ltd. †	1,664
45	Lupatech S.A.	1,266
51	Owens-Illinois, Inc. ●	2,566
297	Rexam plc †	2,486
109	Select Comfort Corp. ● ▼	854
115	Sturm Ruger & Co,. Inc. ●	1,033
62	Tempur-Pedic International, Inc. ▼	1,233
101	Terra Industries, Inc. ● ▼	4,548
9	Titan International, Inc.	267
47	Tupperware Brands Corp. ▼	1,756
8	Valmont Industries, Inc. ▼	686
2	W.R. Grace & Co. ●	38

		50,327

	Capital Goods – 5.5%
69	Asyst Technologies, Inc. ● ▼	202
29	Bally Technologies, Inc. ● ▼	1,373
13	Blue Nile, Inc. ● ▼	743
10	Bucyrus International, Inc. ▼	899
25	Cymer, Inc. ● ▼	674
14	Dril-Quip, Inc. ●	704
23	Flotek Industries, Inc. ● ▼	462
87	Flowserve Corp.	7,105
32	Goodman Global, Inc. ● ▼	798
44	Hexcel Corp. ● ▼	965
59	Kennametal, Inc.	1,816
11	Kulicke and Soffa Industries, Inc. ●	60
16	Lufkin Industries, Inc.	831
124	Marvel Entertainment, Inc. ● ▼	3,504
10	MKS Instruments, Inc. ● ▼	184
13	NATCO Group, Inc. ●	580
74	Pall Corp.	2,734
44	Rudolph Technologies, Inc. ● ▼	451
34	Tessera Technologies, Inc. ● ▼	1,324
127	TransDigm Group, Inc. ●	5,233
11	Woodward Governor Co. ▼	677

		31,319

	Consumer Cyclical – 9.2%
57	Aeropostale, Inc. ● ▼	1,604
109	BJ’s Wholesale Club, Inc. ●	3,548
12	Bon-Ton Stores, Inc. ▼	96
19	The Buckle, Inc.	774
32	Cato Corp.	521
28	CBRL Group, Inc.	890
11	Cental Euro Distribution Corp. ● ▼	553
18	Chemed Corp. ▼	941
11	Chipotle Mexican Grill, Inc. ●	1,039
43	Collective Brands, Inc. ● ▼	749
19	Conns, Inc. ● ▼	360
12	Deckers Outdoor Corp. ● ▼	1,431
132	Dick’s Sporting Goods, Inc. ●	4,299
45	Dufry Group	3,683
48	GameStop Corp. Class A ●	2,478
18	Granite Construction, Inc.	691
27	Green Mountain Coffee Roasters ●	1,031
32	Herman Miller, Inc. ▼	1,011
30	Integrated Electrical Services, Inc. ● ▼	406
26	J. Crew Group, Inc. ● ▼	1,203
46	JOS A. Bank Clothiers, Inc. ● ▼	1,246
3	K-Swiss, Inc. ▼	49
5	Layne Christensen Co. ● ▼	169
31	Lear Corp. ● ▼	919
362	LKQ Corp. ● ▼	6,488
42	Men’s Wearhouse, Inc.	1,067
10	Michael Baker Corp. ●	353
8	Owens & Minor, Inc. ▼	342
3	Pacific Sunwear of California, Inc. ●	32
28	Perini Corp. ● ▼	984
39	PSS World Medical, Inc. ● ▼	672
16	Sigma Designs, Inc. ● ▼	743
11	Sonic Corp. ●	244
44	Sotheby’s ▼	1,362
20	Synaptics, Inc. ● ▼	537
–	Tween Brands, Inc. ●	2
27	UbiSoft Entertainment S.A. † ●	2,413
18	Under Armour, Inc. Class A ● ▼	732
17	United Stationers, Inc. ●	940
41	VistaPrint Ltd. ● ▼	1,527
70	Walter Industries ▼	2,918
41	Warnaco Group, Inc. ● ▼	1,461
8	World Fuel Services Corp. ▼	204

		52,712

	Consumer Staples – 0.8%
12	Boston Beer Co., Inc. Class A ●	441
27	Cal-Maine Foods, Inc. ▼	790
17	Chattem, Inc. ● ▼	1,318
31	Flowers Foods, Inc. ▼	748
13	M & F Worldwide Corp. ● ▼	490
46	Vector Group Ltd. ▼	857

		4,644

	Energy – 5.8%
86	Aegean Marine Petroleum Network	2,825
31	Alon USA Energy, Inc. ▼	558
27	Arena Resources, Inc. ● ▼	968
18	ATP Oil & Gas Corp. ● ▼	694
19	Atwood Oceanics, Inc. ● ▼	1,607
6	Basic Energy Services, Inc. ● ▼	112
12	Bill Barrett Corp. ● ▼	514
117	Cabot Oil & Gas Corp. ▼	4,524
61	Cal Dive International, Inc. ●	578
73	Complete Production Services, Inc. ● ▼	1,158

The Hartford Small Company Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Energy (continued)
21	Comstock Resources, Inc. ●	$676
13	Dawson Geophysical Co. ● ▼	727
47	Delek U.S. Holdings, Inc.	770
187	Denbury Resources, Inc. ●	4,729
86	Forest Oil Corp. ● ▼	3,883
194	Grey Wolf, Inc. ● ▼	1,154
47	Hercules Offshore, Inc. ● ▼	1,081
27	Mariner Energy, Inc. ● ▼	671
12	Penn Virginia Corp. ▼	498
53	Petrohawk Energy Corp. ● ▼	831
39	PetroQuest Energy, Inc. ● ▼	501
193	Warren Resources, Inc. ● ▼	2,459
14	WD40 Co. ▼	468
20	W-H Energy Services ● ▼	978

		32,964

	Finance – 10.7%
189	Aercap Holdings N.V. ●	3,497
106	Aircastle Ltd. ▼	2,611
8	Alexandria Real Estate Equities, Inc. ▼	746
117	Allied World Assurance Holdings Ltd.	5,559
2,010	Babcock and Brown Wind Partners †	2,528
64	Centene Corp. ●	1,525
205	Covanta Holding Corp. ● ▼	5,201
16	Digital Realty Trust, Inc. ▼	579
12	eHealth, Inc. ●	318
6	Evercore Partners, Inc.	105
7	GFI Group, Inc. ● ▼	609
28	Greenhill & Co., Inc. ▼	1,880
90	Health Net, Inc. ●	4,168
66	HealthExtras, Inc. ●	1,817
17	IHOP Corp. ▼	894
50	Interactive Brokers Group ●	1,735
1	International Bancshares Corp.	27
65	Knight Capital Group, Inc. ● ▼	1,082
319	Liberty Acquisition Holdings Corp. ●	3,319
3	MB Financial, Inc.	87
10	Mercadolibre, Inc. ●	374
190	MF Global Ltd. ●	5,723
24	Morningstar, Inc. ● ▼	1,567
44	Nationwide Health Properties, Inc. ▼	1,374
31	Net 1 UEPS Technologies, Inc. ●	877
33	optionsXpress Holdings, Inc. ▼	884
15	Post Properties, Inc. ▼	648
112	ProAssurance Corp. ● ▼	6,434
21	Signature Bank ●	693
19	SVB Financial Group ● ▼	910
74	UCBH Holdings, Inc.	1,045
33	Universal American Financial Corp. ● ▼	701
47	Waddell and Reed Financial, Inc.	1,572

		61,089

	Health Care – 15.3%
34	Accuray, Inc. ●	325
38	Acorda Therapeutics, Inc. ●	964
13	Affymetrix, Inc. ● ▼	255
13	Alexion Pharmaceuticals, Inc. ● ▼	855
41	Align Technology, Inc. ● ▼	486
186	Alkermes, Inc. ● ▼	2,487
67	Alliance Imaging, Inc. ●	712
30	Alnylam Pharmaceuticals, Inc. ● ▼	892
14	Amedisys, Inc. ●	589
107	American Oriental Bioengineering, Inc. ● ▼	1,042
58	Amylin Pharmaceuticals, Inc. ● ▼	1,727
16	Angiodynamics, Inc. ●	334
19	Applera Corp. — Celera Group ●	287
66	Apria Healthcare Group, Inc. ●	1,408
128	Arena Pharmaceuticals, Inc. ● ▼	930
24	ArthroCare Corp. ● ▼	952
65	Barr Pharmaceuticals, Inc. ●	3,397
58	Biomarin Pharmaceutical, Inc. ● ▼	2,153
28	Bradley Pharmaceuticals, Inc. ●	562
23	Cephalon, Inc. ●	1,521
129	Charles River Laboratories International, Inc. ●	7,990
62	Cubist Pharmaceuticals, Inc. ● ▼	1,053
23	Dendreon Corp. ● ▼	143
116	Dr. Reddy’s Laboratories Ltd. ADR ▼	1,600
26	Enzon, Inc. ● ▼	214
185	HealthSouth Corp. ● ▼	3,154
22	Healthways, Inc. ● ▼	1,250
235	Human Genome Sciences, Inc. ● ▼	1,312
14	Illumina, Inc. ● ▼	917
27	Immucor, Inc. ● ▼	770
27	Integra LifeSciences Holdings Corp. ● ▼	1,124
5	Inverness Medical Innovation, Inc. ●	222
52	Isis Pharmaceuticals, Inc. ● ▼	816
17	Kendle International, Inc. ● ▼	731
40	KV Pharmaceutical Co. ● ▼	1,027
13	Landauer, Inc. ▼	605
53	LCA-Vision, Inc. ▼	876
21	Lifecell Corp. ●	823
11	Longs Drug Stores Corp.	506
16	Magellan Health Services, Inc. ●	699
11	Matria Healthcare, Inc. ● ▼	310
131	Medicines Co. ●	2,239
52	Medicis Pharmaceutical Corp. Class A ▼	1,051
19	Meridian Bioscience, Inc. ▼	594
165	Millennium Pharmaceuticals, Inc. ● ▼	2,500
46	Mindray Medical International Ltd.	1,560
24	Myriad Genetics, Inc. ● ▼	1,043
10	Obagi Medical Products, Inc. ●	148
13	Onyx Pharmaceuticals, Inc. ● ▼	613
22	OSI Pharmaceuticals, Inc. ● ▼	873
60	Par Pharmaceutical Cos., Inc. ● ▼	1,155
17	PAREXEL International Corp. ● ▼	926
29	Perrigo Co. ▼	901
144	Pharmaceutical Product Development, Inc.	6,226
17	PharmaNet Development Group, Inc. ●	679
18	Pharmion Corp. ● ▼	1,265
46	Quidel Corp. ● ▼	721
44	Salix Pharmaceuticals Ltd. ● ▼	308
5	Savient Pharmaceuticals, Inc. ●	92
40	Sciele Pharma, Inc. ● ▼	962
177	SSL International plc †	1,845
35	STERIS Corp. ▼	855

The Hartford Small Company Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Health Care (continued)
194	Symmetry Medical, Inc. ●	$3,530
20	United Therapeutics Corp. ●	1,688
5	Usana Health Sciences, Inc. ● ▼	198
72	Valeant Pharmaceuticals International ● ▼	818
14	Ventana Medical Systems, Inc. ● ▼	1,282
130	ViroPharma, Inc. ● ▼	1,153
131	Volcano Corp. ●	1,436
101	Warner Chilcott Ltd. ●	1,706
16	Xenoport, Inc. ● ▼	956

		87,343

	Services – 11.7%
25	Administaff, Inc. ▼	745
14	Anixter International, Inc. ● ▼	990
44	Atheros Communications, Inc. ● ▼	1,213
16	Bankrate, Inc. ● ▼	893
16	CACI International, Inc. Class A ● ▼	676
14	Capella Education Co. ●	866
9	CDI Corp.	175
18	Corvel ●	450
28	DeVry, Inc. ▼	1,530
66	Digital River, Inc. ● ▼	2,485
86	Dolan Media Co. ●	1,940
63	Equifax, Inc. ●	2,354
79	Factset Research Systems, Inc. ▼	4,416
137	Focus Media Holding Ltd. ADR ● ▼	6,584
203	Foundry Networks, Inc. ● ▼	2,793
126	FTI Consulting, Inc. ● ▼	6,930
51	Healthspring, Inc. ● ▼	1,054
159	Iron Mountain, Inc. ● ▼	5,474
30	ITT Educational Services, Inc. ●	2,695
41	Jack Henry & Associates, Inc. ▼	1,011
37	JDA Software Group, Inc. ●	653
20	Life Time Fitness, Inc. ● ▼	878
164	Live Nation, Inc. ● ▼	1,791
35	Macrovision Corp. ● ▼	594
28	MAXIMUS, Inc. ▼	978
38	Micros Systems ● ▼	2,335
18	Monarch Casino & Resort, Inc. ● ▼	386
53	Nice Systems LTD ●	1,625
44	Parametric Technology Corp. ●	728
69	Premier Exhibitions, Inc. ● ▼	421
57	Premiere Global Services, Inc. ● ▼	689
36	Priceline.com, Inc. ● ▼	3,831
38	Quest Software, Inc. ●	570
35	Resources Connection, Inc. ▼	741
62	Secure Computing Corp. ● ▼	554
59	Spherion Corp. ●	395
7	Strayer Education, Inc.	1,181
78	Tetra Tech, Inc. ●	1,540
48	Waste Connections, Inc. ● ▼	1,412
19	Wright Express Corp. ● ▼	570

		67,146

	Technology – 24.3%
125	Activision, Inc. ●	3,234
29	Actuant Corp. Class A	799
105	Actuate Corp. ● ▼	599
33	Acuity Brands, Inc. ▼	1,500
42	ADTRAN, Inc. ▼	883
74	Advanced Analogic Technologies, Inc. ●	499
17	Advanced Energy Industries, Inc. ●	179
32	Advent Software, Inc. ● ▼	1,428
100	Amkor Technology, Inc. ●	765
23	Ansoft Corp. ● ▼	493
155	Ansys, Inc. ● ▼	5,420
98	Arris Group, Inc. ● ▼	861
52	Aspen Technology, Inc. ● ▼	734
26	Belden, Inc. ▼	1,091
21	Blackbaud, Inc. ▼	572
24	Blackboard, Inc. ● ▼	836
59	Blue Coat Systems, Inc. ● ▼	1,597
120	Cellcom Israel Ltd.	3,689
132	Centennial Cellular Corp. Class A ● ▼	754
108	Chordiant Software, Inc. ●	938
30	Cogent Communication Group, Inc. ● ▼	615
132	Commvault Systems, Inc. ● ▼	2,455
13	Comtech Group, Inc. ●	136
13	Comtech Telecommunications Corp. ● ▼	590
57	Concur Technologies, Inc. ● ▼	1,984
44	CSG Systems International, Inc. ● ▼	562
36	Ctrip.Com International Ltd.	1,639
5	Cubic Corp. ▼	135
35	CyberSource Corp. ●	594
17	DealerTrack Holdings, Inc. ● ▼	465
23	Diodes, Inc. ● ▼	534
13	Dionex Corp. ●	919
41	DivX, Inc. ●	582
150	Emulex Corp. ●	2,350
83	Equinix, Inc. ● ▼	6,293
15	Esterline Technologies Corp. ● ▼	716
37	Evergreen Solar, Inc. ● ▼	456
41	Faro Technologies ●	975
258	FLIR Systems, Inc. ● ▼	7,808
1	FormFactor, Inc. ● ▼	22
111	Fossil, Inc. ● ▼	3,793
16	GeoEye, Inc. ●	558
6	Golden Telecom, Inc. ●	624
19	HMS Holdings Corp. ● ▼	604
149	Hologic, Inc. ● ▼	9,590
38	iBasis, Inc.	215
101	IHS, Inc. ● ▼	6,253
56	Informatica Corp. ● ▼	1,087
144	Interactive Data Corp. ▼	4,176
48	Interdigital Inc. ● ▼	964
13	Itron, Inc. ● ▼	1,045
53	j2 Global Communications, Inc. ● ▼	1,168
132	Marvell Technology Group Ltd. ●	1,564
37	Microsemi Corp. ● ▼	846
11	MicroStrategy, Inc. ● ▼	817
68	Mine Safety Appliances Co.	3,025
36	MIPS Technologies, Inc. Class A ● ▼	159
40	Monolithic Power Systems, Inc. ● ▼	630
35	Netflix, Inc. ● ▼	888
28	Netlogic Microsystems, Inc. ● ▼	715
10	Novatel Wireless, Inc. ● ▼	160

The Hartford Small Company Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology (continued)
274	Nuance Communications, Inc. ● ▼	$4,356
189	O2Micro International Ltd. ADR ●	1,506
24	Omniture, Inc. ●	599
68	OmniVision Technologies, Inc. ● ▼	958
151	ON Semiconductor Corp. ● ▼	977
378	Orbitz Worldwide, Inc. ● ▼	2,372
49	Phase Forward, Inc. ● ▼	848
293	PMC — Sierra, Inc. ● ▼	1,373
41	Polycom, Inc. ● ▼	1,035
15	Progress Software Corp. ●	435
370	RF Micro Devices, Inc. ● ▼	1,195
47	RightNow Technologies, Inc. ●	476
153	Semtech Corp. ● ▼	1,952
45	SiRF Technology Holdings, Inc. ● ▼	683
28	Sirona Dental Systems, Inc. ● ▼	767
99	Skyworks Solutions, Inc. ●	800
25	Sohu.com, Inc. ●	1,163
120	Sonus Networks, Inc. ● ▼	492
30	SPSS, Inc. ● ▼	1,001
2	SRA International, Inc. ●	52
18	Sybase, Inc. ●	509
56	Sycamore Networks, Inc. ● ▼	190
23	Synchronoss Technologies, Inc. ● ▼	490
116	Teledyne Technologies, Inc. ● ▼	5,980
122	THQ, Inc. ● ▼	2,208
35	Time Warner Telecom, Inc. Class A ● ▼	603
14	Trident Microsystems, Inc. ● ▼	73
163	Trizetto Group, Inc. ● ▼	3,176
56	United Online, Inc.	631
85	Valueclick, Inc. ● ▼	1,861
13	Varian, Inc. ●	698
34	Vasco Data Security International ●	643
39	Veeco Instruments, Inc. ● ▼	558
11	ViaSat, Inc. ●	229
64	Websense, Inc. ● ▼	1,312
60	Wind River Systems, Inc. ● ▼	501
39	Zoran Corp. ● ▼	455

		138,739

	Transportation – 1.8%
7	Air Methods Corp. ●	312
3	American Commercial Lines, Inc. ● ▼	70
65	Con-way, Inc.	3,152
91	J.B. Hunt Transport Services, Inc.	2,822
46	Landstar System, Inc.	2,307
36	Polaris Industries, Inc. ▼	1,544

		10,207

	Utilities – 0.1%
17	ITC Holdings Corp. ▼	910

	Total common stock (Cost $542,635)	$537,400

PREFERRED STOCK – 0.1%
	Services – 0.1%
38	Net Servicos de Comunicacao S.A. ●	$437

	Total preferred stock (Cost $499)	$437

EXCHANGE TRADED FUNDS – 0.9%
	Finance – 0.9%
72	iShares Russell 2000 Growth Index Fund ▼	$5,439

	Total exchange traded funds (Cost $5,836)	$5,439

	Total long-term investments (Cost $548,970)	$543,276

Principal
Amount
SHORT-TERM INVESTMENTS – 39.6%
	Repurchase Agreements – 4.5%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $7,793, collateralized by FNMA 5.00%, 2035, value of $7,948)
$7,792	3.00% dated 01/31/2008	$7,792

BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/01/2008 in the amount of $1,065, collateralized by U.S. Treasury Bond 6.00% - 8.75%, 2017 - 2026, U.S. Treasury Note 9.88% 2015, value of $1,093)

1,065	1.70% dated 01/31/2008	1,065

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $10,825, collateralized by FHLMC 4.50% - 7.00%, 2017 - 2038, GNMA 4.50% - 7.00%, 2035 - 2037, value of $11,040)

10,824	3.00% dated 01/31/2008	10,824
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $4,003, collateralized by FNMA 5.50% - 6.00%, 2034 - 2037, value of $4,083)
4,003	2.99% dated 01/31/2008	4,003
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 02/01/2008 in the amount of $1,066, collateralized by U.S. Treasury Note 4.13%, 2012, value of $1,095)
1,066	1.70% dated 01/31/2008	1,066
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $43, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $44)
43	1.70% dated 01/31/2008	43
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2008 in the amount of $1,066, collateralized by U.S. Treasury Bond 5.50%, 2014, U.S. Treasury Note 12.50% 2028, value of $1,091)
1,066	1.60% dated 01/31/2008	1,066

		25,859

The Hartford Small Company Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
SHORT-TERM INVESTMENTS (continued)
	Securities Purchased with Proceeds from Security Lending – 34.9%
	Cash Collateral Reinvestment Fund:
$10,654	Goldman Sachs FS Prime Obligation/Institutional Fund	$10,654
189,069	Mellon GSL DBT II Collateral Fund ⌂	189,069

		199,723

Principal
Amount
	U.S. Treasury Bills – 0.2%
750	2.85%, 03/13/2008 o □		747

	Total short-term investments (Cost $226,329)		$226,329

	Total investments (Cost $775,299) ▲	134.6%	$769,605
	Other assets and liabilities	(34.6)%	(197,801)

	Total net assets	100.0%	$571,804

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.39% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $777,966 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$47,024
Unrealized Depreciation	(55,385)

Net Unrealized Depreciation	$(8,361)

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at January 31, 2008, was $10,936, which represents 1.91% of total net assets.

●	Currently non-income producing.

▼	Security is partially on loan at January 31, 2008.

o	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. Notwithstanding the securities purchased with proceeds from security lending have been deemded illiquid for purposed of this report, the cash collateral reinvestment fund has redeemed shares daily in respect of recalled loaned securities.

Period	Shares/		Cost
Acquired	Par	Security	Basis
12/2007 – 01/2008	189,069	Mellon GSL DBT II Collateral Fund	$189,069

The aggregate value of these securities at January 31, 2008 was $189,069 which represents 33.07% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2008.

Forward Foreign Currency Contracts Outstanding at January 31, 2008

				Unrealized
	Number of	Expiration		Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell Mini Futures	47	Long	Mar, 2008	$97

*	The number of contracts does not omit 000’s.

Forward Forign Currency Contracts Outstanding at January 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value+	Amount	Date	(Depreciation)
Euro (Sell)	$294	$293	02/04/08	$(1)
Euro (Sell)	270	270	02/05/08	—

				$(1)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford SmallCap Growth Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 97.4%
Basic Materials - 6.7%
10	Alpha Natural Resources, Inc. ●	$341
7	American Vanguard	105
6	Barnes Group, Inc. ▼	171
5	Cabot Microelectronics Corp. ● ▼	156
35	Century Aluminum Co. ● ▼	1,811
49	Ceradyne, Inc. ●	2,338
24	CF Industries Holdings, Inc.	2,577
35	Cleveland-Cliffs, Inc. ▼	3,554
30	Drew Industries ●	809
3	Dynamic Materials Corp.	161
2	Greif, Inc.	142
11	Hercules, Inc. ▼	196
3	Horsehead Holding Corp. ●	39
82	Select Comfort Corp. ● ▼	648
31	Sturm Ruger & Co,. Inc. ●	281
67	Sun Hydraulics Corp. ▼	1,540
101	Tempur-Pedic International, Inc. ▼	1,985
66	Terra Industries, Inc. ● ▼	2,994
2	Titan International, Inc.	70
10	Tupperware Brands Corp.	382
2	Valmont Industries, Inc.	176
26	W.R. Grace & Co. ● ▼	603
24	Zep, Inc.	402

		21,481

	Capital Goods - 5.3%
19	Asyst Technologies, Inc. ●	57
6	Bally Technologies, Inc. ● ▼	294
14	Blue Nile, Inc. ● ▼	801
2	Bucyrus International, Inc. ▼	227
6	Cymer, Inc. ● ▼	173
4	Dril-Quip, Inc. ●	177
85	Entegris, Inc. ●	656
6	Flotek Industries, Inc. ●	122
8	Goodman Global, Inc. ● ▼	201
39	Graco, Inc. ▼	1,338
20	Gulf Island Fabrication ▼	500
11	Hexcel Corp. ● ▼	244
62	Intevac, Inc. ●	678
70	Jakks Pacific, Inc. ● ▼	1,642
3	Kulicke and Soffa Industries, Inc. ● ▼	17
30	Lennox International, Inc.	1,126
13	Lufkin Industries, Inc.	702
51	MKS Instruments, Inc. ● ▼	934
3	NATCO Group, Inc. ● ▼	144
28	Robbins & Myers, Inc. ▼	1,862
12	Rudolph Technologies, Inc. ● ▼	119
73	Steelcase, Inc.	1,124
8	Tessera Technologies, Inc. ●	329
6	TransDigm Group, Inc. ● ▼	250
100	Varian Semiconductor Equipment Associates, Inc. ● ▼	3,231
3	Woodward Governor Co. ▼	182

		17,130

	Consumer Cyclical - 11.5%
78	Aeropostale, Inc. ● ▼	2,222
48	Applied Industrial Technologies, Inc.	1,458
47	BJ’s Wholesale Club, Inc. ●	1,538
3	Bon-Ton Stores, Inc. ▼	27
92	Brown Shoe Co., Inc. ▼	1,574
5	The Buckle, Inc. ▼	193
17	Buffalo Wild Wings, Inc. ● ▼	415
8	Cato Corp.	135
7	CBRL Group, Inc.	225
21	Cental Euro Distribution Corp. ●	1,066
29	Charlotte Russe Holding, Inc. ● ▼	517
26	Chemed Corp. ●	1,313
3	Chipotle Mexican Grill, Inc. ●	257
11	Collective Brands, Inc. ●	187
5	Conns, Inc. ● ▼	95
34	Crocs, Inc. ● ▼	1,186
13	Deckers Outdoor Corp. ● ▼	1,582
26	Dollar Tree Stores, Inc. ●	723
26	Global Sources Ltd. ● ▼	338
5	Granite Construction, Inc.	173
7	Green Mountain Coffee Roasters ● ▼	258
8	Herman Miller, Inc. ▼	252
171	Hot Topic, Inc. ●	949
45	Immersion Corp. ●	437
6	Integrated Electrical Services, Inc. ●	87
74	J. Crew Group, Inc. ● ▼	3,358
14	JOS A. Bank Clothiers, Inc. ● ▼	379
1	K-Swiss, Inc.	13
1	Layne Christensen Co. ●	45
8	Lear Corp. ● ▼	232
12	LKQ Corp. ●	219
29	Maidenform Brands, Inc. ● ▼	361
30	Men’s Wearhouse, Inc. ▼	768
3	Michael Baker Corp. ●	102
27	Nash Finch Co. ▼	974
2	Owens & Minor, Inc.	89
56	P. F. Chang’s China Bistro, Inc. ● ▼	1,578
1	Pacific Sunwear of California, Inc. ●	9
21	Perini Corp. ●	743
10	PSS World Medical, Inc. ● ▼	179
71	Red Robin Gourmet Burgers, Inc. ●	2,459
33	Sigma Designs, Inc. ● ▼	1,481
70	Skechers U.S.A., Inc. Class A ● ▼	1,404
3	Sonic Corp. ●	63
44	Sotheby’s ▼	1,356
250	Source Information Management Co. ● ▼	539
30	Spartan Stores, Inc.	531
25	Synaptics, Inc. ● ▼	675
42	Tenneco Automotive, Inc. ● ▼	1,101
—	Tween Brands, Inc. ●	1
4	United Stationers, Inc. ●	236
17	Walter Industries ▼	729
10	Warnaco Group, Inc. ●	362
2	World Fuel Services Corp.	45

		37,238

	Consumer Staples - 0.6%
3	Boston Beer Co., Inc. Class A ●	116
7	Cal-Maine Foods, Inc. ● ▼	200
4	Chattem, Inc. ● ▼	342
8	Flowers Foods, Inc. ▼	192
3	M & F Worldwide Corp. ● ▼	128
84	Sally Beauty Co., Inc. ●	685

The Hartford SmallCap Growth Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Consumer Staples (continued)
12	Vector Group Ltd. ▼	$217

		1,880

	Energy - 5.9%
123	Alon USA Energy, Inc. ▼	2,239
5	Arena Resources, Inc. •	188
5	ATP Oil & Gas Corp. ● ▼	175
5	Atwood Oceanics, Inc. ●	375
2	Basic Energy Services, Inc. ● ▼	31
3	Bill Barrett Corp. ●	135
39	BPZ Resources, Inc. ●	505
53	Cabot Oil & Gas Corp. ▼	2,058
16	Cal Dive International, Inc. ●	152
90	Complete Production Services, Inc. ● ▼	1,426
20	Comstock Resources, Inc. ●	649
17	Dawson Geophysical Co. ● ▼	967
99	Delek U.S. Holdings, Inc. ▼	1,617
48	Grey Wolf, Inc. ● ▼	288
100	Headwaters, Inc. ● ▼	1,128
12	Hercules Offshore, Inc. ● ▼	270
7	Mariner Energy, Inc. ●	178
3	Penn Virginia Corp. ▼	131
13	Petrohawk Energy Corp. ●	211
10	PetroQuest Energy, Inc. ● ▼	132
93	Pioneer Drilling Co. ● ▼	969
32	St. Mary Land & Exploration Co.	1,142
25	Swift Energy Co. ●	1,070
41	Trico Marine Services, Inc. ●	1,309
85	Union Drilling, Inc. ● ▼	1,306
4	WD40 Co. ▼	125
5	W-H Energy Services ●	248

		19,024

	Finance - 7.3%
130	Advanta Corp. Class B ▼	1,303
2	Alexandria Real Estate Equities, Inc. ▼	197
25	Allied World Assurance Holdings Ltd.	1,196
119	Amerisafe, Inc. ●	1,635
25	Arch Capital Group Ltd. ●	1,740
68	Aspen Insurance Holdings Ltd.	1,925
16	Centene Corp. ●	385
20	CompuCredit Corp. ● ▼	298
4	Digital Realty Trust, Inc. ▼	154
37	Dollar Financial Corp. ● ▼	927
3	eHealth, Inc. ●	83
2	Evercore Partners, Inc.	27
35	First Community Bancorp, Inc. ▼	1,258
2	GFI Group, Inc. ●	150
7	Greenhill & Co., Inc. ▼	475
4	IHOP Corp. ▼	223
13	Interactive Brokers Group ●	440
16	Knight Capital Group, Inc. ● ▼	263
3	Mercadolibre, Inc. ●	96
4	Morningstar, Inc. ● ▼	263
54	National Financial Partners Corp. ▼	1,953
11	Nationwide Health Properties, Inc. ▼	347
31	Net 1 UEPS Technologies, Inc. ●	865
9	optionsXpress Holdings, Inc. ▼	237
5	Post Properties, Inc. ▼	200
5	Signature Bank ● ▼	175
48	Strategic Hotels & Resorts, Inc.	682
135	Sunstone Hotel Investors, Inc. ▼	2,243
5	SVB Financial Group ● ▼	232
17	Taubman Centers, Inc. ▼	873
8	Universal American Financial Corp. ●	175
81	Waddell and Reed Financial, Inc. Class A ▼	2,682

		23,702

	Health Care - 19.9%
110	Acadia Pharmaceuticals, Inc. ●	1,305
9	Accuray, Inc. ●	85
10	Acorda Therapeutics, Inc. ●	244
3	Affymetrix, Inc. ●	66
3	Alexion Pharmaceuticals, Inc. ●	215
11	Align Technology, Inc. ●	130
250	Alkermes, Inc. ● ▼	3,330
17	Alliance Imaging, Inc. ●	185
7	Alnylam Pharmaceuticals, Inc. ● ▼	223
4	Amedisys, Inc. ●	154
106	American Oriental Bioengineering, Inc. ● ▼	1,035
145	Applera Corp. — Celera Group ● ▼	2,215
14	Apria Healthcare Group, Inc. ●	299
207	Arena Pharmaceuticals, Inc. ● ▼	1,497
6	ArthroCare Corp. ● ▼	245
13	Biomarin Pharmaceutical, Inc. ● ▼	474
7	Bradley Pharmaceuticals, Inc. ●	147
48	CONMED Corp. ● ▼	1,159
15	Cubist Pharmaceuticals, Inc. ● ▼	257
287	CV Therapeutics, Inc. ● ▼	2,408
62	Cynosure, Inc. Class A ● ▼	1,542
145	Cytokinetics, Inc. ● ▼	484
6	Dendreon Corp. ● ▼	39
569	Encysive Pharmaceuticals, Inc. ● ▼	438
7	Enzon, Inc. ●	56
112	Exelixis, Inc. ● ▼	821
6	Healthways, Inc. ● ▼	328
173	Human Genome Sciences, Inc. ● ▼	964
4	Illumina, Inc. ● ▼	236
7	Immucor, Inc. ●	202
142	Incyte Corp. ●	1,705
7	Integra LifeSciences Holdings Corp. ● ▼	287
175	Invacare Corp. ▼	4,267
1	Inverness Medical Innovation, Inc. ●	58
13	Isis Pharmaceuticals, Inc. ● ▼	203
4	Kendle International, Inc. ● ▼	182
10	KV Pharmaceutical Co. ● ▼	263
3	Landauer, Inc.	142
13	LCA-Vision, Inc. ▼	218
5	Lifecell Corp. ● ▼	209
134	LifePoint Hospitals, Inc. ● ▼	3,615
50	Longs Drug Stores Corp. ▼	2,270
37	Magellan Health Services, Inc. ●	1,605
119	Mannatech, Inc. ▼	727
3	Matria Healthcare, Inc. ●	84
11	Medicines Co. ● ▼	180
13	Medicis Pharmaceutical Corp. Class A ▼	273
5	Meridian Bioscience, Inc. ▼	155

The Hartford SmallCap Growth Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Health Care (continued)
6	Myriad Genetics, Inc. ● ▼	$266
330	NPS Pharmaceuticals, Inc. ● ▼	1,302
41	Obagi Medical Products, Inc. ● ▼	596
3	Onyx Pharmaceuticals, Inc. ● ▼	162
5	OSI Pharmaceuticals, Inc. ● ▼	219
15	Par Pharmaceutical Cos., Inc. ● ▼	292
4	PAREXEL International Corp. ●	236
155	Perrigo Co. ▼	4,777
4	PharmaNet Development Group, Inc. ●	174
5	Pharmion Corp. ● ▼	357
32	Progenics Pharmaceuticals, Inc. ● ▼	515
12	Quidel Corp. ●	186
136	Regeneron Pharmaceuticals, Inc. ● ▼	2,760
134	Rigel Pharmaceuticals, Inc. ● ▼	3,697
89	Salix Pharmaceuticals Ltd. ● ▼	625
1	Savient Pharmaceuticals, Inc. ●	19
10	Sciele Pharma, Inc. ●	239
100	STERIS Corp.	2,466
32	SurModics, Inc. ● ▼	1,384
66	Symmetry Medical, Inc. ●	1,205
5	United Therapeutics Corp. ● ▼	429
1	Usana Health Sciences, Inc. ● ▼	52
16	Valeant Pharmaceuticals International ● ▼	183
4	Ventana Medical Systems, Inc. ●	352
147	Vermillion, Inc. ● ▼	90
32	ViroPharma, Inc. ● ▼	287
52	Xenoport, Inc. ● ▼	3,175
83	Zymogenetics, Inc. ●	841

		64,112

	Services - 11.8%
7	Administaff, Inc.	209
4	Anixter International, Inc. ● ▼	252
10	Atheros Communications, Inc. ●	260
4	Bankrate, Inc. ● ▼	225
4	CACI International, Inc. Class A ●	170
3	Capella Education Co. ●	216
2	CDI Corp.	46
16	Central European Media Enterprises Ltd. ●	1,507
19	Cerner Corp. ● ▼	1,001
94	Comsys IT Partners, Inc. ● ▼	1,010
5	Corvel ●	117
27	CPI Corp. ▼	552
7	DeVry, Inc. ▼	383
10	Digital River, Inc. ● ▼	363
43	Factset Research Systems, Inc. ▼	2,405
21	Foundry Networks, Inc. ● ▼	283
6	FTI Consulting, Inc. ●	356
117	Healthspring, Inc. ●	2,409
73	Hub Group, Inc. ● ▼	2,124
52	ICF International, Inc. ●	1,340
64	ITT Educational Services, Inc. ● ▼	5,814
10	Jack Henry & Associates, Inc.	257
37	JDA Software Group, Inc. ●	661
5	Life Time Fitness, Inc. ● ▼	222
10	Macrovision Corp. ● ▼	168
32	Mantech International Corp. Class A ● ▼	1,321
7	MAXIMUS, Inc. ▼	248
90	Mentor Graphics Corp. ● ▼	738
4	Micros Systems ●	218
5	Monarch Casino & Resort, Inc. ● ▼	101
11	Parametric Technology Corp. ●	188
31	Plexus Corp. ● ▼	691
85	Premier Exhibitions, Inc. ●	520
10	Premiere Global Services, Inc. ● ▼	126
38	Priceline.com, Inc. ● ▼	4,177
10	Quest Software, Inc. ●	148
51	Resources Connection, Inc. ▼	1,076
16	Secure Computing Corp. ● ▼	146
16	Spherion Corp. ●	105
2	Strayer Education, Inc.	294
33	Taleo Corp. Class A ●	702
7	Waste Connections, Inc. ●	207
79	Watson Wyatt Worldwide, Inc.	3,888
34	Wright Express Corp. ● ▼	1,009

		38,253

	Technology - 25.0%
17	A.O. Smith Corp. ▼	584
45	Actuant Corp. Class A ▼	1,242
27	Actuate Corp. ●	152
96	Acuity Brands, Inc. ▼	4,365
33	ADC Telecommunications, Inc. ●	482
9	ADTRAN, Inc. ▼	196
170	Advanced Energy Industries, Inc. ● ▼	1,839
8	Advent Software, Inc. ● ▼	365
25	Amkor Technology, Inc. ●	191
6	Ansoft Corp. ●	137
80	Ansys, Inc. ● ▼	2,798
254	Arris Group, Inc. ● ▼	2,237
13	Aspen Technology, Inc. ● ▼	185
33	Belden, Inc. ▼	1,379
5	Blackbaud, Inc. ▼	151
6	Blackboard, Inc. ● ▼	213
58	Blue Coat Systems, Inc. ● ▼	1,556
252	Brocade Communications Systems, Inc. ●	1,735
33	Centennial Cellular Corp. Class A ● ▼	188
88	Chordiant Software, Inc. ● ▼	770
26	Cogent Communication Group, Inc. ● ▼	538
79	CommScope, Inc. ● ▼	3,499
3	Comtech Group, Inc. ●	36
24	Comtech Telecommunications Corp. ● ▼	1,096
7	Concur Technologies, Inc. ●	246
101	CSG Systems International, Inc. ● ▼	1,285
13	Cubic Corp.	330
38	Cutera, Inc. ●	478
9	CyberSource Corp. ●	154
5	DealerTrack Holdings, Inc. ●	123
6	Diodes, Inc. ● ▼	135
3	Dionex Corp. ●	215
11	DivX, Inc. ●	151
256	Emulex Corp. ● ▼	4,003
3	Equinix, Inc. ●	219

The Hartford SmallCap Growth Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology (continued)
24	Esterline Technologies Corp. ●	$1,094
10	Evergreen Solar, Inc. ● ▼	118
16	FLIR Systems, Inc. ●	476
—	FormFactor, Inc. ● ▼	5
24	Fossil, Inc. ●	814
4	GeoEye, Inc. ●	144
37	Golden Telecom, Inc. ● ▼	3,738
5	HMS Holdings Corp. ●	158
14	Hologic, Inc. ● ▼	901
10	iBasis, Inc.	57
3	IHS, Inc. ●	188
15	Informatica Corp. ●	293
6	Interactive Data Corp.	182
12	Interdigital Inc. ● ▼	244
3	Itron, Inc. ● ▼	261
98	j2 Global Communications, Inc. ● ▼	2,158
44	LoJack Corp. ●	547
141	Magma Design Automation, Inc. ● ▼	1,602
9	Microsemi Corp. ● ▼	213
3	MicroStrategy, Inc. ● ▼	205
15	Middleby Corp. ●	906
9	MIPS Technologies, Inc. Class A ● ▼	42
10	Monolithic Power Systems, Inc. ● ▼	160
69	Netflix, Inc. ● ▼	1,731
7	Netlogic Microsystems, Inc. ● ▼	190
30	Neustar, Inc. ● ▼	888
35	Novatel Wireless, Inc. ● ▼	549
24	Nuance Communications, Inc. ● ▼	378
27	Omniture, Inc. ● ▼	650
17	OmniVision Technologies, Inc. ● ▼	239
291	ON Semiconductor Corp. ● ▼	1,887
169	Orbitz Worldwide, Inc. ● ▼	1,058
13	Phase Forward, Inc. ●	229
73	PMC — Sierra, Inc. ● ▼	343
10	Polycom, Inc. ● ▼	261
4	Progress Software Corp. ●	113
221	RF Micro Devices, Inc. ● ▼	715
10	RightNow Technologies, Inc. ● ▼	104
17	Semtech Corp. ● ▼	217
11	SiRF Technology Holdings, Inc. ● ▼	170
7	Sirona Dental Systems, Inc. ● ▼	195
331	Skyworks Solutions, Inc. ● ▼	2,670
172	Smart Modular Technologies, Inc. ●	1,417
26	Sohu.com, Inc. ●	1,214
30	Sonus Networks, Inc. ● ▼	124
45	SPSS, Inc. ● ▼	1,493
1	SRA International, Inc. ●	14
54	Sybase, Inc. ●	1,502
15	Sycamore Networks, Inc. ●	50
29	Synchronoss Technologies, Inc. ●	617
63	Technitrol, Inc.	1,425
31	Teledyne Technologies, Inc. ●	1,582
34	THQ, Inc. ● ▼	611
9	Time Warner Telecom, Inc. Class A ● ▼	159
4	Trident Microsystems, Inc. ●	19
41	Triumph Group, Inc. ▼	2,187
95	Trizetto Group, Inc. ● ▼	1,850
123	Ultra Clean Holdings, Inc. ●	1,205
128	United Online, Inc. ▼	1,424
22	Valueclick, Inc. ●	472
4	Varian, Inc. ●	195
8	Vasco Data Security International ●	159
12	Veeco Instruments, Inc. ● ▼	164
3	ViaSat, Inc. ●	59
59	Virgin Mobile USA, Inc. ●	470
130	Vishay Intertechnology, Inc. ●	1,364
13	Websense, Inc. ●	261
13	Wind River Systems, Inc. ● ▼	110
10	Zoran Corp. ●	120

		80,633

	Transportation - 3.3%
26	Air Methods Corp. ● ▼	1,195
1	American Commercial Lines, Inc. ●	19
49	Freighter America, Inc. ▼	1,859
94	Knight Transportation, Inc. ▼	1,617
61	Landstar System, Inc.	3,032
9	Polaris Industries, Inc. ▼	392
41	SkyWest, Inc.	1,054
78	Werner Enterprises, Inc. ▼	1,597

		10,765

	Utilities - 0.1%
4	ITC Holdings Corp. ▼	194

	Total common stock (Cost $337,116)	$314,412

Principal
Amount
SHORT-TERM INVESTMENTS - 42.9%
	Repurchase Agreements - 2.0%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $2,125, collateralized by FNMA 5.00%, 2035, value of $2,167)
$2,125	3.00% dated 01/31/2008	$2,125

BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/01/2008 in the amount of $114, collateralized by U.S. Treasury Bond 6.00% - 8.75%, 2017 - 2026, U.S. Treasury Note 9.88% 2015, value of $117)

114	1.70% dated 01/31/2008	114

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $2,951, collateralized by FHLMC 4.50% - 7.00%, 2017 - 2038, GNMA 4.50% - 7.00%, 2035 - 2037, value of $3,010)

2,951	3.00% dated 01/31/2008	2,951
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $1,091, collateralized by FNMA 5.50% - 6.00%, 2034 - 2037, value of $1,113)
1,091	2.99% dated 01/31/2008	1,091

The Hartford SmallCap Growth Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 02/01/2008 in the amount of $114, collateralized by U.S. Treasury Note 4.13%, 2012, value of $118)
$114	1.70% dated 01/31/2008	$114
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $12, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $12)
12	1.70% dated 01/31/2008	12
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2008 in the amount of $115, collateralized by U.S. Treasury Bond 5.50%, 2014, U.S. Treasury Note 12.50% 2028, value of $117)
115	1.60% dated 01/31/2008	115

		6,522

Shares
	Securities Purchased with Proceeds from Security Lending - 40.8%
	Cash Collateral Reinvestment Fund:
9,235	Goldman Sachs FS Prime Obligation/Institutional Fund	9,235
122,285	Mellon GSL DBT II Collateral Fund ⌂	122,285

		131,520

Principal
Amount
	U.S. Treasury Bills - 0.1%
375	2.85%, 03/13/2008 o ú		373

	Total short-term investments (Cost $138,416)		$138,415

	Total investments (Cost $475,532) ▲	140.3%	$452,827
	Other assets and liabilities	(40.3)%	(130,153)

	Total net assets	100.0%	$322,674

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $482,699 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$24,303
Unrealized Depreciation	(54,175)

Net Unrealized Depreciation	$(29,872)

●	Currently non-income producing.

▼	Security is partially on loan at January 31, 2008.

o	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. Notwithstanding the securities purchased with proceeds from security lending have been deemded illiquid for purposed of this report, the cash collateral reinvestment fund has redeemed shares daily in respect of recalled loaned securities.

Period	Shares/		Cost
Acquired	Par	Security	Basis
12/2007 - 01/2008	122,285	Mellon GSL DBT II Collateral Fund	$122,285
The aggregate value of these securities at January 31, 2008 was $122,285 which represents 37.90% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2008.

Futures Contracts Outstanding at January 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell Mini Futures	8	Long	Mar, 2008	$(22)

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Stock Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 99.0%
	Basic Materials – 5.0%
41	Agrium, Inc.	$2,631
320	Alcoa, Inc.	10,582
64	ArcelorMittal ▼	4,236
167	Cameco Corp.	5,636
73	Consol Energy, Inc.	5,322
110	Freeport-McMoRan Copper & Gold, Inc.	9,820
418	Mitsubishi Rayon Co., Ltd. †	1,685
31	United States Steel Corp.	3,206
192	Uranium One, Inc. ●	1,338

		44,456

	Consumer Cyclical – 4.9%
2,495	Buck Holdings L.P. † ● ⌂	2,245
375	Kohl’s Corp. ●	17,133
574	Lowe’s Co., Inc.	15,179
296	Supervalu, Inc.	8,886

		43,443

	Consumer Staples – 4.0%
1	Japan Tobacco, Inc. †	5,609
166	PepsiCo, Inc.	11,333
282	Procter & Gamble Co.	18,605

		35,547

	Energy – 8.9%
128	Chesapeake Energy Corp.	4,781
121	EnCana Corp.	8,038
208	Exxon Mobil Corp.	17,971
254	Gazprom OAO	12,222
211	Halliburton Co.	6,998
119	Hess Corp.	10,836
128	Occidental Petroleum Corp.	8,674
118	Schlumberger Ltd.	8,889

		78,409

	Finance – 23.6%
429	American International Group, Inc.	23,645
579	Bank of America Corp.	25,697
292	Capital One Financial Corp.	15,988
383	Citigroup, Inc.	10,800
640	Discover Financial Services, Inc.	11,191
93	Federal Home Loan Mortgage Corp.	2,832
234	Federal National Mortgage Association	7,930
95	Goldman Sachs Group, Inc.	19,133
224	ING Groep N.V. ADR	7,296
504	Invesco Ltd.	13,723
16	Julius Baer Holding Ltd. †	1,156
172	Morgan Stanley	8,517
239	Sovereign Bancorp, Inc.	2,982
134	State Street Corp.	10,963
351	UBS AG	14,495
248	UnitedHealth Group, Inc.	12,583
587	Washington Mutual, Inc.	11,683
354	Western Union Co.	7,930

		208,544

	Health Care – 14.7%
101	Astellas Pharma, Inc. †	4,390
91	AstraZeneca plc †	3,808
149	Daiichi Sankyo Co., Ltd. †	4,457
114	Eisai Co., Ltd. †	4,714
649	Elan Corp. plc ADR ●	16,496
263	Eli Lilly & Co.	13,565
126	Genentech, Inc. ●	8,816
256	Medtronic, Inc.	11,941
174	Sanofi-Aventis S.A. ADR	7,099
755	Schering-Plough Corp.	14,771
519	Shionogi & Co., Ltd. †	9,748
96	UCB S.A. † ▼	4,661
136	Vertex Pharmaceuticals, Inc. ● ▼	2,765
252	Walgreen Co.	8,844
356	Wyeth	14,181

		130,256

	Services – 11.3%
132	Accenture Ltd. Class A	4,570
1,079	Comcast Corp. Class A ●	19,591
123	FedEx Corp.	11,517
156	Monster Worldwide, Inc. ● ▼	4,336
937	Time Warner, Inc.	14,751
235	United Parcel Service, Inc. Class B	17,171
220	Viacom, Inc. Class B ●	8,544
351	Waste Management, Inc.	11,377
653	XM Satellite Radio Holdings, Inc. Class A ● ▼	8,091

		99,948

	Technology – 24.8%
806	Applied Materials, Inc.	14,447
259	AT&T, Inc.	9,963
406	Broadcom Corp. Class A ●	8,973
943	Cisco Systems, Inc. ●	23,103
50	Corning, Inc.	1,196
113	Electronic Arts, Inc. ●	5,348
573	Flextronics International Ltd. ●	6,709
1,210	General Electric Co.	42,860
38	Google, Inc. ●	21,387
813	Intel Corp.	17,242
129	KLA-Tencor Corp.	5,390
661	Maxim Integrated Products, Inc.	13,003
217	Metropcs Communications, Inc. ● ▼	3,916
136	Microsoft Corp.	4,424
517	Network Appliance, Inc.● ▼	12,014
301	Qualcomm, Inc.	12,756
518	Sprint Nextel Corp.	5,455
89	Whirlpool Corp.	7,575
221	Yahoo!, Inc. ●	4,241

		220,002

	Transportation – 0.8%
403	Delta Air Lines, Inc.● ▼	6,783

	Utilities – 1.0%
166	Suntech Power Holdings Co., Ltd. ADR ●	9,091

	Total common stock (Cost $930,110)	$876,479

PREFERRED STOCK – 0.3%
	Finance – 0.3%
125	Banco Itau Holding	$2,802

	Total preferred stock (Cost $2,678)	$2,802

	Total long-term investments (Cost $932,788)	$879,281

The Hartford Stock Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
SHORT-TERM INVESTMENTS - 2.8%
	Securities Purchased with Proceeds from Security Lending - 2.8%
	Cash Collateral Reinvestment Fund:
$17,439	Navigator Prime Portfolio	$17,439

Principal
Amount
	Federal Home Loan Bank Collateral Securities:
	Federal Home Loan Bank
708	2.72%, 04/04/2008	704
48	2.73%, 05/02/2008	47
11	4.00%, 02/06/2009	11
331	4.60%, 11/28/2008	332

		1,094

	Federal Home Loan Mortgage Corporation Collateral Securities:
	Federal Home Loan Mortgage Corporation
37	2.81%, 02/08/2008	37
24	2.85%, 02/04/2008	24
1,733	4.13%, 11/30/2009	1,787

		1,848

	Federal National Mortgage Association Collateral Securities:
	Federal National Mortgage Association
16	2.68%, 03/03/2008	16
3,615	2.70%, 03/28/2008	3,597

		3,613

	U.S. Treasury Collateral Securities:
	U.S. Treasury Note
224	2.38%, 01/15/2017 ◄	257

	Total short-term investments (Cost $24,251)	$24,251

Total investments (Cost $957,039) ▲	102.1%	$903,532
Other assets and liabilities	(2.1)%	(18,443)

Total net assets	100.0%	$885,089

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.87% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $968,318 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$33,524
Unrealized Depreciation	(98,310)

Net Unrealized Depreciation	$(64,786)

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at January 31, 2008, was $42,473, which represents 4.80% of total net assets.

●	Currently non-income producing.

▼	Security is partially on loan at January 31, 2008.

◄	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
06/2007	2,495	Buck Holdings L.P.	$2,497
The aggregate value of these securities at January 31, 2008 was $2,245 which represents 0.25% of total net assets.
Forward Foreign Currency Contracts Outstanding at January 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value+	Amount	Date	(Depreciation)
Euro (Sell)	$50,104	$49,464	03/03/08	$(640)
Swiss Franc (Buy)	1,140	1,137	02/05/08	3

				$(637)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Strategic Income Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES – 8.3%
	Finance – 8.1%
	Banc of America Commercial Mortgage, Inc.
$2,000	5.45%, 01/15/2049	$1,970
	Bank of America Credit Card Trust
500	5.17%, 06/15/2019	499
	Bayview Commercial Asset Trust
1,290	7.50%, 09/25/2037 ⌂ ►	171
	Bayview Financial Acquisition Trust
250	8.05%, 08/28/2047 ⌂	256
	Bear Stearns Commercial Mortgage Securities, Inc.
600	5.71%, 06/11/2040 ■ Δ	498
	CBA Commercial Small Balance Commercial Mortgage
4,932	7.25%, 07/25/2039 ⌂ ►	474
	Citigroup/Deutsche Bank Commercial Mortgage Trust
375	5.32%, 12/11/2049	367
	Cobalt CMBS Commercial Funding Corp.
375	5.25%, 08/15/2048 ‡	347
	Commercial Mortgage Pass-Through Certificates
500	5.31%, 12/10/2046 ‡	489
600	5.79%, 06/10/2046 Δ ‡	583
	Credit-Based Asset Servicing and Securitization
94	3.65%, 05/25/2036 ⌂ Δ	90
	GMAC Mortgage Corp. Loan Trust
555	6.05%, 12/25/2037 Δ ‡	529
	Goldman Sachs Mortgage Securities Corp. II
500	5.80%, 08/10/2045 Δ	415
	Greenwich Capital Commercial Funding Corp.
375	5.44%, 03/10/2039 Δ	370
300	5.74%, 11/05/2021 ⌂ Δ	284
325	5.94%, 11/05/2021 ⌂ Δ	305
	GS Mortgage Securities Corp. II
1,000	5.80%, 08/10/2045 Δ	1,013
	Honda Automotive Receivables Owner Trust
450	5.28%, 01/23/2012	463
	IMPAC Commercial Mortgage Backed Trust
325	4.88%, 02/25/2036 Δ ‡	216
	JP Morgan Chase Commercial Mortgage Security Corp.
341	4.16%, 01/12/2039 ■ ‡	325
500	6.06%, 02/15/2051 Δ	428
105	6.20%, 02/12/2051 ■ Δ	91
	Lehman Brothers Small Balance Commercial
959	5.91%, 06/25/2037 ■	990
	MBNA Credit Card Master Note Trust
300	6.80%, 07/15/2014 ⌂	291
	Merrill Lynch Mortgage Trust
600	5.24%, 11/12/2037 Δ	551
	Morgan Stanley Capital I
300	5.69%, 04/15/2049 Δ ‡	299
	Morgan Stanley Capital I
500	5.69%, 04/15/2049 Δ	477
600	5.73%, 04/15/2049 ■ Δ	496
	Renaissance Home Equity Loan Trust, Class M5
100	7.00%, 09/25/2037 ⌂	25
	Renaissance Home Equity Loan Trust, Class M8
125	7.00%, 09/25/2037 ⌂	15
	USAA Automotive Owner Trust
500	4.63%, 05/15/2012	507
	Wachovia Bank Commercial Mortgage Trust
500	5.87%, 07/15/2045 Δ	435
142,992	10.00%, 02/15/2051 ⌂ ►	236

		14,505

	Transportation – 0.2%
	Continental Airlines, Inc.
424	7.03%, 06/15/2011	403

	Total asset & commercial mortgage backed securities (Cost $15,422)	$14,908

CORPORATE BONDS: INVESTMENT GRADE – 17.2%
	Basic Materials – 0.2%
	US Steel Corp.
$398	7.00%, 02/01/2018	$394

	Capital Goods – 0.4%
	Embraer Overseas Ltd.
700	6.38%, 01/24/2017	671

	Consumer Cyclical – 0.1%
	J. C. Penney Co., Inc.
233	6.38%, 10/15/2036	206

	Energy – 1.6%
	Lukoil International Finance B.V.
1,000	6.36%, 06/07/2017 ■ ‡	952
	Salomon Bros.
700	10.75%, 01/15/2009 ◘	734
	TNK-BP Finance S.A.
100	6.63%, 03/20/2017 ◘	91
1,100	7.50%, 03/13/2013 – 07/18/2016 ■	1,095

		2,872

	Finance – 12.6%
	Bear Stearns Co., Inc.
1,120	7.25%, 02/01/2018	1,120
	C10 Capital SPV Ltd.
600	6.72%, 12/31/2049 ◘ Δ ‡	530
	Capital One Capital III
188	7.69%, 08/15/2036	142
	CIT Group, Inc.
750	6.10%, 03/15/2067 Δ	534
	Citigroup, Inc.
974	8.30%, 12/21/2057 Δ	1,050
	Comerica Capital Trust II
300	6.58%, 02/20/2037 Δ ‡	209
	Countrywide Financial Corp.
500	5.13%, 05/05/2008 Δ	479

The Hartford Strategic Income Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount ╬			Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
		Finance (continued)
		Countrywide Financial Corp. (continued)
	$46	5.80%, 06/07/2012	$41
		Countrywide Home Loans, Inc.
	500	3.25%, 05/21/2008	483
	600	4.13%, 09/15/2009	535
		Goldman Sachs Capital Trust II
	1,500	5.79%, 12/29/2049 Δ	1,161
		HSBK Europe B.V.
	100	7.25%, 05/03/2017 ■	87
	650	7.25%, 05/03/2017 ◘	566
		Kreditanstalt fuer Wiederaufbau
ISK	18,700	11.75%, 08/08/2008	285
		Kuzneski (Bank of Moscow)
	700	7.50%, 11/25/2015 Δ	695
		Lehman Brothers Holdings, Inc.
	800	5.63%, 01/24/2013	810
		National City Corp.
	1,470	12.00%, 12/29/2049	1,470
		New South Wales Treasury Corp.
AUD	4,160	8.00%, 03/01/2008	3,734
		New Zealand Government
NZD	2,635	6.00%, 07/15/2008	2,063
		RSHB Capital
	275	6.30%, 05/15/2017 ◘	259
	800	6.97%, 09/21/2016 Δ	788
		SB Capital S.A.
	800	6.48%, 05/15/2013	810
		State Street Capital Trust III
	1,235	8.25%, 12/29/2049 Δ	1,235
		Transcapitalinves Ltd.
	700	5.67%, 03/05/2014 ■ ‡	691
		UBS Preferred Funding Trust I
	500	8.62%, 10/29/2049	547
		Wachovia Capital Trust III
	1,000	5.80%, 08/29/2049	790
		Washington Mutual Preferred Funding
	600	9.75%, 10/29/2049 ■ Δ ‡	552
		Washington Mutual, Inc.
	1,000	4.00%, 01/15/2009	951

			22,617

		Foreign Governments – 0.9%
		Norwegian Government
NOK	8,345	5.50%, 05/15/2009	1,559

		Services – 0.4%
		Clear Channel Communications, Inc.
	400	7.65%, 09/15/2010	412
		International Bank for Reconstruction & Development
TRY	360	13.63%, 05/09/2017	300

			712

		Technology – 0.2%
		Sprint Capital Corp.
	370	8.75%, 03/15/2032	363

		Utilities – 0.8%
		NGPL Pipeco LLC
	800	6.51%, 12/15/2012 ■	825
		Taqa Abu Dhabi National Energy
	500	5.62%, 10/25/2012 ■	510

			1,335

		Total corporate bonds: investment
		grade (Cost $30,940)	$30,729

CORPORATE BONDS: NON-INVESTMENT GRADE – 30.9%
		Basic Materials – 2.6%
		Abitibi-Consolidated, Inc.
	$100	8.49%, 06/15/2011 Δ ‡	$73
		Berry Plastics Holding Co.
	250	8.87%, 09/15/2014 Δ	205
		Cooper Standard Automotive
	250	7.00%, 12/15/2012	216
		Corporacion Durango
	500	10.50%, 10/05/2017 ■	409
		Evraz Group S.A.
	900	8.25%, 11/10/2015 ◘	891
		Huntsman International LLC
	100	7.88%, 11/15/2014	104
		Lupatech Finance Ltd.
	500	9.88%, 11/30/2049 ⌂	482
		MacDermid, Inc.
	350	9.50%, 04/15/2017 ■ ‡	301
		Momentive Performance
	260	9.75%, 12/01/2014	235
		New Page Corp.
	300	10.00%, 05/01/2012 ■	298
		RBS Global & Rexnord Corp.
	150	11.75%, 08/01/2016 ‡	128
		Smurfit-Stone Container Enterprises, Inc.
	500	8.38%, 07/01/2012	484
		Steel Dynamics, Inc.
	200	7.38%, 11/01/2012 ■	200
		Vitro S.A.
	800	9.13%, 02/01/2017	698

			4,724

		Capital Goods – 0.4%
		Bausch & Lomb, Inc.
	395	9.88%, 11/01/2015 ■	401
		SPX Corp.
	275	7.63%, 12/15/2014 ■	282

			683

		Consumer Cyclical – 3.9%
		American Axle & Manufacturing
		Holdings, Inc.
	250	7.88%, 03/01/2017	224
		Aramark Corp.
	245	5.00%, 06/01/2012	213
	170	8.41%, 02/01/2015 Δ ‡	152
		AutoNation, Inc.
	370	6.26%, 04/15/2013 Δ	310
		Builders FirstSource, Inc.
	390	9.12%, 02/15/2012 Δ ‡	317
		China Properties Group Ltd.
	200	9.13%, 05/04/2014 ■ ‡	147
		Desarrolladora Homes S.A.
	700	7.50%, 09/28/2015 ⌂	681
		ESCO Corp.
	300	8.63%, 12/15/2013 ■	286

The Hartford Strategic Income Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount ╬			Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
		Consumer Cyclical (continued)
		Ford Capital B.V.
	$100	9.50%, 06/01/2010	$92
		General Motors Corp.
	300	7.13%, 07/15/2013	256
	750	7.20%, 01/15/2011	686
		Ingles Markets, Inc.
	400	8.88%, 12/01/2011	405
		Neiman Marcus Group, Inc.
	500	10.38%, 10/15/2015	498
		Parkson Retail Group Ltd.
	700	7.88%, 11/14/2011	693
		Supervalu, Inc.
	700	7.50%, 11/15/2014	710
		TRW Automotive, Inc.
	450	7.25%, 03/15/2017 ■ ‡	401
		Urbi Desarrollos Urbanos
	890	8.50%, 04/19/2016 ◘	894

			6,965

		Consumer Staples – 0.5%
		Constellation Brands, Inc.
	190	8.38%, 12/15/2014	196
		Dole Food Co., Inc.
	250	8.63%, 05/01/2009	232
		MHP S.A.
	500	10.25%, 11/30/2011 ⌂	470

			898

		Energy – 1.6%
		Chesapeake Energy Corp.
	775	7.63%, 07/15/2013	800
		Encore Acquisition Co.
	200	7.25%, 12/01/2017	192
		Hilcorp Energy I L.P./Finance Co.
	400	7.75%, 11/01/2015 ■	383
		Key Energy Services, Inc.
	400	8.38%, 12/01/2014 ■	401
		MEI Euro Finance Ltd.
	500	8.75%, 05/22/2010 ⌂	497
		Petroleos de Venezuela S.A.
	800	5.25%, 04/12/2017	590

			2,863

		Finance – 6.7%
		Alfa Bank
	200	8.20%, 06/25/2012 ■ ‡	190
		American Real Estate Partners L.P.
	400	7.13%, 02/15/2013	371
		ATF Bank
	100	9.00%, 05/11/2016 ■	99
		Banco BMG S.A.
	1,100	9.15%, 01/15/2016 ◘	1,108
		Citigroup (JSC Severstal)
	710	9.25%, 04/19/2014 ◘ ‡	756
		Dow Jones CDX HY
	1,975	7.63%, 06/29/2012 ■ ‡	1,921
	550	8.75%, 12/29/2012 ■	541
		Drummond Co., Inc.
	365	7.38%, 02/15/2016 ⌂	332
		Ford Motor Credit Co.
	750	5.80%, 01/12/2009	729
		Ford Motor Credit Co.
	650	7.13%, 01/13/2012 Δ	548
		General Motors Acceptance Corp.
	1,410	6.88%, 09/15/2011	1,233
		Itabo Finance S.A.
	500	10.88%, 10/05/2013 ⌂	495
		Kazkommerts International B.V.
	100	8.00%, 11/03/2015 ■	84
		LPL Holdings, Inc.
	580	10.75%, 12/15/2015 ⌂	580
		Northern Rock plc
	580	5.60%, 04/30/2049 ■	348
	400	6.59%, 06/28/2049 ■ Δ	240
		RBS-Zero Hora Editora Journalistica
BRL	700	11.25%, 06/15/2017 ⌂	326
		Realogy Corp.
	200	10.50%, 04/15/2014 ■ ‡	143
		Rental Service Corp.
	500	9.50%, 12/01/2014 ‡	424
		Residential Capital Corp.
	115	5.65%, 06/09/2008 Δ	98
	460	7.88%, 06/30/2010 ‡	299
		Rouse Co.
	200	3.63%, 03/15/2009	190
		Russian Standard Bank
	200	8.63%, 05/05/2011 ◘ ‡	188
		Sibacademfinance plc
	400	9.00%, 05/12/2009 ◘ ‡	396
		Standard Bank (Privatbank)
	200	8.75%, 02/09/2016 ⌂	181
		UK SPV Credit Finance (Privatbank)
	200	8.00%, 02/06/2012 ◘	183

			12,003

		Foreign Governments – 1.8%
		Argentina (Republic of)
	960	7.00%, 10/03/2015	825
		Brazil (Republic of)
BRL	1,200	10.00%, 01/01/2017	581
		Sri Lanka (Republic of)
	500	8.25%, 10/24/2012 ⌂	450
		Sri Lanka (Republic of)
	400	8.25%, 10/24/2012 ⌂	362
		Venezuela (Republic of)
	1,155	5.75%, 02/26/2016	965

			3,183

		Health Care – 1.8%
		Community Health Systems, Inc.
	300	8.88%, 07/15/2015	302
		HCA, Inc.
	1,400	9.25%, 11/15/2016	1,468
		IASIS Healthcare Capital Corp.
	290	8.75%, 06/15/2014 ‡	290
		Invacare Corp.
	100	9.75%, 02/15/2015 ‡	101
		Psychiatric Solutions, Inc.
	260	7.75%, 07/15/2015	256
		Reable Therapeutics Finance LLC
	400	11.75%, 11/15/2014	354

The Hartford Strategic Income Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Health Care (continued)
	Rite Aid Corp.
$250	7.50%, 03/01/2017	$215
	Warner Chilcott Corp.
300	8.75%, 02/01/2015	306

		3,292

	Services – 4.2%
	Affinion Group, Inc.
100	11.50%, 10/15/2015 ‡	92
	Allied Waste North America, Inc.
500	5.75%, 02/15/2011	482
500	7.13%, 05/15/2016	494
	AMC Entertainment, Inc.
500	11.00%, 02/01/2016 ‡	495
	Dex Media West LLC, Inc.
400	9.88%, 08/15/2013 ‡	408
	Echostar DBS Corp.
150	6.38%, 10/01/2011	148
150	6.63%, 10/01/2014	146
400	7.13%, 02/01/2016	400
	Harland Clarke Holdings
250	9.50%, 05/15/2015 ‡	193
	Harrah’s Operating Co., Inc.
1,510	10.75%, 02/01/2016 – 02/01/2018 ■	1,378
	Idearc, Inc.
200	8.00%, 11/15/2016 ‡	179
	MGM Mirage, Inc.
450	7.50%, 06/01/2016 ‡	432
	Pinnacle Entertainment, Inc.
380	8.75%, 10/01/2013 ‡	371
	Readers Digest Association, Inc.
400	9.00%, 02/15/2017 ■ ‡	309
	Sirius Satellite Radio, Inc.
200	9.63%, 08/01/2013 ‡	171
	SunGard Data Systems, Inc.
700	10.25%, 08/15/2015 ‡	700
	TL Acquisitions, Inc.
485	10.50%, 01/15/2015 ■ ‡	441
	West Corp.
250	9.50%, 10/15/2014	233
	Wynn Las Vegas LLC
130	6.63%, 12/01/2014	125
270	6.63%, 12/01/2014 ■	260

		7,457

	Technology – 4.2%
	Advanced Micro Devices, Inc.
250	7.75%, 11/01/2012 ‡	205
	Bio-Rad Laboratories, Inc.
300	7.50%, 08/15/2013	303
	Canwest MediaWorks L.P.
285	9.25%, 08/01/2015 ■	269
	CCH I Holdings LLC
300	9.92%, 04/01/2014	151
	Charter Communications Operating LLC
500	8.00%, 04/30/2012 ■	475
	Cincinnati Bell, Inc.
105	7.25%, 07/15/2013	105
	Freescale Semiconductor, Inc.
100	9.13%, 12/15/2014	76
	Freescale Semiconductor, Inc.
100	10.13%, 12/15/2016	71
	Intelsat Bermuda Ltd.
115	7.58%, 01/15/2015 Δ ‡	115
370	11.25%, 06/15/2016 ‡	370
	Leap Wireless International, Inc.
145	9.38%, 11/01/2014	132
	Level 3 Financing, Inc.
600	9.25%, 11/01/2014 ‡	516
	MagnaChip Semiconductor
180	6.88%, 12/15/2011	137
	Maxcom Telecomunicaciones
700	11.00%, 12/15/2014	717
	Mediacom LLC
1,000	7.88%, 02/15/2011	893
	MetroPCS Wireless, Inc.
250	9.25%, 11/01/2014	230
	Nortel Networks Ltd.
700	10.75%, 07/15/2016	707
	NXP B.V./NXP Funding LLC
350	7.01%, 10/15/2013 Δ	291
	Qwest Communications International, Inc.
300	7.50%, 02/15/2014 ‡	297
	Sanmina-Sci Corp.
200	7.74%, 06/15/2014 ■ Δ	192
	Spansion LLC
115	8.25%, 06/01/2013 ■ Δ ‡	85
	Vimpel-Communications
700	8.25%, 05/23/2016 ■ ‡	699
	Windstream Corp.
400	8.63%, 08/01/2016	414

		7,450

	Transportation – 0.5%
	Bristow Group, Inc.
110	7.50%, 09/15/2017 ■	111
	Grupo Senda Autotransporte
900	10.50%, 10/03/2015 ⌂	896

		1,007

	Utilities – 2.7%
	AES Corp.
325	8.00%, 10/15/2017	331
	Chivor S.S. E.S.P.
1,000	9.75%, 12/30/2014 ⌂	1,080
	Copano Energy LLC
135	8.13%, 03/01/2016	137
	Edison Mission Energy
300	7.50%, 06/15/2013	307
	Energipe Y Saelpa
320	10.50%, 07/19/2013 ⌂	346
	Energy Future Holdings
250	10.88%, 11/01/2017 ■	247
	Majapahit Holdings, Inc.
100	7.25%, 06/28/2017	93
700	7.25%, 06/28/2017 ■ ‡	663
	Mirant JPSCO Finance Ltd.
100	11.00%, 07/06/2016 ⌂	107
	Rede Empresas De Energia
800	11.13%, 04/02/2049 ⌂	752

The Hartford Stategic Income Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Utilities (continued)
	Texas Competitive Electric Co.
$750	10.25%, 11/01/2015 ■	$737

		4,800

	Total corporate bonds: non-investment grade (Cost $57,424)	$55,325

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE w – 9.0%
	Basic Materials – 0.9%
	Arizona Chemical Co.
$250	10.57%, 02/27/2014 ±	$162
	Calumet Lubricants Co. L.P.
885	8.24%, 12/17/2014 ±	841
115	8.55%, 12/17/2014 ±	111
	John Maneely Co.
681	6.35%, 12/08/2013 ±	575

		1,689

	Capital Goods – 0.5%
	Macandrews Amg Holdings LLC
481	9.71%, 04/17/2012 ±	441
	Scitor Acquisition Corp.
499	7.53%, 09/26/2014 ⌂ ±	486

		927

	Consumer Cyclical – 0.6%
	Brand Energy & Infrastructure Services
499	7.91%, 02/07/2014 ±	487
	Ford Motor Co.
744	8.00%, 12/15/2013 ±	649

		1,136

	Consumer Staples – 0.5%
	Piere Foods, Inc.
1,000	8.88%, 06/30/2010 ±	900

	Finance – 1.2%
	BNY Convergex Group LLC & EZE Castle Software
500	7.83%, 08/30/2013 ±	465
	Chrysler Financial Services NA
499	8.99%, 08/03/2012 ±	447
250	11.49%, 08/03/2013 ±	192
	Crescent Resources LLC
675	7.02%, 09/07/2012 ±	578
	Realogy Corp.
106	4.76%, 10/05/2013 ◊	88
392	7.51%, 10/05/2014 ±	328

		2,098

	Health Care – 1.7%
	DJO Finance LLC
1,000	7.83%, 04/07/2013 ±	975
	Generics International, Inc.
1,000	8.33%, 11/19/2014 ±	973
	Inverness Medical Innovation, Inc.
250	9.09%, 06/26/2015 ±	230
	Mylan, Inc.
800	7.21%, 12/17/2014 ±	780

		2,958

	Services – 1.8%
	Centaur LLC
88	4.00%, 10/30/2012 ◊ *	82
	Centaur LLC
412	8.83%, 10/30/2012 ±	383
	Emdeon Business Services LLC
500	9.83%, 05/16/2014 ±	477
	Golden Nugget, Inc.
250	7.21%, 12/31/2014 ±	215
	New World Gaming Partners Ltd.
500	10.23%, 03/31/2015 ±	385
	Philosophy, Inc.
249	5.27%, 03/15/2014 ±	213
	PITG Gaming Investor Holdings LLC
400	9.96%, 05/15/2008 ±	380
	Sirius Satellite Radio, Inc.
499	5.56%, 09/01/2012 ±	438
	Telesat Canada
39	3.14%, 09/01/2014 ◊ *	38
461	6.92%, 09/01/2014 ±	434
	WideOpenWest Finance LLC
250	11.09%, 07/01/2015 ±	225

		3,270

	Technology – 0.8%
	Infor Global Solutions, Delayed Draw Term Loan
342	8.58%, 07/28/2012 ±	314
	Infor Global Solutions, U.S. Term Loan
655	8.58%, 07/28/2012 ±	580
	One Communications Corp.
499	9.00%, 06/30/2012 ±	457

		1,351

	Utilities – 1.0%
	Astoria Generating Co. Acquisitions LLC
500	8.66%, 08/23/2013 ±	471
	Texas Competitive Electric Holdings Co. LLC
998	8.40%, 10/24/2014 – 10/31/2014 ±	908
	TPF Generation Holdings, LLC
500	9.08%, 12/21/2014 ±	447

		1,826

	Total senior floating rate interests:
	non-investment grade (Cost $17,446)	$16,155

U.S. GOVERNMENT AGENCIES – 19.7%
	Federal Home Loan Mortgage Corporation – 1.1%
	Mortgage Backed Securities:
$1,962	6.00%, 2037	$1,995

	Federal National Mortgage Association – 16.8%
	Mortgage Backed Securities:
687	5.50%, 2037 ‡	696
5,872	6.00%, 2037	6,027
2,999	6.00%, 2037 ‡	3,053
5,355	6.50%, 2037	5,560
4,097	6.50%, 2037 ‡	4,254
9,897	7.00%, 2037	10,420

		30,010

The Hartford Strategic Income Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
U.S. GOVERNMENT AGENCIES (continued)
	Other Government Agencies – 1.8%
	Small Business Administration Participation Certificates:
$3,028	5.31%, 2027	$3,130

	Total U.S. government agencies (Cost $34,676)	$35,135

U.S. GOVERNMENT SECURITIES – 5.3%
	U.S. Treasury Securities – 5.3%
	U.S. Treasury Bonds:
$215	4.75%, 2037	$229

	U.S. Treasury Notes:
7,185	3.88%, 2012	7,527
1,642	4.25%, 2017	1,724

		9,251

	Total U.S. government securities (Cost $9,484)	$9,480

Shares
PREFERRED STOCK - 0.7%
	Finance – 0.7%
30	Federal Home Loan Mortgage Corp.	$804
14	Federal National Mortgage Association	369

	Total preferred stock (Cost $1,101)	$1,173

	Total long-term investments (Cost $166,493)	$162,905

SHORT-TERM INVESTMENTS – 4.4%
	Investment Pools and Funds – 0.0%
$2	State Street Bank Money Market Fund	$2

Principal
Amount
	Repurchase Agreements – 4.1%

BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/01/2008 in the amount of $2,429, collateralized by U.S. Treasury Bond 6.00% - 8.75%, 2017 - 2026, U.S. Treasury Note 9.88% 2015, value of $2,491)

2,428	1.70% dated 01/31/2008	2,428
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 02/01/2008 in the amount of $2,429, collateralized by U.S. Treasury Note 4.13%, 2012, value of $2,496)
2,428	1.70% dated 01/31/2008	2,429
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2008 in the amount of $2,430, collateralized by U.S. Treasury Bond 5.50%, 2014, U.S. Treasury Note 12.50% 2028, value of $2,486)
2,430	1.60% dated 01/31/2008	2,430

		7,287

Principal		Market
Amount		Value +
	U.S. Treasury Bills – 0.3%
$630	1.96%, 03/13/2008 ○ □		$	628

	Total short-term investments (Cost $7,917)		$	7,917

	Total investments (Cost $174,410) ▲	95.5%		$170,822
	Other assets and liabilities	4.5%		8,119

	Total net assets	100.0%	$	178,941

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 19.71% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $174,432 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,326
Unrealized Depreciation	(4,936)

Net Unrealized Depreciation	$(3,610)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2008, was $20,053, which represents 11.21% of total net assets.

◘	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At January 31, 2008, the market value of these securities amounted to $6,596 or 3.69% of net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2008.

o	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2008.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at January 31, 2008.

*	The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2008 was $114.

♦	Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at January 31, 2008.

The Hartford Strategic Income Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)
╬	All principal amounts are in U.S. dollars unless otherwise indicated.

AUD - Australian Dollar BRL - Brazilian Real ISK - Iceland Krona NOK - Norwegian Krone NZD - New Zealand Dollar TRY - Turkish New Lira
⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
08/2007	1,290	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 - 144A	$179
07/2007	250	Bayview Financial Acquisition Trust, 8.05%, 08/28/2047	250
05/2007	4,932	CBA Commercial Small Balance Commercial Mortgage, 7.25%, 07/25/2039 - 144A	444
12/2007-01/2008	1,000	Chivor S.S. E.S.P., 9.75%, 12/30/2014 - Reg S	1,080
07/2007	94	Credit-Based Asset Servicing and Securitization, 3.65%, 05/25/2036 - 144A	91
01/2008	700	Desarrolladora Homes S.A., 7.50%, 09/28/2015	702
07/2007-12/2007	365	Drummond Co., Inc., 7.38%, 02/15/2016 - 144A	339
08/2007-11/2007	320	Energipe Y Saelpa, 10.50%, 07/19/2013 - 144A	350
05/2007	300	Greenwich Capital Commercial Funding Corp., 5.74%, 11/05/2021 - 144A	291
05/2007	325	Greenwich Capital Commercial Funding Corp., 5.94%, 11/05/2021 - 144A	315
10/2007-01/2008	900	Grupo Senda Autotransporte, 10.50%, 10/03/2015 - 144A	897
05/2007-11/2007	500	Itabo Finance S.A., 10.88%, 10/05/2013 - 144A	516
09/2007-10/2007	580	LPL Holdings, Inc., 10.75%, 12/15/2015 - 144A	584
07/2007-10/2007	500	Lupatech Finance Ltd., 9.88%, 11/30/2049 - 144A	500
08/2007	300	MBNA Credit Card Master Note Trust, 6.80%, 07/15/2014	303
05/2007-10/2007	500	MEI Euro Finance Ltd., 8.75%, 05/22/2010 - Reg S	510
05/2007	100	MHP S.A., 10.25%, 11/30/2011 - 144A	105
06/2007-11/2007	400	MHP S.A., 10.25%, 11/30/2011 - Reg S	409
05/2007	100	Mirant JPSCO Finance Ltd., 11.00%, 07/06/2016 - 144A	110
10/2007	700	RBS-Zero Hora Editora Journalistica, 11.25%, 06/15/2017 - Reg S	362
05/2007-01/2008	800	Rede Empresas De Energia, 11.13%, 04/02/2049 - 144A	795
08/2007	100	Renaissance Home Equity Loan Trust, Class M5, 7.00%, 09/25/2037	75
08/2007	125	Renaissance Home Equity Loan Trust, Class M8, 7.00%, 09/25/2037	69
09/2007	499	Scitor Acquisition Corp., 7.53%, 09/26/2014	494
01/2008	500	Sri Lanka (Republic of), 8.25%, 10/24/2012	461
10/2007	400	Sri Lanka (Republic of), 8.25%, 10/24/2012 - 144A	401
05/2007	200	Standard Bank (Privatbank), 8.75%, 02/09/2016	201
08/2007	142,992	Wachovia Bank Commercial Mortgage Trust, 10.00%, 02/15/2051	238
The aggregate value of these securities at January 31, 2008 was $10,670 which represents 5.96% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2008.
Futures Contracts Outstanding at January 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	22	Long	Mar, 2008	$80
5 Year U.S. Treasury Note	526	Long	Apr, 2008	841
10 Year U.S. Treasury Note	42	Long	Mar, 2008	148

				$1,069

*	The number of contracts does not omit 000’s.
Forward Foreign Currency Contracts Outstanding at January 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Brazilian Real (Buy)	$97	$86	02/29/08	$11
Brazilian Real (Sell)	97	93	02/29/08	(4)
Chilean Peso (Buy)	150	140	04/16/08	10
Chilean Peso (Sell)	150	139	04/16/08	(11)
Colombian Peso (Buy)	115	110	03/27/08	5
Colombian Peso (Sell)	115	110	03/27/08	(5)
Egyptian Pound (Buy)	111	110	03/27/08	1
Egyptian Pound (Sell)	111	110	03/27/08	(1)
Mexican Peso (Buy)	135	135	04/16/08	—
Mexican Peso (Sell)	135	134	04/16/08	(1)
Turkish New Lira (Sell)	310	305	04/29/08	(5)

				$—

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Credit Default Swap Agreements Outstanding at January 31, 2008

			Pay/			Unrealized
	Reference	Buy/Sell	Receive	Expiration	Notional	Appreciation/
CounterParty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Lehman Brothers Special Financing, Inc.	Lehman ABX Index	Sell	0.32%	07/25/45	$100	$(3)

The Hartford Target Retirement 2010 Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

				Market
Shares				Value +
AFFILIATED INVESTMENT COMPANIES - 99.0%
EQUITY FUNDS – 46.3%
	35	The Hartford Capital Appreciation Fund, Class Y		$1,409
	13	The Hartford Capital Appreciation II Fund, Class Y		181
	16	The Hartford Disciplined Equity Fund, Class Y		221
	16	The Hartford Global Leaders Fund, Class Y		323
	2	The Hartford Growth Fund, Class Y		29
	3	The Hartford Growth Opportunities Fund, Class Y		89
	23	The Hartford International Opportunities Fund, Class Y		392
	32	The Hartford International Small Company Fund Class Y		420
	10	The Hartford Select Midcap Value Fund, Class Y		98
	38	The Hartford Select Small Cap Value Fund, Class Y		363
	118	The Hartford Value Fund, Class Y		1,435
	3	The Hartford Value Opportunities Fund, Class Y		36

		Total equity funds (Cost $5,337)		$4,996

FIXED INCOME FUNDS – 52.7%
	51	The Hartford Floating Rate Fund, Class Y		$467
	174	The Hartford Income Fund, Class Y		1,745
	89	The Hartford Inflation Plus Fund, Class Y		1,012
	156	The Hartford Short Duration Fund, Class Y		1,511
	58	The Hartford Strategic Income Fund, Class Y		550
	38	The Hartford Total Return Bond Fund, Class Y		412

		Total fixed income funds (Cost $5,736)		$5,697

		Total investments in affiliated investment companies (Cost $11,073)		$10,693

		Total investments (Cost $11,073) ▲	99.0%	$10,693
		Other assets and liabilities	1.0%	106

		Total net assets	100.0%	$10,799

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $11,076 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation				$72
Unrealized Depreciation				(455)

Net Unrealized Depreciation				$(383)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Target Retirement 2020 Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
AFFILIATED INVESTMENT COMPANIES - 99.5%
EQUITY FUNDS - 64.2%
110	The Hartford Capital Appreciation Fund, Class Y		$4,405
23	The Hartford Capital Appreciation II Fund, Class Y		317
59	The Hartford Disciplined Equity Fund, Class Y		832
105	The Hartford Equity Income Fund, Class Y		1,428
61	The Hartford Global Leaders Fund, Class Y		1,216
16	The Hartford Growth Opportunities Fund, Class Y		487
56	The Hartford International Opportunities Fund, Class Y		941
102	The Hartford International Small Company Fund Class Y		1,331
67	The Hartford Select Midcap Value Fund, Class Y		628
81	The Hartford Select Small Cap Value Fund, Class Y		772
9	The Hartford Small Company Fund Class Y		182
17	The Hartford Stock Fund, Class Y		369
362	The Hartford Value Fund, Class Y		4,399

	Total equity funds (Cost $18,647)		$17,307

FIXED INCOME FUNDS - 35.3%
70	The Hartford Floating Rate Fund, Class Y		$642
39	The Hartford High Yield Fund, Class Y		293
225	The Hartford Income Fund, Class Y		2,256
230	The Hartford Inflation Plus Fund, Class Y		2,619
161	The Hartford Short Duration Fund, Class Y		1,563
172	The Hartford Strategic Income Fund, Class Y		1,643
47	The Hartford Total Return Bond Fund, Class Y		503

	Total fixed income funds (Cost $9,493)		$9,519

	Total investments in affiliated investment companies (Cost $28,140)		$26,826

	Total investments (Cost $28,140) ▲	99.5%	$26,826
	Other assets and liabilities	0.5%	142

	Total net assets	100.0%	$26,968

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $28,143 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$152
Unrealized Depreciation	(1,469)

Net Unrealized Depreciation	$(1,317)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Target Retirement 2030 Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
AFFILIATED INVESTMENT COMPANIES - 99.4%
EQUITY FUNDS - 79.1%
105	The Hartford Capital Appreciation Fund, Class Y		$4,206
15	The Hartford Capital Appreciation II Fund, Class Y		199
35	The Hartford Disciplined Equity Fund, Class Y		493
66	The Hartford Equity Income Fund, Class Y		893
42	The Hartford Global Leaders Fund, Class Y		830
10	The Hartford Growth Fund, Class Y		176
14	The Hartford Growth Opportunities Fund, Class Y		428
81	The Hartford International Opportunities Fund, Class Y		1,367
85	The Hartford International Small Company Fund Class Y		1,117
64	The Hartford Select Midcap Value Fund, Class Y		605
97	The Hartford Select Small Cap Value Fund, Class Y		921
17	The Hartford Small Company Fund Class Y		340
17	The Hartford Stock Fund, Class Y		382
284	The Hartford Value Fund, Class Y		3,443

	Total equity funds (Cost $16,664)		$15,400

FIXED INCOME FUNDS - 20.3%
34	The Hartford Income Fund, Class Y		$345
114	The Hartford Inflation Plus Fund, Class Y		1,297
71	The Hartford Short Duration Fund, Class Y		689
151	The Hartford Total Return Bond Fund, Class Y		1,615

	Total fixed income funds (Cost $3,877)		$3,946

	Total investments in affiliated investment companies (Cost $20,541)		$19,346

	Total investments (Cost $20,541) ▲	99.4%	$19,346

	Other assets and liabilities	0.6%	113

	Total net assets	100.0%	$19,459

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $20,542 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$81
Unrealized Depreciation	(1,277)

Net Unrealized Depreciation	$(1,196)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Tax-Free California Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS – 91.9%
	Airport Revenues – 2.1%
	San Jose, CA, Airport Rev AMT
$1,000	5.00%, 03/01/2037	$975

	General Obligations – 2.7%
	California Statewide, GO
870	4.75%, 09/01/2028	854
	Grant, CA, Joint USD GO
400	4.38%, 08/01/2031	385

		1,239

	Health Care/Services – 8.6%
	California ABAG FA for Non-Profit Corps, San Diego Hospital Assoc
200	5.38%, 03/01/2021	204
	California Health Fac FA, Catholic Healthcare West
250	5.25%, 07/01/2023	256
	California Public Works Board, Dept of Mental Health Patton
200	5.38%, 04/01/2028	207
	California Statewide Community DA, Front Porch Communities & Services
500	5.13%, 04/01/2037 ⌂	460
	California Statewide Community DA, Health Services Rev
250	6.00%, 10/01/2023	269
	California Statewide Community DA, Var-Kaiser-C
160	5.25%, 08/01/2031	162
	Rancho Mirage, CA, Joint Powers FA Rev Eisenhower Medical Center
500	5.00%, 07/01/2038	486
	Sierra View, CA, Local Health Care Dist
1,000	5.25%, 07/01/2032	978
	Turlock, CA, Health Fac Rev, Emanuel Medical Center
500	5.13%, 10/15/2037	441
	Washington Township, CA, Health Care Dist Rev
500	5.00%, 07/01/2037	486

		3,949

	Higher Education (Univ., Dorms, etc.) – 15.3%
	California Educational Fac Auth, Dominican University
300	5.00%, 12/01/2025	278
	California Educational Fac Auth, Golden Gate University
455	5.00%, 10/01/2025	449
	California Educational Fac Auth, La Verne University
180	5.00%, 06/01/2031	166
	California Educational Fac Auth, Pitzer College
630	5.00%, 04/01/2030	635
	California Educational Fac Auth, University of the Pacific
750	5.00%, 11/01/2036	738
	California Educational Fac Auth, Woodbury University
200	5.00%, 01/01/2025	193
	California Municipal FA, University Students Coop Assoc
250	4.75%, 04/01/2027	231
	California State University Systemwide Rev
1,000	5.00%, 11/01/2028	1,025
	California Statewide Community DA, California Baptist University
1,000	5.50%, 11/01/2038 ⌂	952
	California Statewide Community DA, Drew School
750	5.30%, 10/01/2037	691
	California Statewide Community DA, Huntington Park Rev
600	5.15%, 07/01/2030	534
	California Statewide Community DA, John F Kennedy University Rev
250	6.75%, 10/01/2033	262
	California Statewide Community DA, Thomas Jefferson School of Law
175	4.88%, 10/01/2035	191
	California Statewide Community DA, Windrush School
250	5.50%, 07/01/2037	240
	Chabot-Las Positas, CA, Community College Dist
1,895	5.05%, 08/01/2033 o	473

		7,058

	Housing (HFA’s, etc.) – 2.2%
	California Housing Fin Agency Rev, Home Mortgage Rev AMT
600	4.80%, 08/01/2037	561
	Monterey County, CA, Certificate of Participation
500	4.50%, 08/01/2037	464

		1,025

	Industrial – 3.3%
	California State Enterprise Auth Sewer FA Rev AMT
500	5.30%, 09/01/2047	477
	California Statewide Community DA Rev AMT
300	4.80%, 09/01/2046	261
	Chula Vista, CA, IDR Daily San Diego Gas
300	5.30%, 07/01/2021	315
	Virgin Islands Public FA Rev AMT
250	4.70%, 07/01/2022	224
	Virgin Islands Public FA, Revhovenska Refinery
250	6.13%, 07/01/2022	255

		1,532

	Miscellaneous – 11.1%
	Golden State Tobacco Securitization Agency
510	5.00%, 06/01/2017	515
3,750	5.75%, 06/01/2047	3,593
	Kern County, CA, Tobacco Securitization Agency
1,000	6.00%, 06/01/2029	1,012

		5,120

The Hartford Tax-Free California Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS (continued)
	Pollution Control – 1.6%
	Big Bear Municipal Water Dist, Ref Lake Improvements
$250	5.00%, 11/01/2024	$252
	Sacramento, CA, Pollution Control FA AMT
500	4.75%, 12/01/2023	491

		743

	Prerefunded – 5.2%
	Beaumont, CA, FA Local Agency Rev Ser A
50	7.25%, 09/01/2020	57
	California Infrastructure & Econ Development, Bay Area Toll Bridges
500	5.00%, 07/01/2022	563
	California State Water Dept, Res Power Supply Rev
250	5.88%, 05/01/2016	285
	Capistrano, CA, USD Community Fac Dist Special Tax Talega
100	5.88%, 09/01/2022	116
	Contra Costa County, CA, Public FA Tax Allocation
330	5.63%, 08/01/2033	378
	Oakland, CA, Redev Agency Tax Allocation, Colliseum Area Redev
250	5.25%, 09/01/2033	280
	Santa Margarita, CA, Water Dist Special Tax Community Fac Dist
200	6.00%, 09/01/2030	233
	Solano, CA, MBIA Certificate of Participation
425	5.25%, 11/01/2021	475

		2,387

	Public Facilities – 0.7%
	California Public Works Board, Dept of Health Services Richmond Lab
300	5.00%, 11/01/2030	298

	Special Tax Assessment – 22.2%
	Aliso Viejo, CA, Community Fac Dist Special Tax
500	6.00%, 09/01/2038	483
	Azusa, CA, Special Tax Community Fac Dist Mountain Cove
100	5.75%, 09/01/2021	100
	Beaumont, CA, FA Improvement Area #8
250	5.05%, 09/01/2037	212
	California ABAG FA for Nonprofit Corps, Windemere Ranch
300	5.00%, 09/02/2034	258
	Chino, CA, Community Fac Dist Special Tax #2
225	5.00%, 09/01/2036	192
	Chino, CA, Community Fac Dist Special Tax B
500	5.00%, 09/01/2036	422
	Elk Grove, CA, Special Tax
750	5.25%, 09/01/2037	666
	Escondido, CA, Community Fac Dist Special Tax
250	5.15%, 09/01/2036	219
	Folsom, CA, Public FA Special Tax Rev
250	5.20%, 09/01/2032	220
	Hemet, CA, USD Community Fac Dist Special Tax #2005-1
250	5.13%, 09/01/2036	213
	Hemet, CA, USD Community Fac Dist Special Tax #2005-3
500	5.75%, 09/01/2039	472
	Imperial, CA, Special Tax Community Fac
325	5.00%, 09/01/2026	286
	Indio, CA, Community Fac Dist Special Tax
300	5.05%, 09/01/2026	270
	Indio, CA, Public FA Rev Local Agency
135	5.00%, 09/02/2014	135
	Indio, CA, Public Improvement Act Special Assessment #2002-3 GO
57	6.35%, 09/02/2027	57
	Irivine, CA, Improvement Bond Act 1915
300	5.00%, 09/02/2030	278
	Irvine, CA, Community Fac Dist #2005-2
225	5.20%, 09/01/2026	210
	Jurapa, CA, Community Services Dist Special Tax Dist #30
500	5.60%, 09/01/2037	485
	Jurupa, CA, Community Services Dist Special Tax Dist #17
250	5.20%, 09/01/2036	217
	Jurupa, CA, Community Services Dist Special Tax Dist #6
100	5.88%, 09/01/2032	98
	Lake Elsinore, CA, Special Tax Community Fac Dist #2005-6
150	5.00%, 09/01/2030	130
	Lake Elsinore, CA, Special Tax Community Fac Dist#2005-1A
200	5.35%, 09/01/2036	179
	Lake Elsinore, CA, Special Tax Community Fac Dist#2-A
100	5.85%, 09/01/2024	100
	Lake Elsinore, CA, Special Tax Community Fac Dist#3
250	5.15%, 09/01/2025	233
	Lee Lake, CA, Water Dist Community Fac Dist #3 Special Tax Retreat
150	5.75%, 09/01/2023	148
	Moreno Valley, CA, USD Community Fac Special Tax #2002-1
110	5.60%, 09/01/2017	110
	Orange County, CA, Community Fac Dist Special Tax Ladera Ranch
100	5.20%, 08/15/2019	98
200	5.40%, 08/15/2022	194
	Orange County, CA, Special Tax Assessment
165	5.05%, 09/02/2033	149

The Hartford Tax-Free California Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS (continued)
	Special Tax Assessment (continued)
	Perris, CA, Public FA Local Agency Rev
$1,000	5.80%, 09/01/2038	$956
100	6.25%, 09/01/2033	101
	Poway, CA, USD Special Tax Dist #2001-1
250	5.13%, 09/01/2026	219
	Roseville, CA, FA Special Tax Rev
500	5.00%, 09/01/2033	435
	Roseville, CA, Special Tax Dist Westpark
200	5.25%, 09/01/2025	184
	Sun Ranch, CA, Municipal Water Dist
200	5.00%, 09/01/2036	174
	Tustin, CA, Community Fac Special Tax B
500	6.00%, 09/01/2036	496
	Tustin, CA, USD Community Fac Dist Special Tax #97 Jr Lien
250	5.60%, 09/01/2029	235
	Val Verde, CA, USD FA Special Tax Rev Jr Lien
200	6.00%, 10/01/2021	208
	William S Hart USD Special Tax
300	5.25%, 09/01/2026	271
125	5.85%, 09/01/2022	126

		10,239

	Tax Allocation – 9.9%
	Burbank, CA, FA Rev South San Fernando Redev Proj
350	5.50%, 12/01/2023	360
	Chico, CA, Redev Agency Tax Allocation
650	5.00%, 04/01/2027	668
	Contra Costa County, CA, Public FA Tax Allocation
70	5.63%, 08/01/2033	71
	Corona, CA, Redev Agency Tax Allocation
300	4.50%, 11/01/2032	284
	Fontana, CA, Redev Agency Tax Allocation Ref, Jurupa Hills Redev Proj
400	5.50%, 10/01/2027	408
	Huntington Park, CA, Public FA Rev Ref
400	5.25%, 09/01/2019	446
	Oceanside, CA, Community Development Committee, Downtown Redev Proj
300	5.70%, 09/01/2025	313
	Petaluma, CA, Community Development Tax Allocation
500	4.50%, 05/01/2039	460
	Riverside County, CA, Public FA Tax Allocation Jurupa Desert & Interstate 215
200	4.50%, 10/01/2037	176
	Sacramento, CA, FA Lease Rev MBIA AMT
350	4.30%, 07/15/2027 Δ	339
	San Diego, CA, Redev Agency Centre City Sub Pkg
200	5.25%, 09/01/2026	202
	San Diego, CA, Redev Agency Tax Allocation, North Bay Redev Proj
150	5.60%, 09/01/2017	155
	San Diego, CA, Redev Agency Tax Allocation, North Park Redev Proj
175	5.30%, 09/01/2016	181
	Temecula, CA, Redev Agency Tax Allocation Rev
250	5.63%, 12/15/2038	236
	Virgin Islands Public FA Rev
300	4.25%, 10/01/2029	265

		4,564

	Transportation – 2.3%
	San Francisco, CA, Toll Bridge Rev
1,000	5.00%, 04/01/2031	1,039

	Utilities – Gas – 2.2%
	Long Beach, CA, Bond FA Natural Gas Purchase Rev Ser A
1,000	5.50%, 11/15/2037	1,006

	Utilities – Water and Sewer – 2.5%
	Atwater, CA, Public FA Sewer & Water Proj
500	5.50%, 05/01/2028	503
	Lathrop, CA, FA Rev Water Supply Proj
250	6.00%, 06/01/2035	250
	Stockton, CA, Wastewater System Proj MBIA
375	5.20%, 09/01/2029	387

		1,140

	Total municipal bonds (Cost $43,433)	$42,314

Shares
SHORT-TERM INVESTMENTS – 6.5%
	Investment Pools and Funds – 6.5%
$3,005	Dreyfus Basic California Municipal Money Market Fund		$3,005

	Total short-term investments (Cost $3,005)		$3,005

	Total investments (Cost $46,438) ▲	98.4%	$45,319
	Other assets and liabilities	1.6%	722

	Total net assets	100.0%	$46,041

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $46,438 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$521
Unrealized Depreciation	(1,640)

Net Unrealized Depreciation	$(1,119)

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2008.

o	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

The Hartford Tax-Free California Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
06/2007	1,000	California Statewide Community DA, California Baptist University, 5.50%, 11/01/2038	$1,000
05/2007	500	California Statewide Community DA, Front Porch Communities & Services, 5.13%, 04/01/2037 - 144A	506

The aggregate value of these securities at January 31, 2008 was $1,412 which represents 3.07% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

AMT	- Alternative Minimum Tax

DA	- Development Authority

FA	- Finance Authority

GO	- General Obligations

IDR	- Industrial Development Revenue Bond

MBIA	- Municipal Bond Insurance Association

USD	- United School District

The Hartford Tax-Free Minnesota Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS – 96.0%
	Airport Revenues – 3.0%
	Minneapolis & St Paul, MN, Airport Commission FGIC AMT
$1,000	5.63%, 01/01/2018	$1,042

	General Obligations – 9.3%
	Brainerd, MN, ISD #181 GO FGIC
500	5.38%, 02/01/2016	547
	Minneapolis, MN, Parking Assessment GO
250	5.00%, 12/01/2020	266
	Rosemount, MN, ISD #196 GO MBIA
1,950	5.70%, 04/01/2015 o	1,493
	Todd, Morrison, Cass, & Wadena County, MN, Hospital Lakewood Health Care Fac
725	5.25%, 12/01/2026	727
	Willmar, MN, Rice Memorial Hospital Proj FSA
250	5.00%, 02/01/2025	260

		3,293

	Health Care/Services – 26.0%
	Bemidji, MN, Health Care Fac Ref, North Country Health Services
500	5.00%, 09/01/2021 – 09/01/2024	511
	Chippewa County, MN, Gross Rev Montevideo Hospital Proj
500	5.50%, 03/01/2037	458
	Duluth, MN, Econ DA Health Care Fac Rev Benedictine Health System St Mary’s
1,130	5.50%, 02/15/2023	1,176
	Hastings, MN, Housing Rev
500	5.25%, 11/01/2031	441
	Inver Grove Heights, MN, Presbyterian Homes Care
350	5.50%, 10/01/2033	325
	Minnesota Agriculture and Econ Development Healthcare Fac, Benedictine Health
1,000	5.25%, 02/15/2014	1,053
	Northfield, MN, Hospital Rev
330	5.38%, 11/01/2031	312
	Prior Lake, MN, Shepherds Path Sr Housing
350	5.75%, 08/01/2041	321
	Rochester, MN, Health Care Fac Rev
1,000	5.00%, 11/15/2036	1,011
540	5.70%, 05/01/2022 ⌂	526
	St Louis Park, MN, Roitenberg Family Assisted Proj
300	5.55%, 08/15/2029	279
	St Paul, MN, Housing & Redev Auth Hospital Rev
335	6.00%, 11/15/2025	341
	Stillwater, MN, Health System Obligation Group
750	5.00%, 06/01/2035	720
	Winona, MN, Health Care Fac Rev
1,000	5.15%, 07/01/2031	973
	Woodbury, MN Economic DA, Summerhouse Proj
500	5.75%, 06/01/2041	466
	Worthington, MN, Housing Rev Ref, Meadows Worthington Proj
300	5.38%, 05/01/2037	262

		9,175

	Higher Education (Univ., Dorms, etc.) – 13.3%
	Falcon Heights, MN, Lease Rev
225	6.00%, 11/01/2037	209
	Minneapolis, MN, Housing Rev
400	5.00%, 10/01/2037	330
	Minnesota Higher Education FA, Augsburg College
1,000	5.00%, 05/01/2020 - 05/01/2023	1,003
	Minnesota Higher Education FA, College of St Benedict
350	5.25%, 03/01/2024	353
	Minnesota Higher Education FA, Minneapolis College of Art and Design
300	5.00%, 05/01/2026	291
	Ramsey, MN, Lease Rev Pact Charter School Proj
250	6.50%, 12/01/2022	254
	St Paul, MN, Housing & Redev Auth, Achieve Language Academy
300	6.75%, 12/01/2022	303
	St Paul, MN, Housing & Redev Auth, Hmong Academy Proj
260	6.00%, 09/01/2036 ⌂	250
	St Paul, MN, Housing & Redev Auth, Hope Community Academy Proj
450	6.25%, 12/01/2019	462
	St Paul, MN, Housing & Redev Auth, Lease Rev
825	5.00%, 12/01/2036	718
	University Virgin Islands
270	5.13%, 12/01/2022	271
225	5.25%, 12/01/2023 – 12/01/2024	226

		4,670

	Housing (HFA’s, etc.) – 7.6%
	Duluth, MN, Housing & Redev Auth
885	5.88%, 11/01/2033	842
	Golden Valley, MN, Calvary Center Apts Proj AMT
500	4.85%, 12/20/2041	468
	Minneapolis, MN, MultiFamily Housing Rev AMT
350	5.40%, 04/01/2028	324
	Minnesota Residential Housing Fin Agency
665	5.00%, 01/01/2020	667
	Stillwater, MN, Multifamily Housing Rev AMT
400	5.38%, 02/01/2032	360

		2,661

	Industrial – 2.2%
	Virgin Islands Public FA, Revhovenska Refinery
750	6.13%, 07/01/2022	766

The Hartford Tax-Free Minnesota Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
MUNICIPAL BONDS (continued)
	Miscellaneous – 2.8%
	Guam Economic DA, Tobacco Settlement
$1,000	5.63%, 06/01/2047		$1,003

	Pollution Control – 1.4%
	Cohasset, MN, Pollution Control Rev Ref Coll Allete Inc Proj
500	4.95%, 07/01/2022		504

	Prerefunded – 16.6%
	Becker, MN, ISD #726 GO FSA
1,300	6.00%, 02/01/2017		1,392
	Golden Valley, MN, Breck School Proj Rev
1,000	5.88%, 10/01/2019		1,060
	Minneapolis, MN, Health Care System AllinaHealth
250	6.00%, 11/15/2018		286
	Mounds View, MN, ISD #621 GO
785	5.25%, 02/01/2014		847
	University of Minnesota
1,000	5.75%, 07/01/2018		1,206
	Waconia, MN, Health Care Fac Rev, Ridgeview Medical Center Proj
1,000	6.10%, 01/01/2019		1,069

			5,860

	Public Facilities – 3.5%
	Minnesota Intermediate School Dist Lease Rev
370	5.30%, 11/01/2032 ⌂		350
	Renville County, MN, Housing & Redev Auth, Health& Human Services
360	4.60%, 02/01/2027		346
	St Paul, MN, PA Lease Rev
500	5.00%, 12/01/2019		529

			1,225

	Tax Allocation – 3.3%
	Minneapolis, MN, Tax Increment Grant Park Proj
350	5.35%, 02/01/2030		311
	Minnesota Agricultural Society, State Fair Rev
835	5.13%, 09/15/2023		867

			1,178

	Utilities – Electric – 3.8%
	Chaska, MN, Electric Rev Ref Generating Fac
500	5.00%, 10/01/2030		501
	Minnesota Power Agency, Electric Rev
500	5.25%, 10/01/2019		536
	Princeton, MN, Public Utility System Rev
300	5.00%, 04/01/2024		302

			1,339

	Utilities – Water and Sewer – 3.2%
	Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev
1,000	6.25%, 07/01/2013		1,124

	Total municipal bonds (Cost $33,619)		$33,840

SHORT-TERM INVESTMENTS – 2.9%
	Investment Pools and Funds – 2.9%
$1,027	State Street Bank Tax Free Money Market		$1,027

	Total short-term investments (Cost $1,027)		$1,027

	Total investments (Cost $34,646) ▲	98.9%	$34,867
	Other assets and liabilities	1.1%	382

	Total net assets	100.0%	$35,249

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $34,646 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,085
Unrealized Depreciation	(864)

Net Unrealized Appreciation	$221

⌂	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
09/2006-11/2007	370	Minnesota Intermediate School Dist Lease Rev, 5.30%, 11/01/2032	$376
11/2007	540	Rochester, MN, Health Care Fac Rev, 5.70%, 05/01/2022	540
09/2006	260	St Paul, MN, Housing & Redev Auth, Hmong Academy Proj, 6.00%, 09/01/2036	262

The aggregate value of these securities at January 31, 2008 was $1,126 which represents 3.19% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

AMT	- Alternative Minimum Tax

DA	- Development Authority

FA	- Finance Authority

FGIC	- Financial Guaranty Insurance Company

FSA	- Financial Security Assurance

GO	- General Obligations

ISD	- Independent School District

MBIA	- Municipal Bond Insurance Association

PA	- Port Authority

The Hartford Tax-Free National Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS – 92.3%
	Alabama – 1.0%
	Huntsville, AL, GO
$1,855	5.25%, 05/01/2022	$1,996

	Alaska – 0.5%
	Alaska Housing Finance Corp, Home Mortgage AMT
1,000	4.70%, 06/01/2027	972

	Arizona – 2.5%
	Arizona Sundance Community Fac Dist, Special Assess Rev #2
389	7.13%, 07/01/2027 ⌂	398
	Estrella Mountain Ranch Community GO
265	6.20%, 07/15/2032 ⌂	252
	Phoenix, AZ, GO
1,800	6.25%, 07/01/2017	2,220
	Pima County, AZ, Charter Schools Proj
1,100	5.75%, 07/01/2016 ⌂	1,132
	Pima County, AZ, Noah Webster Basic School
1,000	5.60%, 12/15/2019	1,017
	Vistancia, AZ, Community Fac Dist GO
200	6.75%, 07/15/2022 ⌂	209

		5,228

	California – 5.3%
	California Educational Fac Auth, University of the Pacific
1,000	5.00%, 11/01/2036	983
	California State Public Works Board
1,000	5.25%, 06/01/2030	1,016
	California Statewide Community DA, Var-Kaiser-C
465	5.25%, 08/01/2031	469
	Capistrano, CA, USD Community Fac Dist Special Tax #90-2 Talega
250	5.90%, 09/01/2020	290
	Indio, CA, Public FA Rev Local Agency
625	5.63%, 09/02/2018	616
	Indio, CA, Public Improvement Act Special Assessment #2002-3 GO
38	6.35%, 09/02/2027	38
	Jurupa, CA, Community Services Dist Special Tax Dist #6
400	5.88%, 09/01/2032	394
	Lathrop, CA, FA Rev Water Supply Proj
750	6.00%, 06/01/2035	748
	Moreno Valley, CA, USD Community Fac Dist Special Tax #2002-1
500	6.00%, 09/01/2022	506
	Oceanside, CA, Community Development Committee, Downtown Redev Proj
700	5.70%, 09/01/2025	730
	Palm Springs, CA, Community Redev Agency
535	5.50%, 09/01/2023	562
	Perris, CA, Public FA Local Agency Rev
495	6.25%, 09/01/2033	502
	Pomona, CA, Public FA Rev Sub-Merged Redev
1,000	5.50%, 02/01/2023	1,126
	San Diego, CA, Redev Agency Centre City Sub Pkg
500	5.25%, 09/01/2026	505
	San Jose, CA, Santa Clara County University
1,800	4.91%, 08/01/2027 ○	680
	San Manuel, CA, Entertainment Auth Public Improvement
1,000	4.50%, 12/01/2016 ⌂	976
	Val Verde, CA, USD FA Special Tax Rev Jr Lien
800	6.00%, 10/01/2021	831

		10,972

	Colorado – 6.4%
	Antelope Heights Metro Dist GO
1,125	5.00%, 12/01/2037	1,075
	Arapaho County, CO, Conservatory Metro Dist
2,000	5.13%, 12/01/2037	1,877
	Bromley Park, CO, Metro Dist #2 GO
2,000	5.13%, 12/01/2037	1,992
	Colorado Educational & Cultural Fac Auth, Charter School Banning Lewis
1,000	6.13%, 12/15/2035 ⌂	947
	Colorado Health Fac Auth, Adventist Health
1,200	5.25%, 11/15/2035	1,206
	Denver, CO, Rendezvous Residential Metro Dist GO
600	5.38%, 12/01/2021	551
	Ebert Metro Dist
3,000	5.35%, 12/01/2037	2,951
	Fort Collins, CO, PCR Ref, Anheuser Busch Proj
1,000	4.70%, 09/01/2040	898
	Pinery West, CO, Metro Dist #2 GO
1,000	4.50%, 12/01/2032	890
	Reata, CO, North Metro Dist GO
1,000	5.50%, 12/01/2032 ⌂	823

		13,210

	Delaware – 2.1%
	Delaware State Housing Auth
4,165	5.80%, 07/01/2035	4,401

	Florida – 13.9%
	Amelia Walk Community Development
1,000	5.50%, 05/01/2037 ⌂	821
	Bellalgo, FL, Education Fac Benefits Dist Capital
925	5.85%, 05/01/2022 ⌂	895
	Broward County School Board
5,000	5.00%, 07/01/2032	5,013
	Colonial Country Club Community Development Dist, Capital Improvement Rev
480	6.40%, 05/01/2033	500

The Hartford Tax-Free National Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS (continued)
	Florida (continued)
	Florida Dept of Environmental Protection Preservation, MBIA
$1,250	5.38%, 07/01/2015	$1,380
	Florida Gateway Services Community Development Dist, Special Assessment Sun City Center Fort Meyers Proj
165	5.50%, 05/01/2010 ⌂	160
	Highland County, FL, Adventist Hospital
3,000	5.25%, 11/15/2036	3,014
	Jacksonville, FL, Econ Development Community Health Care Facilities
5,000	6.25%, 09/01/2027 ⌂	5,032
	Jacksonville, FL, Econ Development Rev AMT
2,000	4.75%, 03/01/2047	1,723
	Lee County, FL, Industrial DA
1,500	5.25%, 06/15/2027	1,334
	Lee Memorial Health System, Florida Hospital Rev
2,000	5.00%, 04/01/2032	1,934
	Palm Beach County, FL, Health FA Rev Waterford Proj
3,300	5.75%, 11/15/2026	3,229
	River Bend Community Development Dist, Capital Improvement Rev
1,000	7.13%, 11/01/2015 ⌂	984
	Rolling Hills Community Development Dist
100	5.45%, 05/01/2037	82
	Sweetwater Creek, FL, Community Development
1,000	5.30%, 05/01/2017 ⌂	880
	Tolomato, FL, Community Development Dist
1,200	6.65%, 05/01/2040	1,160
	University Square Community Development
500	5.88%, 05/01/2038	430

		28,571

	Georgia – 2.2%
	Fulton County, GA, School Dist GO
1,105	5.38%, 01/01/2018	1,280
	Fulton County, GA, Water & Sewer Rev FGIC
35	6.38%, 01/01/2014	39
	Fulton County, GA, Water & Sewer Rev FGIC Part (Prerefunded with State and Local Gov’t Securities)
1,765	6.38%, 01/01/2014	1,996
	Georgia Municipal Electric Auth, Power Rev
985	6.50%, 01/01/2017	1,179
	Georgia Municipal Electric Auth, Power Rev (Prerefunded with US Gov’t Securities)
15	6.50%, 01/01/2017	18

		4,512

	Illinois – 6.3%
	Bolingbrook, IL, Sales Tax Rev
445	6.25%, 01/01/2024	440
	Chicago, IL, Board of Education GO MBIA
960	5.25%, 12/01/2019	1,033
	Chicago, IL, O’Hare International Airport Special Fac Rev, American Airlines Inc
750	5.50%, 12/01/2030	617
	Chicago, IL, Proj & Ref Ser A
1,500	4.75%, 01/01/2036	1,510
	Chicago, IL, Tax Increment Allocation Jr Lien Pilsen Redev B
1,000	6.75%, 06/01/2022	1,031
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
1,800	5.75%, 03/01/2037	1,582
	Hampshire, IL, Special Service Area #16, Prairie Ridge Proj
800	6.00%, 03/01/2046	724
	Huntley, IL, Special Service Area #9
1,500	5.10%, 03/01/2028	1,526
	Illinois Education FA, Augustana College Ser A
500	5.70%, 10/01/2032	513
	Plano, IL, Lakewood Springs Proj Special Services Area
500	6.10%, 03/01/2035	488
	Round Lake, IL, Special Tax Rev
1,000	4.70%, 03/01/2033	973
498	6.70%, 03/01/2033	581
	Wauconda, IL, Special Service Area #1 Special Tax Liberty Lakes Proj
1,000	6.63%, 03/01/2033	1,019
	Yorkville, IL, United City Special Service Area Tax Raintree Village Proj
966	6.88%, 03/01/2033 ⌂	1,001

		13,038

	Indiana – 2.3%
	East Chicago Industrial Solid Waste Disposal AMT
700	5.50%, 09/01/2028	629
	Indiana Health, Clarian Health Obligation
2,000	5.00%, 02/15/2039	1,909
	Indiana State FA Rev
2,240	5.00%, 10/01/2033	2,183

		4,721

	Iowa – 0.5%
	Iowa FA, Single Family Mortgage Rev AMT
1,000	4.80%, 01/01/2037	935

	Kansas – 0.8%
	La Cygne, KS, Kansas City Power & Light
260	4.65%, 09/01/2035	249
	Lawrence, KS, Lawrence Memorial Hospital
500	5.13%, 07/01/2036	494

The Hartford Tax-Free National Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS (continued)
	Kansas (continued)
	Salina, KS, Salina Regional Health Hospital Rev
$1,000	4.63%, 10/01/2031	$931

		1,674

	Kentucky – 0.1%
	Boone County, KY, Pollution Control Dayton Power & Light
150	4.70%, 01/01/2028	150

	Louisiana – 1.7%
	Louisiana Public Fac Auth, Ochsner Clinic Foundation Proj
500	5.50%, 05/15/2027	569
	Louisiana Public Fac Auth, Oschner Clinic Foundation Proj
2,000	5.50%, 05/15/2047	1,974
	Louisiana Public Fac Auth, Susla Fac Inc
1,000	5.75%, 07/01/2039 ⌂	942

		3,485

	Maryland – 1.8%
	Maryland Econ Development Corp, Student Housing Rev University of Maryland College Park Proj
1,000	6.50%, 06/01/2027	1,184
	Maryland State Health and Higher Education
2,500	5.00%, 07/01/2034	2,543

		3,727

	Massachusetts – 0.5%
	Massachusetts, GO Consolidated Loan
940	5.25%, 03/01/2021	1,035
	Massachusetts, GO Consolidated Loan FSA (Prerefunded with US Gov’t Securities)
60	5.25%, 03/01/2021	66

		1,101

	Michigan – 4.6%
	Detroit, MI, GO MBIA
500	5.50%, 04/01/2020	547
	Detroit, MI, Water Supply System Ref Rev FGIC
1,750	6.50%, 07/01/2015	2,094
	Macomb County, MI, Hospital FA, Mt Clemens Hospital
1,000	5.75%, 11/15/2025	975
	Michigan Hospital FA, Rev Ref Henry Ford Health System
500	5.63%, 03/01/2017	565
	Michigan Strategic Fund Ltd, Rev Ref Dow Chemical Proj AMT
750	5.50%, 12/01/2028	789
	Michigan Tobacco Settlement FA Ser A
4,500	6.00%, 06/01/2048	4,427

		9,397

	Minnesota – 2.5%
	Inver Grove Heights, MN, Presbyterian Homes Care
175	5.50%, 10/01/2033	163
	Minneapolis, MN, Health Care System AllinaHealth
750	6.00%, 11/15/2018	857
	Minnesota Residential Housing Fin Agency
660	5.00%, 01/01/2020	662
	Ramsey, MN, Lease Rev Pact Charter School Proj
500	6.50%, 12/01/2022	508
	Rochester, MN, Health Care Fac Rev
790	5.70%, 05/01/2022 ⌂	769
	St Paul, MN, Housing & Redev Auth Lease Rev
860	6.00%, 12/01/2018	874
	St Paul, MN, Housing & Redev Auth, Achieve Language Academy
500	6.75%, 12/01/2022	505
	St Paul, MN, Housing & Redev Auth, Hmong Academy Proj
740	6.00%, 09/01/2036 ⌂	712

		5,050

	Mississippi – 0.1%
	Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev Ref Weyerhaeuser Co Proj
250	6.80%, 04/01/2022	282

	Missouri – 1.4%
	Branson Hills, MO, Infrastructure Fac
650	5.50%, 04/01/2027	588
	Lees Summit, MO, Industrial DA, Kensington Farms Improvement Proj
1,000	5.75%, 03/01/2029 ⌂	937
	St Louis, MO, Industrial DA, Confluence Academy Proj
550	5.35%, 06/15/2032 ⌂	486
	Stone Canyon, MO, Community Improvement Proj
1,000	5.75%, 04/01/2027	925

		2,936

	Montana – 0.3%
	Montana Fac FA, St. Peters Hospital Proj
700	4.38%, 06/01/2036	616

	Nevada – 2.2%
	Clark County, NV, Improvement Dist #142
985	6.38%, 08/01/2023	988
	Reno, NV, Catholic Healthcare West
2,000	5.25%, 07/01/2031	2,019
	Reno, NV, Renown Regional Medical Center Proj
1,485	5.25%, 06/01/2032	1,463

		4,470

	New Hampshire – 0.4%
	New Hampshire Health & Education Fac, Elliot Hospital
750	5.60%, 10/01/2022	793

The Hartford Tax-Free National Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS (continued)
	New Jersey – 1.4%
	New Jersey Education Fac, Fairleigh Dickinson University
$275	6.00%, 07/01/2025	$283
	New Jersey Education Fac, Georgian Court College
500	6.50%, 07/01/2033	591
	New Jersey Tobacco Settlement Financing Corp
1,950	6.13%, 06/01/2024	2,100

		2,974

	New Mexico – 1.0%
	Cabezon, NM, Public Improvement Dist
665	5.20%, 09/01/2015 ⌂	664
	New Mexico Mortgage FA AMT
985	4.75%, 01/01/2031	934
	Otero County, NM, Jail Proj
400	6.00%, 04/01/2023	397

		1,995

	New York – 5.3%
	Dutchess County, NY, IDA Civic Fac Rev Ref, Marist College
250	5.00%, 07/01/2022	258
	Erie County, NY, IDA Applied Tech Charter School Proj
550	6.75%, 06/01/2025	534
	Liberty, NY, Corp Development Goldman Sachs Headquarters
1,000	5.25%, 10/01/2035	1,042
	Nassau County, NY, IDA Continuing Care Retirement, Amsterdam at Harborside Ser A
1,000	6.50%, 01/01/2027	1,016
	New York, NY, City IDA American Airlines JFK International Airport AMT
1,060	7.13%, 08/01/2011	1,076
	New York, NY, GO
30	5.75%, 03/01/2019	33
	New York, NY, GO Prerefunded (with US Gov’t Securities)
45	5.75%, 03/01/2019	51
	New York, NY, IDA Terminal One Group Assoc Proj AMT
1,000	5.50%, 01/01/2024	1,033
	Seneca Nation Indians Capital Improvement Special Tax
1,000	5.00%, 12/01/2023 ⌂	907
	Ulster County, NY, IDA Kingston Regional Senior Living Proj
3,975	6.00%, 09/15/2027	3,868
	Utica, NY, IDA Civic Fac Rev Utica College
560	6.88%, 12/01/2014	599
	Westchester County, NY, IDA Continuing Care Retirement, Kendal on Hudson Proj
400	6.38%, 01/01/2024	407

		10,824

	North Carolina – 1.9%
	North Carolina Medical Care Community
1,800	4.50%, 01/01/2032	1,577
	North Carolina Municipal Power Agency, Catawba Elec Rev
500	5.50%, 01/01/2014	546
	Raleigh, NC, Medical Care Commission Retirement Fac Rev
2,000	5.25%, 01/01/2032	1,696

		3,819

	Ohio – 4.2%
	Buckeye, OH, Tobacco Settlement FA
7,000	5.88%, 06/01/2047	6,767
	Cuyahoga County, OH, Rev Ref Class A
300	5.50%, 01/01/2029	310
	Hamilton, OH, School Dist Improvement
1,270	6.15%, 12/01/2016	1,544

		8,621

	Oklahoma – 0.6%
	Tulsa County, OK, St Francis Health Care System
1,210	5.00%, 12/15/2029	1,200

	Other U.S. Territories – 0.4%
	Virgin Islands Public FA, Revhovenska Refinery
750	6.13%, 07/01/2022	766

	Pennsylvania – 1.3%
	Montgomery County, PA, IDA Whitemarsh Continuing Care Proj
800	6.13%, 02/01/2028 ⌂	788
	Scranton Parking Auth
1,825	5.25%, 06/01/2034	1,809

		2,597

	Rhode Island – 3.1%
	Central Falls, RI, Detention FA Fac Rev
1,000	6.75%, 01/15/2013	1,033
	Rhode Island Health & Education Bldg Corp Fin
250	6.50%, 08/15/2032	289
	Rhode Island Tobacco Settlement Funding Corp
5,000	6.00%, 06/01/2023	5,071

		6,393

	South Carolina – 1.7%
	Dorchester County, SC, School Dist #2 Installment Purchase
1,000	5.25%, 12/01/2024	1,036
	Lancaster County, SC, Sun City Carolina Lakes Improvement
750	5.45%, 12/01/2037	634
	South Carolina Jobs Econ DA Rev
2,000	4.70%, 04/01/2035	1,824

		3,494

	Tennessee – 0.2%
	McMinn County, TN, IDA PCR Calhoun Newsprint Co Proj
500	7.63%, 03/01/2016	497

The Hartford Tax-Free National Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS (continued)
	Texas - 4.8%
	Brazoria, TX, Brazos River Habor Navigation Dow Chemical Co
$1,500	4.95%, 05/15/2033	$1,431
	Guadalupe County, TX, Board Managers Joint Rev
3,000	5.50%, 08/15/2036	3,089
	Maverick County, TX, Public Fac Corp Proj Rev
490	6.25%, 02/01/2024	464
	Tarrant County, TX, Cultural Education Fac, Buckner Retirement Svcs
2,000	5.25%, 11/15/2037	1,921
	Travis County, TX, Health Fac, Querencia Barton Creek Project
1,000	5.65%, 11/15/2035	925
	Willacy County, TX, Corp Revival Proj (Prerefunded with State & US Gov’t Securities)
1,000	6.00%, 03/01/2009	1,021
	Willacy County, TX, GO
1,000	6.88%, 09/01/2028	1,045

		9,896

	Virginia - 3.1%
	James City County, VA, Econ DA Residential Care Fac
840	5.40%, 07/01/2027	772
2,000	5.50%, 07/01/2037	1,797
	Norfolk, VA, Redev & Housing Auth First Mortgage Retirement Community
500	6.00%, 01/01/2025 ⌂	493
	Peninsula, VA, PA Fac, CSX Transport Proj Rev
1,000	6.00%, 12/15/2012	1,066
	Peninsula, VA, Turn Center Community Dev DA
700	6.45%, 09/01/2037	685
	Virginia Tobacco Settlement Funding Corp
1,455	5.50%, 06/01/2026 ⌂	1,648

		6,461

	Washington - 3.7%
	King County, WA, ISD #210 GO
670	5.00%, 06/01/2019	707
	Washington State Health Care FA Rev
2,400	6.13%, 08/15/2037 ⌂	2,325
	Washington State Health Care FA, Group Health Cooperative
2,835	5.00%, 12/01/2022 - 12/01/2023	2,868
	Washington State Housing FA, Single Family Proj AMT
2,000	4.70%, 12/01/2038	1,818

		7,718

	Wisconsin - 0.2%
	Wisconsin Housing & Econ DA, GO Home Ownership Rev
360	4.85%, 09/01/2017	363

	Total municipal bonds (Cost $191,528)	$189,855

Principal			Market
Shares			Value +
SHORT-TERM INVESTMENTS - 8.5%
	Investment Pools and Funds - 8.5%
$17,405	State Street Bank Tax Free Money Market		$17,405

	Total short-term investments (Cost $17,405)		$17,405

	Total investments (Cost $208,933) ▲	100.8%	$207,260
	Other assets and liabilities	(0.8)%	(1,633)

	Total net assets	100.0%	$205,627

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $208,933 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,909
Unrealized Depreciation	(5,582)

Net Unrealized Depreciation	$(1,673)

o	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
06/2006	1,000	Amelia Walk Community Development, 5.50%, 05/01/2037	$1,000
04/2003	389	Arizona Sundance Community Fac Dist, Special Assess Rev #2, 7.13%, 07/01/2027 - 144A	389
04/2004	925	Bellalgo, FL, Education Fac Benefits Dist Capital, 5.85%, 05/01/2022	925
01/2005	665	Cabezon, NM, Public Improvement Dist, 5.20%, 09/01/2015	665
06/2006	1,000	Colorado Educational & Cultural Fac Auth, Charter School Banning Lewis, 6.13%, 12/15/2035 - 144A	1,000
11/2007	265	Estrella Mountain Ranch Community GO, 6.20%, 07/15/2032	265
03/2003	165	Florida Gateway Services Community Development Dist, Special Assessment Sun City Center Fort Meyers Proj, 5.50%, 05/01/2010	164
08/2007	5,000	Jacksonville, FL, Econ Development Community Health Care Facilities, 6.25%, 09/01/2027	5,054
04/2007	1,000	Lees Summit, MO, Industrial DA, Kensington Farms Improvement Proj, 5.75%, 03/01/2029	1,025
07/2007	1,000	Louisiana Public Fac Auth, Susla Fac Inc, 5.75%, 07/01/2039 - 144A	1,007
01/2005	800	Montgomery County, PA, IDA Whitemarsh Continuing Care Proj, 6.13%, 02/01/2028	789

The Hartford Tax-Free National Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Period	Shares/		Cost
Acquired	Par	Security	Basis
11/2004	500	Norfolk, VA, Redev & Housing Auth First Mortgage Retirement Community, 6.00%, 01/01/2025	496
04/2004	1,100	Pima County, AZ, Charter Schools Proj, 5.75%, 07/01/2016	1,100
04/2007	1,000	Reata, CO, North Metro Dist GO, 5.50%, 12/01/2032 - 144A	1,000
11/2007	1,000	River Bend Community Development Dist, Capital Improvement Rev, 7.13%, 11/01/2015	1,000
11/2007	790	Rochester, MN, Health Care Fac Rev, 5.70%, 05/01/2022	790
11/2004	1,000	San Manuel, CA, Entertainment Auth Public Improvement, 4.50%, 12/01/2016 - 144A	1,000
04/2007	1,000	Seneca Nation Indians Capital Improvement Special Tax, 5.00%, 12/01/2023 - 144A	995
02/2007	550	St Louis, MO, Industrial DA, Confluence Academy Proj, 5.35%, 06/15/2032	550
09/2006	740	St Paul, MN, Housing & Redev Auth, Hmong Academy Proj, 6.00%, 09/01/2036	$745
04/2007	1,000	Sweetwater Creek, FL, Community Development, 5.30%, 05/01/2017	996
05/2005	1,455	Virginia Tobacco Settlement Funding Corp, 5.50%, 06/01/2026	1,434
12/2002	200	Vistancia, AZ, Community Fac Dist GO, 6.75%, 07/15/2022	200
11/2007	2,400	Washington State Health Care FA Rev, 6.13%, 08/15/2037	2,360
08/2003	966	Yorkville, IL, United City Special Service Area Tax Raintree Village Proj, 6.88%, 03/01/2033	966

The aggregate value of these securities at January 31, 2008 was $25,181 which represents 12.25% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

AMT	- Alternative Minimum Tax

DA	- Development Authority

FA	- Finance Authority

FGIC	- Financial Guaranty Insurance Company

FSA	- Financial Security Assurance

GO	- General Obligations

IDA	- Industrial Development Authority Bond

ISD	- Independent School District

MBIA	- Municipal Bond Insurance Association

PA	- Port Authority

PCR	- Pollution Control Revenue Bond

USD	- United School District

The Hartford Tax-Free New York Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS - 96.3%
	General Obligations - 3.0%
	New York, NY, GO
$15	5.75%, 03/01/2019	$17
	New York, NY, GO Ser J
450	5.00%, 03/01/2030	457

		474

	Health Care/Services - 20.2%
	Albany, NY, IDA Civic Fac Rev
100	5.25%, 11/15/2032	98
	Chemung County, NY, IDA Civic Fac Rev, Arnot Ogden Medical Center
125	5.00%, 11/01/2034	124
	Genesee County, NY, IDA United Memorial Medical Center Proj
160	5.00%, 12/01/2032	137
	Madison County, NY, IDA Civic Fac Rev Oneida Health System
250	5.50%, 02/01/2032	247
	Nassau County, NY, IDA Continuing Care Retirement, Amsterdam at Harborside Ser A
500	6.50%, 01/01/2027	508
	New York Dorm Auth, College & University Rev
150	5.00%, 11/01/2034	148
	New York Dorm Auth, St Barnabas FHA AMBAC
450	5.13%, 02/01/2022	472
	New York Dorm Auth, Winthrop South Nassau University
200	5.50%, 07/01/2023	203
	New York State Dormitory Auth, Non State Supported Debt, NYU Hospital Ctr Ser B
250	5.63%, 07/01/2037	249
	Suffolk County, NY, Jeffersons Ferry Proj
500	5.00%, 11/01/2028	462
	Ulster County, NY, IDA Kingston Regional Senior Living Proj
500	6.00%, 09/15/2027	486
	Westchester County, NY, IDA Continuing Care Retirement, Kendal on Hudson Proj
100	6.38%, 01/01/2024	102

		3,236

	Higher Education (Univ., Dorms, etc.) - 21.2%
	Albany, NY, Brighter Choice Charter School
200	5.00%, 04/01/2037	178
	Albany, NY, IDA Civic Fac Rev
250	5.00%, 07/01/2037	231
	Cattaraugus County, NY, IDR St Bonaventure University
175	5.10%, 05/01/2031	167
	Dutchess County, NY, IDA Civic Fac Rev Ref, Marist College
250	5.00%, 07/01/2022	257
	Erie County, NY, IDA Applied Tech Charter School Proj
250	6.75%, 06/01/2025	243
	Erie County, NY, IDA Global Concepts Charter School Proj
300	6.25%, 10/01/2037	296
	New York Dorm Auth, Brooklyn Law School
250	5.50%, 07/01/2019	263
	New York Dorm Auth, Fordham University FGIC
80	5.00%, 07/01/2020	84
	New York Dorm Auth, Mount St Mary College
400	5.00%, 07/01/2027	391
	New York Dorm Auth, Rochester University
135	5.25%, 07/01/2022	144
	New York Dorm Auth, Upstate Community College
250	5.25%, 07/01/2021	268
	Otsego County, NY, IDA Civic Fac Rev Hartwick College Proj
200	6.00%, 07/01/2011	208
	Rensselaer County, NY, Industrial Improvements
200	5.00%, 01/01/2036	206
	St Lawrence, NY, IDA Civic Fac Rev, Clarkson University Proj
450	5.00%, 07/01/2023	465

		3,401

	Industrial - 9.9%
	Jefferson County, NY, IDA Waste Disposal
450	5.20%, 12/01/2020	440
	Liberty, NY, Corp Development Goldman Sachs Headquarters
200	5.25%, 10/01/2035	208
	Liberty, NY, Development Corp Rev Golman Sachs Headquarters
200	5.50%, 10/01/2037	215
	New York, NY, City IDA American Airlines JFK International Airport AMT
150	7.13%, 08/01/2011	152
150	8.00%, 08/01/2012	159
	New York, NY, IDA Terminal One Group Assoc Proj AMT
150	5.50%, 01/01/2024	155
	Virgin Islands Public FA, Revhovenska Refinery
250	6.13%, 07/01/2022	255

		1,584

	Miscellaneous - 14.0%
	Nassau County, NY, Tobacco Settlement Corp
1,000	5.00%, 06/01/2035	942
	New York, NY, IDA Civic Fac Rev, YMCA of Greater NY Proj
250	5.25%, 08/01/2021	257
	Seneca Nation Indians Capital Improvement Special Tax
160	5.00%, 12/01/2023 ⌂	145
	Tobacco Settlement FA of NY
400	5.50%, 06/01/2022	431

The Hartford Tax-Free New York Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS (continued)
	Miscellaneous (continued)
	TSACS, Inc, NY, Tobacco Settlement
$500	5.13%, 06/01/2042	$468
		2,243

	Pollution Control - 0.9%
	Onondaga County, NY, IDA PCR
150	4.88%, 07/01/2041	143

	Prerefunded - 9.7%
	New York Dorm Auth, Court Fac
425	5.50%, 05/15/2020	482
	New York Dorm Auth, Mental Health Services Fac
5	5.00%, 02/15/2018	5
	New York Dorm Auth, State University Dorm Fac
450	5.00%, 07/01/2032	494
	New York, NY, GO
410	5.75%, 03/01/2019	468
	Utica, NY, IDA Civic Fac Rev, Utica College
90	6.88%, 12/01/2014	96

		1,545

	Public Facilities - 7.1%
	Niagara Falls, NY, School Dist Certificate of Participation
500	5.00%, 06/15/2028	520
	Rensselaer, NY, School Dist Certificate of Participation
600	5.00%, 06/01/2036	612

		1,132

	Tax Allocation - 2.9%
	New York, NY, Transitional FA Future Tax Secured
450	5.00%, 08/01/2023	470

	Transportation - 2.9%
	New York Metropolitan Transportation Auth
450	5.13%, 11/15/2031	460

	Utilities — Electric - 1.6%
	New York Energy Research & DA, Elec Fac Rev Adj Long Island Lighting Co Proj
250	5.30%, 08/01/2025	255

	Utilities — Water and Sewer - 2.9%
	New York Environmental Fac Corp
450	5.00%, 07/15/2026	468

	Total municipal bonds (Cost $15,328)	$15,411

Principal			Market
Shares			Value +
SHORT-TERM INVESTMENTS - 2.6%
	Investment Pools and Funds - 2.6%
$411	Dreyfus Basic New York Municipal Money Market Fund		$411

	Total short-term investments (Cost $411)		$411

	Total investments (Cost $15,739) ▲	98.9%	$15,822
	Other assets and liabilities	1.1%	177

	Total net assets	100.0%	$15,999

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $15,739 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$331
Unrealized Depreciation	(248)

Net Unrealized Appreciation	$83

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
04/2007	160	Seneca Nation Indians Capital Improvement Special Tax, 5.00%, 12/01/2023 - 144A	$159

The aggregate value of these securities at January 31, 2008 was $145 which represents 0.91% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

AMT	- Alternative Minimum Tax

DA	- Development Authority

FA	- Finance Authority

FGIC	- Financial Guaranty Insurance Company

GO	- General Obligations

IDA	- Industrial Development Authority Bond

IDR	- Industrial Development Revenue Bond

PCR	- Pollution Control Revenue Bond

The Hartford Total Return Bond Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 9.2%
	Finance — 9.1%
	ACT Depositor Corp.
$2,050	5.40%, 09/22/2041 ⌂ Δ	$1,435
	Banc of America Commercial Mortgage, Inc.
18,129	4.52%, 09/11/2036 ⌂ ►	432
	Banc of America Securities Automotive Trust
1,230	4.49%, 02/18/2013 ⌂	1,235
	Bayview Commercial Asset Trust
20,044	7.50%, 09/25/2037 ⌂ ►	2,652
	Bayview Financial Acquisition Trust
1,000	4.93%, 05/28/2037 ⌂ Δ	700
	Bear Stearns Commercial Mortgage Securities, Inc.
11,867	4.07%, 07/11/2042 ⌂ ►	323
9,364	4.12%, 11/11/2041 ⌂ ►	223
22,822	5.50%, 02/11/2041 ⌂ ►	381
	CBA Commercial Small Balance Commercial Mortgage — Class X1
19,165	7.00%, 06/25/2038 ⌂ ►	1,404
	CBA Commercial Small Balance Commercial Mortgage — Class X2
10,573	7.00%, 07/25/2035 ⌂ ►	550
	Citigroup Commercial Mortgage Trust
2,050	5.41%, 10/15/2049 ‡	2,009
	Citigroup Mortgage Loan Trust, Inc.
—	0.00%, 01/25/2037 † ⌂ o	—
10,232	5.92%, 07/25/2037 ⌂ Δ	10,466
318	12.00%, 01/25/2037 ⌂ o	731
	Commercial Mortgage Pass-Through Certificates
5,373	5.77%, 06/10/2046 Δ	5,474
3,515	5.82%, 12/10/2049 Δ	3,564
	Countrywide Asset-Backed Certificates
299	5.46%, 07/25/2035 ‡	255
	Countrywide Home Loans, Inc.
10,660	6.00%, 10/25/2037 ‡	10,512
	Credit-Based Asset Servicing and Securitization
824	3.65%, 05/25/2036 ⌂ Δ	790
1,125	5.86%, 04/25/2037 ‡	756
	CS First Boston Mortgage Securities Corp.
418	4.51%, 07/15/2037 ‡	413
	Cwcapital Cobalt
4,845	5.48%, 04/15/2047	4,770
	DB Master Finance LLC
2,600	5.78%, 06/20/2031 ⌂	2,288
	First Horizon Mortgage Pass-Through Trust
10,766	5.86%, 05/25/2037 ⌂ Δ	11,055
	Ford Credit Floorplan Master Owner Trust
2,600	4.42%, 06/15/2011 Δ	2,548
	GE Business Loan Trust
1,891	5.24%, 05/15/2034 ⌂ Δ	1,544
58,695	6.14%, 05/15/2034 ⌂ ►	451
	Goldman Sachs Mortgage Securities Corp. II
27,055	4.38%, 08/10/2038 ⌂ ►	211
	Green Tree Financial Corp.
251	7.24%, 06/15/2028	269
	Greenwich Capital Commercial Funding Corp.
5,960	5.60%, 12/10/2049	5,933
	Home Equity Asset Trust
1,750	4.33%, 07/25/2037 ⌂ Δ	505
	JP Morgan Automotive Receivable Trust
385	12.85%, 03/15/2012 † ⌂ o	312
	JP Morgan Chase Commercial Mortgage Security Corp.
4,570	4.16%, 01/12/2039 ■	4,364
93,402	4.82%, 08/12/2037 ⌂ ►	297
92,076	5.42%, 05/12/2045 ⌂ ►	1,959
4,300	5.54%, 12/12/2043 Δ	3,638
3,040	6.20%, 02/12/2051 ■ Δ	2,633
	LB-UBS Commercial Mortgage Trust
24,869	5.26%, 09/15/2039 ►	706
975	5.45%, 11/15/2038 Δ	831
2,445	5.48%, 11/15/2038 Δ ‡	2,061
	Lehman Brothers Small Balance Commercial
1,007	5.52%, 09/25/2030 ■	1,028
1,100	5.62%, 09/25/2036 ■ ‡	1,134
	Marlin Leasing Receivables LLC
2,870	5.33%, 09/16/2013 ■	2,944
	Merrill Lynch/Countrywide Commercial Mortgage Trust
22,390	5.27%, 07/12/2046 ►	713
	Morgan Stanley Dean Witter Capital I
3,982	8.05%, 08/25/2032 ⌂ ►	—
	Nationstar Home Equity Loan Trust
270	9.97%, 03/25/2037 ⌂ Δ	266
	Option One Mortgage Loan Trust
2,075	6.99%, 03/25/2037 ⌂	476
	Popular ABS Mortgage Pass-Through Trust
650	4.75%, 12/25/2034	632
540	5.42%, 04/25/2035	494
	Renaissance Home Equity Loan Trust
800	5.36%, 05/25/2035 ⌂	724
1,260	5.75%, 05/25/2036 ⌂ Δ	1,184
650	7.50%, 04/25/2037 ⌂	110
	Renaissance Home Equity Loan Trust — Class M5
1,550	7.00%, 09/25/2037 ⌂	387
	Renaissance Home Equity Loan Trust — Class M8
1,950	7.00%, 09/25/2037 ⌂	234
	Soundview NIM Trust
175	6.41%, 12/25/2036 ⌂	123
	Swift Master Automotive Receivables Trust
4,225	4.89%, 10/15/2012 Δ	4,201
	USAA Automotive Owner Trust
1,590	4.16%, 04/16/2012	1,603

The Hartford Total Return Bond Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
	Finance (continued)
	Wachovia Bank Commercial Mortgage Trust
$8,979	3.65%, 02/15/2041 ⌂ ►	$189
417	4.52%, 05/15/2044	411
686,090	10.00%, 02/15/2051 ⌂ ►	1,132
	Wachovia Bank Commercial Mortgage Trust — Class A2
2,650	5.42%, 01/15/2045 ‡	2,662
	Wamu Commercial Mortgage Securities Trust
4,760	6.14%, 03/23/2045 ⌂ Δ	4,279

		115,606

	Transportation — 0.1%
	Continental Airlines, Inc.
916	6.70%, 06/15/2021 ‡	889
771	8.05%, 11/01/2020 ‡	796

		1,685

	Total asset & commercial mortgage backed securities (Cost $125,351)	$117,291

CORPORATE BONDS: INVESTMENT GRADE — 25.1%
	Basic Materials — 0.8%
	Kimberly-Clark Corp.
$4,271	6.63%, 08/01/2037 ▼	$4,657
	Rohm & Haas Holdings
2,156	5.60%, 03/15/2013	2,246
	US Steel Corp.
2,688	7.00%, 02/01/2018 ▼	2,660

		9,563

	Capital Goods — 0.6%
	Embraer Overseas Ltd.
1,100	6.38%, 01/24/2017	1,055
	Tyco International Group S.A.
1,467	6.00%, 10/01/2012 ■	1,539
1,540	6.55%, 10/01/2017 ■	1,620
	United Technologies Corp.
3,620	5.38%, 12/15/2017	3,764

		7,978

	Consumer Cyclical — 0.8%
	J. C. Penney Co., Inc.
1,265	6.38%, 10/15/2036	1,117
	Limited Brands, Inc.
780	6.90%, 07/15/2017 ‡	744
	Lowe’s Co., Inc.
404	5.60%, 09/15/2012	424
	Safeway, Inc.
1,162	5.80%, 08/15/2012	1,211
	Target Corp.
2,219	6.50%, 10/15/2037	2,178
	Tesco plc
2,969	5.50%, 11/15/2017 ■	3,017
	Wal-Mart Stores, Inc.
1,130	6.50%, 08/15/2037	1,185

		9,876

	Consumer Staples — 0.5%
	Diageo Finance B.V.
2,917	5.50%, 04/01/2013 ‡	3,028
	General Mills, Inc.
3,665	5.65%, 09/10/2012	3,807

		6,835

	Energy — 1.3%
	Canadian National Resources Ltd.
391	6.25%, 03/15/2038 ‡	372
2,805	6.50%, 02/15/2037 ‡	2,804
	Consumers Energy Co.
400	5.15%, 02/15/2017 ‡	395
1,595	5.38%, 04/15/2013 ‡	1,618
	Enterprise Products Operating L.P.
1,215	4.63%, 10/15/2009 ‡	1,229
	Petro-Canada
2,940	5.95%, 05/15/2035 ‡	2,741
	Ras Laffan Liquefied Natural Gas Co., Ltd.
318	3.44%, 09/15/2009 ■ ‡	319
4,940	5.30%, 09/30/2020 ■ ‡	4,814
	Sempra Energy
710	6.00%, 02/01/2013 ‡	755
	TNK-BP Finance S.A.
590	7.50%, 07/18/2016 ■ ‡	572
900	7.50%, 03/13/2013 ■	904

		16,523

	Finance — 11.0%
	ABX Financing Co.
2,232	6.35%, 10/15/2036 ■ ‡	2,189
	American Capital Strategies Ltd.
2,597	6.85%, 08/01/2012 ‡	2,578
	American Express
2,313	5.55%, 10/17/2012	2,399
	American Express Credit Corp.
2,294	6.15%, 08/28/2017 ‡	2,368
1,634	6.80%, 09/01/2066	1,594
	American International Group, Inc.
1,095	6.25%, 03/15/2037 ‡	957
	American Real Estate Partners L.P.
2,295	7.13%, 02/15/2013 ▼	2,129
	Amvescap plc
3,110	4.50%, 12/15/2009 ‡	3,121
1,206	5.38%, 02/27/2013 ‡	1,194
	Army Hawaii Family Housing Trust Certificates
915	5.52%, 06/15/2050 ■ ‡	809
	ATF Bank
500	9.00%, 05/11/2016 ■	493
	BAE Systems Holdings, Inc.
2,980	5.20%, 08/15/2015 ■ ‡	2,944
	BB&T Capital Trust IV
3,092	6.82%, 06/12/2057 Δ ‡	2,895
	Bear Stearns Co., Inc.
2,429	7.25%, 02/01/2018	2,429
	Capital One Capital III
1,700	7.69%, 08/15/2036	1,287
	CIT Group, Inc.
3,020	6.10%, 03/15/2067 Δ ‡	2,149
	Citigroup, Inc.
5,800	8.30%, 12/21/2057 Δ	6,253

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount ╬		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Finance (continued)
	Comerica Capital Trust II
$3,833	6.58%, 02/20/2037 Δ ‡	$2,672
	Corpoacion Andina De Fomento
860	5.75%, 01/12/2017 ⌂	839
	Countrywide Financial Corp.
87	4.50%, 06/15/2010	77
1,150	5.13%, 05/05/2008 Δ	1,101
795	5.80%, 06/07/2012 ‡	707
	Countrywide Home Loans, Inc.
190	4.00%, 03/22/2011	165
1,376	4.13%, 09/15/2009	1,227
318	6.25%, 04/15/2009	295
	Credit Agricole
7,159	6.64%, 05/31/2049 ■ Δ ‡	6,511
	Credit Suisse First Boston USA, Inc.
1,059	6.50%, 01/15/2012 ‡	1,134
	Duke Realty L.P.
1,759	5.95%, 02/15/2017 ‡	1,660
	ERAC USA Finance Co.
2,865	5.60%, 05/01/2015 6<	2,778
	Export Development Canada
JPY 1,346,000	0.88%, 09/22/2008	12,673
	General Electric Capital Corp.
3,180	5.25%, 10/19/2012	3,300
4,680	6.37%, 11/15/2067 Δ	4,865
	Goldman Sachs Capital Trust II
5,385	5.79%, 12/29/2049 Δ ‡	4,167
	Janus Capital Group, Inc.
4,470	6.70%, 06/15/2017 ⌂	4,729
	Lehman Brothers Holdings, Inc.
4,168	5.63%, 01/24/2013	4,222
	Lincoln National Corp.
5,330	6.05%, 04/20/2067 ‡	4,977
	Mellon Capital IV
1,824	6.24%, 06/20/2049 Δ ‡	1,462
	Metlife, Inc.
220	5.38%, 12/15/2012 ‡	228
3,639	6.40%, 12/15/2036 ‡	3,266
	MUFG Capital Finance I Ltd.
2,032	6.35%, 07/25/2049 Δ ‡	1,937
	National City Corp.
5,757	12.00%, 12/29/2049	5,757
	National Rural Utilities Cooperative Finance Corp.
75	5.75%, 08/28/2009 ‡	77
	North Street Referenced Linked Notes
850	6.03%, 07/30/2010 ⌂ Δ	657
	Northgroup Preferred Capital Corp.
2,685	6.38%, 10/15/2049 ⌂ Δ	2,506
	PNC Preferred Funding Trust II
2,300	6.11%, 03/15/2049 ⌂ Δ	2,070
	Progressive Corp.
3,610	6.70%, 06/15/2037 Δ ‡	3,433
	Prudential Financial, Inc.
3,215	5.15%, 01/15/2013	3,258
	Regions Financing Trust II
2,384	6.63%, 05/15/2047 ‡	1,889
	SMFG Preferred Capital
3,598	6.08%, 12/01/2049 ■ Δ ‡	3,328
	State Street Capital Trust III
2,048	8.25%, 12/29/2049 Δ	2,048
	Unicredito Luxembourg Finance S.A.
4,490	6.00%, 10/31/2017 ■	4,544
	US Bank Realty Corp.
3,000	6.09%, 12/22/2049 ■ Δ ‡	2,407
	Washington Mutual Preferred Funding
1,800	9.75%, 10/29/2049 ■ Δ	1,656
	Westfield Group
1,983	5.70%, 10/01/2016 ■ ‡	1,876
	ZFS Finance USA Trust I
3,025	6.50%, 05/09/2037 ■ Δ ‡	2,762

		141,048

	Foreign Governments - 3.0%
	Bundesrepublic Deutschland
EUR 24,575	4.50%, 01/04/2013	38,077
	El Salvador (Republic of)
700	8.50%, 07/25/2011 ◘	775

		38,852

	Health Care - 0.5%
	Covidien International
1,723	5.45%, 10/15/2012 ■	1,787
	CVS Caremark Corp.
5,046	6.30%, 06/01/2037 Δ ‡	4,702

		6,489

	Services - 1.6%
	Clear Channel Communications, Inc.
2,200	7.65%, 09/15/2010	2,267
	Comcast Corp.
1,952	6.30%, 11/15/2017	2,011
	COX Communications, Inc.
2,800	5.45%, 12/15/2014 ‡	2,795
1,681	5.88%, 12/01/2016 ■ ‡	1,677
	Electronic Data Systems Corp.
435	3.88%, 07/15/2023 ۞ ‡	432
	International Bank for Reconstruction & Development
TRY 1,360	13.63%, 05/09/2017	1,132
	Mashantucket Western Pequot Revenue Bond
813	5.91%, 09/01/2021 ⌂	776
	Time Warner Entertainment Co., L.P.
3,725	8.38%, 07/15/2033 ‡	4,358
	Time Warner, Inc.
1,550	6.50%, 11/15/2036 ‡	1,460
	Viacom, Inc.
650	6.25%, 04/30/2016 ‡	657
	Wynn Las Vegas LLC
905	6.63%, 12/01/2014	872
1,970	6.63%, 12/01/2014 ■	1,899

		20,336

	Technology - 2.4%
	Agilent Technologies, Inc.
1,911	6.50%, 11/01/2017	1,961
	AT&T, Inc.
2,983	4.95%, 01/15/2013	3,054
6,172	5.50%, 02/01/2018	6,193

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount ╬		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Technology (continued)
	British Telecommunications plc
$3,721	5.15%, 01/15/2013	$3,821
	Cingular Wireless Services, Inc.
3,780	8.75%, 03/01/2031 ‡	4,745
	Embarq Corp.
1,929	7.08%, 06/01/2016	1,952
	Sprint Capital Corp.
2,675	8.75%, 03/15/2032	2,624
	TCI Communications, Inc.
685	8.75%, 08/01/2015 ‡	805
	Tele-Communications, Inc.
2,075	7.88%, 08/01/2013 ‡	2,295
	Verizon Virginia, Inc.
952	4.63%, 03/15/2013	931
	Vodafone Group plc
2,410	6.15%, 02/27/2037 ‡	2,361

		30,742

	Transportation - 0.5%
	American Airlines, Inc.
1,035	7.86%, 10/01/2011 ‡	1,066
	CSX Corp.
3,205	6.75%, 03/15/2011 ▼‡	3,428
	Union Pacific Corp.
1,459	5.70%, 08/15/2018	1,454

		5,948

	Utilities - 2.1%
	CenterPoint Energy Resources Corp.
690	6.63%, 11/01/2037	692
	CenterPoint Energy, Inc.
2,775	6.85%, 06/01/2015 ‡	2,941
	Detroit Edison Co.
565	6.13%, 10/01/2010 ‡	598
	Duke Energy Corp.
1,280	5.25%, 01/15/2018	1,301
	Florida Power Corp.
1,152	5.80%, 09/15/2017	1,221
	Kinder Morgan Energy Partners L.P.
1,065	6.50%, 02/01/2037 ‡	1,035
	NGPL Pipeco LLC
5,575	6.51%, 12/15/2012 ■	5,751
	Northern States Power Co.
1,170	6.25%, 06/01/2036 ▼‡	1,209
	Peco Energy Co.
1,960	5.95%, 10/01/2036 ‡	1,920
	Puget Sound Energy, Inc.
630	7.96%, 02/22/2010 ‡	683
	Taqa Abu Dhabi National Energy
3,350	5.62%, 10/25/2012 ■	3,414
	Texas-New Mexico Power Co.
508	6.13%, 06/01/2008 ‡	508
	TransCanada Pipelines Ltd.
3,609	6.20%, 10/15/2037	3,579
	Virginia Electric & Power Co.
1,627	5.10%, 11/30/2012	1,679
	Westar Energy, Inc.
250	5.15%, 01/01/2017 ‡	246

		26,777

	Total corporate bonds: investment grade (Cost $326,737)	$320,967

CORPORATE BONDS: NON-INVESTMENT GRADE - 4.3%
	Basic Materials - 0.4%
	AK Steel Corp.
$2,225	7.75%, 06/15/2012	$2,214
	Evraz Group S.A.
800	8.25%, 11/10/2015 ◘	792
	Potlatch Corp.
1,900	13.00%, 12/01/2009 ⌂ Δ	2,146
	Valmont Industries, Inc.
305	6.88%, 05/01/2014	294

		5,446

	Capital Goods - 0.1%
	Bombardier, Inc.
1,830	6.30%, 05/01/2014 ■ ‡	1,793

	Consumer Cyclical - 0.2%
	Aramark Corp.
910	8.41%, 02/01/2015 Δ	815
	K. Hovnanian Enterprises, Inc.
715	6.00%, 01/15/2010 ▼⌂	400
	Parkson Retail Group Ltd.
800	7.88%, 11/14/2011	792

		2,007

	Consumer Staples - 0.1%
	MHP S.A.
1,555	10.25%, 11/30/2011 ⌂	1,454

	Energy - 0.1%
	Range Resources Corp.
1,920	7.38%, 07/15/2013	1,944

	Finance - 1.1%
	Banco BMG S.A.
800	9.15%, 01/15/2016 ◘	806
	Citigroup (JSC Severstal)
1,250	9.25%, 04/19/2014 ◘‡	1,331
	Drummond Co., Inc.
1,245	7.38%, 02/15/2016 ⌂	1,133
	Ford Motor Credit Co.
2,430	8.71%, 04/15/2012 Δ ‡	2,376
	General Motors Acceptance Corp.
2,400	6.88%, 09/15/2011	2,098
	Kazkommerts International B.V.
412	8.00%, 11/03/2015 ■	347
	LPL Holdings, Inc.
725	10.75%, 12/15/2015 ⌂	725
	Northern Rock plc
1,397	5.60%, 04/30/2049 ■	838
2,746	6.59%, 06/28/2049 ■ Δ ‡	1,648
	RBS-Zero Hora Editora Journalistica
BRL 1,000	11.25%, 06/15/2017 ⌂	466
	Residential Capital Corp.
1,605	5.65%, 06/09/2008 Δ ‡	1,372

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount ╬			Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
		Finance (continued)
		TuranAlem Finance B.V.
	$350	7.75%, 04/25/2013 ◘	$310
	285	8.50%, 02/10/2015 ◘ ‡	254

			13,704

		Foreign Governments – 0.4%
		Argentina (Republic of)
	1,460	7.00%, 10/03/2015 ‡	1,254
		Brazil (Republic of)
BRL	1,680	10.00%, 01/01/2017	813
		Panama (Republic of)
	1,250	9.38%, 07/23/2012 ▼	1,464
		Sri Lanka (Republic of) ADR
	700	8.25%, 10/24/2012 ▼ ⌂	634
		Venezuela (Republic of)
	1,490	5.75%, 02/26/2016 ‡	1,246

			5,411

		Health Care – 0.1%
		Reable Therapeutics Finance LLC
	875	11.75%, 11/15/2014	774

		Services – 0.3%
		Echostar DBS Corp.
	2,200	6.38%, 10/01/2011	2,167
		Harrah’s Operating Co., Inc.
	1,670	10.75%, 02/01/2016 – 02/01/2018 ■	1,537

			3,704

		Technology – 1.2%
		Advanced Micro Devices, Inc.
	2,200	6.00%, 05/01/2015 ■ ۞ ‡	1,600
		Charter Communications Operating LLC
	3,450	8.00%, 04/30/2012 ■ ‡	3,277
		Freescale Semiconductor, Inc.
	1,080	8.87%, 12/15/2014 Δ	778
	1,150	10.13%, 12/15/2016 ▼	819
		Intelsat Bermuda Ltd.
	3,500	9.25%, 06/15/2016 ‡	3,491
		Spansion LLC
	1,220	8.25%, 06/01/2013 ■ Δ ‡	903
		Vimpel-Communications
	1,990	8.25%, 05/23/2016 ■ ‡	1,988
		Windstream Corp.
	2,390	8.63%, 08/01/2016 ‡	2,474

			15,330

		Transportation – 0.1%
		Bristow Group, Inc.
	1,570	7.50%, 09/15/2017 ■ ‡	1,586

		Utilities – 0.2%
		Energipe Y Saelpa
	545	10.50%, 07/19/2013 ⌂	589
		Texas Competitive Electric Co.
	1,400	10.25%, 11/01/2015 ■	1,375

			1,964

		Total corporate bonds: non-investment grade (Cost $59,897)	$55,117

MUNICIPAL BONDS – 0.1%
		General Obligations – 0.1%
		Oregon School Boards Association, Taxable Pension
	$1,250	4.76%, 06/30/2028	$1,157

		Total municipal bonds (Cost $1,250)	$1,157

SENIOR FLOATING RATE INTERESTS: NON- INVESTMENT GRADE w – 4.1%
		Basic Materials – 0.5%
		Georgia-Pacific Corp.
	$2,066	6.87%, 02/14/2013 ±	$1,899
		Graham Packaging Co., Inc.
	808	7.25%, 04/03/2014 ±	746
		Huntsman International LLC
	1,356	5.04%, 04/23/2014 ±	1,280
		ISP Chemco LLC
	438	6.68%, 05/31/2014 ±	406
		Jarden Corp.
	1,564	7.33%, 01/24/2012 ±	1,489

			5,820

		Consumer Cyclical – 0.7%
		Aramark Corp., Letter of Credit
	45	6.71%, 01/19/2014 ± *	41
		Aramark Corp., Term Loan B
	632	6.71%, 01/19/2014 ± *	585
		Delphi Corp.
	980	7.38%, 07/01/2008 ±	966
		Ford Motor Co.
	6,000	8.00%, 12/15/2013 ± ‡	5,231
		Masonite International Corp., Canadian Term Loan
	581	5.65%, 04/30/2010 ± ‡	495
		Masonite International Corp., U.S. Term Loan
	582	5.65%, 04/30/2010 ± ‡	501
		Oshkosh Truck Corp.
	390	6.65%, 12/06/2013 ± ‡	352
		Roundy’s Supermarkets, Inc.
	199	7.91%, 11/03/2011 ±	190
		William Carter Co.
	1,261	4.75%, 07/14/2012 ±	1,209

			9,570

		Consumer Staples – 0.0%
		Dole Food Co., Inc.
	114	6.00%, 04/12/2013 ± ‡	103
	52	6.25%, 04/12/2013 à ‡	46
	381	6.31%, 04/12/2013 ± ‡	343

			492

		Energy – 0.0%
		Big West Oil LLC, Delayed Draw Term Loan
	202	5.50%, 02/02/2015 ± *	186
		Big West Oil LLC, Term Loan B
	163	5.50%, 02/02/2015 ± ‡	150

			336

		Finance – 0.5%
		Chrysler Financial Services NA
	933	8.99%, 08/03/2012 ±	836
	569	11.49%, 08/03/2013 ±	436

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE w (continued)
	Finance (continued)
	Community Health Systems, Inc.
$139	0.75%, 07/02/2014 à *	$129
2,768	7.33%, 07/02/2014 ±	2,559
	Crescent Resources LLC
1,428	7.02%, 09/07/2012 ± ‡	1,223
	General Growth Properties, Inc.
657	5.70%, 02/24/2010 ±	599

		5,782

	Health Care – 0.4%
	Carestream Health, Inc.
1,250	5.76%, 04/12/2013 ±	1,104
	HCA, Inc.
997	6.33%, 11/14/2012 ±	911
2,067	7.08%, 11/17/2013 ± ‡	1,896
	IASIS Healthcare Capital Corp.
66	5.21%, 03/15/2014 ±	61
723	5.25%, 01/15/2014 ±	675
249	5.55%, 03/15/2014 ± *	223

		4,870

	Services – 1.5%
	Cedar Fair L.P.
1,250	5.27%, 07/21/2013 ± ‡	1,161
	CSC Holdings, Inc.
793	6.90%, 03/24/2013 ±	730
	Gray Television, Inc.
712	6.21%, 12/31/2014 ±	636
	Idearc, Inc.
2,215	6.33%, 11/17/2013 ±	2,016
1,209	6.83%, 11/17/2014 ±	1,097
	inVentiv Health, Inc.
604	6.58%, 07/05/2014 ±	556
	Metavante Corp.
459	6.66%, 10/31/2014 ±	438
	MGM Mirage, Inc.
1,649	5.85%, 10/03/2011 ±	1,516
	R.H. Donnelley, Inc.
1,353	6.40%, 06/30/2011 ±	1,281
	Regal Cinemas, Inc.
1,335	6.33%, 10/27/2013 ±	1,237
	SunGard Data Systems, Inc.
607	6.90%, 08/08/2012 ±	562
	Tribune Co.
1,981	9.43%, 05/23/2015 ±	1,624
	UPC Financing Partnership
1,447	6.38%, 12/31/2014 ±	1,293
	Weight Watchers International, Inc.
619	6.13%, 01/24/2013 ±	598
	West Corp.
1,835	5.85%, 10/23/2013 ± ‡	1,675
	WideOpenWest Finance LLC
2,600	11.09%, 07/01/2015 ±	2,340

		18,760

	Technology – 0.2%
	Cincinnati Bell, Inc.
474	6.39%, 08/31/2012 ±	451
	Mediacom Broadband LLC, Term Loan D1
1,543	5.46%, 01/31/2015 ± ‡	1,340
	Mediacom Broadband LLC, Term Loan D2
394	5.46%, 01/31/2015 ±	343
	Mediacom LLC, Term Loan C
439	5.46%, 01/31/2015 ± ‡	384

		2,518

	Utilities – 0.3%
	Mirant North America LLC
769	5.02%, 01/03/2013 ± ‡	734
	NRG Energy, Inc.
575	6.48%, 02/01/2013 ±	522
1,246	6.58%, 06/08/2013 ±	1,144
	Texas Competitive Electric Holdings Co. LLC
1,596	8.40%, 10/24/2014 – 10/31/2014 ±	1,452

		3,852

	Total senior floating rate interests: non-investment grade (Cost $56,881)	$52,000

U.S. GOVERNMENT AGENCIES – 37.4%
	Federal Home Loan Mortgage Corporation – 17.0%
	Mortgage Backed Securities:
$2,614	5.03%, 2035 Δ ‡	$2,646
6,146	5.33%, 2037 Δ ‡	6,278
6,972	5.40%, 2037 Δ	7,118
2,500	5.42%, 2036 Δ ‡	2,552
880	5.45%, 2036 Δ	901
61,031	5.50%, 2037	61,735
12,460	5.50%, 2038 *	12,612
2,803	5.59%, 2036 Δ ‡	2,874
10,293	5.59%, 2037 Δ	10,562
1,375	5.83%, 2036 Δ	1,411
68,231	6.00%, 2032 – 2038	69,985
2,495	6.00%, 2034 ‡	2,562
16,423	6.50%, 2037	17,065
6,360	6.50%, 2038 *	6,606

		204,907

	Notes:
3,800	4.10%, 2014 ‡	3,840

	Remic — Pac’s:
8,425	5.00%, 2034 ‡	8,303

		217,050

	Federal National Mortgage Association – 16.4%
	Mortgage Backed Securities:
614	4.67%, 2034 Δ	624
2,362	4.70%, 2035 Δ	2,357
1,327	4.76%, 2035 Δ	1,328
515	4.81%, 2035 Δ	527
854	4.86%, 2035 Δ	869
672	4.90%, 2035 Δ	699
1,698	4.94%, 2035 Δ	1,772
62,089	5.00%, 2018 – 2034	62,196
2,755	5.00%, 2018 ‡	2,799
1,196	5.08%, 2035 Δ	1,218
56,047	5.50%, 2017 – 2037	56,873
10,128	5.50%, 2033 ‡	10,281
9,970	5.50%, 2038 *	10,101

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
U.S. GOVERNMENT AGENCIES (continued)
	Federal National Mortgage Association (continued)
	Mortgage Backed Securities
	(continued):
$28,065	6.00%, 2013 – 2036	$28,817
3,331	6.00%, 2033 ‡	3,428
21,428	6.50%, 2031 – 2037	22,247
2,196	7.00%, 2037	2,312
293	7.50%, 2029 – 2031	317

		208,765

	Government National Mortgage Association – 2.7%
	Mortgage Backed Securities:
4,388	5.50%, 2033 – 2035 ‡	4,479
22,953	6.00%, 2037	23,694
3,386	6.00%, 2032 – 2034 ‡	3,502
2,978	6.50%, 2028 – 2032 ‡	3,114

		34,789

	Other Government Agencies — 1.3%
	Small Business Administration
	Participation Certificates:
5,367	5.56%, 2027	5,633
5,625	5.57%, 2027	5,897
5,345	5.78%, 2027	5,666

		17,196

	Total U.S. government agencies (Cost $466,342)	$477,800

U.S. GOVERNMENT SECURITIES — 12.3%
	Other Direct Federal Obligations — 0.3%
	Federal Home Loan Bank:
$3,680	5.25%, 2008 ‡	$3,728

	U.S. Treasury Securities — 12.0%
	U.S. Treasury Bonds:
7,786	4.75%, 2037 ▼	8,294
4,275	5.00%, 2037 ▼	4,735

		13,029

	U.S. Treasury Notes:
8,395	3.63%, 2012	8,708
84,409	3.88%, 2012 ▼	88,425
40,888	4.25%, 2017 ▼	42,939

		140,072

		153,101

	Total U.S. government securities (Cost $154,974)	$156,829

Shares
PREFERRED STOCK — 0.5%
	Finance — 0.5%
88	Federal Home Loan Mortgage Corp.	$2,359
155	Federal National Mortgage Association	4,101

	Total preferred stock (Cost $6,092)	$6,460

	Total long-term investments (Cost $1,197,524)	$1,187,621

Principal
Amount
SHORT-TERM INVESTMENTS — 16.7%
	Finance — 4.7%
	BNP Paribas Finance
$12,000	3.05%, 02/01/2008	$11,999
	Citigroup Funding, Inc.
12,000	2.95%, 02/01/2008	11,999
	Deutsche Bank
12,000	3.10%, 02/01/2008	11,999
	Rabobank U.S.A.
12,000	3.00%, 02/01/2008	11,999
	UBS Finance LLC
12,000	3.02%, 02/01/2008	11,999

		59,995

Shares
Investment Pools and Funds — 0.0%
32	State Street Bank Money Market Fund	32

Principal
Amount
	Repurchase Agreements — 2.4%

BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/01/2008 in the amount of $10,208, collateralized by U.S. Treasury Bond 6.00% - 8.75%, 2017 - 2026, U.S. Treasury Note 9.88% 2015, value of $10,470)

10,207	1.70% dated 01/31/2008	10,207
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 02/01/2008 in the amount of $10,208, collateralized by U.S. Treasury Note 4.13%, 2012, value of $10,493)
10,208	1.70% dated 01/31/2008	10,208
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2008 in the amount of $10,216, collateralized by U.S. Treasury Bond 5.50%, 2014, U.S. Treasury Note 12.50% 2028, value of $10,448)
10,215	1.60% dated 01/31/2008	10,215

		30,630

Shares
Securities Purchased with Proceeds from Security Lending — 9.4%
Cash Collateral Reinvestment Fund:
119,079	Navigator Prime Portfolio	119,079

Principal
Amount
	U.S. Treasury Bills — 0.2%
2,850	2.83%, 03/13/2008 o □		2,840

	Total short-term investments (Cost $212,576)		$212,576

	Total investments (Cost $1,410,100) ▲	109.7%	$1,400,197
	Other assets and liabilities	(9.7)%	(123,322)

	Total net assets	100.0%	$1,276,875

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.97% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $1,410,558 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$20,516
Unrealized Depreciation	(30,877)

Net Unrealized Depreciation	$(10,361)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†
The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at January 31, 2008, was $312, which represents 0.02% of total net assets.

à	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2008.

▼	Security is partially on loan at January 31, 2008.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2008, was $88,605, which represents 6.94% of total net assets.

◘
Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At January 31, 2008, the market value of these securities amounted to $4,268 or 0.33% of net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2008.

o	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2008.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at January 31, 2008.

*	The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2008 was $30,522.

w
Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at January 31, 2008.

۞	Convertible security.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

BRL — Brazilian Real

EUR — Euro

JPY — Japanese Yen

TRY — Turkish New Lira

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
10/2006	2,050	ACT Depositor Corp., 5.40%, 09/22/2041 - 144A	$1,996
03/2005	18,129	Banc of America Commercial Mortgage, Inc., 4.52%, 09/11/2036 - 144A	427
08/2006	1,230	Banc of America Securities Automotive Trust, 4.49%, 02/18/2013	1,224
08/2007	20,044	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 - 144A	2,786
04/2007	1,000	Bayview Financial Acquisition Trust, 4.93%, 05/28/2037	1,000
10/2004	11,867	Bear Stearns Commercial Mortgage Securities, Inc., 4.07%, 07/11/2042	304
12/2004	9,364	Bear Stearns Commercial Mortgage Securities, Inc., 4.12%, 11/11/2041	219
03/2004	22,822	Bear Stearns Commercial Mortgage Securities, Inc., 5.50%, 02/11/2041 - 144A	474
04/2006-	19,165	CBA Commercial Small Balance
08/2007		Commercial Mortgage — Class X1, 7.00%, 06/25/2038 - 144A	1,194
04/2006	10,573	CBA Commercial Small Balance Commercial Mortgage — Class X2, 7.00%, 07/25/2035 - 144A	702
02/2007	—	Citigroup Mortgage Loan Trust, Inc., 0.00%, 01/25/2037 - 144A	—
08/2007	10,232	Citigroup Mortgage Loan Trust, Inc., 5.92%, 07/25/2037	10,211
02/2007-	318	Citigroup Mortgage Loan Trust, Inc.,
12/2007		12.00%, 01/25/2037 - 144A	681
05/2007	860	Corpoacion Andina De Fomento, 5.75%, 01/12/2017	859
07/2007	824	Credit-Based Asset Servicing and Securitization, 3.65%, 05/25/2036 - 144A	804
05/2006-	2,600	DB Master Finance LLC, 5.78%,
09/2006		06/20/2031 - 144A	2,608
11/2006-	1,245	Drummond Co., Inc., 7.38%,
12/2007		02/15/2016 - 144A	1,206
04/2007	545	Energipe Y Saelpa, 10.50%, 07/19/2013 - 144A	608
05/2007	10,766	First Horizon Mortgage Pass-Through Trust, 5.86%, 05/25/2037	10,790
06/2006	1,891	GE Business Loan Trust, 5.24%, 05/15/2034 - 144A	1,891
06/2006	58,695	GE Business Loan Trust, 6.14%, 05/15/2034 - 144A	427
07/2004	27,055	Goldman Sachs Mortgage Securities Corp. II, 4.38%, 08/10/2038 - 144A	200

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Period	Shares/		Cost
Acquired	Par	Security	Basis
03/2007	1,750	Home Equity Asset Trust, 4.33%, 07/25/2037	$1,747
06/2007	4,470	Janus Capital Group, Inc., 6.70%, 06/15/2017	4,458
03/2007	385	JP Morgan Automotive Receivable Trust, 12.85%, 03/15/2012	385
03/2005	93,402	JP Morgan Chase Commercial Mortgage Security Corp., 4.82%, 08/12/2037	253
09/2006	92,076	JP Morgan Chase Commercial Mortgage Security Corp., 5.42%, 05/12/2045	1,956
10/2006	715	K. Hovnanian Enterprises, Inc., 6.00%, 01/15/2010	691
10/2007	725	LPL Holdings, Inc., 10.75%, 12/15/2015 – 144A	753
07/2005	813	Mashantucket Western Pequot Revenue Bond, 5.91%, 09/01/2021 – 144A	813
11/2006	1,555	MHP S.A., 10.25%, 11/30/2011 – 144A	1,560
04/2005-08/2006	3,982	Morgan Stanley Dean Witter Capital I, 8.05%, 08/25/2032 – Reg D	84
04/2007	270	Nationstar Home Equity Loan Trust, 9.97%, 03/25/2037 – 144A	270
11/2006	850	North Street Referenced Linked Notes, 6.03%, 07/30/2010 – 144A	760
05/2007	2,685	Northgroup Preferred Capital Corp., 6.38%, 10/15/2049 – 144A	2,685
03/2007	2,075	Option One Mortgage Loan Trust, 6.99%, 03/25/2037	1,839
03/2007	2,300	PNC Preferred Funding Trust II, 6.11%, 03/15/2049 – 144A	2,300
10/2001- 11/2001	1,900	Potlatch Corp., 13.00%, 12/01/2009	1,950
10/2007	1,000	RBS-Zero Hora Editora Journalistica, 11.25%, 06/15/2017 – Reg S	517
03/2005	800	Renaissance Home Equity Loan Trust, 5.36%, 05/25/2035	800
03/2006	1,260	Renaissance Home Equity Loan Trust, 5.75%, 05/25/2036	1,260
03/2007	650	Renaissance Home Equity Loan Trust, 7.50%, 04/25/2037	588
08/2007	1,550	Renaissance Home Equity Loan Trust – Class M5, 7.00%, 09/25/2037	1,163
08/2007	1,950	Renaissance Home Equity Loan Trust – Class M8, 7.00%, 09/25/2037	1,073
02/2007	175	Soundview NIM Trust, 6.41%, 12/25/2036 – 144A	175
10/2007	700	Sri Lanka (Republic of) ADR, 8.25%, 10/24/2012 – 144A	701
02/2004	8,979	Wachovia Bank Commercial Mortgage Trust, 3.65%, 02/15/2041 – 144A	172
08/2007- 10/2007	686,090	Wachovia Bank Commercial Mortgage Trust, 10.00%, 02/15/2051	1,141
06/2007	4,760	Wamu Commercial Mortgage Securities Trust, 6.14%, 03/23/2045 – 144A	4,742
The aggregate value of these securities at January 31, 2008 was $68,172 which represents 5.34% of total net assets.
□	Security pledged as initial margin deposit for open futures contracts at January 31, 2008.

Futures Contracts Outstanding at January 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	116	Long	Mar, 2008	$63
5 Year U.S. Treasury Note	1,197	Long	Apr, 2008	1,667
10 Year U.S. Treasury Note	207	Long	Mar, 2008	486
U.S. Long Bond	143	Short	Mar, 2008	(83)

				$2,133

*	The number of contracts does not omit 000’s.
+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Forward Foreign Currency Contracts Outstanding at January 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value	Amount	Date	(Depreciation)
Brazilian Real (Buy)	$2,468	$2,195	02/29/08	$273
Brazilian Real (Sell)	2,468	2,371	02/29/08	(97)
Chilean Peso (Buy)	2,362	2,210	04/16/08	152
Chilean Peso (Sell)	2,362	2,184	04/16/08	(178)
Colombian Peso (Buy)	2,400	2,290	03/27/08	110
Colombian Peso (Sell)	2,400	2,285	03/27/08	(115)
Egyptian Pound (Buy)	2,318	2,290	03/27/08	28
Egyptian Pound (Sell)	2,318	2,303	03/27/08	(15)
Euro (Buy)	6,183	6,099	02/19/08	84
Euro (Sell)	6,183	6,200	02/19/08	17
Euro (Sell)	37,968	37,191	03/17/08	(777)
Japanese Yen (Sell)	12,727	12,674	02/21/08	(53)
Mexican Peso (Buy)	2,212	2,205	04/16/08	7
Mexican Peso (Sell)	2,212	2,199	04/16/08	(13)
Turkish New Lira (Sell)	1,158	1,138	04/29/08	(20)

				$(597)

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)
Credit Default Swap Agreements Outstanding at January 31, 2008

			Pay/			Unrealized
	Reference	Buy/Sell	Receive	Expiration	Notional	Appreciation/
CounterParty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Lehman Brothers Special Financing, Inc.	Lehman ABXIndex	Sell	0.32%	07/25/45	$3,800	$(112)
JP Morgan Chase Bank	Residental Capital Corp.	Sell	5.75%	09/20/08	2,500	(463)

						$(575)

Interest Rate Swap Agreements Outstanding at January 31, 2008

					Unrealized
	Payments made	Payments received	Expiration	Notional	Appreciation/
CounterParty	by Fund	by Fund	Date	Amount	(Depreciation)
Lehman Brothers Special Financing, Inc.	3 Month Libor 3.11%	5.12% Fixed	06/11/10	$11,500	$ 88
Lehman Brothers Special Financing, Inc.	5.07% Fixed	3 Month Libor 3.11%	06/11/18	2,770	(19)
Lehman Brothers Special Financing, Inc.	3 Month Libor 3.11%	4.14% Fixed	12/19/09	156,000	3,029
Lehman Brothers Special Financing, Inc.	5.22% Fixed	3 Month Libor 3.11%	12/19/37	19,000	(974)
Lehman Brothers Special Financing, Inc.	3 Month Libor 3.11%	4.18% Fixed	12/18/09	156,000	3,156
Lehman Brothers Special Financing, Inc.	5.24% Fixed	3 Month Libor 3.11%	12/18/37	19,000	(1,042)

					$ 4,238

The Hartford U.S. Goverment Securities Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 9.3%
	Finance - 9.3%
	Bayview Commercial Asset Trust
$12,630	7.00%, 07/25/2037 ⌂ ►	$1,498
6,946	7.50%, 09/25/2037 ⌂►	919
	Bayview Financial Acquisition Trust
2,100	4.93%, 05/28/2037 ⌂ Δ	1,470
	CBA Commercial Small Balance Commercial Mortgage
370	6.09%, 07/25/2039 ⌂ Δ	248
390	6.50%, 07/25/2039 ⌂ Δ	203
8,878	7.25%, 07/25/2039 ⌂►	853
	Countrywide Asset-Backed Certificates
2,000	5.76%, 06/25/2035	1,561
2,000	5.80%, 07/25/2034	1,641
	Lehman XS Trust
1,905	6.50%, 05/25/2037 ⌂ Δ	1,865
	Merrill Lynch/Countrywide Commercial
	Mortgage Trust
4,000	5.46%, 07/12/2046 Δ	3,750
	Nationstar Home Equity Loan Trust
184	9.97%, 03/25/2037 ⌂ Δ	181
	Option One Mortgage Loan Trust
1,000	6.99%, 03/25/2037 ⌂	200
	Renaissance Home Equity Loan Trust
1,430	7.00%, 09/25/2037 ⌂	458
1,080	7.50%, 04/25/2037 - 06/25/2037 ⌂	167
	Spirit Master Funding LLC
1,933	5.76%, 03/20/2024 ■	2,011
	Wamu Commercial Mortgage Securities Trust
3,000	6.14%, 03/23/2045 ⌂ Δ	2,697

	Total asset & commercial mortgage backed securities (Cost $24,427)	$19,722

CORPORATE BONDS: INVESTMENT GRADE - 0.2%
	Finance - 0.2%
	North Street Referenced Linked Notes
$500	6.03%, 07/30/2010 ⌂ Δ	$386

	Total corporate bonds: investment grade (Cost $447)	$386

U.S. GOVERNMENT AGENCIES - 82.5%
	Federal Home Loan Mortgage Corporation - 17.6%
	Mortgage Backed Securities:
$9,546	6.00%, 2032 - 2037	$9,791
63	7.00%, 2029 - 2031	67
90	9.00%, 2022	100
46	11.50%, 2015 - 2019	50
25	11.75%, 2011	28
6	12.50%, 2019	6

		10,042

	Remic — Pac’s:
26,354	6.00%, 2032	27,348

		37,390

	Federal National Mortgage Association - 47.9%
	Mortgage Backed Securities:
9,948	5.48%, 2036 Δ	10,494
15,142	5.50%, 2015 - 2037	15,329
19,939	6.00%, 2016 - 2036	20,478
4,674	6.00%, 2037 Δ	4,892
1,268	6.01%, 2009	1,283
19,789	6.50%, 2013 - 2037	20,500
18	7.50%, 2030	19
17	8.00%, 2025	19
47	8.50%, 2022	52
9	9.75%, 2020	10
61	10.00%, 2020	71
30	10.50%, 2012 - 2018	35
1	10.75%, 2013	1
117	11.00%, 2015 - 2020	131
14	11.25%, 2013	15
4	11.50%, 2015	5
16	12.00%, 2014	18
48	12.50%, 2015	55

		73,407

	Notes:
15,000	4.14%, 2015	15,106
10,500	6.25%, 2029 ▼	12,453

		27,559

	Remic — Pac’s:
739	6.50%, 2012	766

		101,732

	Government National Mortgage Association - 7.2%
	Mortgage Backed Securities:
347	6.00%, 2034	358
2,979	6.50%, 2031 - 2032	3,114
36	7.00%, 2030	39
100	8.00%, 2022	110
320	9.50%, 2016 - 2019	356
23	11.00%, 2015 - 2018	26

		4,003

	Remic — Pac’s:
10,000	6.00%, 2032	10,298
1,000	6.50%, 2031	1,064

		11,362

		15,365

	Other Government Agencies - 9.8%
	Small Business Administration Participation Certificates:
4,000	5.57%, 2027	4,194
2,301	5.66%, 2022	2,421
1,833	5.70%, 2026	1,949
1,043	5.78%, 2021	1,097
3,352	5.82%, 2026	3,563
2,588	5.98%, 2022	2,740
2,224	6.07%, 2026	2,388
2,348	6.14%, 2022	2,519

		20,871

	Total U.S. government agencies (Cost $169,946)	$175,358

U.S. GOVERN MENT SECURITIES - 4.7%
	U.S. Treasury Securities - 4.7%
	U.S. Treasury Notes:
$5,000	3.25%, 2009 ▼	$5,101

The Hartford U.S. Goverment Securities Fund
Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
U.S. GOVERNMENT SECURITIES (continued)
	U.S. Treasury Securities (continued)
	U.S. Treasury Notes (continued):
$4,700	4.50%, 2017 ▼	$5,023

	Total U.S. government securities (Cost $9,626)	$10,124

	Total long-term investments (Cost $204,446)	$205,590

SHORT-TERM INVESTMENTS - 20.3%
	Repurchase Agreements - 9.0%

BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/01/2008 in the amount of $6,378, collateralized by U.S. Treasury Bond 6.00% - 8.75%, 2017 - 2026, U.S. Treasury Note 9.88% 2015, value of $6,542)

$6,378	1.70% dated 01/31/2008	$6,378
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 02/01/2008 in the amount of $6,378, collateralized by U.S. Treasury Note 4.13%, 2012, value of $6,556)
6,378	1.70% dated 01/31/2008	6,378
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2008 in the amount of $6,383, collateralized by U.S. Treasury Bond 5.50%, 2014, U.S. Treasury Note 12.50% 2028, value of $6,528)
6,383	1.60% dated 01/31/2008	6,382

		19,138

Shares
Securities Purchased with Proceeds from Security Lending - 10.9%
Cash Collateral Reinvestment Fund:
23,235	Navigator Prime Portfolio	23,235

Principal
Amount
	U.S. Treasury Bills - 0.4%
750	1.72%, 03/13/2008 o □		748

	Total short-term investments (Cost $43,121)		$43,121

	Total investments (Cost $247,567) ▲	117.0%	$248,711
	Other assets and liabilities	(17.0)%	(36,111)

	Total net assets	100.0%	$212,600

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $247,666 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,946
Unrealized Depreciation	(4,901)

Net Unrealized Appreciation	$1,045

▼	Security is partially on loan at January 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2008, was $2,011, which represents 0.95% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2008.

o	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at January 31, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
05/2007	12,630	Bayview Commercial Asset Trust,
		7.00%, 07/25/2037 - 144A	$1,802
08/2007	6,946	Bayview Commercial Asset Trust,
		7.50%, 09/25/2037 - 144A	966
04/2007	2,100	Bayview Financial Acquisition Trust,
		4.93%, 05/28/2037	2,100
05/2007	370	CBA Commercial Small Balance Commercial Mortgage, 6.09%,
		07/25/2039 - 144A	370
05/2007	390	CBA Commercial Small Balance Commercial Mortgage, 6.50%,
		07/25/2039 - 144A	390
05/2007	8,878	CBA Commercial Small Balance Commercial Mortgage, 7.25%,
		07/25/2039 - 144A	800
10/2007	1,905	Lehman XS Trust, 6.50%, 05/25/2037	1,884
04/2007	184	Nationstar Home Equity Loan Trust,
		9.97%, 03/25/2037 - 144A	184
11/2006	500	North Street Referenced Linked
		Notes, 6.03%, 07/30/2010 - 144A	447
03/2007	1,000	Option One Mortgage Loan Trust,
		6.99%, 03/25/2037	868
08/2007	1,430	Renaissance Home Equity Loan
		Trust, 7.00%, 09/25/2037	1,145
05/2007	1,080	Renaissance Home Equity Loan Trust, 7.50%,
		04/25/2037 - 06/25/2037	976
06/2007	3,000	Wamu Commercial Mortgage Securities Trust, 6.14%,
		03/23/2045 - 144A	2,989

The aggregate value of these securities at January 31, 2008 was $11,145 which represents 5.24% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2008.
     Futures Contracts Outstanding at January 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	636	Long	Mar, 2008	$1,653
5 Year U.S. Treasury Note	117	Long	Apr, 2008	(166)
10 Year U.S. Treasury Note	43	Short	Mar, 2008	39
U.S. Long Bond	29	Short	Mar, 2008	(54)

				$1,472

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Value Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 94.0%
	Basic Materials - 4.0%
112	Agrium, Inc.	$7,215
95	E.I. DuPont de Nemours & Co.	4,310
44	Kimberly-Clark Corp.	2,915
217	Smurfit-Stone Container Corp. ● ▼	2,058

		16,498

	Capital Goods - 0.5%
42	Cummins, Inc.	2,013

	Consumer Cyclical - 6.9%
80	Altria Group, Inc.	6,050
177	Gap, Inc.	3,388
208	Ingram Micro, Inc. ●	3,702
159	Kroger Co.	4,047
90	Macy’s Inc.	2,474
116	Safeway, Inc.	3,607
156	Supervalu, Inc.	4,686

		27,954

	Consumer Staples - 5.6%
37	Colgate-Palmolive Co.	2,849
155	ConAgra Foods, Inc.	3,328
102	Kellogg Co.	4,886
124	PepsiCo, Inc.	8,456
229	Tyson Foods, Inc. Class A	3,263

		22,782

	Energy - 15.8%
86	Chevron Corp.	7,225
69	ConocoPhillips Holding Co.	5,502
228	Exxon Mobil Corp.	19,725
165	Newfield Exploration Co. ● ▼	8,235
208	Occidental Petroleum Corp.	14,131
65	Total S.A. ADR	4,709
89	XTO Energy, Inc.	4,598

		64,125

	Finance - 27.5%
117	ACE Ltd.	6,843
79	Aetna, Inc.	4,181
122	Allstate Corp.	5,986
72	American International Group, Inc.	3,977
367	Bank of America Corp.	16,290
96	Bank of New York Mellon Corp.	4,488
96	Chubb Corp.	4,982
195	Discover Financial Services, Inc.	3,409
31	Goldman Sachs Group, Inc.	6,264
294	Host Hotels & Resorts, Inc.	4,921
171	JP Morgan Chase & Co.	8,117
127	Lloyd’s TSB Group plc ADR	4,448
120	Morgan Stanley	5,951
81	PNC Financial Services Group, Inc.	5,315
90	UBS AG	3,729
229	US Bancorp	7,761
150	Wachovia Corp.	5,836
44	Wellpoint, Inc. ●	3,441
176	Wells Fargo & Co.	5,969

		111,908

	Health Care - 6.7%
70	Abbott Laboratories	3,941
105	Baxter International, Inc.	6,396
160	Bristol-Myers Squibb Co.	3,708
219	CVS/Caremark Corp.	8,548
116	Wyeth	4,633

		27,226

	Services - 2.0%
122	Comcast Corp. Class A ● ▼	2,213
176	Sun Microsystems, Inc. ●	3,074
194	Time Warner, Inc.	3,052

		8,339

	Technology - 16.5%
428	AT&T, Inc.	16,491
204	Cisco Systems, Inc. ●	4,986
168	Corning, Inc.	4,034
459	General Electric Co.	16,243
126	Hewlett-Packard Co.	5,526
289	Intel Corp.	6,125
39	International Business Machines Corp.	4,143
243	Verizon Communications, Inc.	9,446

		66,994

	Transportation - 2.3%
110	General Dynamics Corp.	9,265

	Utilities - 6.2%
40	Entergy Corp.	4,338
50	Exelon Corp.	3,771
156	FPL Group, Inc.	10,072
78	SCANA Corp.	2,909
111	Southern Co.	4,031

		25,121

	Total common stock (Cost $361,238)	$382,225

Principal
Amount
SHORT-TERM INVESTMENTS - 5.1%
	Repurchase Agreements - 4.5%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $6,280, collateralized by FNMA 5.00%, 2035, value of $6,405)
$6,279	3.00% dated 01/31/2008	$6,279

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $8,723, collateralized by FHLMC 4.50% - 7.00%, 2017 - 2038, GNMA 4.50% - 7.00%, 2035 - 2037, value of $8,896)

8,722	3.00% dated 01/31/2008	8,722
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $3,226, collateralized by FNMA 5.50% - 6.00%, 2034 - 2037, value of $3,290)
3,225	2.99% dated 01/31/2008	3,225
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2008 in the amount of $35, collateralized by U.S. Treasury Bond 5.25%, 2029, value of $36)
35	1.70% dated 01/31/2008	35

		18,261

The Hartford Value Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
SHORT-TERM INVESTMENTS (continued)
	Securities Purchased with Proceeds from Security Lending - 0.6%
	Cash Collateral Reinvestment Fund:
$2,561	Goldman Sachs FS Prime Obligation/Institutional Fund		$2,561

	Total short-term investments (Cost $20,822)		$20,822

	Total investments (Cost $382,060) ▲	99.1%	$403,047
	Other assets and liabilities	0.9%	3,779

	Total net assets	100.0%	$406,826

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.94% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $382,144 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$39,892
Unrealized Depreciation	(18,989)

Net Unrealized Appreciation	$20,903

●	Currently non-income producing.

▼	Security is partially on loan at January 31, 2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Value Opportunities Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 98.1%
	Basic Materials - 8.5%
77	Alcoa, Inc.	$2,539
102	Arch Coal, Inc. ▼	4,501
31	Celanese Corp.	1,166
154	Chemtura Corp.	1,030
21	Cytec Industries, Inc.	1,161
45	Owens-Illinois, Inc. ●	2,278
147	Rexam plc †	1,230
116	Smurfit-Stone Container Corp. ●	1,096
245	Uranium One Inc ●	1,704
398	USEC, Inc. ● ▼	3,208

		19,913

	Capital Goods - 3.8%
19	Alliant Techsystems, Inc. ●	2,032
42	Deere & Co.	3,677
31	Goodrich Corp.	1,933
40	Kennametal, Inc.	1,219

		8,861

	Consumer Cyclical - 6.0%
30	American Axle & Manufacturing Holdings, Inc. ▼	652
23	Copart, Inc. ●	932
339	Ford Motor Co. ●	2,252
118	Home Depot, Inc.	3,610
49	Liz Claiborne, Inc.	1,073
41	MDC Holdings, Inc.	1,916
152	TRW Automotive Holdings Corp. ●	3,483

		13,918

	Consumer Staples - 5.8%
76	Avon Products, Inc.	2,668
918	Chaoda Modern Agriculture †	934
60	Cosan Ltd. ●	870
35	Cosan S.A. Industria E Comercio	552
112	Dean Foods Co.	3,122
4,066	Marine Harvest † ● ▼	2,190
94	Unilever N.V. NY Shares ADR	3,070

		13,406

	Energy - 8.9%
251	Brasil EcoDiesel Industria ●	580
47	Exxon Mobil Corp.	4,035
87	Newfield Exploration Co. ●	4,345
44	Noble Energy, Inc.	3,201
38	Petro-Canada	1,731
191	Talisman Energy, Inc.	3,021
44	Total S.A. ADR	3,212
25	UGI Corp.	671

		20,796

	Finance - 25.5%
145	ACE Ltd.	8,471
34	Aetna, Inc.	1,800
154	AMBAC Financial Group, Inc. ▼	1,803
47	American International Group, Inc.	2,576
228	Bank of America Corp.	10,122
64	Capital One Financial Corp.	3,513
101	CIT Group, Inc.	2,813
48	Citigroup, Inc.	1,349
266	Countrywide Financial Corp. ▼	1,853
48	Everest Re Group Ltd.	4,922
159	Genesis Lease Ltd.	3,202
24	Health Net, Inc. ●	1,125
76	Oaktree Capital ● ■	2,109
146	PennantPark Investment Corp.	1,643
46	Platinum Underwriters Holdings Ltd.	1,546
608	Royal Bank of Scotland Group plc †	4,686
80	TD Ameritrade Holding Corp. ●	1,497
65	Thornburg Mortgage Asset Corp. ▼	726
91	UBS AG	3,757

		59,513

	Health Care - 10.6%
93	Alkermes, Inc. ●	1,233
25	Amgen, Inc. ●	1,146
22	Astellas Pharma, Inc. †	941
30	Bristol-Myers Squibb Co.	689
108	Cooper Co., Inc.	4,249
29	Covidien Ltd.	1,290
261	Impax Laboratories, Inc. ●	2,670
21	Sanofi-Aventis S.A. †	1,708
243	Schering-Plough Corp.	4,758
150	Wyeth	5,978

		24,662

	Services - 8.7%
208	BearingPoint, Inc. ● ▼	408
56	CACI International, Inc. Class A ●	2,450
262	Comcast Corp. Class A ●	4,749
343	Comcast Corp. Special Class A ●	6,178
46	Entercom Communications Corp.	560
76	R.H. Donnelley Corp. ● ▼	2,273
49	United Parcel Service, Inc. Class B	3,599

		20,217

	Technology - 14.9%
64	Arrow Electronics, Inc. ●	2,197
96	AT&T, Inc.	3,687
167	Cisco Systems, Inc. ●	4,082
131	Corning, Inc.	3,158
88	Fairchild Semiconductor International, Inc. ●	1,083
243	Flextronics International Ltd. ●	2,848
229	JDS Uniphase Corp. ●	2,385
109	Microsoft Corp.	3,567
111	Qualcomm, Inc.	4,687
74	Solar Cayman Ltd. † ● ⌂	1,020
130	Symantec Corp. ●	2,331
117	Telefonaktiebolaget LM Ericsson ADR ▼	2,647
63	Virgin Media, Inc.	1,053

		34,745

	Transportation - 5.4%
100	Delta Air Lines, Inc. ●	1,678
425	Northwest Airlines Corp. ●	7,950
34	UAL Corp.	1,279
86	US Airways Group, Inc. ●	1,189
28	US Airways Group, Inc. ● ∞	383

		12,479

	Total common stock (Cost $249,190)	$228,510

The Hartford Value Opportunities Fund

Schedule of Investments
January 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
PREFERRED STOCK - 0.7%
	Finance - 0.7%
65	Thornburg Mortgage, Inc. ۞		$1,689

	Total preferred stock (Cost $1,583)		$1,689

	Total long-term investments (Cost $250,773)		$230,199

SHORT-TERM INVESTMENTS - 7.8%
	Securities Purchased with Proceeds from Security Lending - 7.8%
	Cash Collateral Reinvestment Fund:
$18,188	Goldman Sachs FS Prime Obligation/Institutional Fund		$18,188

	Total short-term investments (Cost $18,188)		$18,188

	Total investments (Cost $268,961) ▲	106.6%	$248,387
	Other assets and liabilities	(6.6)%	(15,313)

	Total net assets	100.0%	$233,074

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 15.46% of total net assets at January 31, 2008.

▲	At January 31, 2008, the cost of securities for federal income tax purposes was $269,282 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$14,497
Unrealized Depreciation	(35,392)

Net Unrealized Depreciation	$(20,895)

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at January 31, 2008, was $12,709, which represents 5.45% of total net assets.

●	Currently non-income producing.

▼	Security is partially on loan at January 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2008, was $2,109, which represents 0.90% of total net assets.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At January 31, 2008, the market value of these securities was $383, which represents 0.16% of total net assets.

۞	Convertible security.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
03/2007	74	Solar Cayman Ltd.	$1,103
The aggregate value of these securities at January 31, 2008 was $1,020 which represents 0.44% of total net assets.
Forward Foreign Currency Contracts Outstanding at January 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
British Pound (Sell)	$19	$19	02/05/08	$—
Euro (Sell)	26	26	02/05/08	—
Hong Kong Dollar (Buy)	25	25	02/01/08	—
Hong Kong Dollar (Buy)	26	26	02/04/08	—
Japanese Yen (Sell)	13	13	02/05/08	—
Norwegian Krone (Sell)	33	33	02/05/08	—

				$—

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.
(a) Based on an evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant’s management, including the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.
Date: March 14, 2008	By:	/s/ John C. Walters
John C. Walters
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 14, 2008	By:	/s/ John C. Walters
John C. Walters
Its: President

Date: March 14, 2008	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer